UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30

Date of reporting period: March 31, 2016

Item 1. Schedule of Investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 82.54%
	Aerospace & Defense — 2.39%
333	Huntington Ingalls Industries, Inc.	$46
36,708	L-3 Communications Holdings, Inc.	4,349
8,506	Lockheed Martin Corp.	1,884
961	Spirit Aerosystems Holdings, Inc., Class – A (a)	44
1,895	Textron, Inc.	69
28,459	The Boeing Co.	3,613
35,075	United Technologies Corp.	3,511

		13,516

	Air Freight & Logistics — 0.53%
4,871	C.H. Robinson Worldwide, Inc.	362
24,803	United Parcel Service, Inc., Class – B	2,616

		2,978

	Airlines — 1.17%
1,418	Copa Holdings SA, Class – A	96
71,090	Delta Air Lines, Inc.	3,461
143,998	JetBlue Airways Corp. (a)	3,041
460	Spirit Airlines, Inc. (a)	22

		6,620

	Auto Components — 1.94%
88,555	Goodyear Tire & Rubber Co.	2,921
33,569	Johnson Controls, Inc.	1,308
25,851	Lear Corp.	2,874
89,872	Magna International, Inc., ADR	3,862
292	Visteon Corp.	23

		10,988

	Automobiles — 1.17%
205,373	Ford Motor Co.	2,773
103,259	General Motors Co.	3,245
11,416	Harley-Davidson, Inc.	586

		6,604

	Banks — 6.17%
6,411	Associated Banc-Corp.	115
595,602	Bank of America Corp.	8,052
1,734	Bank of Hawaii Corp.	118
4,216	BankUnited, Inc.	145
47,540	BB&T Corp.	1,582
2,664	BOK Financial Corp.	146
1,296	CIT Group, Inc.	40
8,732	Citigroup, Inc.	365
99,419	Citizens Financial Group, Inc.	2,083
1,300	Comerica, Inc.	49
627	Commerce Bancshares, Inc.	28
3,825	Cullen/Frost Bankers, Inc.	211
6,280	East West Bancorp, Inc.	204
47,061	Fifth Third Bancorp	785
11,959	First Niagara Financial Group, Inc.	116
59,368	JPMorgan Chase & Co.	3,516
39,010	KeyCorp	431
6,813	M&T Bank Corp.	756
6,720	PacWest Bancorp	250
10,892	People’s United Financial, Inc.	174
3,848	PNC Financial Services Group, Inc.	325
134,708	Regions Financial Corp.	1,057
22,467	SunTrust Banks, Inc.	811
374	SVB Financial Group (a)	38
6,837	TCF Financial Corp.	84
68,539	U.S. BanCorp	2,782

Shares	Security Description	Value (000)
	Banks (continued)
218,186	Wells Fargo & Co.	$10,550
1,468	Zions BanCorp.	36

		34,849

	Beverages — 1.14%
30,996	PepsiCo, Inc.	3,176
70,921	The Coca-Cola Co.	3,290

		6,466

	Biotechnology — 1.68%
54,635	AbbVie, Inc.	3,121
23,030	Amgen, Inc.	3,452
1,355	Biogen Idec, Inc. (a)	353
27,026	Gilead Sciences, Inc.	2,483
379	Intrexon Corp.	13
1,244	Medivation, Inc. (a)	57
348	United Therapeutics Corp. (a)	39

		9,518

	Capital Markets — 1.58%
11,301	Ameriprise Financial, Inc.	1,062
1,208	Artisan Partners Asset Management, Inc.	37
4,584	BlackRock, Inc., Class – A	1,561
8,620	Eaton Vance Corp.	289
3,301	Federated Investors, Inc., Class – B	95
2,734	Franklin Resources, Inc.	107
2,178	Goldman Sachs Group, Inc.	342
38,526	Invesco Ltd.	1,184
6,359	Lazard Ltd., Class – A	247
3,856	Legg Mason, Inc.	134
4,059	LPL Financial Holdings, Inc.	101
10,883	Morgan Stanley	272
6,731	NorthStar Asset Management Group, Inc.	76
16,417	State Street Corp.	961
31,507	T. Rowe Price Group, Inc.	2,315
6,443	Waddell & Reed Financial, Inc., Class – A	152

		8,935

	Chemicals — 4.30%
7,340	Air Products & Chemicals, Inc.	1,057
189,602	CF Industries Holdings, Inc.	5,942
25,905	E.I. du Pont de Nemours & Co.	1,640
7,767	Eastman Chemical Co.	561
10,557	Huntsman Corp.	140
78,944	LyondellBasell Industries NV, Class – A	6,756
24,802	Praxair, Inc.	2,839
5,158	RPM International, Inc.	244
75,531	The Dow Chemical Co.	3,842
42,558	The Mosaic Co.	1,149
1,686	The Scotts Miracle-Gro Co.	123
306	Westlake Chemical Corp.	14

		24,307

	Commercial Services & Supplies — 0.32%
397	Clean Harbors, Inc. (a)	20
802	Copart, Inc. (a)	33
6,272	Covanta Holding Corp.	106
4,831	KAR Auction Services, Inc.	184
7,969	Pitney Bowes, Inc.	172
6,863	R.R. Donnelley & Sons Co.	113
7,217	Republic Services, Inc., Class – A	343
1,146	The ADT Corp.	47
13,619	Waste Management, Inc.	803

		1,821

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment — 0.73%
3,082	Brocade Communications Systems, Inc.	$33
130,510	Cisco Systems, Inc.	3,715
4,665	Harris Corp.	363

		4,111

	Construction & Engineering — 0.02%
994	Fluor Corp.	54
886	Jacobs Engineering Group, Inc. (a)	39
1,070	Quanta Services, Inc. (a)	24
165	Valmont Industries, Inc.	20

		137

	Construction Materials — 0.00%
380	Eagle Materials, Inc., Class – A	27

	Consumer Finance — 2.74%
6,132	American Express Co.	377
78,533	Capital One Financial Corp.	5,442
56,351	Discover Financial Services	2,869
25,410	Navient Corp.	304
67,697	OneMain Holdings, Inc. (a)	1,857
620	Santander Consumer USA Holdings, Inc. (a)	7
3,017	SLM Corp. (a)	19
161,079	Synchrony Financial (a)	4,617

		15,492

	Containers & Packaging — 0.43%
2,876	Bemis Co., Inc.	149
28,236	International Paper Co.	1,159
5,701	Packaging Corp. of America	344
3,163	Sonoco Products Co.	154
15,995	WestRock Co.	624

		2,430

	Distributors — 0.09%
5,140	Genuine Parts Co.	511

	Diversified Consumer Services — 0.00%
12	Graham Holdings Co.	6

	Diversified Financial Services — 0.26%
2,683	Berkshire Hathaway, Inc., Class – B (a)	381
10,846	CME Group, Inc.	1,042
1,523	Voya Financial, Inc.	45

		1,468

	Diversified Telecommunication Services — 2.22%
91,211	AT&T, Inc.	3,573
20,634	CenturyLink, Inc.	659
33,326	Frontier Communications Corp.	186
1,881	Level 3 Communications, Inc. (a)	99
148,198	Verizon Communications, Inc.	8,015

		12,532

	Electric Utilities — 2.38%
45,101	American Electric Power, Inc.	2,995
8,155	Duke Energy Corp.	658
41,383	Edison International	2,975
1,930	Entergy Corp.	153
2,613	Eversource Energy	152
10,088	Exelon Corp.	362
4,727	FirstEnergy Corp.	170
1,665	Great Plains Energy, Inc.	54
874	Hawaiian Electric Industries, Inc.	28
5,173	NextEra Energy, Inc.	612
2,807	OGE Energy Corp.	80

Shares	Security Description	Value (000)
	Electric Utilities (continued)
3,583	PG&E Corp.	$214
1,161	Pinnacle West Capital Corp.	87
108,481	PPL Corp.	4,131
10,366	The Southern Co.	536
1,210	Westar Energy, Inc.	60
4,146	Xcel Energy, Inc.	173

		13,440

	Electrical Equipment — 1.34%
77,951	Eaton Corp. PLC	4,877
33,290	Emerson Electric Co.	1,810
2,033	Hubbell, Inc.	215
5,642	Rockwell Automation, Inc.	642

		7,544

	Electronic Equipment, Instruments & Components — 0.71%
708	Arrow Electronics, Inc. (a)	46
1,003	Avnet, Inc.	44
52,103	Corning, Inc.	1,088
363	Dolby Laboratories, Inc., Class – A	16
98,270	Keysight Technologies, Inc. (a)	2,726
3,903	National Instruments Corp.	118

		4,038

	Energy Equipment & Services — 2.70%
3,049	Baker Hughes, Inc.	134
482	Diamond Offshore Drilling, Inc.	10
264	Dril-Quip, Inc. (a)	16
1,593	FMC Technologies, Inc. (a)	44
1,462	Franks International NV	24
6,158	Halliburton Co.	220
58,381	Helmerich & Payne, Inc. ^	3,427
15,381	Nabors Industries Ltd.	142
108,874	National Oilwell Varco, Inc.	3,386
13,406	Oceaneering International, Inc.	446
8,521	Patterson-UTI Energy, Inc.	150
860	Rowan Cos. PLC, Class – A	14
440	RPC, Inc.	6
96,152	Schlumberger Ltd.	7,091
5,566	Superior Energy Services, Inc.	75
5,425	Weatherford International PLC (a)	42

		15,227

	Food & Staples Retailing — 0.83%
19,634	Sysco Corp.	917
3,234	Walgreens Boots Alliance, Inc.	272
49,991	Wal-Mart Stores, Inc.	3,425
1,943	Whole Foods Market, Inc.	60

		4,674

	Food Products — 1.42%
85,560	Archer-Daniels-Midland Co.	3,106
5,328	Bunge Ltd.	302
10,051	Flowers Foods, Inc.	186
18,122	General Mills, Inc.	1,148
5,308	Hershey Co.	489
525	Ingredion, Inc.	56
7,599	Kellogg Co.	582
1,492	Mead Johnson Nutrition Co.	127
727	The Hain Celestial Group, Inc. (a)	30
23,642	The Kraft Heinz Co.	1,857
2,173	Tyson Foods, Inc., Class – A	145

		8,028

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.04%
877	AGL Resources, Inc.	$57
860	National Fuel Gas Co.	43
2,134	Questar Corp.	53
1,476	UGI Corp.	60

		213

	Health Care Equipment & Supplies — 0.40%
50,534	Abbott Laboratories	2,113
1,903	St. Jude Medical, Inc.	105
669	Varian Medical Systems, Inc. (a)	54

		2,272

	Health Care Providers & Services — 1.68%
48,124	Aetna, Inc.	5,406
1,823	Anthem, Inc.	253
1,775	CIGNA Corp.	244
291	LifePoint Hospitals, Inc. (a)	20
27,112	UnitedHealth Group, Inc.	3,495
606	Universal Health Services, Inc.	76

		9,494

	Hotels, Restaurants & Leisure — 1.21%
2,590	Brinker International, Inc.	119
1,450	Carnival Corp.	77
4,003	Darden Restaurants, Inc.	265
3,730	Dunkin’ Brands Group, Inc.	176
3,561	Extended Stay America, Inc.	58
115	Hyatt Hotels Corp., Class – A (a)	6
13,538	Las Vegas Sands Corp.	700
26,062	McDonald’s Corp.	3,275
2,188	Six Flags Entertainment Corp.	121
8,048	The Wendy’s Co.	88
2,299	Wynn Resorts Ltd.	215
21,635	YUM! Brands, Inc.	1,771

		6,871

	Household Durables — 0.12%
2,215	D.R. Horton, Inc.	67
3,834	Garmin Ltd.	153
608	Gopro, Inc., Class – A (a)	7
4,468	Leggett & Platt, Inc.	216
3,514	Tupperware Brands Corp.	204

		647

	Household Products — 0.92%
566	Church & Dwight Co., Inc.	52
3,173	Colgate-Palmolive Co.	224
11,222	Kimberly-Clark Corp.	1,509
107	Spectrum Brands Holdings, Inc.	12
571	The Clorox Co.	72
40,328	The Procter & Gamble Co.	3,320

		5,189

	Independent Power and Renewable Electricity Producers — 0.03%
1,122	Calpine Corp. (a)	17
3,934	NRG Energy, Inc., Class – C	51
9,117	The AES Corp.	108

		176

	Industrial Conglomerates — 1.16%
19,331	3M Co.	3,221
449	Carlisle Cos., Inc.	45
104,068	General Electric Co.	3,308

		6,574

Shares	Security Description	Value (000)
	Insurance — 5.48%
20,731	Aflac, Inc.	$1,309
120	Alleghany Corp. (a)	60
5,904	Allied World Assurance Co. Holdings AG	207
91,163	Allstate Corp.	6,142
18,706	American Financial Group, Inc.	1,316
128,194	American International Group, Inc.	6,929
6,062	Arthur J. Gallagher & Co.	270
445	Aspen Insurance Holdings Ltd.	21
4,130	Assurant, Inc.	319
4,682	AXIS Capital Holdings Ltd.	260
5,168	Cincinnati Financial Corp.	338
1,021	CNA Financial Corp.	33
462	Endurance Specialty Holdings Ltd.	30
1,993	Everest Re Group Ltd.	394
35,030	First American Financial Corp.	1,335
83,863	FNF Group	2,843
325	Hanover Insurance Group, Inc.	29
3,076	Hartford Financial Services Group, Inc.	142
12,151	Lincoln National Corp.	476
2,309	Loews Corp.	88
845	Mercury General Corp.	47
71,776	MetLife, Inc.	3,154
8,499	Old Republic International Corp.	155
21,575	Principal Financial Group, Inc.	851
2,163	ProAssurance Corp.	109
39,706	Prudential Financial, Inc.	2,868
492	Reinsurance Group of America	47
340	RenaissanceRe Holdings Ltd.	41
20,915	The Progressive Corp.	735
9,847	Unum Group	304
3,273	Validus Holdings Ltd.	154
2,296	XL Group PLC	84

		31,090

	Internet Software & Services — 0.08%
1,331	Akamai Technologies, Inc. (a)	74
9,004	eBay, Inc. (a)	215
2,603	InterActiveCorp	123
850	Rackspace Hosting, Inc. (a)	18

		430

	IT Services — 1.77%
1,127	Amdocs Ltd.	68
16,966	Automatic Data Processing, Inc.	1,522
4,535	Cognizant Technology Solutions Corp. (a)	284
1,019	CSRA, Inc.	27
23,173	International Business Machines Corp.	3,510
2,278	Leidos Holdings, Inc.	115
9,930	Paychex, Inc.	536
22,069	Western Union Co.	426
287	WEX, Inc. (a)	24
315,085	Xerox Corp.	3,516

		10,028

	Leisure Products — 0.19%
3,401	Hasbro, Inc.	272
10,385	Mattel, Inc.	349
4,387	Polaris Industries, Inc.	433

		1,054

	Life Sciences Tools & Services — 0.05%
2,504	Agilent Technologies, Inc.	100
154	Bio-Rad Laboratories, Inc., Class – A (a)	21
281	Bio-Techne Corp.	27
835	Bruker Biosciences Corp.	23

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
650	Waters Corp. (a)	$86

		257

	Machinery — 2.49%
504	AGCO Corp.	25
6,896	Allison Transmission Holdings, Inc.	186
49,916	Caterpillar, Inc.	3,820
692	Colfax Corp. (a)	20
1,968	Crane Co.	106
32,586	Cummins, Inc.	3,582
14,535	Deere & Co.	1,119
7,476	Dover Corp.	481
907	Flowserve Corp.	40
377	Graco, Inc.	32
60,699	ITT Corp.	2,239
675	Joy Global, Inc.	11
4,015	Kennametal, Inc.	90
501	Lincoln Electric Holdings, Inc.	29
528	Oshkosh Corp.	22
2,408	PACCAR, Inc.	132
6,955	Parker Hannifin Corp.	773
6,576	Pentair PLC	357
286	SPX FLOW, Inc. (a)	7
498	Terex Corp.	12
24,684	The Timken Co.	827
6,945	Trinity Industries, Inc.	127
664	Wabtec Corp.	53

		14,090

	Marine — 0.00%
344	Kirby Corp. (a)	21

	Media — 1.22%
3,965	Cinemark Holdings, Inc.	142
48,962	Comcast Corp., Class – A	2,990
812	Discovery Communications, Inc., Class – C (a)	22
653	Dish Network Corp. (a)	30
341	Gannett, Inc. Com	5
2,635	John Wiley & Sons, Inc., Class – A	129
1,167	News Corp., Class – A	15
8,739	Omnicom Group, Inc.	727
2,615	Regal Entertainment Group, Class – A	55
275	Scripps Networks Interactive, Class – A	18
257	Starz (a)	7
15,488	The Interpublic Group of Cos., Inc.	355
12,138	Thomson Reuters Corp.	491
2,626	Tribune Media Co.	101
3,537	Twenty-First Century Fox, Inc.	99
1,441	Twenty-First Century Fox, Inc.	41
39,605	Viacom, Inc., Class – B	1,635

		6,862

	Metals & Mining — 0.28%
3,464	Allegheny Technologies, Inc.	56
2,203	Compass Minerals International, Inc.	156
3,831	Newmont Mining Corp.	102
13,687	Nucor Corp.	648
3,646	Reliance Steel & Aluminum Co.	252
10,134	Steel Dynamics, Inc.	228
5,630	Tahoe Resources, Inc.	56
4,585	United States Steel Corp.	74

		1,572

Shares	Security Description	Value (000)
	Multiline Retail — 1.44%
138	Dillard’s, Inc., Class – A	$12
51,540	Dollar General Corp.	4,412
8,539	Kohl’s Corp.	398
13,275	Macy’s, Inc.	585
7,246	Nordstrom, Inc.	415
28,262	Target Corp.	2,325

		8,147

	Multi-Utilities — 0.75%
926	Alliant Energy Corp.	69
1,808	Ameren Corp.	91
4,266	CenterPoint Energy, Inc.	89
2,063	CMS Energy Corp.	88
3,347	Consolidated Edison, Inc.	256
5,474	Dominion Resources, Inc.	411
1,479	DTE Energy Co.	134
2,045	MDU Resources Group, Inc.	40
95,531	NiSource, Inc.	2,251
5,287	Public Service Enterprise Group, Inc.	249
1,595	SCANA Corp.	112
2,261	Sempra Energy	235
1,715	TECO Energy, Inc.	47
692	Vectren Corp.	35
2,596	WEC Energy Group, Inc.	156

		4,263

	Oil, Gas & Consumable Fuels — 7.00%
465	Antero Resources Corp. (a)	12
12,147	Apache Corp.	593
40,237	Chevron Corp.	3,839
47,674	ConocoPhillips	1,920
562	Continental Resources, Inc. (a)	17
591	CVR Energy, Inc.	15
524	Energen Corp.	19
45,815	EOG Resources, Inc.	3,325
1,014	EQT Corp.	68
64,241	Exxon Mobil Corp.	5,369
6,155	Golar LNG Ltd.	111
713	Gulfport Energy Corp. (a)	20
31,744	Hess Corp.	1,671
62,088	HollyFrontier Corp.	2,193
63,772	Kinder Morgan, Inc.	1,139
1,058	Kosmos Energy Ltd. (a)	6
4,632	Marathon Oil Corp.	52
36,259	Marathon Petroleum Corp.	1,348
610	Memorial Resource Development Corp. (a)	6
45,890	Murphy Oil Corp.	1,156
2,909	Noble Energy, Inc.	91
28,617	Occidental Petroleum Corp.	1,958
132,967	ONEOK, Inc.	3,970
3,070	PBF Energy, Inc., Class – A	102
23,926	Phillips 66	2,072
1,134	QEP Resources, Inc.	16
1,102	Range Resources Corp.	36
476	Rice Energy, Inc. (a)	7
447	SM Energy Co.	8
2,564	Southwestern Energy Co. (a)	21
109,431	Spectra Energy Corp.	3,349
371	Targa Resources Corp.	11
307	Teekay Shipping Corp.	3
5,367	Tesoro Corp.	462
72,040	Valero Energy Corp.	4,620
511	World Fuel Services Corp.	25

		39,630

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products — 0.05%
6,625	Domtar Corp.	$268

	Personal Products — 0.06%
14,489	Avon Products, Inc.	70
354	Coty, Inc.	10
269	Edgewell Personal Care Co.	22
3,620	Nu Skin Enterprises, Inc., Class – A	137
910	The Estee Lauder Cos., Inc., Class – A	86

		325

	Pharmaceuticals — 3.20%
33,949	Eli Lilly & Co.	2,445
451	Jazz Pharmaceuticals PLC (a)	59
32,581	Johnson & Johnson	3,525
865	Mallinckrodt PLC (a)	53
67,291	Merck & Co., Inc.	3,560
1,106	Perrigo Co. PLC	141
282,690	Pfizer, Inc.	8,380

		18,163

	Professional Services — 0.02%
460	IHS, Inc., Class – A (a)	56
486	Manpowergroup, Inc.	40
896	Robert Half International, Inc.	42

		138

	Real Estate Investment Trusts — 2.37%
1,548	Alexandria Real Estate Equities, Inc.	141
1,966	American Campus Communities, Inc.	93
7,525	American Capital Agency Corp.	140
501	American Homes 4 Rent, Class – A	8
18,129	Annaly Capital Management, Inc.	186
3,379	Apartment Investment & Management Co., Class – A	141
3,042	Apple Hospitality REIT, Inc.	60
2,688	AvalonBay Communities, Inc.	511
430	Boston Properties, Inc.	55
3,236	Brandywine Realty Trust	45
3,106	Brixmor Property Group, Inc.	80
1,902	Camden Property Trust	160
229	Care Capital Properties, Inc.	6
3,879	CBL & Associates Properties, Inc.	46
520	Chimera Investment Corp.	7
2,975	Columbia Property Trust, Inc.	65
1,857	Corporate Office Properties Trust	49
2,534	Corrections Corp. of America	81
6,080	Crown Castle International Corp.	526
5,984	DDR Corp.	106
2,553	Digital Realty Trust, Inc.	226
2,971	Douglas Emmett, Inc.	89
6,302	Duke Realty Corp.	142
246	Equity Lifestyle Properties, Inc.	18
7,597	Equity Residential	570
1,510	Essex Property Trust, Inc.	353
2,269	Extra Space Storage, Inc.	212
1,112	Federal Realty Investment Trust	174
611	Forest City Realty Trust, Inc., Class – A	13
1,396	Gaming & Leisure Properties, Inc.	43
12,847	General Growth Properties, Inc.	382
11,505	HCP, Inc.	375
1,694	Healthcare Trust of America, Inc., Class – A	50
3,221	Hospitality Properties Trust	86
16,294	Host Hotels & Resorts, Inc.	272
3,992	Iron Mountain, Inc.	135
1,815	Kilroy Realty Corp.	112

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
7,607	Kimco Realty Corp.	$219
1,662	Lamar Advertising Co., Class – A	102
3,378	Liberty Property Trust	113
7,636	MFA Financial, Inc.	52
1,352	Mid-America Apartment Communities, Inc.	138
2,374	National Retail Properties, Inc.	110
168	NorthStar Realty Europe Corp.	2
495	NorthStar Realty Finance Corp.	6
4,480	OMEGA Healthcare Investors, Inc.	158
3,225	Outfront Media, Inc.	68
3,640	Paramount Group, Inc.	58
2,858	Piedmont Office Realty Trust, Inc., Class – A	58
1,236	Post Properties, Inc.	74
11,545	Prologis, Inc.	510
2,088	Public Storage	577
2,520	Rayonier, Inc.	62
4,728	Realty Income Corp.	296
1,402	Regency Centers Corp.	105
4,330	Retail Properties of America, Inc., Class – A	69
5,376	Senior Housing Properties Trust	96
6,530	Simon Property Group, Inc.	1,357
2,234	SL Green Realty Corp.	216
8,486	Spirit Realty Capital, Inc.	95
5,494	Starwood Property Trust, Inc.	104
1,943	Tanger Factory Outlet Centers, Inc.	71
1,504	Taubman Centers, Inc.	107
3,171	The Macerich Co.	251
7,609	Two Harbors Investment Corp.	60
5,339	UDR, Inc.	206
7,070	Ventas, Inc.	445
19,523	VEREIT, Inc.	173
3,819	Vornado Realty Trust	361
2,283	Weingarten Realty Investors	86
7,703	Welltower, Inc.	534
17,682	Weyerhaeuser Co.	548
2,421	WP Carey, Inc.	151
3,378	WP GLIMCHER, Inc.	32

		13,428

	Real Estate Management & Development — 0.01%
793	CBRE Group, Inc., Class – A (a)	22
112	Howard Hughes Corp. (a)	12
125	Jones Lang LaSalle, Inc.	15
412	Realogy Holdings Corp. (a)	15

		64

	Road & Rail — 1.17%
71,744	CSX Corp.	1,847
343	Genesee & Wyoming, Inc., Class – A (a)	22
272	Landstar System, Inc.	18
18,497	Norfolk Southern Corp.	1,540
2,435	Ryder System, Inc.	158
38,245	Union Pacific Corp.	3,041

		6,626

	Semiconductors & Semiconductor Equipment — 3.43%
12,093	Analog Devices, Inc.	716
250,516	Applied Materials, Inc.	5,306
718	Cree, Inc. (a)	21
14,368	Cypress Semiconductor Corp.	124
510	First Solar, Inc. (a)	35
168,132	Intel Corp.	5,439
6,150	KLA-Tencor Corp.	448
1,104	Lam Research Corp.	91

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
8,049	Linear Technology Corp.	$359
15,437	Marvell Technology Group Ltd.	159
9,860	Maxim Integrated Products, Inc.	363
7,264	Microchip Technology, Inc.	350
7,596	Micron Technology, Inc. (a)	80
2,969	ON Semiconductor Corp. (a)	28
981	Qorvo, Inc. (a)	49
59,050	Qualcomm, Inc.	3,020
1,482	Teradyne, Inc.	32
40,408	Texas Instruments, Inc.	2,320
9,709	Xilinx, Inc.	460

		19,400

	Software — 2.40%
13,967	CA, Inc.	430
2,145	Cadence Design Systems, Inc. (a)	51
153,881	Microsoft Corp.	8,498
98,010	Oracle Corp.	4,010
27,833	Symantec Corp.	512
1,151	Synopsys, Inc. (a)	56
620	VMware, Inc., Class – A (a)	32

		13,589

	Specialty Retail — 0.82%
408	Aaron’s, Inc.	10
1,115	Bed Bath & Beyond, Inc. (a)	55
1,946	Best Buy Co., Inc.	63
576	Dick’s Sporting Goods, Inc.	27
2,468	DSW, Inc., Class – A	68
36,927	Foot Locker, Inc.	2,383
4,459	GameStop Corp., Class – A	141
11,893	Gap, Inc.	350
3,356	GNC Holdings, Inc., Class – A	107
8,491	L Brands, Inc.	746
2,225	Penske Automotive Group, Inc.	84
27,387	Staples, Inc.	302
727	Tiffany & Co.	53
556	Urban Outfitters, Inc. (a)	18
4,286	Williams-Sonoma, Inc.	235

		4,642

	Technology Hardware, Storage & Peripherals — 1.87%
3,537	Apple, Inc.	385
241,804	Hewlett Packard Enterprise Co.	4,287
353,063	HP, Inc.	4,350
2,262	Lexmark International, Inc., Class – A	76
14,222	NCR Corp. (a)	426
16,194	NetApp, Inc.	442
12,874	Western Digital Corp.	608

		10,574

	Textiles, Apparel & Luxury Goods — 0.10%
9,437	Coach, Inc.	379
301	Fossil Group, Inc. (a)	13
1,237	Michael Kors Holdings Ltd. (a)	70
553	PVH Corp.	55
406	Ralph Lauren Corp.	39

		556

	Thrifts & Mortgage Finance — 0.05%
18,177	New York Community Bancorp, Inc.	289

Shares or Principal Amount	Security Description	Value (000)
	Tobacco — 2.17%
123,320	Altria Group, Inc.	$7,728
33,456	Philip Morris International, Inc.	3,282
24,988	Reynolds American, Inc.	1,257

		12,267

	Trading Companies & Distributors — 0.19%
693	Air Lease Corp.	22
9,888	Fastenal Co.	484
4,607	GATX Corp.	219
2,159	MSC Industrial Direct Co., Inc., Class – A	165
732	NOW, Inc. (a)	13
941	Watsco, Inc.	127
307	WESCO International, Inc. (a)	17

		1,047

	Transportation Infrastructure — 0.06%
5,364	Macquarie Infrastructure Corp.	362

	Wireless Telecommunication Services — 0.00%
600	Telephone & Data Systems, Inc.	18

	Total Common Stocks	466,903

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
11,130	Safeway, Inc. *(a)	1
11,130	Safeway, Inc. *(a)	11

	Total Contingent Rights	12

	Time Deposit — 0.02%
$136	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	136

	Total Time Deposit	136

	Mutual Funds — 16.81%
1,481,535	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	1,482
94,021	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(b)	94
390,900	Financial Select Sector SPDR Fund, 2.24%	8,799
189,920	SPDR S&P Bank ETF, 1.89%	5,768
51,150,359	SSgA Treasury Money Market Fund, 0.00% (b)	51,150
27,827,229	SSgA U.S. Treasury Money Market Fund, 0.00% (b)	27,827

	Total Mutual Funds	95,120

	Repurchase Agreement — 0.08%
$464	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $463,984 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $473,259) ^^	464

	Total Repurchase Agreement	464

	Total Investments (cost $499,086) — 99.45%	562,635
	Other assets in excess of liabilities — 0.55%	3,113

	Net Assets — 100.00%	$565,748

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $546 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	30.98%	51.56%	—	82.54%
Contingent Rights	—	0.00%	—	0.00%
Time Deposit	0.02%	—	—	0.02%
Mutual Funds	—	0.29%	16.52%	16.81%
Repurchase Agreement	—	0.08%	—	0.08%
Other Assets (Liabilities)	0.02%	-0.01%	0.54%	0.55%

Total Net Assets	31.02%	51.92%	17.06%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
233	E-Mini S&P 500 Future	$23,900	6/17/16	$840
43	E-Mini S&P Midcap 400 Future	6,197	6/17/16	169
263	Russell 2000 Mini Index Future	29,182	6/17/16	872

	Net Unrealized Appreciation/(Depreciation)			$1,881

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 76.62%
	Aerospace & Defense — 2.18%
483	Huntington Ingalls Industries, Inc.	$66
51,341	L-3 Communications Holdings, Inc.	6,085
12,273	Lockheed Martin Corp.	2,718
1,392	Spirit Aerosystems Holdings, Inc., Class – A (a)	63
2,745	Textron, Inc.	100
41,077	The Boeing Co.	5,214
50,629	United Technologies Corp.	5,068

		19,314

	Air Freight & Logistics — 0.48%
7,029	C.H. Robinson Worldwide, Inc.	522
35,788	United Parcel Service, Inc., Class – B	3,774

		4,296

	Airlines — 0.99%
2,046	Copa Holdings SA, Class – A ^	138
102,261	Delta Air Lines, Inc.	4,978
171,558	JetBlue Airways Corp. (a)	3,623
666	Spirit Airlines, Inc. (a)	32

		8,771

	Auto Components — 1.87%
133,068	Goodyear Tire & Rubber Co.	4,388
48,436	Johnson Controls, Inc.	1,888
38,603	Lear Corp.	4,291
138,975	Magna International, Inc., ADR	5,971
423	Visteon Corp.	34

		16,572

	Automobiles — 1.07%
296,480	Ford Motor Co.	4,002
148,991	General Motors Co.	4,683
16,472	Harley-Davidson, Inc.	846

		9,531

	Banks — 5.74%
9,257	Associated Banc-Corp.	166
877,982	Bank of America Corp.	11,871
2,510	Bank of Hawaii Corp.	171
6,104	BankUnited, Inc.	210
68,626	BB&T Corp.	2,283
3,844	BOK Financial Corp.	210
1,877	CIT Group, Inc.	58
12,648	Citigroup, Inc.	528
146,714	Citizens Financial Group, Inc.	3,074
1,883	Comerica, Inc.	71
908	Commerce Bancshares, Inc.	41
5,521	Cullen/Frost Bankers, Inc.	304
9,068	East West Bancorp, Inc.	295
67,935	Fifth Third Bancorp	1,134
17,256	First Niagara Financial Group, Inc.	167
85,696	JPMorgan Chase & Co.	5,076
56,321	KeyCorp	622
9,836	M&T Bank Corp.	1,092
9,701	PacWest Bancorp	360
15,715	People’s United Financial, Inc.	250
5,573	PNC Financial Services Group, Inc.	471
194,421	Regions Financial Corp.	1,526
32,437	SunTrust Banks, Inc.	1,170
542	SVB Financial Group (a)	55
9,871	TCF Financial Corp.	121
98,942	U.S. BanCorp	4,016

Shares	Security Description	Value (000)
	Banks (continued)
319,708	Wells Fargo & Co.	$15,462
2,125	Zions BanCorp.	51

		50,855

	Beverages — 1.05%
44,723	PepsiCo, Inc.	4,583
102,331	The Coca-Cola Co.	4,747

		9,330

	Biotechnology — 1.54%
78,833	AbbVie, Inc.	4,503
33,242	Amgen, Inc.	4,984
1,972	Biogen Idec, Inc. (a)	513
37,917	Gilead Sciences, Inc.	3,483
549	Intrexon Corp.	19
1,802	Medivation, Inc. (a)	83
503	United Therapeutics Corp. (a)	56

		13,641

	Capital Markets — 1.45%
16,306	Ameriprise Financial, Inc.	1,533
1,748	Artisan Partners Asset Management, Inc.	54
6,614	BlackRock, Inc., Class – A	2,253
12,437	Eaton Vance Corp.	417
4,778	Federated Investors, Inc., Class – B	138
3,960	Franklin Resources, Inc.	155
3,154	Goldman Sachs Group, Inc.	495
55,589	Invesco Ltd.	1,711
9,181	Lazard Ltd., Class – A	356
5,564	Legg Mason, Inc.	193
5,857	LPL Financial Holdings, Inc.	145
15,763	Morgan Stanley	394
9,743	NorthStar Asset Management Group, Inc.	111
23,688	State Street Corp.	1,386
45,470	T. Rowe Price Group, Inc.	3,339
9,300	Waddell & Reed Financial, Inc., Class – A	219

		12,899

	Chemicals — 4.00%
10,591	Air Products & Chemicals, Inc.	1,526
284,147	CF Industries Holdings, Inc.	8,904
37,377	E.I. du Pont de Nemours & Co.	2,367
11,213	Eastman Chemical Co.	810
15,232	Huntsman Corp.	203
117,202	LyondellBasell Industries NV, Class – A	10,030
35,936	Praxair, Inc.	4,113
7,466	RPM International, Inc.	353
104,329	The Dow Chemical Co.	5,306
61,420	The Mosaic Co.	1,658
2,440	The Scotts Miracle-Gro Co.	178
444	Westlake Chemical Corp.	21

		35,469

	Commercial Services & Supplies — 0.30%
575	Clean Harbors, Inc. (a)	28
1,162	Copart, Inc. (a)	47
9,049	Covanta Holding Corp.	153
6,993	KAR Auction Services, Inc.	267
11,536	Pitney Bowes, Inc.	248
9,902	R.R. Donnelley & Sons Co.	162
10,413	Republic Services, Inc., Class – A	497
1,660	The ADT Corp.	68
19,650	Waste Management, Inc.	1,160

		2,630

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment — 0.67%
4,464	Brocade Communications Systems, Inc.	$47
188,391	Cisco Systems, Inc.	5,364
6,731	Harris Corp.	524

		5,935

	Construction & Engineering — 0.02%
1,440	Fluor Corp.	77
1,283	Jacobs Engineering Group, Inc. (a)	56
1,550	Quanta Services, Inc. (a)	35
239	Valmont Industries, Inc.	30

		198

	Construction Materials — 0.00%
550	Eagle Materials, Inc., Class – A	39

	Consumer Finance — 2.60%
8,881	American Express Co.	545
113,588	Capital One Financial Corp.	7,873
83,091	Discover Financial Services	4,231
36,676	Navient Corp.	439
113,571	OneMain Holdings, Inc. (a)	3,115
898	Santander Consumer USA Holdings, Inc. (a)	9
4,370	SLM Corp. (a)	28
238,100	Synchrony Financial (a)	6,824

		23,064

	Containers & Packaging — 0.40%
4,150	Bemis Co., Inc.	215
40,741	International Paper Co.	1,672
8,230	Packaging Corp. of America	497
4,564	Sonoco Products Co.	222
23,089	WestRock Co.	901

		3,507

	Distributors — 0.08%
7,417	Genuine Parts Co.	737

	Diversified Consumer Services — 0.00%
17	Graham Holdings Co.	8

	Diversified Financial Services — 0.24%
3,886	Berkshire Hathaway, Inc., Class – B (a)	551
15,649	CME Group, Inc.	1,503
2,206	Voya Financial, Inc.	66

		2,120

	Diversified Telecommunication Services — 2.06%
131,656	AT&T, Inc.	5,157
29,791	CenturyLink, Inc.	952
48,085	Frontier Communications Corp.	269
2,724	Level 3 Communications, Inc. (a)	144
216,526	Verizon Communications, Inc.	11,710

		18,232

	Electric Utilities — 2.24%
66,430	American Electric Power, Inc.	4,410
11,778	Duke Energy Corp.	950
60,976	Edison International	4,384
2,787	Entergy Corp.	221
3,771	Eversource Energy	220
14,571	Exelon Corp.	523
6,828	FirstEnergy Corp.	246
2,404	Great Plains Energy, Inc.	78
1,261	Hawaiian Electric Industries, Inc.	41
7,472	NextEra Energy, Inc.	884
4,053	OGE Energy Corp.	116

Shares	Security Description	Value (000)
	Electric Utilities (continued)
5,170	PG&E Corp.	$309
1,676	Pinnacle West Capital Corp.	126
165,119	PPL Corp.	6,285
14,971	The Southern Co.	774
1,745	Westar Energy, Inc.	87
5,982	Xcel Energy, Inc.	250

		19,904

	Electrical Equipment — 1.27%
118,505	Eaton Corp. PLC	7,414
48,060	Emerson Electric Co.	2,614
2,934	Hubbell, Inc.	311
8,145	Rockwell Automation, Inc.	926

		11,265

	Electronic Equipment, Instruments & Components — 0.70%
1,026	Arrow Electronics, Inc. (a)	66
1,452	Avnet, Inc.	64
75,224	Corning, Inc.	1,571
526	Dolby Laboratories, Inc., Class – A	23
156,774	Keysight Technologies, Inc. (a)	4,350
5,650	National Instruments Corp.	170

		6,244

	Energy Equipment & Services — 2.43%
4,415	Baker Hughes, Inc.	194
698	Diamond Offshore Drilling, Inc.	15
382	Dril-Quip, Inc. (a)	23
2,308	FMC Technologies, Inc. (a)	63
2,117	Franks International NV	35
8,919	Halliburton Co.	319
84,238	Helmerich & Payne, Inc.	4,946
22,205	Nabors Industries Ltd.	204
157,107	National Oilwell Varco, Inc.	4,886
19,348	Oceaneering International, Inc.	643
12,301	Patterson-UTI Energy, Inc.	217
1,245	Rowan Cos. PLC, Class – A	20
638	RPC, Inc.	9
134,027	Schlumberger Ltd.	9,884
8,038	Superior Energy Services, Inc.	108
7,856	Weatherford International PLC (a)	61

		21,627

	Food & Staples Retailing — 0.76%
28,329	Sysco Corp.	1,324
4,683	Walgreens Boots Alliance, Inc.	394
72,153	Wal-Mart Stores, Inc.	4,942
2,814	Whole Foods Market, Inc.	88

		6,748

	Food Products — 1.31%
123,477	Archer-Daniels-Midland Co.	4,483
7,687	Bunge Ltd.	436
14,508	Flowers Foods, Inc.	268
26,148	General Mills, Inc.	1,656
7,549	Hershey Co.	695
761	Ingredion, Inc.	81
10,999	Kellogg Co.	842
2,161	Mead Johnson Nutrition Co.	184
1,054	The Hain Celestial Group, Inc. (a)	43
34,135	The Kraft Heinz Co.	2,682
3,148	Tyson Foods, Inc., Class – A	210

		11,580

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Gas Utilities — 0.03%
1,266	AGL Resources, Inc.	$82
1,241	National Fuel Gas Co.	62
3,082	Questar Corp.	76
2,129	UGI Corp.	87

		307

	Health Care Equipment & Supplies — 0.37%
72,915	Abbott Laboratories	3,049
2,756	St. Jude Medical, Inc.	152
969	Varian Medical Systems, Inc. (a)	78

		3,279

	Health Care Providers & Services — 1.58%
71,010	Aetna, Inc.	7,978
2,640	Anthem, Inc.	367
2,572	CIGNA Corp.	353
421	LifePoint Hospitals, Inc. (a)	29
39,921	UnitedHealth Group, Inc.	5,146
877	Universal Health Services, Inc.	109

		13,982

	Hotels, Restaurants & Leisure — 1.12%
3,749	Brinker International, Inc.	172
2,101	Carnival Corp.	111
5,794	Darden Restaurants, Inc.	384
5,381	Dunkin’ Brands Group, Inc.	254
5,138	Extended Stay America, Inc.	84
167	Hyatt Hotels Corp., Class – A (a)	8
19,541	Las Vegas Sands Corp.	1,010
37,610	McDonald’s Corp.	4,727
3,147	Six Flags Entertainment Corp.	175
11,612	The Wendy’s Co.	126
3,317	Wynn Resorts Ltd.	310
31,216	YUM! Brands, Inc.	2,555

		9,916

	Household Durables — 0.10%
3,209	D.R. Horton, Inc.	97
5,531	Garmin Ltd.	221
881	Gopro, Inc., Class – A (a)	11
6,446	Leggett & Platt, Inc.	312
5,071	Tupperware Brands Corp.	294

		935

	Household Products — 0.84%
819	Church & Dwight Co., Inc.	75
4,595	Colgate-Palmolive Co.	325
16,127	Kimberly-Clark Corp.	2,169
155	Spectrum Brands Holdings, Inc.	17
827	The Clorox Co.	104
58,202	The Procter & Gamble Co.	4,791

		7,481

	Independent Power and Renewable Electricity Producers — 0.03%
1,624	Calpine Corp. (a)	25
5,681	NRG Energy, Inc., Class – C	74
13,166	The AES Corp.	155

		254

	Industrial Conglomerates — 1.07%
27,892	3M Co.	4,648
651	Carlisle Cos., Inc.	65
150,158	General Electric Co.	4,773

		9,486

Shares	Security Description	Value (000)
	Insurance — 5.12%
29,928	Aflac, Inc.	$1,890
173	Alleghany Corp. (a)	86
8,523	Allied World Assurance Co. Holdings AG	298
132,115	Allstate Corp.	8,901
27,573	American Financial Group, Inc.	1,940
187,720	American International Group, Inc.	10,147
8,747	Arthur J. Gallagher & Co.	389
644	Aspen Insurance Holdings Ltd.	31
5,958	Assurant, Inc.	460
6,760	AXIS Capital Holdings Ltd.	375
7,456	Cincinnati Financial Corp.	487
1,473	CNA Financial Corp.	47
669	Endurance Specialty Holdings Ltd.	44
2,877	Everest Re Group Ltd.	567
52,055	First American Financial Corp.	1,984
123,462	FNF Group	4,185
471	Hanover Insurance Group, Inc.	42
4,454	Hartford Financial Services Group, Inc.	205
17,544	Lincoln National Corp.	688
3,344	Loews Corp.	128
1,220	Mercury General Corp.	68
103,602	MetLife, Inc.	4,552
12,263	Old Republic International Corp.	224
31,142	Principal Financial Group, Inc.	1,229
3,132	ProAssurance Corp.	158
57,308	Prudential Financial, Inc.	4,139
712	Reinsurance Group of America	69
493	RenaissanceRe Holdings Ltd.	59
30,177	The Progressive Corp.	1,060
14,208	Unum Group	439
4,727	Validus Holdings Ltd.	223
3,326	XL Group PLC	122

		45,236

	Internet Software & Services — 0.07%
1,927	Akamai Technologies, Inc. (a)	107
13,041	eBay, Inc. (a)	311
3,756	InterActiveCorp	177
1,231	Rackspace Hosting, Inc. (a)	27

		622

	IT Services — 1.64%
1,632	Amdocs Ltd.	99
24,480	Automatic Data Processing, Inc.	2,196
6,568	Cognizant Technology Solutions Corp. (a)	412
1,475	CSRA, Inc.	40
33,436	International Business Machines Corp.	5,064
3,286	Leidos Holdings, Inc.	165
14,374	Paychex, Inc.	776
31,862	Western Union Co.	615
415	WEX, Inc. (a)	35
463,957	Xerox Corp.	5,177

		14,579

	Leisure Products — 0.17%
4,907	Hasbro, Inc.	393
14,985	Mattel, Inc.	504
6,333	Polaris Industries, Inc.	624

		1,521

	Life Sciences Tools & Services — 0.04%
3,627	Agilent Technologies, Inc.	145
223	Bio-Rad Laboratories, Inc., Class – A (a)	30
406	Bio-Techne Corp.	38
1,209	Bruker Biosciences Corp.	34

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
941	Waters Corp. (a)	$124

		371

	Machinery — 2.30%
731	AGCO Corp.	36
9,950	Allison Transmission Holdings, Inc.	268
72,047	Caterpillar, Inc.	5,515
1,002	Colfax Corp. (a)	29
2,841	Crane Co.	153
47,025	Cummins, Inc.	5,171
20,984	Deere & Co.	1,616
10,793	Dover Corp.	694
1,313	Flowserve Corp.	58
545	Graco, Inc.	46
89,546	ITT Corp.	3,303
977	Joy Global, Inc.	16
5,797	Kennametal, Inc.	130
725	Lincoln Electric Holdings, Inc.	42
765	Oshkosh Corp.	31
3,488	PACCAR, Inc.	191
10,039	Parker Hannifin Corp.	1,115
9,488	Pentair PLC	515
414	SPX FLOW, Inc. (a)	10
721	Terex Corp.	18
35,619	The Timken Co.	1,193
10,027	Trinity Industries, Inc.	184
961	Wabtec Corp.	76

		20,410

	Marine — 0.00%
499	Kirby Corp. (a)	30

	Media — 1.15%
5,722	Cinemark Holdings, Inc.	205
76,178	Comcast Corp., Class – A	4,652
1,175	Discovery Communications, Inc., Class – C (a)	32
946	Dish Network Corp. (a)	44
493	Gannett, Inc. Com	7
3,803	John Wiley & Sons, Inc., Class – A	186
1,690	News Corp., Class – A	22
12,650	Omnicom Group, Inc.	1,053
3,774	Regal Entertainment Group, Class – A	80
398	Scripps Networks Interactive, Class – A	26
373	Starz (a)	10
22,347	The Interpublic Group of Cos., Inc.	513
17,514	Thomson Reuters Corp.	709
3,789	Tribune Media Co.	145
5,123	Twenty-First Century Fox, Inc.	143
2,088	Twenty-First Century Fox, Inc.	59
57,144	Viacom, Inc., Class – B	2,359

		10,245

	Metals & Mining — 0.26%
4,999	Allegheny Technologies, Inc.	81
3,181	Compass Minerals International, Inc.	225
5,549	Newmont Mining Corp.	147
19,762	Nucor Corp.	936
5,265	Reliance Steel & Aluminum Co.	365
14,671	Steel Dynamics, Inc.	330
8,124	Tahoe Resources, Inc.	81
6,616	United States Steel Corp.	106

		2,271

Shares	Security Description	Value (000)
	Multiline Retail — 1.34%
199	Dillard’s, Inc., Class – A	$17
76,041	Dollar General Corp.	6,510
12,361	Kohl’s Corp.	576
19,154	Macy’s, Inc.	844
10,455	Nordstrom, Inc.	598
40,778	Target Corp.	3,355

		11,900

	Multi-Utilities — 0.70%
1,336	Alliant Energy Corp.	99
2,608	Ameren Corp.	131
6,155	CenterPoint Energy, Inc.	129
2,977	CMS Energy Corp.	126
4,833	Consolidated Edison, Inc.	370
7,899	Dominion Resources, Inc.	593
2,135	DTE Energy Co.	194
2,950	MDU Resources Group, Inc.	57
140,727	NiSource, Inc.	3,316
7,637	Public Service Enterprise Group, Inc.	360
2,303	SCANA Corp.	162
3,263	Sempra Energy	340
2,475	TECO Energy, Inc.	68
998	Vectren Corp.	50
3,746	WEC Energy Group, Inc.	225

		6,220

	Oil, Gas & Consumable Fuels — 6.55%
674	Antero Resources Corp. (a)	17
17,527	Apache Corp.	855
58,080	Chevron Corp.	5,541
68,835	ConocoPhillips	2,772
813	Continental Resources, Inc. (a)	25
862	CVR Energy, Inc.	22
760	Energen Corp.	28
68,545	EOG Resources, Inc.	4,975
1,468	EQT Corp.	99
93,412	Exxon Mobil Corp.	7,808
8,885	Golar LNG Ltd.	160
1,032	Gulfport Energy Corp. (a)	29
51,927	Hess Corp.	2,734
90,086	HollyFrontier Corp.	3,182
92,080	Kinder Morgan, Inc.	1,645
1,532	Kosmos Energy Ltd. (a)	9
6,709	Marathon Oil Corp.	75
52,338	Marathon Petroleum Corp.	1,946
884	Memorial Resource Development Corp. (a)	9
66,218	Murphy Oil Corp.	1,668
4,214	Noble Energy, Inc.	132
41,291	Occidental Petroleum Corp.	2,826
191,857	ONEOK, Inc.	5,729
4,429	PBF Energy, Inc., Class – A	147
34,544	Phillips 66	2,991
1,643	QEP Resources, Inc.	23
1,596	Range Resources Corp.	52
690	Rice Energy, Inc. (a)	10
647	SM Energy Co.	12
3,713	Southwestern Energy Co. (a)	30
157,922	Spectra Energy Corp.	4,832
537	Targa Resources Corp.	16
444	Teekay Shipping Corp.	4
7,748	Tesoro Corp.	666
108,018	Valero Energy Corp.	6,928
739	World Fuel Services Corp.	36

		58,033

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper & Forest Products — 0.04%
9,562	Domtar Corp.	$387

	Personal Products — 0.05%
20,972	Avon Products, Inc.	101
513	Coty, Inc.	14
390	Edgewell Personal Care Co.	31
5,224	Nu Skin Enterprises, Inc., Class – A	201
1,317	The Estee Lauder Cos., Inc., Class – A	124

		471

	Pharmaceuticals — 2.98%
48,984	Eli Lilly & Co.	3,527
653	Jazz Pharmaceuticals PLC (a)	85
47,031	Johnson & Johnson	5,089
1,253	Mallinckrodt PLC (a)	77
97,131	Merck & Co., Inc.	5,139
1,594	Perrigo Co. PLC	204
414,061	Pfizer, Inc.	12,273

		26,394

	Professional Services — 0.02%
666	IHS, Inc., Class – A (a)	83
704	Manpowergroup, Inc.	57
1,298	Robert Half International, Inc.	60

		200

	Real Estate Investment Trusts — 2.18%
2,234	Alexandria Real Estate Equities, Inc.	203
2,846	American Campus Communities, Inc.	134
10,863	American Capital Agency Corp.	202
726	American Homes 4 Rent, Class – A	12
26,243	Annaly Capital Management, Inc.	269
4,878	Apartment Investment & Management Co., Class – A	204
4,403	Apple Hospitality REIT, Inc.	87
3,880	AvalonBay Communities, Inc.	738
622	Boston Properties, Inc.	79
4,780	Brandywine Realty Trust	67
4,482	Brixmor Property Group, Inc.	115
2,746	Camden Property Trust	231
332	Care Capital Properties, Inc.	9
5,616	CBL & Associates Properties, Inc.	67
753	Chimera Investment Corp.	10
4,296	Columbia Property Trust, Inc.	94
2,688	Corporate Office Properties Trust	71
3,657	Corrections Corp. of America	117
8,773	Crown Castle International Corp.	759
8,635	DDR Corp.	154
3,684	Digital Realty Trust, Inc.	326
4,287	Douglas Emmett, Inc.	129
9,098	Duke Realty Corp.	205
356	Equity Lifestyle Properties, Inc.	26
10,967	Equity Residential	823
2,179	Essex Property Trust, Inc.	510
3,274	Extra Space Storage, Inc.	306
1,604	Federal Realty Investment Trust	250
885	Forest City Realty Trust, Inc., Class – A	19
2,020	Gaming & Leisure Properties, Inc.	62
18,545	General Growth Properties, Inc.	551
16,606	HCP, Inc.	541
2,451	Healthcare Trust of America, Inc., Class – A	72
4,650	Hospitality Properties Trust	124
23,521	Host Hotels & Resorts, Inc.	393
5,760	Iron Mountain, Inc.	195
2,620	Kilroy Realty Corp.	162

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
10,982	Kimco Realty Corp.	$316
2,399	Lamar Advertising Co., Class – A	148
4,875	Liberty Property Trust	163
11,052	MFA Financial, Inc.	76
1,953	Mid-America Apartment Communities, Inc.	200
3,436	National Retail Properties, Inc.	159
243	NorthStar Realty Europe Corp.	3
717	NorthStar Realty Finance Corp.	9
6,466	OMEGA Healthcare Investors, Inc.	228
4,656	Outfront Media, Inc.	98
5,255	Paramount Group, Inc.	84
4,137	Piedmont Office Realty Trust, Inc., Class – A	84
1,784	Post Properties, Inc.	107
16,666	Prologis, Inc.	736
3,013	Public Storage	831
3,648	Rayonier, Inc.	90
6,825	Realty Income Corp.	427
2,023	Regency Centers Corp.	151
6,268	Retail Properties of America, Inc., Class – A	99
7,099	Senior Housing Properties Trust	127
9,427	Simon Property Group, Inc.	1,958
3,224	SL Green Realty Corp.	312
12,284	Spirit Realty Capital, Inc.	138
7,931	Starwood Property Trust, Inc.	150
2,812	Tanger Factory Outlet Centers, Inc.	102
2,171	Taubman Centers, Inc.	155
4,577	The Macerich Co.	363
11,014	Two Harbors Investment Corp.	87
7,707	UDR, Inc.	297
10,205	Ventas, Inc.	643
28,183	VEREIT, Inc.	250
5,513	Vornado Realty Trust	521
3,305	Weingarten Realty Investors	124
11,120	Welltower, Inc.	771
25,526	Weyerhaeuser Co.	791
3,494	WP Carey, Inc.	217
4,890	WP GLIMCHER, Inc.	46

		19,377

	Real Estate Management & Development — 0.01%
1,149	CBRE Group, Inc., Class – A (a)	33
163	Howard Hughes Corp. (a)	17
181	Jones Lang LaSalle, Inc.	21
596	Realogy Holdings Corp. (a)	22

		93

	Road & Rail — 1.08%
103,549	CSX Corp.	2,666
497	Genesee & Wyoming, Inc., Class – A (a)	31
394	Landstar System, Inc.	25
26,688	Norfolk Southern Corp.	2,222
3,526	Ryder System, Inc.	228
55,184	Union Pacific Corp.	4,391

		9,563

	Semiconductors & Semiconductor Equipment — 3.17%
17,505	Analog Devices, Inc.	1,036
369,356	Applied Materials, Inc.	7,822
1,040	Cree, Inc. (a)	30
20,732	Cypress Semiconductor Corp.	180
738	First Solar, Inc. (a)	51
238,317	Intel Corp.	7,710
8,903	KLA-Tencor Corp.	648
1,599	Lam Research Corp.	132

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
11,614	Linear Technology Corp.	$518
22,344	Marvell Technology Group Ltd.	230
14,227	Maxim Integrated Products, Inc.	523
10,481	Microchip Technology, Inc.	505
11,002	Micron Technology, Inc. (a)	115
4,300	ON Semiconductor Corp. (a)	41
1,421	Qorvo, Inc. (a)	72
85,202	Qualcomm, Inc.	4,357
2,146	Teradyne, Inc.	46
58,303	Texas Instruments, Inc.	3,348
14,054	Xilinx, Inc.	667

		28,031

	Software — 2.24%
20,165	CA, Inc.	621
3,107	Cadence Design Systems, Inc. (a)	73
225,075	Microsoft Corp.	12,431
144,424	Oracle Corp.	5,908
40,159	Symantec Corp.	738
1,667	Synopsys, Inc. (a)	81
898	VMware, Inc., Class – A (a)	47

		19,899

	Specialty Retail — 0.76%
592	Aaron’s, Inc.	15
1,615	Bed Bath & Beyond, Inc. (a)	80
2,818	Best Buy Co., Inc.	91
834	Dick’s Sporting Goods, Inc.	39
3,573	DSW, Inc., Class – A	99
54,403	Foot Locker, Inc.	3,508
6,438	GameStop Corp., Class – A	204
17,170	Gap, Inc.	505
4,842	GNC Holdings, Inc., Class – A	154
12,251	L Brands, Inc.	1,076
3,210	Penske Automotive Group, Inc.	122
39,515	Staples, Inc.	436
1,053	Tiffany & Co.	77
805	Urban Outfitters, Inc. (a)	27
6,184	Williams-Sonoma, Inc.	339

		6,772

	Technology Hardware, Storage & Peripherals — 1.78%
5,123	Apple, Inc.	558
344,265	Hewlett Packard Enterprise Co.	6,104
501,350	HP, Inc.	6,177
3,274	Lexmark International, Inc., Class – A	109
44,209	NCR Corp. (a)	1,323
23,378	NetApp, Inc.	638
18,585	Western Digital Corp.	878

		15,787

	Textiles, Apparel & Luxury Goods — 0.09%
13,660	Coach, Inc.	548
436	Fossil Group, Inc. (a)	19
1,791	Michael Kors Holdings Ltd. (a)	102
801	PVH Corp.	79
588	Ralph Lauren Corp.	57

		805

	Thrifts & Mortgage Finance — 0.05%
26,246	New York Community Bancorp, Inc.	417

Shares or Principal Amount	Security Description	Value (000)
	Tobacco — 2.01%
180,204	Altria Group, Inc.	$11,292
48,273	Philip Morris International, Inc.	4,736
36,054	Reynolds American, Inc.	1,814

		17,842

	Trading Companies & Distributors — 0.17%
1,004	Air Lease Corp.	32
14,267	Fastenal Co. ^	699
6,648	GATX Corp.	316
3,117	MSC Industrial Direct Co., Inc., Class – A	238
1,060	NOW, Inc. (a)	19
1,358	Watsco, Inc.	183
445	WESCO International, Inc. (a)	24

		1,511

	Transportation Infrastructure — 0.06%
7,740	Macquarie Infrastructure Corp.	522

	Wireless Telecommunication Services — 0.00%
869	Telephone & Data Systems, Inc.	26

	Total Common Stocks	679,691

	Contingent Rights — 0.00%
	Food & Staples Retailing — 0.00%
18,568	Safeway, Inc. *(a)	1
18,568	Safeway, Inc. *(a)	19

	Total Contingent Rights	20

	Time Deposit — 0.03%
$267	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	267

	Total Time Deposit	267

	Mutual Funds — 22.47%
2,121,956	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	2,122
260,548	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(b)	261
598,400	Financial Select Sector SPDR Fund, 2.24%	13,471
297,380	SPDR S&P Bank ETF, 1.89%	9,031
130,540,633	SSgA Treasury Money Market Fund, 0.00% (b)	130,540
43,863,428	SSgA U.S. Treasury Money Market Fund, 0.00% (b)	43,863

	Total Mutual Funds	199,288

	Repurchase Agreement — 0.06%
$564	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $564,197 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $575,474) ^^	564

	Total Repurchase Agreement	564

	Total Investments (cost $790,580) — 99.18%	879,830
	Other assets in excess of liabilities — 0.82%	7,260

	Net Assets — 100.00%	$887,090

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $809 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Value Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Value Equity Portfolio	AllianceBernstein L.P.	Cadence Capital Management, LLC	Parametric Portfolio Associates, LLC	Total
Common Stocks	29.16%	47.46%	—	76.62%
Contingent Rights	—	0.00%	—	0.00%
Time Deposit	0.03%	—	—	0.03%
Mutual Funds	0.00%	0.29%	22.18%	22.47%
Repurchase Agreement	0.00%	0.06%	—	0.06%
Other Assets (Liabilities)	0.02%	-0.01%	0.81%	0.82%

Total Net Assets	29.21%	47.80%	22.99%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
727	E-Mini S&P 500 Future	$74,572	6/17/16	$2,623
175	E-Mini S&P Midcap 400 Future	25,221	6/17/16	572
415	Russell 2000 Mini Index Future	46,048	6/17/16	1,375

	Net Unrealized Appreciation/(Depreciation)			$4,570

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 81.84%
	Aerospace & Defense — 1.32%
8,534	General Dynamics Corp.	$1,121
2,523	L-3 Communications Holdings, Inc.	299
8,314	Lockheed Martin Corp.	1,842
9,366	Raytheon Co.	1,149
4,093	Rockwell Collins, Inc.	377
21,022	The Boeing Co.	2,668
25,566	United Technologies Corp.	2,559

		10,015

	Air Freight & Logistics — 0.08%
4,479	C.H. Robinson Worldwide, Inc.	333
5,861	Expeditors International of Washington, Inc.	286

		619

	Airlines — 0.01%
2,264	Spirit Airlines, Inc. (a)	109

	Automobiles — 0.25%
8,376	Tesla Motors, Inc. ^(a)	1,925

	Banks — 0.15%
13,490	Citigroup, Inc.	563
9,685	Citizens Financial Group, Inc.	203
1,719	Cullen/Frost Bankers, Inc.	95
4,393	First Republic Bank	293

		1,154

	Beverages — 1.79%
4,529	Brown-Forman Corp., Class – B	446
3,014	Constellation Brands, Inc., Class – A	455
5,848	Dr. Pepper Snapple Group, Inc.	523
15,412	Monster Beverage Corp. (a)	2,056
45,311	PepsiCo, Inc.	4,643
116,845	The Coca-Cola Co.	5,421

		13,544

	Biotechnology — 3.89%
15,385	Alexion Pharmaceuticals, Inc. (a)	2,142
86,361	Amgen, Inc.	12,948
7,622	Biogen Idec, Inc. (a)	1,984
7,853	BioMarin Pharmaceutical, Inc. (a)	648
28,956	Celgene Corp. (a)	2,898
23,410	Regeneron Pharmaceuticals, Inc. (a)	8,438
5,519	Vertex Pharmaceuticals, Inc. (a)	439

		29,497

	Capital Markets — 1.47%
2,902	Federated Investors, Inc., Class – B	84
12,056	Franklin Resources, Inc.	471
47,217	Morgan Stanley	1,181
4,286	SEI Investments Co.	185
142,416	State Street Corp.	8,333
7,999	T. Rowe Price Group, Inc.	588
8,293	TD Ameritrade Holdg Corp.	261
2,581	Waddell & Reed Financial, Inc., Class – A	61

		11,164

	Chemicals — 2.95%
6,557	Air Products & Chemicals, Inc.	945
103,475	Ecolab, Inc.	11,539
2,512	International Flavors & Fragrances, Inc.	286
89,429	Monsanto Co.	7,847

Shares	Security Description	Value (000)
	Chemicals (continued)
8,836	Praxair, Inc.	$1,011
2,478	The Sherwin-Williams Co.	705

		22,333

	Commercial Services & Supplies — 0.14%
2,897	Cintas Corp.	260
3,723	Copart, Inc. (a)	152
2,952	Rollins, Inc.	80
2,608	Stericycle, Inc. (a)	329
3,835	Waste Connections, Inc.	248

		1,069

	Communications Equipment — 0.88%
1,038	Arista Networks, Inc. (a)	65
158,713	Cisco Systems, Inc.	4,519
2,239	F5 Networks, Inc. (a)	237
3,825	Harris Corp.	298
9,484	Palo Alto Networks, Inc. (a)	1,547

		6,666

	Construction & Engineering — 0.05%
4,350	Fluor Corp.	233
3,940	Jacobs Engineering Group, Inc. (a)	172

		405

	Consumer Finance — 0.10%
25,771	Synchrony Financial (a)	739

	Containers & Packaging — 0.04%
1,923	AptarGroup, Inc.	151
3,108	Sonoco Products Co.	151

		302

	Distributors — 0.10%
4,642	Genuine Parts Co.	462
9,533	LKQ Corp. (a)	304

		766

	Diversified Financial Services — 0.52%
2,533	CBOE Holdings, Inc.	165
9,768	CME Group, Inc.	939
1,309	FactSet Research Systems, Inc.	198
581	Morningstar, Inc.	51
26,424	The McGraw-Hill Cos., Inc.	2,616

		3,969

	Electrical Equipment — 0.22%
7,478	AMETEK, Inc.	374
20,789	Emerson Electric Co.	1,130
1,803	Hubbell, Inc.	191

		1,695

	Electronic Equipment, Instruments & Components — 0.11%
9,559	Amphenol Corp., Class – A	553
1,519	Dolby Laboratories, Inc., Class – A	66
4,352	FLIR Systems, Inc.	143
3,510	National Instruments Corp.	106

		868

	Energy Equipment & Services — 2.05%
47,602	Core Laboratories NV ^	5,351
1,213	Dril-Quip, Inc. (a)	73
7,238	FMC Technologies, Inc. (a)	198
1,085	Franks International NV	18
3,061	Helmerich & Payne, Inc.	180

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
12,157	National Oilwell Varco, Inc.	$379
3,076	Oceaneering International, Inc.	102
126,549	Schlumberger Ltd.	9,333

		15,634

	Food & Staples Retailing — 3.38%
31,094	Costco Wholesale Corp.	4,901
35,065	CVS Caremark Corp.	3,637
4,837	Sprouts Farmers Market, Inc. (a)	140
18,236	Sysco Corp.	852
69,945	The Kroger Co.	2,675
26,549	Walgreens Boots Alliance, Inc.	2,236
48,797	Wal-Mart Stores, Inc.	3,342
251,779	Whole Foods Market, Inc.	7,834

		25,617

	Food Products — 1.72%
5,336	Campbell Soup Co.	340
5,358	Flowers Foods, Inc.	99
4,444	Hershey Co.	409
8,189	Hormel Foods Corp.	354
3,850	McCormick & Co., Inc.	383
5,676	Mead Johnson Nutrition Co.	482
261,765	Mondelez International, Inc., Class – A	10,503
3,645	The J.M. Smucker Co.	473

		13,043

	Health Care Equipment & Supplies — 1.79%
84,253	Abbott Laboratories	3,525
16,683	Baxter International, Inc.	685
6,445	Becton, Dickinson & Co.	978
2,270	C.R. Bard, Inc.	460
7,433	DENTSPLY SIRONA, Inc.	458
6,633	Edwards Lifesciences Corp. (a)	585
2,916	IDEXX Laboratories, Inc. (a)	228
1,141	Intuitive Surgical, Inc. (a)	686
44,019	Medtronic PLC	3,301
4,325	ResMed, Inc.	250
8,672	St. Jude Medical, Inc.	477
10,307	Stryker Corp.	1,107
3,089	Varian Medical Systems, Inc. (a)	247
5,235	Zimmer Holdings, Inc.	558

		13,545

	Health Care Providers & Services — 1.39%
10,799	Aetna, Inc.	1,213
8,168	Anthem, Inc.	1,135
20,812	Express Scripts Holding Co. (a)	1,430
2,577	Henry Schein, Inc. (a)	445
3,081	Laboratory Corp. of America Holdings (a)	361
7,185	McKesson Corp.	1,130
2,852	MEDNAX, Inc. (a)	184
2,635	Patterson Cos., Inc.	123
4,390	Quest Diagnostics, Inc.	314
28,835	UnitedHealth Group, Inc.	3,716
2,827	Universal Health Services, Inc.	353
2,532	VCA Antech, Inc. (a)	146

		10,550

	Health Care Technology — 1.47%
208,577	Cerner Corp. (a)	11,046
2,285	Veeva Systems, Inc. (a)	57

		11,103

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure — 3.80%
17,346	Chipotle Mexican Grill, Inc. (a)	$8,169
1,101	Choice Hotels International, Inc.	60
37,886	Marriott International, Inc., Class – A ^	2,697
46,205	McDonald’s Corp.	5,807
704	Panera Bread Co., Class – A (a)	144
182,022	Starbucks Corp.	10,867
12,304	YUM! Brands, Inc.	1,007

		28,751

	Household Durables — 0.02%
3,693	Garmin Ltd.	148

	Household Products — 2.63%
4,016	Church & Dwight Co., Inc.	370
173,300	Colgate-Palmolive Co.	12,244
11,152	Kimberly-Clark Corp.	1,500
4,003	The Clorox Co.	505
64,137	The Procter & Gamble Co.	5,279

		19,898

	Industrial Conglomerates — 1.00%
19,557	3M Co.	3,258
2,008	Carlisle Cos., Inc.	200
18,331	Danaher Corp.	1,739
57,235	General Electric Co.	1,820
3,121	Roper Industries, Inc.	570

		7,587

	Insurance — 0.30%
8,738	Aon PLC	913
3,592	Brown & Brown, Inc.	129
16,541	Marsh & McLennan Cos., Inc.	1,005
3,897	Torchmark Corp.	211

		2,258

	Internet & Catalog Retail — 4.57%
29,000	Amazon.com, Inc. (a)	17,216
30,448	JD.com, Inc., ADR (a)	807
34,906	Netflix, Inc. (a)	3,568
9,826	Priceline.com, Inc. (a)	12,665
3,574	TripAdvisor, Inc. (a)	238

		34,494

	Internet Software & Services — 6.64%
31,091	Alibaba Group Holding Ltd., ADR (a)	2,457
12,775	Alphabet, Inc., Class – A (a)	9,746
18,608	Alphabet, Inc., Class – C (a)	13,862
122,378	Facebook, Inc., Class – A (a)	13,963
58,385	LinkedIn Corp., Class – A (a)	6,676
3,680	Rackspace Hosting, Inc. (a)	79
167,270	Tencent Holdings Ltd., ADR	3,419

		50,202

	IT Services — 8.19%
19,321	Accenture PLC, Class – A	2,230
4,788	Amdocs Ltd.	289
128,948	Automatic Data Processing, Inc.	11,568
3,698	Broadridge Financial Solutions, Inc.	219
18,681	Cognizant Technology Solutions Corp. (a)	1,171
66,671	FleetCor Technologies, Inc. (a)	9,917
4,074	Global Payments, Inc.	266
28,402	International Business Machines Corp.	4,301
2,509	Jack Henry & Associates, Inc.	212
77,930	MasterCard, Inc., Class – A	7,364
9,983	Paychex, Inc.	539

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
38,043	PayPal Holdings, Inc. (a)	$1,468
4,213	Teradata Corp. (a)	111
5,046	Total System Services, Inc.	240
284,452	Visa, Inc., Class – A	21,755
15,948	Western Union Co.	308

		61,958

	Leisure Products — 0.03%
2,118	Polaris Industries, Inc.	209

	Life Sciences Tools & Services — 0.58%
1,169	Bio-Techne Corp.	110
11,873	Illumina, Inc. (a)	1,925
858	Mettler-Toledo International, Inc. (a)	296
12,227	Thermo Electron Corp.	1,731
2,529	Waters Corp. (a)	334

		4,396

	Machinery — 0.35%
1,516	Crane Co.	82
4,281	Donaldson Co., Inc.	137
5,045	Dover Corp.	324
2,421	IDEX Corp.	201
9,207	Illinois Tool Works, Inc.	942
1,796	Snap-on, Inc.	282
1,796	The Middleby Corp. (a)	192
3,014	Wabtec Corp.	239
5,573	Xylem, Inc.	228

		2,627

	Marine — 0.01%
1,738	Kirby Corp. (a)	105

	Media — 0.70%
1,424	John Wiley & Sons, Inc., Class – A	70
7,507	Omnicom Group, Inc.	625
2,838	Scripps Networks Interactive, Class – A	186
28,261	The Walt Disney Co.	2,806
22,747	Time Warner, Inc.	1,650

		5,337

	Multiline Retail — 0.43%
9,257	Dollar General Corp.	792
7,073	Dollar Tree, Inc. (a)	583
5,872	Kohl’s Corp.	274
19,656	Target Corp.	1,618

		3,267

	Oil, Gas & Consumable Fuels — 1.68%
56,756	Chevron Corp.	5,415
12,267	Concho Resources, Inc. (a)	1,239
9,218	EOG Resources, Inc.	669
63,424	Exxon Mobil Corp.	5,302
2,273	World Fuel Services Corp.	110

		12,735

	Personal Products — 0.09%
1,813	Nu Skin Enterprises, Inc., Class – A	69
6,428	The Estee Lauder Cos., Inc., Class – A	607

		676

	Pharmaceuticals — 2.85%
8,453	Allergan PLC (a)	2,266
51,278	Bristol-Myers Squibb Co.	3,276
30,366	Eli Lilly & Co.	2,187
48,957	Johnson & Johnson	5,296

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
86,678	Merck & Co., Inc.	$4,586
29,393	Novo Nordisk A/S, Class – B, ADR	1,593
13,905	Shire PLC, ADR ^	2,390

		21,594

	Professional Services — 0.17%
3,688	Equifax, Inc.	422
2,184	IHS, Inc., Class – A (a)	271
4,172	Robert Half International, Inc.	194
5,219	Versik Analytics, Inc., Class – A (a)	417

		1,304

	Real Estate Investment Trusts — 1.60%
18,223	American Tower Corp.	1,865
3,633	Corrections Corp. of America	116
30,623	Equinix, Inc.	10,128

		12,109

	Road & Rail — 1.27%
30,926	CSX Corp.	796
2,811	Hunt (Jb) Transportation Services, Inc.	237
74,627	Kansas City Southern	6,377
1,358	Landstar System, Inc.	88
27,068	Union Pacific Corp.	2,153

		9,651

	Semiconductors & Semiconductor Equipment — 2.68%
9,661	Analog Devices, Inc.	572
244,962	ARM Holdings PLC, ADR	10,702
147,147	Intel Corp.	4,761
7,403	Linear Technology Corp.	330
9,891	NVIDIA Corp.	352
16,201	NXP Semiconductors NV (a)	1,313
47,090	Qualcomm, Inc.	2,408

		20,438

	Software — 7.01%
34,985	Adobe Systems, Inc. (a)	3,282
2,769	ANSYS, Inc. (a)	248
2,211	Atlassian Corp. PLC, Class – A (a)	56
5,009	Citrix Systems, Inc. (a)	394
8,501	Intuit, Inc.	884
158,635	Microsoft Corp.	8,761
98,801	Oracle Corp.	4,042
190,425	Red Hat, Inc. (a)	14,188
154,384	Salesforce.com, Inc. (a)	11,397
82,531	SAP AG, ADR ^	6,637
25,848	Splunk, Inc. (a)	1,265
2,561	VMware, Inc., Class – A (a)	134
21,835	Workday, Inc., Class – A (a)	1,678

		52,966

	Specialty Retail — 3.84%
2,025	Aaron’s, Inc.	51
2,206	Advance Auto Parts, Inc.	354
937	AutoZone, Inc. (a)	746
5,331	Bed Bath & Beyond, Inc. (a)	265
9,423	Best Buy Co., Inc.	306
2,861	Dick’s Sporting Goods, Inc.	134
3,263	GameStop Corp., Class – A ^	104
7,401	Gap, Inc.	218
204,461	Industria de Diseno Textil SA, ADR	3,447
12,031	L Brands, Inc.	1,056
146,030	Lowe’s Cos., Inc.	11,061
14,367	O’Reilly Automotive, Inc. (a)	3,931

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
12,696	Ross Stores, Inc.	$735
20,158	Staples, Inc.	222
13,890	The Home Depot, Inc.	1,853
49,309	The TJX Cos., Inc.	3,863
3,499	Tiffany & Co.	257
1,975	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	383
2,736	Urban Outfitters, Inc. (a)	91

		29,077

	Technology Hardware, Storage & Peripherals — 1.79%
124,065	Apple, Inc.	13,522

	Textiles, Apparel & Luxury Goods — 2.82%
1,629	Carter’s, Inc.	172
8,510	Coach, Inc.	341
1,344	Fossil Group, Inc. (a)	60
3,445	Lululemon Athletica, Inc. (a)	233
5,662	Michael Kors Holdings Ltd. (a)	323
267,740	NIKE, Inc., Class – B	16,457
1,872	Ralph Lauren Corp.	180
34,618	Under Armour, Inc., Class – A (a)	2,937
10,528	V.F. Corp.	682

		21,385

	Tobacco — 0.78%
47,410	Philip Morris International, Inc.	4,652
25,291	Reynolds American, Inc.	1,272

		5,924

	Trading Companies & Distributors — 0.14%
9,051	Fastenal Co. ^	443
1,450	MSC Industrial Direct Co., Inc., Class – A	111
3,388	NOW, Inc. (a)	60
1,924	W.W. Grainger, Inc.	449

		1,063

	Total Common Stocks	620,012

	Time Deposit — 1.50%
$11,344	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	11,344

	Total Time Deposit	11,344

	Mutual Funds — 17.41%
9,367,397	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(b)	9,367
72,455,935	SSgA Treasury Money Market Fund, 0.00% (b)	72,456
50,062,800	SSgA U.S. Treasury Money Market Fund, 0.00% (b)	50,063

	Total Mutual Funds	131,886

Principal Amount	Security Description	Value (000)
	Repurchase Agreement — 0.91%
$6,873	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $6,873,067 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $7,010,448 ^^	$6,873

	Total Repurchase Agreement	6,873

	Total Investments (cost $586,064) — 101.66%	770,115
	Liabilities in excess of other assets — (1.66)%	(12,607)

	Net Assets — 100.00%	$757,508

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $15,799 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	Total
Common Stocks	19.73%	28.40%	—	33.71%	81.84%
Time Deposit	0.16%	—	—	1.34%	1.50%
Mutual Funds	0.29%	0.17%	16.02%	0.93%	17.41%
Repurchase Agreement	0.21%	0.01%	—	0.69%	0.91%
Other Assets (Liabilities)	-0.48%	0.01%	0.64%	-1.83%	-1.66%

Total Net Assets	19.91%	28.59%	16.66%	34.84%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
144	E-Mini NASDAQ 100 Future	$12,892	6/17/16	$577
285	E-Mini S&P 500 Future	29,234	6/17/16	903
9	E-Mini S&P Midcap 400 Future	1,297	6/17/16	35
474	Russell 2000 Mini Index Future	52,595	6/17/16	1,571

	Net Unrealized Appreciation/(Depreciation)			$3,086

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.17%
	Aerospace & Defense — 1.56%
17,956	General Dynamics Corp.	$2,359
5,308	L-3 Communications Holdings, Inc.	629
17,492	Lockheed Martin Corp.	3,874
19,706	Raytheon Co.	2,417
8,613	Rockwell Collins, Inc.	794
31,611	The Boeing Co.	4,013
53,793	United Technologies Corp.	5,384

		19,470

	Air Freight & Logistics — 0.10%
9,424	C.H. Robinson Worldwide, Inc.	699
12,331	Expeditors International of Washington, Inc.	602

		1,301

	Airlines — 0.02%
4,763	Spirit Airlines, Inc. (a)	229

	Automobiles — 0.23%
12,597	Tesla Motors, Inc. ^(a)	2,894

	Banks — 0.17%
19,659	Citigroup, Inc.	821
20,377	Citizens Financial Group, Inc.	427
3,617	Cullen/Frost Bankers, Inc.	199
9,243	First Republic Bank	616

		2,063

	Beverages — 2.19%
9,529	Brown-Forman Corp., Class – B	938
4,528	Constellation Brands, Inc., Class – A	684
12,305	Dr. Pepper Snapple Group, Inc.	1,100
26,239	Monster Beverage Corp. (a)	3,500
95,337	PepsiCo, Inc.	9,770
245,847	The Coca-Cola Co.	11,406

		27,398

	Biotechnology — 3.41%
23,135	Alexion Pharmaceuticals, Inc. (a)	3,221
129,332	Amgen, Inc.	19,391
11,467	Biogen Idec, Inc. (a)	2,985
11,805	BioMarin Pharmaceutical, Inc. (a)	974
43,545	Celgene Corp. (a)	4,358
30,700	Regeneron Pharmaceuticals, Inc. (a)	11,066
8,045	Vertex Pharmaceuticals, Inc. (a)	639

		42,634

	Capital Markets — 1.27%
6,107	Federated Investors, Inc., Class – B	176
25,367	Franklin Resources, Inc.	991
71,056	Morgan Stanley	1,777
9,018	SEI Investments Co.	388
180,823	State Street Corp.	10,582
16,829	T. Rowe Price Group, Inc.	1,236
17,448	TD Ameritrade Holdg Corp.	550
5,430	Waddell & Reed Financial, Inc., Class – A	128

		15,828

	Chemicals — 2.55%
13,796	Air Products & Chemicals, Inc.	1,987
138,210	Ecolab, Inc.	15,414
5,286	International Flavors & Fragrances, Inc.	601
116,701	Monsanto Co.	10,239

Shares	Security Description	Value (000)
	Chemicals (continued)
18,592	Praxair, Inc.	$2,128
5,214	The Sherwin-Williams Co.	1,484

		31,853

	Commercial Services & Supplies — 0.18%
6,096	Cintas Corp.	548
7,834	Copart, Inc. (a)	319
6,210	Rollins, Inc.	168
5,487	Stericycle, Inc. (a)	693
8,070	Waste Connections, Inc.	521

		2,249

	Communications Equipment — 1.05%
2,183	Arista Networks, Inc. (a)	138
333,939	Cisco Systems, Inc.	9,506
4,712	F5 Networks, Inc. (a)	499
8,048	Harris Corp.	627
14,249	Palo Alto Networks, Inc. (a)	2,325

		13,095

	Construction & Engineering — 0.07%
9,154	Fluor Corp.	492
8,291	Jacobs Engineering Group, Inc. (a)	361

		853

	Consumer Finance — 0.12%
54,224	Synchrony Financial (a)	1,554

	Containers & Packaging — 0.05%
4,045	AptarGroup, Inc.	317
6,540	Sonoco Products Co.	318

		635

	Distributors — 0.13%
9,767	Genuine Parts Co.	971
20,057	LKQ Corp. (a)	640

		1,611

	Diversified Financial Services — 0.58%
5,330	CBOE Holdings, Inc.	348
20,552	CME Group, Inc.	1,974
2,755	FactSet Research Systems, Inc.	417
1,222	Morningstar, Inc.	108
44,801	The McGraw-Hill Cos., Inc.	4,435

		7,282

	Electrical Equipment — 0.29%
15,733	AMETEK, Inc.	786
43,742	Emerson Electric Co.	2,379
3,794	Hubbell, Inc.	402

		3,567

	Electronic Equipment, Instruments & Components — 0.15%
20,114	Amphenol Corp., Class – A	1,163
3,197	Dolby Laboratories, Inc., Class – A	139
9,158	FLIR Systems, Inc.	302
7,385	National Instruments Corp.	222

		1,826

	Energy Equipment & Services — 1.67%
60,454	Core Laboratories NV ^	6,795
2,551	Dril-Quip, Inc. (a)	154
15,229	FMC Technologies, Inc. (a)	417
2,283	Franks International NV	38
6,440	Helmerich & Payne, Inc.	378

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Energy Equipment & Services (continued)
25,579	National Oilwell Varco, Inc.	$796
6,472	Oceaneering International, Inc.	215
161,914	Schlumberger Ltd.	11,941

		20,734

	Food & Staples Retailing — 3.56%
54,811	Costco Wholesale Corp.	8,637
73,779	CVS Caremark Corp.	7,653
10,176	Sprouts Farmers Market, Inc. (a)	296
38,370	Sysco Corp.	1,793
105,182	The Kroger Co.	4,023
55,860	Walgreens Boots Alliance, Inc.	4,706
102,671	Wal-Mart Stores, Inc.	7,032
334,098	Whole Foods Market, Inc.	10,393

		44,533

	Food Products — 1.49%
11,228	Campbell Soup Co.	716
11,274	Flowers Foods, Inc.	208
9,349	Hershey Co.	861
17,231	Hormel Foods Corp.	745
8,101	McCormick & Co., Inc.	806
11,943	Mead Johnson Nutrition Co.	1,015
332,195	Mondelez International, Inc., Class – A	13,327
7,669	The J.M. Smucker Co.	996

		18,674

	Health Care Equipment & Supplies — 2.20%
152,180	Abbott Laboratories	6,365
35,101	Baxter International, Inc.	1,442
13,560	Becton, Dickinson & Co.	2,059
4,775	C.R. Bard, Inc.	968
15,639	DENTSPLY SIRONA, Inc.	964
13,957	Edwards Lifesciences Corp. (a)	1,231
6,135	IDEXX Laboratories, Inc. (a)	480
2,400	Intuitive Surgical, Inc. (a)	1,443
92,617	Medtronic PLC	6,946
9,100	ResMed, Inc.	526
18,247	St. Jude Medical, Inc.	1,004
21,687	Stryker Corp.	2,327
6,500	Varian Medical Systems, Inc. (a)	520
11,014	Zimmer Holdings, Inc.	1,174

		27,449

	Health Care Providers & Services — 1.78%
22,721	Aetna, Inc.	2,553
17,186	Anthem, Inc.	2,389
43,789	Express Scripts Holding Co. (a)	3,008
5,423	Henry Schein, Inc. (a)	936
6,482	Laboratory Corp. of America Holdings (a)	759
15,118	McKesson Corp.	2,377
6,001	MEDNAX, Inc. (a)	388
5,543	Patterson Cos., Inc.	258
9,236	Quest Diagnostics, Inc.	660
60,671	UnitedHealth Group, Inc.	7,820
5,948	Universal Health Services, Inc.	742
5,328	VCA Antech, Inc. (a)	307

		22,197

	Health Care Technology — 1.17%
272,655	Cerner Corp. (a)	14,440
4,808	Veeva Systems, Inc. (a)	120

		14,560

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure — 3.61%
22,770	Chipotle Mexican Grill, Inc. (a)	$10,724
2,317	Choice Hotels International, Inc.	125
56,969	Marriott International, Inc., Class – A ^	4,055
87,514	McDonald’s Corp.	10,999
1,482	Panera Bread Co., Class – A (a)	304
281,468	Starbucks Corp.	16,803
25,889	YUM! Brands, Inc.	2,119

		45,129

	Household Durables — 0.02%
7,770	Garmin Ltd.	310

	Household Products — 2.68%
8,450	Church & Dwight Co., Inc.	779
246,597	Colgate-Palmolive Co.	17,422
23,464	Kimberly-Clark Corp.	3,156
8,422	The Clorox Co.	1,062
134,946	The Procter & Gamble Co.	11,107

		33,526

	Industrial Conglomerates — 1.19%
41,150	3M Co.	6,857
4,224	Carlisle Cos., Inc.	420
38,569	Danaher Corp.	3,659
86,041	General Electric Co.	2,735
6,566	Roper Industries, Inc.	1,200

		14,871

	Insurance — 0.38%
18,386	Aon PLC	1,920
7,559	Brown & Brown, Inc.	271
34,804	Marsh & McLennan Cos., Inc.	2,115
8,200	Torchmark Corp.	444

		4,750

	Internet & Catalog Retail — 3.78%
39,608	Amazon.com, Inc. (a)	23,513
45,788	JD.com, Inc., ADR (a)	1,213
52,535	Netflix, Inc. (a)	5,371
12,860	Priceline.com, Inc. (a)	16,576
7,520	TripAdvisor, Inc. (a)	500

		47,173

	Internet Software & Services — 5.87%
46,786	Alibaba Group Holding Ltd., ADR (a)	3,697
23,426	Alphabet, Inc., Class – A (a)	17,872
25,061	Alphabet, Inc., Class – C (a)	18,669
168,892	Facebook, Inc., Class – A (a)	19,271
74,100	LinkedIn Corp., Class – A (a)	8,473
7,742	Rackspace Hosting, Inc. (a)	167
251,351	Tencent Holdings Ltd., ADR	5,138

		73,287

	IT Services — 7.82%
40,652	Accenture PLC, Class – A	4,691
10,075	Amdocs Ltd.	609
172,197	Automatic Data Processing, Inc.	15,448
7,781	Broadridge Financial Solutions, Inc.	461
39,306	Cognizant Technology Solutions Corp. (a)	2,464
86,983	FleetCor Technologies, Inc. (a)	12,939
8,572	Global Payments, Inc.	560
59,759	International Business Machines Corp.	9,051
5,280	Jack Henry & Associates, Inc.	447
135,557	MasterCard, Inc., Class – A	12,810
21,004	Paychex, Inc.	1,134

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
80,045	PayPal Holdings, Inc. (a)	$3,090
8,865	Teradata Corp. (a)	233
10,617	Total System Services, Inc.	505
426,748	Visa, Inc., Class – A	32,639
33,556	Western Union Co.	647

		97,728

	Leisure Products — 0.04%
4,457	Polaris Industries, Inc.	439

	Life Sciences Tools & Services — 0.65%
2,459	Bio-Techne Corp.	232
17,696	Illumina, Inc. (a)	2,869
1,805	Mettler-Toledo International, Inc. (a)	622
25,726	Thermo Electron Corp.	3,643
5,320	Waters Corp. (a)	702

		8,068

	Machinery — 0.44%
3,190	Crane Co.	172
9,008	Donaldson Co., Inc.	287
10,615	Dover Corp.	683
5,094	IDEX Corp.	422
19,371	Illinois Tool Works, Inc.	1,985
3,779	Snap-on, Inc.	593
3,778	The Middleby Corp. (a)	403
6,342	Wabtec Corp.	503
11,726	Xylem, Inc.	480

		5,528

	Marine — 0.02%
3,656	Kirby Corp. (a)	220

	Media — 0.68%
2,997	John Wiley & Sons, Inc., Class – A	147
15,795	Omnicom Group, Inc.	1,315
5,971	Scripps Networks Interactive, Class – A	391
42,460	The Walt Disney Co.	4,216
34,219	Time Warner, Inc.	2,483

		8,552

	Multiline Retail — 0.55%
19,477	Dollar General Corp.	1,667
14,883	Dollar Tree, Inc. (a)	1,227
12,354	Kohl’s Corp.	576
41,357	Target Corp.	3,403

		6,873

	Oil, Gas & Consumable Fuels — 2.05%
119,417	Chevron Corp.	11,392
18,460	Concho Resources, Inc. (a)	1,865
13,871	EOG Resources, Inc.	1,007
133,447	Exxon Mobil Corp.	11,155
4,782	World Fuel Services Corp.	232

		25,651

	Personal Products — 0.11%
3,815	Nu Skin Enterprises, Inc., Class – A	146
13,525	The Estee Lauder Cos., Inc., Class – A	1,275

		1,421

	Pharmaceuticals — 3.18%
12,720	Allergan PLC (a)	3,409
77,156	Bristol-Myers Squibb Co.	4,929
63,890	Eli Lilly & Co.	4,601
103,007	Johnson & Johnson	11,146

Shares	Security Description	Value (000)
	Pharmaceuticals (continued)
182,374	Merck & Co., Inc.	$9,649
44,234	Novo Nordisk A/S, Class – B, ADR	2,397
20,923	Shire PLC, ADR ^	3,597

		39,728

	Professional Services — 0.22%
7,761	Equifax, Inc.	886
4,596	IHS, Inc., Class – A (a)	571
8,778	Robert Half International, Inc.	409
10,980	Versik Analytics, Inc., Class – A (a)	878

		2,744

	Real Estate Investment Trusts — 1.27%
26,983	American Tower Corp.	2,762
7,644	Corrections Corp. of America	245
38,866	Equinix, Inc.	12,854

		15,861

	Road & Rail — 1.20%
65,069	CSX Corp.	1,676
5,915	Hunt (Jb) Transportation Services, Inc.	498
94,751	Kansas City Southern	8,096
2,858	Landstar System, Inc.	185
56,953	Union Pacific Corp.	4,531

		14,986

	Semiconductors & Semiconductor Equipment — 2.66%
20,326	Analog Devices, Inc.	1,203
315,754	ARM Holdings PLC, ADR	13,795
309,603	Intel Corp.	10,016
15,577	Linear Technology Corp.	694
14,874	NVIDIA Corp.	530
24,448	NXP Semiconductors NV (a)	1,982
99,079	Qualcomm, Inc.	5,067

		33,287

	Software — 6.45%
53,443	Adobe Systems, Inc. (a)	5,013
5,827	ANSYS, Inc. (a)	521
3,325	Atlassian Corp. PLC, Class – A (a)	84
10,540	Citrix Systems, Inc. (a)	828
17,887	Intuit, Inc.	1,860
297,555	Microsoft Corp.	16,435
207,882	Oracle Corp.	8,504
254,101	Red Hat, Inc. (a)	18,934
206,384	Salesforce.com, Inc. (a)	15,237
104,735	SAP AG, ADR ^	8,423
38,898	Splunk, Inc. (a)	1,903
5,388	VMware, Inc., Class – A ^(a)	282
32,848	Workday, Inc., Class – A (a)	2,524

		80,548

	Specialty Retail — 3.59%
4,261	Aaron’s, Inc.	107
4,641	Advance Auto Parts, Inc.	744
1,971	AutoZone, Inc. (a)	1,570
11,217	Bed Bath & Beyond, Inc. (a)	557
19,827	Best Buy Co., Inc.	643
6,019	Dick’s Sporting Goods, Inc.	281
6,866	GameStop Corp., Class – A ^	218
15,572	Gap, Inc.	458
307,215	Industria de Diseno Textil SA, ADR	5,180
18,075	L Brands, Inc.	1,587
185,030	Lowe’s Cos., Inc.	14,016
23,444	O’Reilly Automotive, Inc. (a)	6,416

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
26,713	Ross Stores, Inc.	$1,547
42,413	Staples, Inc.	468
20,879	The Home Depot, Inc.	2,786
86,735	The TJX Cos., Inc.	6,796
7,361	Tiffany & Co.	540
4,156	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	805
5,757	Urban Outfitters, Inc. (a)	190

		44,909

	Technology Hardware, Storage & Peripherals — 1.91%
218,426	Apple, Inc.	23,806

	Textiles, Apparel & Luxury Goods — 2.63%
3,429	Carter’s, Inc.	361
17,905	Coach, Inc.	718
2,828	Fossil Group, Inc. (a)	126
7,249	Lululemon Athletica, Inc. (a)	491
11,912	Michael Kors Holdings Ltd. (a)	679
391,625	NIKE, Inc., Class – B	24,074
3,939	Ralph Lauren Corp.	379
55,442	Under Armour, Inc., Class – A (a)	4,703
22,151	V.F. Corp.	1,434

		32,965

	Tobacco — 1.00%
99,753	Philip Morris International, Inc.	9,787
53,212	Reynolds American, Inc.	2,677

		12,464

	Trading Companies & Distributors — 0.18%
19,043	Fastenal Co. ^	933
3,050	MSC Industrial Direct Co., Inc., Class – A	233
7,129	NOW, Inc. (a)	126
4,047	W.W. Grainger, Inc.	945

		2,237

	Total Common Stocks	1,001,550

	Time Deposit — 1.16%
$14,544	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	14,544

	Total Time Deposit	14,544

	Mutual Funds — 18.68%
8,458,412	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(b)	8,458
142,477,796	SSgA Treasury Money Market Fund, 0.00% (b)	142,478
82,442,511	SSgA U.S. Treasury Money Market Fund, 0.00% (b)	82,443

	Total Mutual Funds	233,379

Principal Amount	Security Description	Value (000)
	Repurchase Agreement — 1.43%
$17,911	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $17,911,609 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $18,269,630) ^^	$17,911

	Total Repurchase Agreement	17,911

	Total Investments (cost $1,031,141) — 101.44%	1,267,384
	Liabilities in excess of other assets — (1.44)%	(17,987)

	Net Assets — 100.00%	$1,249,397

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $25,761 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Growth Equity Portfolio	Jennison Associates, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Sustainable Growth Advisers, LP	Total
Common Stocks	17.98%	36.24%	—	25.95%	80.17%
Time Deposit	0.15%	—	—	1.01%	1.16%
Mutual Funds	0.27%	0.23%	17.81%	0.37%	18.68%
Repurchase Agreement	0.57%	0.07%	—	0.79%	1.43%
Other Assets (Liabilities)	-0.84%	-0.06%	0.78%	-1.32%	-1.44%

Total Net Assets	18.13%	36.48%	18.59%	26.80%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
317	E-Mini NASDAQ 100 Future	$28,379	6/17/16	$1,270
624	E-Mini S&P 500 Future	64,007	6/17/16	1,965
21	E-Mini S&P Midcap 400 Future	3,027	6/17/16	83
781	Russell 2000 Mini Index Future	86,660	6/17/16	2,589

	Net Unrealized Appreciation/(Depreciation)			$5,907

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.02%
	Aerospace & Defense — 0.96%
5	Aerojet Rocketdyne Holdings, Inc. (a)	$—
3	Astronics Corp. (a)	—
4,050	Cubic Corp.	162
7,040	Curtiss-Wright Corp.	534
96	Ducommun, Inc. (a)	1
15,400	Erickson Air-Crane, Inc. (a)	25
3,179	Esterline Technologies Corp. (a)	204
3	HEICO Corp.	—
7	HEICO Corp., Class – A	—
19	National Presto Industries, Inc.	2
1	Sparton Corp. (a)	—
11	TASER International, Inc. (a)	—
1	Teledyne Technologies, Inc. (a)	—
41	Triumph Group, Inc.	1
1	Vectrus, Inc. (a)	—

		929

	Air Freight & Logistics — 0.17%
49	Atlas Air Worldwide Holdings, Inc. (a)	2
4	Echo Global Logistics, Inc. (a)	—
5	Forward Air Corp.	—
7	Hub Group, Inc., Class – A (a)	—
1	Park-Ohio Holdings Corp.	—
3	Radiant Logistics, Inc. (a)	—
5,210	XPO Logistics, Inc. (a)	161

		163

	Airlines — 2.88%
2	Allegiant Travel Co.	—
4,941	American Airlines Group, Inc.	203
40	Copa Holdings SA, Class – A	2
2,284	Hawaiian Holdings, Inc. (a)	108
13,252	JetBlue Airways Corp. (a)	280
3,670	Spirit Airlines, Inc. (a)	176
23,258	United Continental Holdings, Inc. (a)	1,392
3	Virgin America, Inc. (a)	—
29,912	Volaris Aviation Holding Co., ADR (a)	630

		2,791

	Auto Components — 1.37%
10	American Axle & Manufacturing Holdings, Inc. (a)	—
48	Cooper Tire & Rubber Co.	2
12,558	Dana Holding Corp.	177
4	Dorman Products, Inc. (a)	—
4	Drew Industries, Inc.	—
13,534	Fox Factory Holding Corp. (a)	214
1,506	Gentherm, Inc. (a)	63
97	Metaldyne Performance Group, Inc.	2
7,786	Modine Manufacturing Co. (a)	86
2	Motorcar Parts of America, Inc. (a)	—
24,300	Spartan Motors, Inc.	96
11,030	Stoneridge, Inc. (a)	161
500	Strattec Security Corp.	29
5,900	Superior Industries, Inc.	130
7,049	Tenneco, Inc. (a)	362
68	Tower International, Inc.	2

		1,324

	Automobiles — 0.00%
3	Winnebago Industries, Inc.	—

	Banks — 5.37%
62	1st Source, Inc.	2
80	American National Bankshares, Inc.	2

Shares	Security Description	Value (000)
	Banks (continued)
11,025	Associated Banc-Corp.	$198
143	Banc of California, Inc.	3
62	Banco Latinoamericano de Comercio Exterior SA, Class – E	2
4,378	Bank of the Ozarks, Inc.	184
14,100	BankUnited, Inc.	486
11,620	Banner Corp.	489
10,031	BBCN Bancorp, Inc.	152
1	BNC Bancorp	—
106	CNB Financial Corp.	2
21,657	Columbia Banking System, Inc.	647
57	Community Trust Bancorp, Inc.	2
4,965	Cullen/Frost Bankers, Inc.	274
3	Eagle BanCorp, Inc. (a)	—
89	Fidelity Southern Corp.	1
72	Financial Institutions, Inc.	2
588	First Bancorp (a)	2
107	First Bancorp	2
79	First Business Financial Services, Inc.	2
8	First Citizens BancShares, Inc., Class – A	2
108	First Community Bancshares, Inc.	2
9	First Financial Bankshares, Inc.	—
55	First Financial Corp.	2
67	First Interstate BancSystem, Inc., Class – A	2
8,225	First Midwest BanCorp, Inc.	148
183	First Niagara Financial Group, Inc.	2
105	FirstMerit Corp.	2
66	Great Western Bancorp, Inc.	2
65	Hancock Holding Co.	1
50	Heartland Financial USA, Inc.	2
4	Hilltop Holdings, Inc. (a)	—
2,624	Home Bancshares, Inc.	107
77	Horizon Bancorp	2
131	Independent Bank Corp.	2
73	International Bancshares Corp.	2
23,610	Investors Bancorp, Inc.	275
171	Lakeland Bancorp, Inc.	2
90	MainSource Financial Group, Inc.	2
2,500	MB Financial, Inc.	81
56	National Bankshares, Inc.	2
13,549	National Penn Bancshares, Inc.	144
70	NBT Bancorp, Inc.	2
18,106	PacWest Bancorp	672
105	Peoples Bancorp, Inc.	2
7,664	Popular, Inc.	219
114	Sierra Bancorp	2
692	Signature Bank (a)	94
4,610	SVB Financial Group (a)	470
4,842	Synovus Financial Corp.	140
7,709	TCF Financial Corp.	95
119	Triumph Bancorp, Inc. (a)	2
79	Trustmark Corp.	2
96	Univest Corp. of Pennsylvania	2
7,093	Webster Financial Corp.	255
7	Western Alliance Bancorp (a)	—

		5,193
	Beverages — 0.00%
9	Castle Brands, Inc. (a)	—
1	Coca-Cola Bottling Co. Consolidated	—
1	MGP Ingredients, Inc.	—
1	National Beverage Corp. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Beverages (continued)
2	The Boston Beer Co., Inc., Class – A (a)	$1

1

Biotechnology — 1.78%
1	Abeona Therapeutics, Inc. (a)	—
4,674	Acadia Pharmaceuticals, Inc. (a)	132
1,628	Acceleron Pharma, Inc. (a)	43
16	Achillion Pharmaceuticals, Inc. (a)	—
71	Acorda Therapeutics, Inc. (a)	2
1	Aduro Biotech, Inc. (a)	—
4	Advaxis, Inc. (a)	—
3	Aegerion Pharmaceuticals, Inc. (a)	—
2	Affimed Therapeutics BV (a)	—
8	Agenus, Inc. (a)	—
3	Alder Biopharmaceuticals, Inc. (a)	—
280	Alkermes PLC (a)	10
6	AMAG Pharmaceuticals, Inc. (a)	—
20	Amicus Therapeutics, Inc. (a)	—
7	Anacor Pharmaceuticals, Inc. (a)	—
5	Anthera Pharmaceuticals, Inc. (a)	—
1	Applied Genetic Technologies Corp. (a)	—
2	Ardelyx, Inc. (a)	—
32	Arena Pharmaceuticals, Inc. (a)	—
37	ARIAD Pharmaceuticals, Inc. (a)	—
15	Array BioPharma, Inc. (a)	—
5	Arrowhead Research Corp. (a)	—
1	Asterias Biotherapeutics, Inc. (a)	—
2	Atara Biotherapeutics, Inc. (a)	—
1	aTyr Pharma, Inc. (a)	—
3	Avalanche Biotechnologies, Inc. (a)	—
1	Bellicum Pharmaceuticals, Inc. (a)	—
8	BioCryst Pharmaceuticals, Inc. (a)	—
1	BioSpecifics Technologies Corp. (a)	—
7	BioTime, Inc. (a)	—
1	Blueprint Medicines Corp. (a)	—
2	Cara Therapeutics, Inc. (a)	—
9	Catalyst Pharmaceuticals, Inc. (a)	—
12,798	Celldex Therapeutics, Inc. (a)	48
1	Cellular Biomedicine Group, Inc. (a)	—
5,770	Cepheid, Inc. (a)	193
4	ChemoCentryx, Inc. (a)	—
7	Chimerix, Inc. (a)	—
1	Cidara Therapeutics, Inc. (a)	—
4	Clovis Oncology, Inc. (a)	—
3	Coherus Biosciences, Inc. (a)	—
2	Concert Pharmaceuticals, Inc. (a)	—
4	CorMedix, Inc. (a)	—
22	CTI BioPharma Corp. (a)	—
14	Curis, Inc. (a)	—
2	Cytokinetics, Inc. (a)	—
7	CytRx Corp. (a)	—
2	Dicerna Pharmaceuticals, Inc. (a)	—
6	Dynavax Technologies Corp. (a)	—
1	Eagle Pharmaceuticals, Inc. (a)	—
68	Emergent BioSolutions, Inc. (a)	2
2	Enanta Pharmaceuticals, Inc. (a)	—
4	Epizyme, Inc. (a)	—
2	Esperion Therapeutics, Inc. (a)	—
17	Exact Sciences Corp. (a)	—
38	Exelixis, Inc. (a)	—
3	Fibrocell Science, Inc. (a)	—
11	Fibrogen, Inc. (a)	—
1,378	Five Prime Therapeutics, Inc. (a)	56
2	Flexion Therapeutics, Inc. (a)	—

Shares	Security Description	Value (000)
Biotechnology (continued)
2	Foundation Medicine, Inc. (a)	$—
21	Galena Biopharma, Inc. (a)	—
2	Genocea Biosciences, Inc. (a)	—
7	Genomic Health, Inc. (a)	—
19	Geron Corp. (a)	—
19	Halozyme Therapeutics, Inc. (a)	—
5	Heron Therapeutics, Inc. (a)	—
10	Idera Pharmaceuticals, Inc. (a)	—
1	Ignyta, Inc. (a)	—
1	Immune Design Corp. (a)	—
18	ImmunoGen, Inc. (a)	—
12	Immunomedics, Inc. (a)	—
6	Infinity Pharmaceuticals, Inc. (a)	—
8	Inovio Pharmaceuticals, Inc. (a)	—
12	Insmed, Inc. (a)	—
3	Insys Therapeutics, Inc. (a)	—
2,910	Intrexon Corp. ^	100
1	Invitae Corp. (a)	—
2,440	Ionis Pharmaceuticals, Inc. (a)	100
29	Ironwood Pharmaceuticals, Inc. (a)	—
3	Karyopharm Therapeutics, Inc. (a)	—
14	Keryx Biopharmaceuticals, Inc. (a)	—
24,000	Kindred Biosciences, Inc. (a)	83
6	Kite Pharma, Inc. (a)	—
2	La Jolla Pharmaceutical Co. (a)	—
3	Lexicon Pharmaceuticals, Inc. (a)	—
3	Ligand Pharmaceuticals, Inc., Class – B (a)	—
6	Lion Biotechnologies, Inc. (a)	—
4	MacroGenics, Inc. (a)	—
57	MannKind Corp. (a)	—
2	Medgenics, Inc. (a)	—
4,439	Medivation, Inc. (a)	205
14	Merrimack Pharmaceuticals, Inc. (a)	—
23	MiMedx Group, Inc. (a)	—
1	Mirati Therapeutics, Inc. (a)	—
13	Momenta Pharmaceuticals, Inc. (a)	—
5,089	Myriad Genetics, Inc. (a)	191
19	Navidea Biopharmaceuticals, Inc. (a)	—
3,130	Neurocrine Biosciences, Inc. (a)	125
3	NewLink Genetics Corp. (a)	—
6	Northwest Biotherapeutics, Inc. (a)	—
45	Novavax, Inc. (a)	—
2	OncoMed Pharmaceuticals, Inc. (a)	—
15	Oncothyreon, Inc. (a)	—
505	Ophthotech Corp. (a)	21
11	Organovo Holdings, Inc. (a)	—
2	Osiris Therapeutics, Inc.	—
2	Otonomy, Inc. (a)	—
3	OvaScience, Inc. (a)	—
635	PDL BioPharma, Inc.	2
26	Peregrine Pharmaceuticals, Inc. (a)	—
2	Pfenex, Inc. (a)	—
8	Portola Pharmaceuticals, Inc. (a)	—
9	Progenics Pharmaceuticals, Inc. (a)	—
1	Proteon Therapeutics, Inc. (a)	—
1,661	Prothena Corp. PLC (a)	68
6	PTC Therapeutics, Inc. (a)	—
6	Radius Health, Inc. (a)	—
11	Raptor Pharmaceuticals Corp. (a)	—
4	Regulus Therapeutics, Inc. (a)	—
1,612	Repligen Corp. (a)	43
5	Retrophin, Inc. (a)	—
9	Rigel Pharmaceuticals, Inc. (a)	—
2	Sage Therapeutics, Inc. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
Common Stocks (continued)
Biotechnology (continued)
5,994	Sangamo BioSciences, Inc. (a)	$36
9	Sarepta Therapeutics, Inc. (a)	—
3,975	Seattle Genetics, Inc. (a)	140
2	Seres Therapeutics, Inc. (a)	—
4	Sorrento Therapeutics, Inc. (a)	—
1	Spark Therapeutics, Inc. (a)	—
2	Spectrum Pharmaceuticals, Inc. (a)	—
13	Synergy Pharmaceuticals, Inc. (a)	—
12	Synta Pharmaceuticals Corp. (a)	—
1	T2 Biosystems, Inc. (a)	—
5	Tesaro, Inc. (a)	—
5	TG Therapeutics, Inc. (a)	—
9	Threshold Pharmaceuticals, Inc. (a)	—
1	Tokai Pharmaceuticals, Inc. (a)	—
3	Trevena, Inc. (a)	—
3	Trovagene, Inc. (a)	—
1,951	Ultragenyx Pharmaceutical, Inc. (a)	125
4	Vanda Pharmaceuticals, Inc. (a)	—
1	Verastem, Inc. (a)	—
2	Vitae Pharmaceuticals, Inc. (a)	—
2	Vital Therapies, Inc. (a)	—
1	XBiotech, Inc. (a)	—
4	Xencor, Inc. (a)	—
10	XOMA Corp. (a)	—
2	Zafgen, Inc. (a)	—
25	ZIOPHARM Oncology, Inc. (a)	—

1,725

Building Products — 1.85%
10	AAON, Inc.	—
8	Advanced Drainage Systems, Inc.	—
2	American Woodmark Corp. (a)	—
6	Apogee Enterprises, Inc.	—
3,070	Armstrong World Industries, Inc. (a)	148
8,731	Builders FirstSource, Inc. (a)	98
6,241	CaesarStone Sdot Yam Ltd. (a)	214
4	Continental Building Products, Inc. (a)	—
7,091	Gibraltar Industries, Inc. (a)	204
1	Griffon Corp.	—
9	Insteel Industries, Inc.	—
1,206	Lennox International, Inc.	163
3,382	Masonite International Corp. (a)	222
4	NCI Building Systems, Inc. (a)	—
1	Nortek, Inc. (a)	—
2	Patrick Industries, Inc. (a)	—
14	PGT, Inc. (a)	—
3	Ply Gem Holdings, Inc. (a)	—
1,500	Simpson Manufacturing Co., Inc.	57
3,545	Trex Co., Inc. (a)	171
5,991	Universal Forest Products, Inc.	515

1,792

Capital Markets — 1.28%
2,376	Artisan Partners Asset Management, Inc.	73
1	Associated Capital Group, Inc., Class – A (a)	—
31	BGC Partners, Inc., Class – A	—
222	Calamos Asset Management, Inc., Class – A	2
4,000	Capital Southwest Corp.	55
3	Cohen & Steers, Inc.	—
68,001	Cowen Group, Inc. (a)	260
1	Diamond Hill Investment Group	—
5,234	E*Trade Financial Corp. (a)	129
7	Evercore Partners, Inc., Class – A	—

Shares	Security Description	Value (000)
	Capital Markets (continued)
1	Fifth Street Asset Management, Inc.	$—
10	Financial Engines, Inc.	—
1	GAMCO Investors, Inc., Class – A	—
4,312	Greenhill & Co., Inc.	96
8	HFF, Inc., Class – A	—
87	Houlihan Lokey, Inc.	2
3,170	Interactive Brokers Group, Inc., Class – A	125
1	International Fcstone, Inc. (a)	—
1	Investment Technology Group, Inc.	—
2	Janus Capital Group, Inc.	—
1	KCG Holdings, Inc. (a)	—
4	Ladenburg Thalmann Financial Services, Inc. (a)	—
2,719	LPL Financial Holdings, Inc.	67
1	Medley Management, Inc., Class – A	—
2	Moelis & Co., Class – A	—
3	Om Asset Management PLC	—
124	Oppenheimer Holdings, Inc., Class – A	2
2	Pzena Investment Management, Inc.	—
3,911	Raymond James Financial, Inc.	187
8,224	Stifel Financial Corp. (a)	244
3	Virtu Financial, Inc., Class – A	—
3	Westwood Holdings Group, Inc.	—
20	WisdomTree Investments, Inc.	—

		1,242

	Chemicals — 2.13%
61	A. Schulman, Inc.	2
2,731	Albemarle Corp.	175
103	Axiall Corp.	2
6	Balchem Corp.	—
41	Cabot Corp.	2
4	Calgon Carbon Corp.	—
1	Chase Corp.	—
14	Chemtura Corp. (a)	—
1	Core Molding Technologies, Inc. (a)	—
10	Ferro Corp. (a)	—
5,300	FMC Corp.	214
131	FutureFuel Corp.	2
8	H.B. Fuller Co.	—
158	Huntsman Corp.	2
56	Innophos Holdings, Inc.	2
1	KMG Chemicals, Inc.	—
79	Koppers Holdings, Inc. (a)	2
13,172	Kraton Performance Polymers, Inc. (a)	228
297	Kronos Worldwide, Inc.	2
1	LSB Industries, Inc. (a)	—
4,353	Methanex Corp.	140
6	Minerals Technologies, Inc.	—
1,211	NewMarket Corp.	480
12	Olin Corp.	—
4	Omnova Solutions, Inc. (a)	—
7,176	PolyOne Corp.	217
2	Quaker Chemical Corp.	—
10,703	Rentech, Inc. (a)	24
6	Senomyx, Inc. (a)	—
7,015	Sensient Technologies Corp.	445
11	Solazyme, Inc. (a)	—
35	Stepan Co.	2
3	Trecora Resources (a)	—
1	Tredegar Industries, Inc.	—
2	Trinseo SA (a)	—
18,659	Tronox Ltd., Class – A	119
1	Valhi, Inc.	—

		2,060

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Commercial Services & Supplies — 1.32%
2,710	ABM Industries, Inc.	$88
210	ACCO Brands Corp. (a)	2
19,158	ARC Document Solutions, Inc. (a)	86
2	Casella Waste Systems, Inc. (a)	—
31	Deluxe Corp.	2
84	Ennis, Inc.	2
5,449	Essendant, Inc.	174
2	G & K Services, Inc., Class – A	—
13	Healthcare Services Group, Inc.	—
10	Herman Miller, Inc.	—
8	HNI Corp.	—
2	InnerWorkings, Inc. (a)	—
9	Interface, Inc.	—
4,320	KAR Auction Services, Inc.	165
2	Kimball International, Inc., Class – B	—
6	Knoll, Inc.	—
676	Matthews International Corp., Class – A	35
57	McGrath RentCorp	1
1	Mobile Mini, Inc.	—
4	MSA Safety, Inc.	—
5,212	Multi-Color Corp.	279
175	Quad Graphics, Inc.	2
95	R.R. Donnelley & Sons Co.	2
2	SP Plus Corp. (a)	—
97	Steelcase, Inc., Class – A	1
6,922	Team, Inc. (a)	210
5,405	Tetra Tech, Inc.	161
1,910	The Brink’s Co.	64
14	UniFirst Corp.	2
3	US Ecology, Inc.	—
25	VSE Corp.	2
68	West Corp.	2

		1,280

	Communications Equipment — 0.49%
3	Aerohive Networks, Inc. (a)	—
2	Alliance Fiber Optic Products, Inc. (a)	—
2	Applied Optoelectronics, Inc. (a)	—
83	BEL Fuse, Inc., Class – B	1
149	Black Box Corp.	2
167	Brocade Communications Systems, Inc.	2
5	CalAmp Corp. (a)	—
21	Ciena Corp. (a)	—
7	Clearfield, Inc. (a)	—
75	Comtech Telecommunications Corp.	2
2,800	Digi International, Inc. (a)	26
35	EchoStar Corp., Class – A (a)	2
3	Extreme Networks, Inc. (a)	—
2	Harmonic, Inc. (a)	—
6,153	Infinera Corp. (a)	99
6	InterDigital, Inc.	—
17	Ixia (a)	—
2	KVH Industries, Inc. (a)	—
9	NetScout Systems, Inc. (a)	—
4	Novatel Wireless, Inc. (a)	—
20,800	PC-Telephone, Inc.	100
7	Plantronics, Inc.	—
10	Ruckus Wireless, Inc. (a)	—
32,037	ShoreTel, Inc. (a)	239
4	Ubiquiti Networks, Inc. (a)	—
7	ViaSat, Inc. (a)	1

		474

Shares	Security Description	Value (000)
	Construction & Engineering — 0.89%
2	Argan, Inc.	$—
5	Comfort Systems USA, Inc.	—
1,961	Dycom Industries, Inc. (a)	127
3,529	Granite Construction, Inc.	169
1	Great Lakes Dredge & Dock Co. (a)	—
2	HC2 Holdings, Inc. (a)	—
7,389	KBR, Inc.	114
17,850	MasTec, Inc. (a)	362
78	MYR Group, Inc. (a)	2
1	NV5 Holdings, Inc. (a)	—
3,347	Primoris Services Corp.	81
77	Tutor Perini Corp. (a)	1

		856

	Construction Materials — 0.71%
4,623	Eagle Materials, Inc., Class – A	324
9,358	Headwaters, Inc. (a)	186
1,079	Martin Marietta Materials, Inc.	172
8	Summit Materials, Inc., Class – A (a)	—
2	U.S. Concrete, Inc. (a)	—

		682

	Consumer Finance — 0.23%
1	Encore Capital Group, Inc. (a)	—
3	Enova International, Inc. (a)	—
6	First Cash Financial Services, Inc.	—
9,288	Green Dot Corp., Class – A (a)	214
63	Nelnet, Inc., Class – A	3
8	PRA Group, Inc. (a)	—
121	Santander Consumer USA Holdings, Inc. (a)	1
1	World Acceptance Corp. (a)	—

		218

	Containers & Packaging — 1.18%
1	AEP Industries, Inc.	—
6,711	AptarGroup, Inc.	526
17,090	Berry Plastics Group, Inc. (a)	618
52	Greif, Inc., Class – A	2
3	Myers Industries, Inc.	—

		1,146

	Distributors — 0.00%
2	Core-Mark Holding Co., Inc.	—
1	Fenix Parts, Inc. (a)	—
8	Pool Corp.	1

		1

	Diversified Consumer Services — 0.30%
6,730	2U, Inc. (a)	153
105	American Public Education, Inc. (a)	2
6	Bright Horizons Family Solutions, Inc. (a)	—
45	Capella Education Co.	2
27,983	Career Education Corp. (a)	127
4	Chegg, Inc. (a)	—
1	Collectors Universe, Inc.	—
93	DeVry Education Group, Inc.	2
4	Graham Holdings Co.	2
9	Grand Canyon Education, Inc. (a)	—
1	Houghton Mifflin Harcourt Co. (a)	—
1	Liberty Tax, Inc.	—
13	LifeLock, Inc. (a)	—
11	Sotheby’s	—
39	Strayer Education, Inc. (a)	2
3	Weight Watchers International, Inc. (a)	—

		290

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Financial Services — 0.17%
267	Gain Capital Holdings, Inc.	$2
10,120	Leucadia National Corp.	164
6	MarketAxess Holdings, Inc.	1
99	Marlin Business Services Corp.	1
2	On Deck Capital, Inc. (a)	—

		168

	Diversified Telecommunication Services — 0.83%
4	8x8, Inc. (a)	—
13,547	Cogent Communications Group, Inc.	530
4	Consolidated Communications Holdings, Inc.	—
3	FairPoint Communications, Inc. (a)	—
5	General Communication, Inc., Class – A (a)	—
46	Hawaiian Telcom Holdco, Inc. (a)	1
119	IDT Corp.	2
2	Inteliquent, Inc.	—
1	Intelsat SA (a)	—
136	Iridium Communications, Inc. (a)	1
3	Lumos Networks Corp. (a)	—
26,600	ORBCOMM, Inc. (a)	269
1	pdvWireless, Inc. (a)	—
1	Straight Path Communications, Inc., Class – B (a)	—
3	Vonage Holdings Corp. (a)	—
11	Windstream Holdings, Inc.	—

		803

	Electric Utilities — 0.50%
10,214	El Paso Electric Co.	469
84	PNM Resources, Inc.	3
66	Portland General Electric Co.	3
126	Spark Energy, Inc., Class – A	2
105	The Empire District Electric Co.	3

		480

	Electrical Equipment — 1.52%
2,410	Acuity Brands, Inc.	527
1	Allied Motion Technologies, Inc.	—
3,095	AZZ, Inc.	175
3,016	Encore Wire Corp.	117
2,715	EnerSys	151
4	Enphase Energy, Inc. (a)	—
6	Franklin Electric Co., Inc.	—
1	FuelCell Energy, Inc. (a)	—
8,408	Generac Holdings, Inc. (a)	313
10,728	General Cable Corp.	131
37,400	Orion Energy Systems, Inc. (a)	52
13	Plug Power, Inc. (a)	—
1	Power Solutions International, Inc. (a)	—
1	PowerSecure International, Inc. (a)	—
35	Preformed Line Products Co.	1
25	Regal-Beloit Corp.	2
2	Thermon Group Holdings, Inc. (a)	—
2	Vicor Corp. (a)	—

		1,469

	Electronic Equipment, Instruments & Components — 4.85%
2,175	Anixter International, Inc. (a)	113
126	AVX Corp.	2
2	Badger Meter, Inc.	—
9,004	Belden, Inc.	552
71	Benchmark Electronics, Inc. (a)	2
1,625	Coherent, Inc. (a)	149
15,979	Control4 Corp. (a)	127

Shares	Security Description	Value (000)
	Electronic Equipment, Instruments & Components (continued)
2	Daktronics, Inc.	$—
45	Dolby Laboratories, Inc., Class – A	2
10,935	DTS, Inc. (a)	238
10,853	Electro Rent Corp.	100
4,600	Electro Scientific Industries, Inc. (a)	33
15	ePlus, Inc. (a)	1
67	Fabrinet (a)	2
1	FARO Technologies, Inc. (a)	—
7	FEI Co.	1
23,377	Flextronics International Ltd. (a)	282
4,185	II-VI, Inc. (a)	91
5,783	Insight Enterprises, Inc. (a)	166
19	InvenSense, Inc. (a)	—
2,325	IPG Photonics Corp. (a)	223
7,163	Itron, Inc. (a)	299
9,598	Jabil Circuit, Inc.	185
140	Kimball Electronics, Inc. (a)	2
4,229	Littelfuse, Inc.	520
53	Methode Electronics, Inc.	2
2	MTS Systems Corp.	—
3	Newport Corp. (a)	—
3,520	Orbotech, Ltd. (a)	84
1	OSI Systems, Inc. (a)	—
64	PC Connection, Inc.	2
43	Plexus Corp. (a)	2
15,228	QLogic Corp. (a)	205
4,826	Rogers Corp. (a)	289
71	Sanmina Corp. (a)	2
1,900	ScanSource, Inc. (a)	77
16	SYNNEX Corp.	1
1,197	Tech Data Corp. (a)	92
15,999	Trimble Navigation Ltd. (a)	396
173	TTM Technologies, Inc. (a)	1
6,776	Universal Display Corp. (a)	367
2,728	VeriFone Systems, Inc. (a)	77
124	Vishay Intertechnology, Inc.	2

		4,689

	Energy Equipment & Services — 0.70%
95	Atwood Oceanics, Inc.	1
7,500	Bristow Group, Inc.	143
65	Diamond Offshore Drilling, Inc.	1
1,641	Dril-Quip, Inc. (a)	99
89	Ensco PLC, Class – A, ADR	1
88	Exterran Corp. (a)	1
8	Fairmount Santrol Holdings, Inc. (a)	—
11,100	Gulf Island Fabrication, Inc.	87
30,125	Key Energy Services, Inc. (a)	11
11,300	Mitcham Industries, Inc. (a)	35
109	Noble Corp. PLC	1
67	PHI, Inc. (a)	1
2	RigNet, Inc. (a)	—
21,912	Superior Energy Services, Inc.	294
13	US Silica Holdings, Inc.	—

		675

	Food & Staples Retailing — 0.99%
8,414	Casey’s General Stores, Inc.	954
2	Chefs’ Warehouse Holdings LLC (a)	—
2	Fairway Group Holdings Corp. (a)	—
37	Ingles Markets, Inc., Class – A	1
1	Natural Grocers by Vitamin Cottage, Inc. (a)	—
3	PriceSmart, Inc.	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Food & Staples Retailing (continued)
94	SpartanNash Co.	$3
6	The Fresh Market, Inc. (a)	—
9	United Natural Foods, Inc. (a)	—
78	Village Super Market, Inc., Class – A	2

		960

	Food Products — 0.63%
7,776	Amplify Snack Brands, Inc. ^(a)	111
11	B&G Foods, Inc., Class – A	—
2	Calavo Growers, Inc.	—
48	Cal-Maine Foods, Inc. ^	2
3,182	Darling Ingredients, Inc. (a)	42
6	Dean Foods Co.	—
1	Farmer Brothers Co. (a)	—
48	Fresh Del Monte Produce, Inc.	2
3	Freshpet, Inc. (a)	—
3	Inventure Foods, Inc. (a)	—
3,092	J&J Snack Foods Corp.	336
36	John B Sanfilippo & Son, Inc.	2
2	Lancaster Colony Corp.	—
10,701	Landec Corp. (a)	113
1	Lifeway Foods, Inc. (a)	—
2	Limoneira Co.	—
90	Omega Protein Corp. (a)	2
26	Sanderson Farms, Inc.	2
1	Seaboard Corp. (a)	3
3	Snyder’s-Lance, Inc.	—
1	Tootsie Roll Industries, Inc.	—

		615

	Gas Utilities — 1.03%
44	Southwest Gas Corp.	3
24,717	UGI Corp.	996

		999

	Health Care Equipment & Supplies — 6.16%
3	Abaxis, Inc.	—
7,418	Abiomed, Inc. (a)	703
10	Accuray, Inc. (a)	—
2	Anika Therapeutics, Inc. (a)	—
20	Antares Pharma, Inc. (a)	—
3	AtriCure, Inc. (a)	—
3,166	Cantel Medical Corp.	226
9,954	Cardiovascular Systems, Inc. (a)	103
11	Cerus Corp. (a)	—
3	Corindus Vascular Robotics, Inc., Class – I (a)	—
1	Cutera, Inc. (a)	—
3	Cynosure, Inc. (a)	—
10,586	DexCom, Inc. (a)	720
3,208	Edwards Lifesciences Corp. (a)	283
18	Endologix, Inc. (a)	—
1	Entellus Medical, Inc. (a)	—
93	Exactech, Inc. (a)	2
6	GenMark Diagnostics, Inc. (a)	—
13	Globus Medical, Inc., Class – A (a)	—
3	Haemonetics Corp. (a)	—
56	Halyard Health, Inc. (a)	2
7,278	HeartWare International, Inc. (a)	229
2	ICU Medical, Inc. (a)	—
2	Inogen, Inc. (a)	—
13,477	Insulet Corp. (a)	447
2,463	Integra LifeSciences Holdings Corp. (a)	166
4	InVivo Therapeutics Holdings Corp. (a)	—
2	K2M Group Holdings, Inc. (a)	—

Shares	Security Description	Value (000)
	Health Care Equipment & Supplies (continued)
6	LDR Holding Corp. (a)	$—
1	LeMaitre Vascular, Inc.	—
5	LivaNova PLC (a)	—
9	Masimo Corp. (a)	—
5	Meridian Bioscience, Inc.	—
5	Natus Medical, Inc. (a)	—
6,816	Neogen Corp. (a)	343
8,720	Nevro Corp. (a)	491
8	NuVasive, Inc. (a)	—
17	NxStage Medical, Inc. (a)	—
1	OraSure Technologies, Inc. (a)	—
3	Oxford Immunotec Global PLC (a)	—
2,224	Penumbra, Inc. (a)	102
2	Quidel Corp. (a)	—
6	Rockwell Medical Technologies, Inc. (a)	—
6	RTI Surgical, Inc. (a)	—
2	Second Sight Medical Products, Inc. (a)	—
1	Sientra, Inc. (a)	—
5	STAAR Surgical Co. (a)	—
9,494	STERIS PLC	675
13,156	Tandem Diabetes Care, Inc. (a)	115
3,078	The Cooper Cos., Inc.	474
6	The Spectranetics Corp. (a)	—
13	Unilife Corp. (a)	—
2	Vascular Solutions, Inc. (a)	—
2	Veracyte, Inc. (a)	—
10,757	West Pharmaceutical Services, Inc.	747
11	Wright Medical Group NV (a)	—
4,681	Zeltiq Aesthetics, Inc. (a)	127

		5,955

	Health Care Providers & Services — 2.18%
1	AAC Holdings, Inc. (a)	—
13,242	Acadia Healthcare Co., Inc. (a)	730
75	Aceto Corp.	2
1	Adeptus Health, Inc., Class – A (a)	—
51	Air Methods Corp. (a)	2
46	Almost Family, Inc. (a)	2
3	Amedisys, Inc. (a)	—
10	AMN Healthcare Services, Inc. (a)	—
2	AmSurg Corp. (a)	—
4	Biotelemetry, Inc. (a)	—
4	Capital Senior Living Corp. (a)	—
15	Chemed Corp.	2
2	Civitas Solutions, Inc. (a)	—
66	Community Health Systems, Inc. (a)	1
1	CorVel Corp. (a)	—
3	Cross Country Healthcare, Inc. (a)	—
2,338	Diplomat Pharmacy, Inc. (a)	64
7	ExamWorks Group, Inc. (a)	—
551	Five Star Quality Care, Inc. (a)	1
2	Genesis Healthcare, Inc. (a)	—
5	HealthEquity, Inc. (a)	—
68	HealthSouth Corp.	3
144	Kindred Healthcare, Inc.	2
4	Landauer, Inc.	—
41	LHC Group, Inc. (a)	1
8,167	LifePoint Hospitals, Inc. (a)	566
35	Magellan Health Services, Inc. (a)	2
3,805	MEDNAX, Inc. (a)	246
33	Molina Heathcare, Inc. (a)	2
30	National Healthcare Corp.	2
1	National Research Corp., Class – A	—
4	Nobilis Health Corp. (a)	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Providers & Services (continued)
2,259	Owens & Minor, Inc.	$91
40	Patterson Cos., Inc.	2
41	Providence Service Corp. (a)	2
5	RadNet, Inc. (a)	—
161	Select Medical Holdings Corp. (a)	2
4,459	Surgical Care Affiliates, Inc. (a)	206
12	Team Health Holdings, Inc. (a)	1
58	Tenet Healthcare Corp. (a)	2
82	The Ensign Group, Inc.	2
7,120	Triple-S Management Corp., Class – A (a)	177
2	Trupanion, Inc. (a)	—
2	U.S. Physical Therapy, Inc.	—
30	WellCare Health Plans, Inc. (a)	3

		2,116

	Health Care Technology — 0.60%
4	Castlight Health, Inc., Class – B (a)	—
2	Computer Programs & Systems, Inc.	—
1	Connecture, Inc. (a)	—
7	HealthStream, Inc. (a)	—
12	HMS Holdings Corp. (a)	—
1	Imprivata, Inc. (a)	—
92	Inovalon Holdings, Inc., Class – A (a)	2
7,566	Medidata Solutions, Inc. (a)	294
10,312	Omnicell, Inc. (a)	287
1	Press Ganey Holdings, Inc. (a)	—
7	Quality Systems, Inc.	—
2	Vocera Communications, Inc. (a)	—

		583

	Hotels, Restaurants & Leisure — 2.43%
3	BJ’s Restaurant, Inc. (a)	—
155	Bloomin’ Brands, Inc.	3
1	Bojangles’, Inc. (a)	—
18	Boyd Gaming Corp. (a)	—
233	Bravo Brio Restaurant Group, Inc. (a)	2
4,190	Buffalo Wild Wings, Inc. (a)	622
15	Carrols Restaurant Group, Inc. (a)	—
19,300	Century Casinos, Inc. (a)	119
2	Churchill Downs, Inc.	—
5,367	Chuy’s Holdings, Inc. (a)	168
6	ClubCorp Holdings, Inc.	—
3	Cracker Barrel Old Country Store, Inc.	—
3	Dave & Buster’s Entertainment, Inc. (a)	—
8	Denny’s Corp. (a)	—
6	Diamond Resorts International, Inc. (a)	—
3	DineEquity, Inc.	—
2	El Pollo Loco Holdings, Inc. (a)	—
2	Eldorado Resorts, Inc. (a)	—
4	Fiesta Restaurant Group, Inc. (a)	—
46	Hyatt Hotels Corp., Class – A (a)	2
2,066	International Speedway Corp., Class – A	76
146	Interval Leisure Group, Inc.	2
3	Isle of Capri Casino (a)	—
6	Jack in the Box, Inc.	—
2	Jamba, Inc. (a)	—
1	Kona Grill, Inc. (a)	—
9	Krispy Kreme Doughnuts, Inc. (a)	—
16	La Quinta Holdings, Inc. (a)	—
113	Marcus Corp.	2
2	Marriott Vacations Worldwide Corp.	—
1	Morgans Hotel Group Co. (a)	—
1	Noodles & Co. (a)	—
5	Papa John’s International, Inc.	—

Shares	Security Description	Value (000)
	Hotels, Restaurants & Leisure (continued)
1	Papa Murphy’s Holdings, Inc. (a)	$—
1	Penn National Gaming, Inc. (a)	—
9	Pinnacle Entertainment, Inc. (a)	—
5	Popeyes Louisiana Kitchen, Inc. (a)	—
3	Potbelly Corp. (a)	—
2	Red Robin Gourmet Burgers, Inc. (a)	—
30,490	Ruby Tuesday, Inc. (a)	164
3	Ruth’s Hospitality Group, Inc.	—
7	Scientific Games Corp., Class – A (a)	—
131	SeaWorld Entertainment, Inc.	3
1,171	Shake Shack, Inc., Class – A (a)	44
5	Sonic Corp.	—
101	Speedway Motorsports, Inc.	2
6,514	Texas Roadhouse, Inc., Class – A	285
8	The Cheesecake Factory, Inc.	—
2	The Habit Restaurants, Inc. (a)	—
5,955	Vail Resorts, Inc.	797
1,413	Zoe’s Kitchen, Inc. (a)	55

		2,346

	Household Durables — 0.93%
1	Bassett Furniture Industries, Inc.	—
2	CalAtlantic Group, Inc.	—
1	Cavco Industries, Inc. (a)	—
64	CSS Industries, Inc.	2
38	Flexsteel Industries, Inc.	2
2,835	Harman International Industries, Inc.	252
2,692	Helen of Troy Ltd. (a)	279
3	Installed Building Products, Inc. (a)	—
2	iRobot Corp. (a)	—
4	La-Z-Boy, Inc.	—
9,024	Libbey, Inc.	168
133	Lifetime Brands, Inc.	2
1	M/I Homes, Inc. (a)	—
2	MDC Holdings, Inc.	—
23,401	Skullcandy, Inc. (a)	83
1	TRI Pointe Homes, Inc. (a)	—
1,817	Universal Electronics, Inc. (a)	113
4	Zagg, Inc. (a)	—

		901

	Household Products — 0.00%
54	Central Garden & Pet Co., Class – A (a)	1
5	HRG Group, Inc. (a)	—
2	WD-40 Co.	—

		1

	Independent Power and Renewable Electricity Producers — 0.01%
226	NRG Energy, Inc., Class – C	3
182	NRG Yield, Inc., Class – C	3
2	Ormat Technologies, Inc.	—
2	Vivint Solar, Inc. (a)	—

		6

	Industrial Conglomerates — 0.09%
844	Carlisle Cos., Inc.	84
2	Raven Industries, Inc.	—

		84

	Insurance — 3.31%
532	Alleghany Corp. (a)	264
1	Ambac Financial Group, Inc. (a)	—
2,094	American Equity Investment Life Holding Co.	35
12,089	American Financial Group, Inc.	850
17	American National Insurance Co.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Insurance (continued)
9,509	Argo Group International Holdings Ltd.	$547
3,012	Aspen Insurance Holdings Ltd.	144
73	Assured Guaranty Ltd.	2
1	Atlas Financial Holdings, Inc. (a)	—
1	Crawford & Co.	—
2	eHealth, Inc. (a)	—
74	EMC Insurance Group, Inc.	2
3	Employers Holdings, Inc.	—
6,670	Endurance Specialty Holdings Ltd.	436
1,495	Everest Re Group Ltd.	295
2,900	First American Financial Corp.	111
7,325	Genworth Financial, Inc., Class – A (a)	20
155	Hallmark Financial Services, Inc. (a)	2
52	HCI Group, Inc.	2
2	Heritage Insurance Holdings, Inc.	—
115	Maiden Holdings Ltd.	1
7	National Western Life Group, Inc., Class – A	2
1	Patriot National, Inc. (a)	—
1,081	Primerica, Inc.	48
6,840	Stewart Information Services Corp.	248
1	Third Point Reinsurance Ltd. (a)	—
4	Universal Insurance Holdings, Inc.	—
3,277	W.R. Berkley Corp.	184

		3,195

	Internet & Catalog Retail — 0.32%
188	1-800-FLOWERS.COM, Inc., Class – A (a)	1
2	Blue Nile, Inc.	—
3	Etsy, Inc. (a)	—
31,100	Gaiam, Inc., Class – A (a)	200
6	HSN, Inc.	—
3	Liberty TripAdvisor Holdings, Inc., Class – A (a)	—
4	NutriSystem, Inc.	—
2	Overstock.com, Inc. (a)	—
3	PetMed Express, Inc.	—
6	Shutterfly, Inc. (a)	—
2,517	Wayfair, Inc., Class – A (a)	109

		310

	Internet Software & Services — 1.44%
2,121	Akamai Technologies, Inc. (a)	118
2	Amber Road, Inc. (a)	—
6	Angie’s List, Inc. (a)	—
1	Apigee Corp. (a)	—
139	Bankrate, Inc. (a)	1
4	Bazaarvoice, Inc. (a)	—
1	Benefitfocus, Inc. (a)	—
194	Blucora, Inc. (a)	1
2	Box, Inc., Class – A (a)	—
27,434	Brightcove, Inc. (a)	172
2	Carbonite, Inc. (a)	—
3	ChannelAdvisor Corp. (a)	—
6	Cimpress NV (a)	1
7	comScore, Inc. (a)	—
9	Cornerstone OnDemand, Inc. (a)	—
3	Cvent, Inc. (a)	—
6	Demandware, Inc. (a)	—
220	DHI Group, Inc. (a)	2
282	EarthLink Holdings Corp.	2
8	Endurance International Group Holdings, Inc. (a)	—
5	Envestnet, Inc. (a)	—
3	Everyday Health, Inc. (a)	—
3	Five9, Inc. (a)	—

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
3,345	GoDaddy, Inc., Class – A (a)	$108
18,466	Gogo, Inc. ^(a)	204
14	GrubHub, Inc. (a)	—
3	GTT Communications, Inc. (a)	—
1	Hortonworks, Inc. (a)	—
7	inContact, Inc. (a)	—
20	Internap Network Services Corp. (a)	—
3	Intralinks Holdings, Inc. (a)	—
32	j2 Global, Inc.	2
7	LivePerson, Inc. (a)	—
2,161	LogMeln, Inc. (a)	109
2	Marin Software, Inc. (a)	—
5	Marketo, Inc. (a)	—
1	MaxPoint Interactive, Inc. (a)	—
2,163	Monster Worldwide, Inc. (a)	7
9,738	New Relic, Inc. (a)	255
16	NIC, Inc.	—
3	Opower, Inc. (a)	—
528	Q2 Holdings, Inc. (a)	13
8	Quotient Technology, Inc. (a)	—
43,600	RealNetworks, Inc. (a)	178
1	Reis, Inc.	—
2	SciQuest, Inc. (a)	—
3	Shutterstock, Inc. (a)	—
4	SPS Commerce, Inc. (a)	—
2	Stamps.com, Inc. (a)	—
1	TechTarget (a)	—
1	Travelzoo, Inc. (a)	—
6	TrueCar, Inc. (a)	—
171	United Online, Inc. (a)	2
3,650	Web.com Group, Inc. (a)	72
7	WebMD Health Corp. (a)	—
2	Wix.com Ltd. (a)	—
9,104	XO Group, Inc. (a)	146

		1,393

	IT Services — 2.03%
1	6D Global Technologies, Inc. *(a)	—
52	Blackhawk Network Holdings, Inc. (a)	2
65	Booz Allen Hamilton Holding Corp.	2
20	CACI International, Inc., Class – A (a)	2
61	Cardtronics, Inc. (a)	2
39	Cass Information Systems, Inc.	2
74	Convergys Corp.	2
47	CoreLogic, Inc. (a)	2
64	CSG Systems International, Inc.	3
68	CSRA, Inc.	2
246	Datalink Corp. (a)	2
8	EPAM Systems, Inc. (a)	1
1,965	Euronet Worldwide, Inc. (a)	146
509	Everi Holdings, Inc. (a)	1
9	EVERTEC, Inc.	—
7	Exlservice Holdings, Inc. (a)	—
5	Forrester Research, Inc.	—
7,376	Global Payments, Inc.	482
6	Heartland Payment Systems, Inc.	1
8,954	Jack Henry & Associates, Inc.	756
34	Leidos Holdings, Inc.	2
414	Lionbridge Technologies, Inc. (a)	2
1,802	Luxoft Holding, Inc. (a)	99
61	ManTech International Corp., Class – A	2
5,691	MAXIMUS, Inc.	300
69	NeuStar, Inc., Class – A (a)	2
115	Perficient, Inc. (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Services (continued)
1	PFSweb, Inc. (a)	$—
43	Science Applications International Corp.	2
5	ServiceSource International, Inc. (a)	—
61	Sykes Enterprises, Inc. (a)	2
6	Syntel, Inc. (a)	—
70	TeleTech Holdings, Inc.	2
113	The Hackett Group, Inc.	2
10	Travelport Worldwide Ltd.	—
4	Unisys Corp. (a)	—
5	Virtusa Corp. (a)	—
4,692	WNS (Holdings) Ltd., ADR (a)	144

		1,969

	Leisure Products — 0.10%
1	Arctic Cat, Inc.	—
10,112	Callaway Golf Co.	92
227	JAKKS Pacific, Inc. (a)	2
80	Johnson Outdoors, Inc., Class – A	2
2	Malibu Boats, Inc., Class – A (a)	—
1	Marine Products Corp.	—
4	Nautilus, Inc. (a)	—
9	Smith & Wesson Holding Corp. (a)	—
4	Sturm, Ruger & Co., Inc.	—

		96

	Life Sciences Tools & Services — 1.02%
3	Accelerate Diagnostics, Inc. (a)	—
228	Affymetrix, Inc. (a)	3
136	Albany Molecular Research, Inc. (a)	2
17	Bio-Rad Laboratories, Inc., Class – A (a)	2
25	Bio-Techne Corp.	2
106	Bruker Biosciences Corp.	3
7,273	Cambrex Corp. (a)	321
31	Charles River Laboratories International, Inc. (a)	2
4	Fluidigm Corp. (a)	—
735	Harvard Bioscience, Inc. (a)	2
1,877	Illumina, Inc. (a)	305
5,810	INC Research Holdings, Inc., Class – A (a)	240
110	Luminex Corp. (a)	2
2	NanoString Technologies, Inc. (a)	—
7	NeoGenomics, Inc. (a)	—
8	Pacific Boisciences of California, Inc. (a)	—
47	PAREXEL International Corp. (a)	3
58	PRA Health Sciences, Inc. (a)	2
4,330	QIAGEN NV (a)	96
16	Sequenom, Inc. (a)	—
90	VWR Corp. (a)	2

		987

	Machinery — 2.89%
6	Accuride Corp. (a)	—
9,030	Actuant Corp., Class – A	223
32	AGCO Corp.	2
1	Albany International Corp., Class – A	—
3	Altra Holdings, Inc.	—
31	American Railcar Industries	1
6	Blount International, Inc. (a)	—
1	Blue Bird Corp. (a)	—
85	Briggs & Stratton Corp.	2
7,725	Chart Industries, Inc. (a)	168
8	CLARCOR, Inc.	—
7,440	Columbus McKinnon Corp.	117
526	Commercial Vehicle Group, Inc. (a)	1

Shares	Security Description	Value (000)
	Machinery (continued)
1	Douglas Dynamics, Inc.	$—
2	ENPRO Industries, Inc.	—
71	Freightcar America, Inc.	1
73	Global Brass & Copper Holdings, Inc.	2
11	Harsco Corp.	—
12	Hillenbrand, Inc.	—
26	Hyster-Yale Materials Handling, Inc., Class – A	2
4,940	IDEX Corp.	410
11,040	ITT Corp.	408
4	John Bean Technologies Corp.	—
123	Joy Global, Inc.	2
5,221	Lincoln Electric Holdings, Inc.	306
2	Lindsay Corp.	—
1	Lydall, Inc. (a)	—
16,477	Meritor, Inc. (a)	133
72	Miller Industries, Inc.	1
5	Mueller Industries, Inc.	—
27	Mueller Water Products, Inc., Class – A	—
3	Nn, Inc.	—
38	Oshkosh Corp.	2
1,104	Proto Labs, Inc. (a)	85
5	RBC Bearings, Inc. (a)	—
19	Rexnord Corp. (a)	—
3,915	Snap-on, Inc.	616
1	Standex International Corp.	—
6	Sun Hydraulics Corp.	—
4	Tennant Co.	—
4,675	Terex Corp.	116
1	The Gorman-Rupp Co.	—
57	The Greenbrier Cos., Inc.	2
50	The Timken Co.	2
4,325	TriMas Corp. (a)	76
63	Trinity Industries, Inc.	1
153	Wabash National Corp. (a)	2
1,034	WABCO Holdings, Inc. (a)	111
9	Woodward, Inc.	—
8	Xerium Technologies, Inc. (a)	—

		2,792

	Marine — 0.23%
3,638	Kirby Corp. (a)	220
7	Matson, Inc.	—

		220

	Media — 0.70%
40	AMC Entertainment Holdings, Inc., Class – A	1
7	Central Eurpoean Media Enterprises Ltd. (a)	—
5	Crown Media Holdings, Inc., Class – A (a)	—
98	Entercom Communications Corp. (a)	1
8	Entravision Communications Corp., Class – A	—
69	Gannett, Inc. Com	1
38,858	Global Eagle Entertainment, Inc. (a)	332
8	Gray Television, Inc. (a)	—
261	Harte-Hanks, Inc.	1
5,803	Imax Corp. (a)	179
7,176	Lions Gate Entertainment Corp.	157
2	Loral Space & Communications, Inc. (a)	—
2	MDC Partners, Inc., Class – A	—
2	National CineMedia, Inc.	—
6	Nexstar Broadcasting Group, Inc., Class – A	—
48	Sinclair Broadcast Group, Inc., Class – A	1
5	The E.W. Scripps Co., Class – A	—
4	The New York Times Co., Class – A	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Media (continued)
61	Time, Inc.	$1
110	Townsquare Media, Inc., Class – A (a)	1
96	Tribune Publishing Co.	1
23	Viacom, Inc., Class – A	1
4	World Wrestling Entertainment, Inc., Class – A	—

		677

	Metals & Mining — 1.85%
6,190	Agnico-Eagle Mines Ltd.	224
32,671	Allegheny Technologies, Inc.	533
7,202	Carpenter Technology Corp.	247
35,270	Coeur d’Alene Mines Corp. (a)	198
100	Commercial Metals Co.	2
41,534	Ferroglobe PLC	366
1	Kaiser Aluminum Corp.	—
7,502	Real Industry, Inc. (a)	65
4,900	Schnitzer Steel Industries, Inc., Class – A	90
2,729	Steel Dynamics, Inc.	61
7	Stillwater Mining Co. (a)	—
6	SunCoke Energy, Inc.	—
2	Worthington Industries, Inc.	—

		1,786

	Multiline Retail — 0.00%
47	Big Lots, Inc.	2
24	Dillard’s, Inc., Class – A	2
5	Tuesday Morning Corp. (a)	—

		4

	Multi-Utilities — 0.55%
70	Avista Corp.	3
8,764	Black Hills Corp.	527
70	Unitil Corp.	3

		533

	Oil, Gas & Consumable Fuels — 1.66%
82	Alon USA Energy, Inc.	1
23,295	Carrizo Oil & Gas, Inc. (a)	721
9,700	Contango Oil & Gas Co. (a)	114
56	Delek US Holdings, Inc.	1
136,440	Enbridge Energy Management LLC (a)(b)	—
9,620	Energen Corp.	352
3	Energy Fuels, Inc. (a)	—
3	Evolution Petroleum Corp.	—
226	Hallador Energy Co.	1
7,466	Interoil Corp. (a)	238
6	Matador Resources Co. (a)	—
6,850	Murphy Oil Corp.	173
1	Panhandle Oil & Gas, Inc., Class – A	—
2	Par Petroleum Corp. (a)	—
5	Parsley Energy, Inc., Class – A (a)	—
26	REX American Resources Corp. (a)	1
8	Semgroup Corp., Class – A	—
3	Synergy Resources Corp. (a)	—
42	Targa Resources Corp.	1
62	Teekay Shipping Corp.	1
10	Ultra Petroleum Corp. (a)	—
11	Uranium Energy Corp. (a)	—
44	Western Refining, Inc.	1

		1,605

	Paper & Forest Products — 0.61%
4,989	Boise Cascade Co. (a)	103
2,912	Clearwater Paper Corp. (a)	141

Shares	Security Description	Value (000)
Paper & Forest Products (continued)
3	Deltic Timber Corp.	$—
40	Domtar Corp.	2
14	KapStone Paper & Packaging Corp.	—
19,966	Louisiana-Pacific Corp. (a)	343
1	Neenah Paper, Inc.	—
85	P.H. Glatfelter Co.	2
43	Schweitzer-Mauduit International, Inc.	1

592

Personal Products — 0.00%
1	Inter Parfums, Inc.	—
1	Medifast, Inc.	—
1	Natural Health Trends Corp.	—
23	Nu Skin Enterprises, Inc., Class – A	1
24	Nutraceutical International Corp. (a)	1
2	Synutra International, Inc. (a)	—
1	USANA Health Sciences, Inc. (a)	—

2

Pharmaceuticals — 0.20%
3	Aerie Pharmaceuticals, Inc. (a)	—
1	Agile Therapeutics, Inc. (a)	—
4	Alimera Sciences, Inc. (a)	—
3	Amphastar Pharmaceuticals, Inc. (a)	—
1	ANI Pharmaceuticals, Inc. (a)	—
4	Aralez Pharmaceuticals, Inc. (a)	—
4	Aratana Therapeutics, Inc. (a)	—
2	Assembly Biosciences, Inc. (a)	—
6	BioDelivery Sciences International, Inc. (a)	—
2	Carbylan Therapeutics, Inc. (a)	—
101	Catalent, Inc. (a)	3
7	Cempra Holdings LLC (a)	—
1	Collegium Pharmaceutical, Inc. (a)	—
8	Corcept Therapeutics, Inc. (a)	—
1	Corium International, Inc. (a)	—
8	DepoMed, Inc. (a)	—
1	Dermira, Inc. (a)	—
14	Durect Corp. (a)	—
1	Flex Pharma, Inc. (a)	—
3	Foamix Pharmaceuticals Ltd. (a)	—
1	Heska Corp. (a)	—
64	Impax Laboratories, Inc. (a)	2
10	Innoviva, Inc.	—
2	Intersect ENT, Inc. (a)	—
1,927	Intra-Cellular Therapies, Inc. (a)	54
63	Lannett Co., Inc. (a)	1
8,704	Nektar Therapeutics (a)	120
2	Ocular Therapeutix, Inc. (a)	—
5	Omeros Corp. (a)	—
200	Omthera Pharmaceutical, Inc. *(a)	—
14	Orexigen Therapeutics, Inc. (a)	—
7	Pacira Pharmaceuticals, Inc. (a)	—
2	Paratek Pharmaceuticals, Inc. (a)	—
6	Pernix Therapeutics Holdings, Inc. (a)	—
67	Phibro Animal Health Corp., Class – A	2
55	Prestige Brands Holdings, Inc. (a)	3
8	Relypsa, Inc. (a)	—
2	Revance Therapeutics, Inc. (a)	—
160	Sagent Pharmaceuticals, Inc. (a)	2
267	SciClone Pharmaceuticals, Inc. (a)	3
3	Sucampo Pharmaceuticals, Inc., Class – A (a)	—
5	Supernus Pharmaceuticals, Inc. (a)	—
5	Teligent, Inc. (a)	—
5	Tetraphase Pharmaceuticals, Inc. (a)	—
62	The Medicines Co. (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
24	TherapeuticsMD, Inc. (a)	$—
15	VIVUS, Inc. (a)	—
8	XenoPort, Inc. (a)	—
3	Zogenix, Inc. (a)	—

		192

	Professional Services — 0.39%
1	Barrett Business Services, Inc.	—
166	CBIZ, Inc. (a)	2
5	CEB, Inc.	—
3,000	CRA International, Inc. (a)	59
3,796	Exponent, Inc.	195
2	GP Strategies Corp. (a)	—
3	Insperity, Inc.	—
108	Kelly Services, Inc., Class – A	2
3	Kforce, Inc.	—
4	Korn/Ferry International	—
1	Mistras Group, Inc. (a)	—
10	On Assignment, Inc. (a)	—
226,100	Pendrell Corp. (a)	120
1	Resources Connections, Inc.	—
1	RPX Corp. (a)	—
7	The Advisory Board Co. (a)	—
5	TriNet Group, Inc. (a)	—
6	TrueBlue, Inc. (a)	—
1	Volt Information Sciences, Inc. (a)	—
6	WageWorks, Inc. (a)	—

		378

	Real Estate Investment Trusts — 3.40%
13,680	Acadia Realty Trust	482
157	AG Mortgage Investment Trust, Inc.	2
6,651	Alexandria Real Estate Equities, Inc.	606
7	American Assets Trust, Inc.	—
173	American Capital Mortgage Investment Corp.	3
529	Anworth Mortgage Asset Corp.	2
189	Apollo Residential Mortgage, Inc.	3
114	ARMOUR Residential REIT, Inc.	2
384	Ashford Hospitality Trust	2
246	Capstead Mortgage Corp.	2
13	CareTrust REIT, Inc.	—
173	CBL & Associates Properties, Inc.	2
341	Cedar Realty Trust, Inc.	2
123	Colony Capital, Inc., Class – A	2
2,800	Coresite Realty Corp.	196
21	CubeSmart	1
10	CyrusOne, Inc.	—
333	CYS Investments, Inc.	3
3,859	DiamondRock Hospitality Co.	39
79	DuPont Fabros Technology, Inc.	3
379	Dynex Capital, Inc.	3
10	Easterly Government Properties, Inc.	—
7,002	EastGroup Properties, Inc.	424
11,860	Equity Commonwealth (a)	335
1	Equity One, Inc.	—
217	First Potomac Realty Trust	2
167	Hatteras Financial Corp.	2
191	Invesco Mortgage Capital	2
320	Investors Real Estate Trust	2
11	Ladder Capital Corp.	—
297	Lexington Realty Trust	3
4,211	Mid-America Apartment Communities, Inc.	431
5,222	National Health Investors, Inc.	347
3	National Storage Affiliates	—

Shares	Security Description	Value (000)
	Real Estate Investment Trusts (continued)
206	New Residential Investment Corp.	$2
120	Pennsylvania Real Estate Investment Trust	3
4	Potlatch Corp.	—
28	PS Business Parks, Inc.	3
5	QTS Realty Trust, Inc., Class – L	—
916	RAIT Financial Trust	3
18,530	Redwood Trust, Inc.	242
6	RLJ Lodging Trust	—
8	Ryman Hospitality Properties, Inc.	—
1	Sabra Healthcare REIT, Inc.	—
3	Saul Centers, Inc.	—
1,095	Sovran Self Storage, Inc.	129
1	Sun Communities, Inc.	—
5	Universal Health Realty Income Trust	—
18	Urban Edge Properties	—
191	Western Asset Mortgage Capital Corp.	2
230	WP GLIMCHER, Inc.	2

		3,289

	Real Estate Management & Development — 0.00%
2	Altisource Portfolio Solutions SA (a)	—
1	Kennedy-Wilson Holdings, Inc.	—
2	Marcus & Millichap, Inc. (a)	—
61	RE/MAX Holdings, Inc., Class – A	2

		2

	Road & Rail — 0.20%
2,292	ArcBest Corp.	49
2	Celadon Group, Inc.	—
105	Covenant Transportation Group, Inc., Class – A (a)	3
7	Heartland Express, Inc.	—
10	Knight Transportation, Inc.	—
1	Roadrunner Transportation Systems, Inc. (a)	—
6	Saia, Inc. (a)	—
7,384	Swift Transportation Co. (a)	138
1	Universal Truckload Services, Inc.	—
1	Werner Enterprises, Inc.	—
1	YRC Worldwide, Inc. (a)	—

		190

	Semiconductors & Semiconductor Equipment — 6.51%
3,858	Advanced Energy Industries, Inc. (a)	134
37	Advanced Micro Devices, Inc. (a)	—
5	Ambarella, Inc. (a)	—
350	Amkor Technology, Inc. (a)	2
5	Applied Micro Circuits Corp. (a)	—
13,200	Brooks Automation, Inc.	137
3	Cabot Microelectronics Corp.	—
1	Cascade Microtech, Inc. (a)	—
6,378	Cavium, Inc. (a)	391
1	CEVA, Inc. (a)	—
1,738	Cirrus Logic, Inc. (a)	63
177	Cohu, Inc.	2
7,912	Cree, Inc. (a)	230
56,377	Cypress Semiconductor Corp.	489
5,446	Diodes, Inc. (a)	109
177	Entegris, Inc. (a)	2
1	Exar Corp. (a)	—
11,984	Fairchild Semiconductor International, Inc. (a)	240
4	FormFactor, Inc. (a)	—
5	Inphi Corp. (a)	—
9,052	Integrated Device Technology, Inc. (a)	185
185	IXYS Corp.	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors & Semiconductor Equipment (continued)
7	Lattice Semiconductor Corp. (a)	$—
12,033	MA-COM Technology Solutions Holdings, Inc. (a)	528
39,447	Mattson Technology, Inc. (a)	144
5,961	Maxim Integrated Products, Inc.	219
7	MaxLinear, Inc. (a)	—
2,685	Mellanox Technologies Ltd. (a)	146
17	Microsemi Corp. (a)	1
7,430	MKS Instruments, Inc.	280
6,085	Monolithic Power Systems, Inc.	387
29,314	ON Semiconductor Corp. (a)	281
3	PDF Solutions, Inc. (a)	—
176	Photronics, Inc. (a)	2
3	Power Integrations, Inc.	—
9,411	Qorvo, Inc. (a)	475
66,086	QuickLogic Corp. (a)	70
24	Rambus, Inc. (a)	—
20,800	Rubicon Technology, Inc. (a)	15
1	Rudolph Technologies, Inc. (a)	—
3,085	Semtech Corp. (a)	68
1,735	Silicon Laboratories, Inc. (a)	78
5,661	Skyworks Solutions, Inc.	442
3,115	Synaptics, Inc. (a)	248
9,026	Tessera Technologies, Inc.	280
1,044	Tower Semiconductor Ltd. (a)	13
461	Ultra Clean Holdings, Inc. (a)	2
15,423	Ultratech, Inc. (a)	337
14,805	Veeco Instruments, Inc. (a)	288
363	Xcerra Corp. (a)	2

		6,292

	Software — 7.21%
4	A10 Networks, Inc. (a)	—
20	ACI Worldwide, Inc. (a)	—
1	American Software, Inc., Class – A	—
14	Aspen Technology, Inc. (a)	1
9	AVG Technologies NV (a)	—
1	Barracuda Networks, Inc. (a)	—
2,548	Blackbaud, Inc.	160
6,020	Bottomline Technologies, Inc. (a)	184
4	BroadSoft, Inc. (a)	—
2,773	Callidus Software, Inc. (a)	46
315	CDK Global, Inc.	15
9	CommVault Systems, Inc. (a)	—
4,242	CyberArk Software Ltd. (a)	180
1	Digimarc Corp. (a)	—
6	Digital Turbine, Inc. (a)	—
65	Ebix, Inc.	3
5,526	Electronic Arts, Inc. (a)	365
7,196	Ellie Mae, Inc. (a)	653
142	EPIQ Systems, Inc.	2
961	Fair Isaac Corp.	102
6,715	Fleetmatics Group Ltd. (a)	273
6,979	Fortinet, Inc. (a)	214
4	Gigamon, Inc. (a)	—
2	Globant SA (a)	—
9	Glu Mobile, Inc. (a)	—
2	Guidance Software, Inc. (a)	—
5,115	Guidewire Software, Inc. (a)	279
5,464	HubSpot, Inc. (a)	238
4	Imperva, Inc. (a)	—
8	Infoblox, Inc. (a)	—
2	Interactive Intelligence Group (a)	—
6	Jive Software, Inc. (a)	—

Shares	Security Description	Value (000)
	Software (continued)
5,912	Manhattan Associates, Inc. (a)	$336
109	Mentor Graphics Corp.	2
2	MicroStrategy, Inc., Class – A (a)	—
5	MobileIron, Inc. (a)	—
936	Mobileye NV ^(a)	35
3	Model N, Inc. (a)	—
10	Monotype Imaging Holdings, Inc.	—
7,785	Nuance Communications, Inc. (a)	146
1	Park City Group, Inc. (a)	—
7,844	Paycom Software, Inc. (a)	279
2	Paylocity Holding Corp. (a)	—
5	Pegasystems, Inc.	—
8,902	Proofpoint, Inc. (a)	480
3	PROS Holdings, Inc. (a)	—
5,081	PTC, Inc. (a)	168
15	QLIK Technologies, Inc. (a)	—
3	Qualys, Inc. (a)	—
13	RealPage, Inc. (a)	—
14	RingCentral, Inc., Class – A (a)	—
28,300	Rosetta Stone, Inc. (a)	190
34,223	Rovi Corp. (a)	703
2	Sapiens International Corp. NV	—
56,083	SeaChange International, Inc. (a)	310
14,340	Silver Spring Networks, Inc. (a)	212
8	Synchronoss Technologies, Inc. (a)	—
7	Take-Two Interactive Software, Inc. (a)	—
5	Tangoe, Inc. (a)	—
25,400	Telenav, Inc. (a)	150
3	Textura Corp. (a)	—
3	The Rubicon Project, Inc. (a)	—
1,086	The Ultimate Software Group, Inc. (a)	210
27,425	TiVo, Inc. (a)	261
2	TubeMogul, Inc. (a)	—
4,490	Tyler Technologies, Inc. (a)	578
1	Varonis Systems, Inc. (a)	—
4	VASCO Data Security International, Inc. (a)	—
10	Verint Systems, Inc. (a)	—
6	VirnetX Holding Corp. (a)	—
1	Workiva, Inc. (a)	—
3	Xura, Inc. (a)	—
5,996	Zendesk, Inc. (a)	125
8	Zix Corp. (a)	—
27,860	Zynga, Inc. (a)	64

		6,964

	Specialty Retail — 2.18%
30	American Eagle Outfitters, Inc.	1
4	Asbury Automotive Group, Inc. (a)	—
179	Ascena Retail Group, Inc. (a)	2
193	Big 5 Sporting Goods Corp.	2
2	Boot Barn Holdings, Inc. (a)	—
4,706	Burlington Stores, Inc. (a)	266
1	Caleres, Inc.	—
22	Chico’s FAS, Inc.	—
1	Destination XL Group, Inc. (a)	—
13	Express, Inc. (a)	—
10	Five Below, Inc. (a)	—
8,880	Francesca’s Holdings Corp. (a)	170
55	GameStop Corp., Class – A	2
22	Group 1 Automotive, Inc.	1
3	Hibbett Sports, Inc. (a)	—
2	Kirkland’s, Inc.	—
4	Lithia Motors, Inc.	—
8,204	MarineMax, Inc. (a)	160

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
3	Mattress Firm Holding Corp. (a)	$—
2,226	Monro Muffler Brake, Inc.	159
44	Outerwall, Inc. ^	2
3	Party City Holdco, Inc. (a)	—
288	Pier 1 Imports, Inc.	2
8,776	Rent-A-Center, Inc.	139
5	Restoration Hardware Holdings, Inc. (a)	—
7	Select Comfort Corp. (a)	—
68	Shoe Carnival, Inc.	2
75	Sonic Automotive, Inc., Class – A	1
8,080	Sportsman’s Warehouse Holdings, Inc. (a)	102
246	Stein Mart, Inc.	2
8	Tailored Brands, Inc.	—
4	The Buckle, Inc.	—
1	The Cato Corp.	—
1	The Children’s Place Retail Stores, Inc.	—
2	The Container Store Group, Inc. (a)	—
111	The Finish Line, Inc., Class – A	2
12,166	Tile Shop Holdings, Inc. (a)	182
293	Tilly’s, Inc., Class – A (a)	2
9,711	Tractor Supply Co.	878
2,900	West Marine, Inc. (a)	26
2	Zumiez, Inc. (a)	—

		2,103

	Technology Hardware, Storage & Peripherals — 0.29%
3	Avid Technology, Inc. (a)	—
10	Cray, Inc. (a)	—
13	Diebold, Inc.	—
2	Eastman Kodak Co. (a)	—
8	Electronics for Imaging, Inc. (a)	—
60,100	Imation Corp. (a)	94
4	Immersion Corp. (a)	—
37	Lexmark International, Inc., Class – A	1
11	Nimble Storage, Inc. (a)	—
3	Pure Storage, Inc., Class – A (a)	—
5	Silicon Graphics International Corp. (a)	—
5,410	Super Micro Computer, Inc. (a)	185
12	Violin Memory, Inc. (a)	—

		280

	Textiles, Apparel & Luxury Goods — 1.36%
1	Cherokee, Inc. (a)	—
8,323	Columbia Sportswear Co.	500
8	Crocs, Inc. (a)	—
1	Culp, Inc.	—
3	Deckers Outdoor Corp. (a)	—
39	Fossil Group, Inc. (a)	2
8,990	G-III Apparel Group Ltd. (a)	440
768	Movado Group, Inc.	21
1,377	Oxford Industries, Inc.	93
3	Sequential Brands Group, Inc. (a)	—
10	Steven Madden Ltd. (a)	—
1	Superior Uniform Group, Inc.	—
7	Tumi Holdings, Inc. (a)	—
2	Vince Holding Corp. (a)	—
14,251	Wolverine World Wide, Inc.	263

		1,319

	Thrifts & Mortgage Finance — 0.31%
10	Bofl Holding, Inc. (a)	—

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
11	Essent Group Ltd. (a)	$—
61	Federal Agricultural Mortgage Corp., Class – C	2
50	First Defiance Financial Corp.	2
80	HomeStreet, Inc. (a)	2
1	Impac Mortgage Holdings, Inc. (a)	—
1,600	LendingTree, Inc. (a)	157
1	Meridian Bancorp, Inc.	—
31	MGIC Investment Corp. (a)	—
4,769	PHH Corp. (a)	60
330	TrustCo Bank Corp. NY	2
1	United Financial Bancorp, Inc.	—
2	Walker & Dunlop, Inc. (a)	—
2,154	WSFS Financial Corp.	70

		295

	Tobacco — 0.17%
2,936	Universal Corp.	167
15	Vector Group Ltd.	—

		167

	Trading Companies & Distributors — 1.56%
76	Aircastle Ltd.	2
7,964	Applied Industrial Technologies, Inc.	345
9,137	Beacon Roofing Supply, Inc. (a)	374
11,432	BMC Stock Holdings, Inc. (a)	190
157	CAI International, Inc. (a)	2
1	DXP Enterprises, Inc. (a)	—
4,076	GATX Corp.	194
4	H&E Equipment Services, Inc.	—
1	Lawson Products, Inc. (a)	—
9,035	MRC Global, Inc. (a)	119
1	Neff Corp., Class – A (a)	—
90	TAL International Group, Inc.	1
104	Textainer Group Holdings Ltd.	2
4	Univar, Inc. (a)	—
2,105	Watsco, Inc.	285
35	WESCO International, Inc. (a)	2

		1,516

	Wireless Telecommunication Services — 0.00%
3	Boingo Wireless, Inc. (a)	—
6	Shenandoah Telecommunications Co.	—
70	Spok Holdings, Inc.	1

		1

	Total Common Stocks	84,166

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. *(a)(c)	—
24	Dyax Corp. CVR *(a)	—

		—

	Technology Hardware, Storage & Peripherals — 0.00%
1,000	Gerber Scientific, Inc. *(a)(b)(d)	—

	Wireless Telecommunication Services — 0.00%
260	Leap Wireless International, Inc. *(a)(d)	—

	Total Contingent Rights	—

	Warrant — 0.00%
	Oil, Gas & Consumable Fuels — 0.00%
160	Magnum Hunter Resources Corp. (a)	—

	Total Warrant	—

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Time Deposit — 2.75%
$2,658	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	$2,658

	Total Time Deposit	2,658

	Mutual Funds — 9.98%
163,989	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(e)	164
173,163	SSgA Prime Money Market Fund, 0.41% (e)	173
9,310,547	SSgA Treasury Money Market Fund, 0.00% (e)	9,311

	Total Mutual Funds	9,648

	Repurchase Agreement — 0.25%
$241	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $241,420 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $246,245) ^^	241

	Total Repurchase Agreement	241

	Total Investments (cost $81,010) — 100.00%	96,713
	Other assets in excess of liabilities — 0.00%	3

	Net Assets — 100.00%	$96,716

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $383 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(c)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(d)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(e)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Small Capitalization-Mid Capitalization Equity Portfolio	Ariel Investments, LLC	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	Total
Common Stocks	4.32%	12.85%	28.79%	34.45%	0.80%	—	5.81%	87.02%
Contingent Rights	—	—	—	—	0.00%	—	—	0.00%
Warrant	—	—	—	—	0.00%	—	—	0.00%
Time Deposit	0.07%	—	1.28%	1.13%	—	—	0.27%	2.75%
Mutual Funds	—	0.18%	0.13%	0.04%	0.03%	9.60%	—	9.98%
Repurchase Agreement	—	—	0.19%	0.06%	0.00%	—	—	0.25%
Other Assets (Liabilities)	-0.01%	-0.06%	-0.36%	-0.10%	—	0.56%	-0.03%	0.00%

Total Net Assets	4.38%	12.97%	30.03%	35.58%	0.83%	10.16%	6.05%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
60	Russell 2000 Mini Index Future	$6,658	6/17/16	$199

	Net Unrealized Appreciation/(Depreciation)			$199

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 83.10%
	Aerospace & Defense — 0.92%
7,025	Cubic Corp.	$281
13,405	Curtiss-Wright Corp.	1,014
231	Ducommun, Inc. (a)	4
6,045	Esterline Technologies Corp. (a)	387
44	National Presto Industries, Inc.	4
98	Triumph Group, Inc.	3

		1,693

	Air Freight & Logistics — 0.18%
118	Atlas Air Worldwide Holdings, Inc. (a)	5
10,701	XPO Logistics, Inc. ^(a)	329

		334

	Airlines — 2.88%
9,323	American Airlines Group, Inc.	382
95	Copa Holdings SA, Class – A	7
3,921	Hawaiian Holdings, Inc. (a)	185
25,011	JetBlue Airways Corp. (a)	528
7,550	Spirit Airlines, Inc. (a)	362
43,886	United Continental Holdings, Inc. (a)	2,628
55,716	Volaris Aviation Holding Co., ADR (a)	1,174

		5,266

	Auto Components — 1.09%
114	Cooper Tire & Rubber Co.	4
23,966	Dana Holding Corp.	338
25,524	Fox Factory Holding Corp. (a)	404
3,089	Gentherm, Inc. (a)	128
230	Metaldyne Performance Group, Inc.	4
14,441	Modine Manufacturing Co. (a)	159
19,073	Stoneridge, Inc. (a)	278
13,372	Tenneco, Inc. (a)	689
158	Tower International, Inc.	4

		2,008

	Banks — 5.22%
149	1st Source, Inc.	5
191	American National Bankshares, Inc.	5
19,075	Associated Banc-Corp.	342
321	Banc of California, Inc.	6
177	Banco Latinoamericano de Comercio Exterior SA, Class – E	4
8,985	Bank of the Ozarks, Inc.	377
26,810	BankUnited, Inc.	923
22,160	Banner Corp.	932
17,402	BBCN Bancorp, Inc.	264
252	CNB Financial Corp.	4
41,188	Columbia Banking System, Inc.	1,232
136	Community Trust Bancorp, Inc.	5
9,461	Cullen/Frost Bankers, Inc.	521
214	Fidelity Southern Corp.	3
173	Financial Institutions, Inc.	5
1,409	First Bancorp (a)	4
256	First Bancorp	5
188	First Business Financial Services, Inc.	4
20	First Citizens BancShares, Inc., Class – A	5
248	First Community Bancshares, Inc.	5
132	First Financial Corp.	5
160	First Interstate BancSystem, Inc., Class – A	5
14,315	First Midwest BanCorp, Inc.	258
440	First Niagara Financial Group, Inc.	4
252	FirstMerit Corp.	5
159	Great Western Bancorp, Inc.	4

Shares	Security Description	Value (000)
	Banks (continued)
184	Hancock Holding Co.	$4
125	Heartland Financial USA, Inc.	4
5,387	Home Bancshares, Inc.	221
175	Horizon Bancorp	4
315	Independent Bank Corp.	5
170	International Bancshares Corp.	4
45,010	Investors Bancorp, Inc.	524
410	Lakeland Bancorp, Inc.	4
210	MainSource Financial Group, Inc.	4
134	National Bankshares, Inc.	5
23,550	National Penn Bancshares, Inc.	251
170	NBT Bancorp, Inc.	5
34,498	PacWest Bancorp	1,282
252	Peoples Bancorp, Inc.	5
14,391	Popular, Inc.	412
262	Sierra Bancorp	5
1,306	Signature Bank (a)	178
8,780	SVB Financial Group (a)	896
8,375	Synovus Financial Corp.	242
13,480	TCF Financial Corp.	165
286	Triumph Bancorp, Inc. (a)	5
189	Trustmark Corp.	4
230	Univest Corp. of Pennsylvania	4
12,158	Webster Financial Corp.	436

		9,601

	Biotechnology — 1.74%
9,598	Acadia Pharmaceuticals, Inc. (a)	268
3,345	Acceleron Pharma, Inc. (a)	88
150	Acorda Therapeutics, Inc. (a)	4
530	Alkermes PLC (a)	18
24,125	Celldex Therapeutics, Inc. (a)	91
10,959	Cepheid, Inc. (a)	366
155	Emergent BioSolutions, Inc. (a)	6
2,835	Five Prime Therapeutics, Inc. (a)	115
5,550	Intrexon Corp. ^	188
4,640	Ionis Pharmaceuticals, Inc. (a)	188
8,379	Medivation, Inc. (a)	385
9,567	Myriad Genetics, Inc. (a)	358
6,420	Neurocrine Biosciences, Inc. (a)	254
1,035	Ophthotech Corp. (a)	44
1,522	PDL BioPharma, Inc.	5
3,410	Prothena Corp. PLC (a)	140
3,310	Repligen Corp. (a)	89
11,596	Sangamo BioSciences, Inc. (a)	70
7,550	Seattle Genetics, Inc. (a)	265
4,010	Ultragenyx Pharmaceutical, Inc. (a)	254

		3,196

	Building Products — 1.77%
5,988	Armstrong World Industries, Inc. (a)	290
17,965	Builders FirstSource, Inc. (a)	202
11,778	CaesarStone Sdot Yam Ltd. (a)	405
12,276	Gibraltar Industries, Inc. (a)	351
2,276	Lennox International, Inc.	308
5,855	Masonite International Corp. (a)	384
6,678	Trex Co., Inc. (a)	320
11,558	Universal Forest Products, Inc.	992

		3,252

	Capital Markets — 0.97%
4,480	Artisan Partners Asset Management, Inc.	138

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Markets (continued)
533	Calamos Asset Management, Inc., Class – A	$5
9,882	E*Trade Financial Corp. (a)	242
8,129	Greenhill & Co., Inc.	180
209	Houlihan Lokey, Inc.	5
6,533	Interactive Brokers Group, Inc., Class – A	257
5,316	LPL Financial Holdings, Inc.	132
297	Oppenheimer Holdings, Inc., Class – A	5
7,270	Raymond James Financial, Inc.	346
15,656	Stifel Financial Corp. (a)	463

		1,773

	Chemicals — 2.12%
133	A. Schulman, Inc.	4
5,092	Albemarle Corp.	326
247	Axiall Corp.	5
97	Cabot Corp.	5
10,005	FMC Corp.	404
302	FutureFuel Corp.	4
378	Huntsman Corp.	5
134	Innophos Holdings, Inc.	4
214	Koppers Holdings, Inc. (a)	5
24,826	Kraton Performance Polymers, Inc. (a)	429
713	Kronos Worldwide, Inc.	4
9,003	Methanex Corp.	289
2,293	NewMarket Corp.	909
13,630	PolyOne Corp.	412
13,370	Sensient Technologies Corp.	848
81	Stepan Co.	4
35,180	Tronox Ltd., Class – A	225

		3,882

	Commercial Services & Supplies — 1.00%
5,170	ABM Industries, Inc.	167
501	ACCO Brands Corp. (a)	4
33,394	ARC Document Solutions, Inc. (a)	150
60	Deluxe Corp.	4
201	Ennis, Inc.	4
9,447	Essendant, Inc.	302
8,154	KAR Auction Services, Inc.	311
1,173	Matthews International Corp., Class – A	60
136	McGrath RentCorp	3
9,930	Multi-Color Corp.	531
420	Quad Graphics, Inc.	5
240	R.R. Donnelley & Sons Co.	4
210	Steelcase, Inc., Class – A	3
9,350	Tetra Tech, Inc.	279
36	UniFirst Corp.	4
60	VSE Corp.	4
160	West Corp.	4

		1,839

	Communications Equipment — 0.41%
199	BEL Fuse, Inc., Class – B	3
356	Black Box Corp.	5
400	Brocade Communications Systems, Inc.	4
180	Comtech Telecommunications Corp.	4
83	EchoStar Corp., Class – A (a)	4
12,626	Infinera Corp. (a)	203
71,080	ShoreTel, Inc. (a)	528

		751

	Construction & Engineering — 0.90%
4,020	Dycom Industries, Inc. (a)	260

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
7,265	Granite Construction, Inc.	$347
12,853	KBR, Inc.	199
33,740	MasTec, Inc. (a)	683
186	MYR Group, Inc. (a)	5
6,306	Primoris Services Corp.	153
223	Tutor Perini Corp. (a)	3

		1,650

	Construction Materials — 0.71%
8,603	Eagle Materials, Inc., Class – A	602
19,231	Headwaters, Inc. (a)	382
1,997	Martin Marietta Materials, Inc.	319

		1,303

	Consumer Finance — 0.22%
17,507	Green Dot Corp., Class – A (a)	402
150	Nelnet, Inc., Class – A	6
290	Santander Consumer USA Holdings, Inc. (a)	3

		411

	Containers & Packaging — 1.20%
12,761	AptarGroup, Inc.	1,001
32,976	Berry Plastics Group, Inc. (a)	1,192
125	Greif, Inc., Class – A	4

		2,197

	Diversified Consumer Services — 0.29%
12,696	2U, Inc. (a)	288
251	American Public Education, Inc. (a)	5
103	Capella Education Co.	5
49,308	Career Education Corp. (a)	224
224	DeVry Education Group, Inc.	4
11	Graham Holdings Co.	5
92	Strayer Education, Inc. (a)	4

		535

	Diversified Financial Services — 0.17%
638	Gain Capital Holdings, Inc.	4
19,094	Leucadia National Corp.	309
279	Marlin Business Services Corp.	4

		317

	Diversified Telecommunication Services — 0.52%
24,209	Cogent Communications Group, Inc.	945
110	Hawaiian Telcom Holdco, Inc. (a)	3
285	IDT Corp.	4
411	Iridium Communications, Inc. (a)	3

		955

	Electric Utilities — 0.50%
19,418	El Paso Electric Co.	891
201	PNM Resources, Inc.	7
154	Portland General Electric Co.	6
302	Spark Energy, Inc., Class – A	5
239	The Empire District Electric Co.	8

		917

	Electrical Equipment — 1.45%
4,575	Acuity Brands, Inc.	998
5,880	AZZ, Inc.	333
5,688	Encore Wire Corp.	221
5,161	EnerSys	288
15,838	Generac Holdings, Inc. (a)	590
18,692	General Cable Corp.	228
84	Preformed Line Products Co.	3
55	Regal-Beloit Corp.	3

		2,664

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components — 4.72%
3,650	Anixter International, Inc. (a)	$190
285	AVX Corp.	4
17,336	Belden, Inc.	1,065
170	Benchmark Electronics, Inc. (a)	4
3,345	Coherent, Inc. (a)	307
29,288	Control4 Corp. (a)	233
100	Dolby Laboratories, Inc., Class – A	4
20,637	DTS, Inc. (a)	449
364	Electro Rent Corp.	3
37	ePlus, Inc. (a)	3
160	Fabrinet (a)	5
43,523	Flextronics International Ltd. (a)	525
8,620	II-VI, Inc. (a)	187
10,074	Insight Enterprises, Inc. (a)	289
4,423	IPG Photonics Corp. (a)	425
13,596	Itron, Inc. (a)	567
18,021	Jabil Circuit, Inc.	347
335	Kimball Electronics, Inc. (a)	4
8,288	Littelfuse, Inc.	1,020
116	Methode Electronics, Inc.	3
7,246	Orbotech, Ltd. (a)	172
153	PC Connection, Inc.	4
98	Plexus Corp. (a)	4
28,268	QLogic Corp. (a)	380
9,096	Rogers Corp. (a)	545
169	Sanmina Corp. (a)	4
3,325	ScanSource, Inc. (a)	134
38	SYNNEX Corp.	4
2,103	Tech Data Corp. (a)	161
30,486	Trimble Navigation Ltd. (a)	756
515	TTM Technologies, Inc. (a)	3
12,993	Universal Display Corp. (a)	703
5,090	VeriFone Systems, Inc. (a)	144
300	Vishay Intertechnology, Inc.	4

		8,652

	Energy Equipment & Services — 0.42%
227	Atwood Oceanics, Inc.	2
156	Diamond Offshore Drilling, Inc.	3
3,099	Dril-Quip, Inc. (a)	188
212	Ensco PLC, Class – A, ADR	2
211	Exterran Corp. (a)	3
59,575	Key Energy Services, Inc. (a)	22
262	Noble Corp. PLC	3
161	PHI, Inc. (a)	3
41,215	Superior Energy Services, Inc.	552

		778

	Food & Staples Retailing — 1.00%
16,024	Casey’s General Stores, Inc.	1,816
89	Ingles Markets, Inc., Class – A	3
225	SpartanNash Co.	7
187	Village Super Market, Inc., Class – A	5

		1,831

	Food Products — 0.52%
14,678	Amplify Snack Brands, Inc. ^(a)	210
100	Cal-Maine Foods, Inc. ^	5
6,005	Darling Ingredients, Inc. (a)	79
113	Fresh Del Monte Produce, Inc.	5
5,900	J&J Snack Foods Corp.	639
75	John B Sanfilippo & Son, Inc.	5
217	Omega Protein Corp. (a)	4

Shares	Security Description	Value (000)
	Food Products (continued)
61	Sanderson Farms, Inc.	$6
2	Seaboard Corp. (a)	6

		959

	Gas Utilities — 0.90%
102	Southwest Gas Corp.	7
40,618	UGI Corp.	1,636

		1,643

	Health Care Equipment & Supplies — 6.27%
14,925	Abiomed, Inc. (a)	1,416
6,030	Cantel Medical Corp.	430
18,773	Cardiovascular Systems, Inc. (a)	195
20,071	DexCom, Inc. (a)	1,363
6,002	Edwards Lifesciences Corp. (a)	529
263	Exactech, Inc. (a)	5
120	Halyard Health, Inc. (a)	3
13,730	HeartWare International, Inc. (a)	431
25,861	Insulet Corp. (a)	858
4,690	Integra LifeSciences Holdings Corp. (a)	316
13,222	Neogen Corp. (a)	666
17,942	Nevro Corp. (a)	1,009
4,584	Penumbra, Inc. (a)	211
18,070	STERIS PLC	1,284
24,817	Tandem Diabetes Care, Inc. (a)	216
5,808	The Cooper Cos., Inc.	894
20,460	West Pharmaceutical Services, Inc.	1,419
9,620	Zeltiq Aesthetics, Inc. (a)	261

		11,506

	Health Care Providers & Services — 2.21%
25,641	Acadia Healthcare Co., Inc. (a)	1,414
172	Aceto Corp.	4
100	Air Methods Corp. (a)	4
109	Almost Family, Inc. (a)	4
29	Chemed Corp.	4
157	Community Health Systems, Inc. (a)	3
4,805	Diplomat Pharmacy, Inc. (a)	132
1,322	Five Star Quality Care, Inc. (a)	3
127	HealthSouth Corp.	5
345	Kindred Healthcare, Inc.	4
98	LHC Group, Inc. (a)	3
15,573	LifePoint Hospitals, Inc. (a)	1,078
84	Magellan Health Services, Inc. (a)	6
7,181	MEDNAX, Inc. (a)	464
65	Molina Heathcare, Inc. (a)	4
71	National Healthcare Corp.	4
3,939	Owens & Minor, Inc.	159
95	Patterson Cos., Inc.	4
92	Providence Service Corp. (a)	5
355	Select Medical Holdings Corp. (a)	4
9,192	Surgical Care Affiliates, Inc. (a)	425
140	Tenet Healthcare Corp. (a)	4
176	The Ensign Group, Inc.	4
12,376	Triple-S Management Corp., Class – A (a)	308
50	WellCare Health Plans, Inc. (a)	5

		4,054

	Health Care Technology — 0.62%
220	Inovalon Holdings, Inc., Class – A (a)	4
15,311	Medidata Solutions, Inc. (a)	593
19,583	Omnicell, Inc. (a)	546

		1,143

	Hotels, Restaurants & Leisure — 2.30%
320	Bloomin’ Brands, Inc.	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hotels, Restaurants & Leisure (continued)
553	Bravo Brio Restaurant Group, Inc. (a)	$4
7,972	Buffalo Wild Wings, Inc. (a)	1,181
11,040	Chuy’s Holdings, Inc. (a)	343
109	Hyatt Hotels Corp., Class – A (a)	5
155	International Speedway Corp., Class – A	6
339	Interval Leisure Group, Inc.	5
270	Marcus Corp.	5
57,980	Ruby Tuesday, Inc. (a)	312
299	SeaWorld Entertainment, Inc.	6
2,410	Shake Shack, Inc., Class – A ^(a)	90
240	Speedway Motorsports, Inc.	5
13,383	Texas Roadhouse, Inc., Class – A	583
11,647	Vail Resorts, Inc.	1,558
2,905	Zoe’s Kitchen, Inc. (a)	113

		4,221

	Household Durables — 0.85%
154	CSS Industries, Inc.	4
92	Flexsteel Industries, Inc.	4
5,268	Harman International Industries, Inc.	469
5,130	Helen of Troy Ltd. (a)	532
17,666	Libbey, Inc.	329
318	Lifetime Brands, Inc.	5
3,425	Universal Electronics, Inc. (a)	212

		1,555

	Household Products — 0.00%
127	Central Garden & Pet Co., Class – A (a)	2

	Independent Power and Renewable Electricity Producers — 0.01%
542	NRG Energy, Inc., Class – C	7
437	NRG Yield, Inc., Class – C	6

		13

	Industrial Conglomerates — 0.09%
1,594	Carlisle Cos., Inc.	159

	Insurance — 3.13%
1,013	Alleghany Corp. (a)	503
3,660	American Equity Investment Life Holding Co.	61
23,050	American Financial Group, Inc.	1,622
42	American National Insurance Co.	5
17,710	Argo Group International Holdings Ltd.	1,017
5,165	Aspen Insurance Holdings Ltd.	246
175	Assured Guaranty Ltd.	4
176	EMC Insurance Group, Inc.	5
12,185	Endurance Specialty Holdings Ltd.	796
2,790	Everest Re Group Ltd.	551
12,725	Genworth Financial, Inc., Class – A (a)	35
372	Hallmark Financial Services, Inc. (a)	4
125	HCI Group, Inc.	4
272	Maiden Holdings Ltd.	4
17	National Western Life Group, Inc., Class – A	4
1,890	Primerica, Inc.	84
13,040	Stewart Information Services Corp.	473
6,180	W.R. Berkley Corp.	347

		5,765

	Internet & Catalog Retail — 0.12%
443	1-800-FLOWERS.COM, Inc., Class – A (a)	3
5,174	Wayfair, Inc., Class – A (a)	224

		227

	Internet Software & Services — 1.14%
4,001	Akamai Technologies, Inc. (a)	222

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
334	Bankrate, Inc. (a)	$3
465	Blucora, Inc. (a)	2
52,451	Brightcove, Inc. (a)	327
486	DHI Group, Inc. (a)	4
603	EarthLink Holdings Corp.	3
6,885	GoDaddy, Inc., Class – A (a)	223
34,817	Gogo, Inc. (a)	383
58	j2 Global, Inc.	4
4,433	LogMeln, Inc. (a)	224
3,948	Monster Worldwide, Inc. (a)	13
20,049	New Relic, Inc. (a)	523
1,085	Q2 Holdings, Inc. (a)	26
410	United Online, Inc. (a)	5
6,698	Web.com Group, Inc. (a)	133

		2,095

	IT Services — 2.07%
100	Blackhawk Network Holdings, Inc. (a)	3
156	Booz Allen Hamilton Holding Corp.	5
48	CACI International, Inc., Class – A (a)	5
128	Cardtronics, Inc. (a)	5
82	Cass Information Systems, Inc.	4
192	Convergys Corp.	5
114	CoreLogic, Inc. (a)	4
135	CSG Systems International, Inc.	6
163	CSRA, Inc.	4
586	Datalink Corp. (a)	5
4,027	Euronet Worldwide, Inc. (a)	298
1,219	Everi Holdings, Inc. (a)	3
13,928	Global Payments, Inc.	910
17,066	Jack Henry & Associates, Inc.	1,444
82	Leidos Holdings, Inc.	4
975	Lionbridge Technologies, Inc. (a)	5
3,700	Luxoft Holding, Inc. (a)	204
146	ManTech International Corp., Class – A	5
10,780	MAXIMUS, Inc.	567
189	NeuStar, Inc., Class – A (a)	5
268	Perficient, Inc. (a)	6
90	Science Applications International Corp.	5
147	Sykes Enterprises, Inc. (a)	4
165	TeleTech Holdings, Inc.	5
264	The Hackett Group, Inc.	4
9,663	WNS (Holdings) Ltd., ADR (a)	296

		3,811

	Leisure Products — 0.11%
20,816	Callaway Golf Co.	190
545	JAKKS Pacific, Inc. (a)	4
191	Johnson Outdoors, Inc., Class – A	4

		198

	Life Sciences Tools & Services — 1.05%
542	Affymetrix, Inc. (a)	8
296	Albany Molecular Research, Inc. (a)	5
41	Bio-Rad Laboratories, Inc., Class – A (a)	6
60	Bio-Techne Corp.	6
253	Bruker Biosciences Corp.	7
13,859	Cambrex Corp. (a)	609
75	Charles River Laboratories International, Inc. (a)	6
1,762	Harvard Bioscience, Inc. (a)	5
3,541	Illumina, Inc. (a)	573
11,972	INC Research Holdings, Inc., Class – A (a)	493
263	Luminex Corp. (a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Life Sciences Tools & Services (continued)
82	PAREXEL International Corp. (a)	$5
131	PRA Health Sciences, Inc. (a)	6
8,063	QIAGEN NV (a)	180
216	VWR Corp. (a)	6

		1,920

	Machinery — 2.86%
15,610	Actuant Corp., Class – A	386
67	AGCO Corp.	3
73	American Railcar Industries	3
203	Briggs & Stratton Corp.	5
13,375	Chart Industries, Inc. (a)	291
12,910	Columbus McKinnon Corp.	203
1,253	Commercial Vehicle Group, Inc. (a)	3
168	Freightcar America, Inc.	3
167	Global Brass & Copper Holdings, Inc.	4
63	Hyster-Yale Materials Handling, Inc., Class – A	4
10,080	IDEX Corp.	835
21,020	ITT Corp.	775
295	Joy Global, Inc.	5
9,902	Lincoln Electric Holdings, Inc.	580
30,664	Meritor, Inc. (a)	247
173	Miller Industries, Inc.	4
91	Oshkosh Corp.	4
2,270	Proto Labs, Inc. (a)	175
7,463	Snap-on, Inc.	1,171
8,153	Terex Corp.	203
122	The Greenbrier Cos., Inc.	3
119	The Timken Co.	4
7,450	TriMas Corp. (a)	131
151	Trinity Industries, Inc.	3
338	Wabash National Corp. (a)	4
1,951	WABCO Holdings, Inc. (a)	209

		5,258

	Marine — 0.23%
6,867	Kirby Corp. (a)	414

	Media — 0.70%
110	AMC Entertainment Holdings, Inc., Class – A	3
235	Entercom Communications Corp. (a)	2
166	Gannett, Inc. Com	3
73,308	Global Eagle Entertainment, Inc. (a)	624
622	Harte-Hanks, Inc.	2
10,785	Imax Corp. (a)	335
13,307	Lions Gate Entertainment Corp.	291
85	Sinclair Broadcast Group, Inc., Class – A	3
145	Time, Inc.	2
264	Townsquare Media, Inc., Class – A (a)	3
225	Tribune Publishing Co.	2
55	Viacom, Inc., Class – A	2

		1,272

	Metals & Mining — 1.79%
11,901	Agnico-Eagle Mines Ltd.	430
61,668	Allegheny Technologies, Inc.	1,006
14,696	Carpenter Technology Corp.	503
66,533	Coeur d’Alene Mines Corp. (a)	374
260	Commercial Metals Co.	4
78,373	Ferroglobe PLC	690
8,740	Schnitzer Steel Industries, Inc., Class – A	161
5,151	Steel Dynamics, Inc.	116

		3,284

Shares	Security Description	Value (000)
	Multiline Retail — 0.01%
101	Big Lots, Inc.	$5
59	Dillard’s, Inc., Class – A	5

		10

	Multi-Utilities — 0.55%
167	Avista Corp.	7
16,693	Black Hills Corp.	1,004
167	Unitil Corp.	7

		1,018

	Oil, Gas & Consumable Fuels — 1.47%
196	Alon USA Energy, Inc.	2
39,879	Carrizo Oil & Gas, Inc. (a)	1,234
124	Delek US Holdings, Inc.	2
18,890	Energen Corp.	692
542	Hallador Energy Co.	2
14,077	Interoil Corp. (a)	448
12,400	Murphy Oil Corp.	312
63	REX American Resources Corp. (a)	3
100	Targa Resources Corp.	3
150	Teekay Shipping Corp.	1
77	Western Refining, Inc.	2

		2,701

	Paper & Forest Products — 0.60%
9,218	Boise Cascade Co. (a)	191
5,491	Clearwater Paper Corp. (a)	266
100	Domtar Corp.	4
37,178	Louisiana-Pacific Corp. (a)	637
247	P.H. Glatfelter Co.	5
100	Schweitzer-Mauduit International, Inc.	3

		1,106

	Personal Products — 0.00%
56	Nu Skin Enterprises, Inc., Class – A	3
57	Nutraceutical International Corp. (a)	1

		4

	Pharmaceuticals — 0.21%
206	Catalent, Inc. (a)	5
127	Impax Laboratories, Inc. (a)	4
3,964	Intra-Cellular Therapies, Inc. (a)	110
141	Lannett Co., Inc. (a)	3
17,873	Nektar Therapeutics (a)	245
161	Phibro Animal Health Corp., Class – A	4
109	Prestige Brands Holdings, Inc. (a)	6
377	Sagent Pharmaceuticals, Inc. (a)	5
623	SciClone Pharmaceuticals, Inc. (a)	7
145	The Medicines Co. (a)	5

		394

	Professional Services — 0.21%
379	CBIZ, Inc. (a)	4
7,210	Exponent, Inc.	368
257	Kelly Services, Inc., Class – A	5

		377

	Real Estate Investment Trusts — 3.45%
26,100	Acadia Realty Trust	917
424	AG Mortgage Investment Trust, Inc.	6
12,647	Alexandria Real Estate Equities, Inc.	1,148
412	American Capital Mortgage Investment Corp.	6
1,290	Anworth Mortgage Asset Corp.	6
430	Apollo Residential Mortgage, Inc.	6

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Real Estate Investment Trusts (continued)
274	ARMOUR Residential REIT, Inc.	$6
921	Ashford Hospitality Trust	6
587	Capstead Mortgage Corp.	6
413	CBL & Associates Properties, Inc.	5
818	Cedar Realty Trust, Inc.	6
295	Colony Capital, Inc., Class – A	5
5,760	Coresite Realty Corp.	403
798	CYS Investments, Inc.	6
6,724	DiamondRock Hospitality Co.	68
182	DuPont Fabros Technology, Inc.	7
905	Dynex Capital, Inc.	6
13,361	EastGroup Properties, Inc.	807
22,610	Equity Commonwealth (a)	638
519	First Potomac Realty Trust	5
399	Hatteras Financial Corp.	6
433	Invesco Mortgage Capital	5
767	Investors Real Estate Trust	6
27	Ladder Capital Corp.	—
712	Lexington Realty Trust	6
8,033	Mid-America Apartment Communities, Inc.	821
9,930	National Health Investors, Inc.	661
495	New Residential Investment Corp.	6
282	Pennsylvania Real Estate Investment Trust	6
67	PS Business Parks, Inc.	7
2,196	RAIT Financial Trust	7
35,305	Redwood Trust, Inc.	462
2,245	Sovran Self Storage, Inc.	265
524	Western Asset Mortgage Capital Corp.	5
550	WP GLIMCHER, Inc.	5

		6,331

	Real Estate Management & Development — 0.00%
147	RE/MAX Holdings, Inc., Class – A	5

	Road & Rail — 0.15%
218	ArcBest Corp.	5
250	Covenant Transportation Group, Inc., Class – A (a)	6
13,973	Swift Transportation Co. (a)	260

		271

	Semiconductors & Semiconductor Equipment — 6.42%
7,938	Advanced Energy Industries, Inc. (a)	276
839	Amkor Technology, Inc. (a)	5
13,113	Cavium, Inc. (a)	802
3,595	Cirrus Logic, Inc. (a)	131
425	Cohu, Inc.	5
14,927	Cree, Inc. (a)	434
106,852	Cypress Semiconductor Corp.	925
9,795	Diodes, Inc. (a)	197
398	Entegris, Inc. (a)	5
22,303	Fairchild Semiconductor International, Inc. (a)	446
16,817	Integrated Device Technology, Inc. (a)	344
443	IXYS Corp.	5
24,765	MA-COM Technology Solutions Holdings, Inc. (a)	1,084
74,399	Mattson Technology, Inc. (a)	272
11,094	Maxim Integrated Products, Inc.	408
5,530	Mellanox Technologies Ltd. (a)	300
14,160	MKS Instruments, Inc.	533
11,468	Monolithic Power Systems, Inc.	730
52,548	ON Semiconductor Corp. (a)	504
421	Photronics, Inc. (a)	4
17,765	Qorvo, Inc. (a)	896

Shares	Security Description	Value (000)
	Semiconductors & Semiconductor Equipment (continued)
116,590	QuickLogic Corp. (a)	$124
5,838	Semtech Corp. (a)	128
3,209	Silicon Laboratories, Inc. (a)	144
10,832	Skyworks Solutions, Inc.	844
5,869	Synaptics, Inc. (a)	468
17,032	Tessera Technologies, Inc.	528
2,145	Tower Semiconductor Ltd. ^(a)	26
1,104	Ultra Clean Holdings, Inc. (a)	6
30,085	Ultratech, Inc. (a)	657
27,930	Veeco Instruments, Inc. (a)	544
863	Xcerra Corp. (a)	6

		11,781

	Software — 6.84%
5,225	Blackbaud, Inc.	329
12,380	Bottomline Technologies, Inc. (a)	377
5,698	Callidus Software, Inc. (a)	95
595	CDK Global, Inc.	28
8,730	CyberArk Software Ltd. (a)	372
145	Ebix, Inc.	6
10,425	Electronic Arts, Inc. (a)	689
13,818	Ellie Mae, Inc. (a)	1,252
335	EPIQ Systems, Inc.	5
1,980	Fair Isaac Corp.	210
12,598	Fleetmatics Group Ltd. (a)	513
12,905	Fortinet, Inc. (a)	395
9,728	Guidewire Software, Inc. (a)	530
11,240	HubSpot, Inc. (a)	490
11,250	Manhattan Associates, Inc. (a)	640
261	Mentor Graphics Corp.	5
1,767	Mobileye NV ^(a)	66
14,694	Nuance Communications, Inc. (a)	275
16,140	Paycom Software, Inc. (a)	575
17,515	Proofpoint, Inc. (a)	942
9,668	PTC, Inc. (a)	321
64,578	Rovi Corp. (a)	1,324
50,717	SeaChange International, Inc. (a)	280
27,964	Silver Spring Networks, Inc. (a)	412
2,237	The Ultimate Software Group, Inc. (a)	433
51,723	TiVo, Inc. (a)	492
8,769	Tyler Technologies, Inc. (a)	1,128
12,312	Zendesk, Inc. (a)	258
52,557	Zynga, Inc. (a)	120

		12,562

	Specialty Retail — 2.20%
416	Ascena Retail Group, Inc. (a)	5
462	Big 5 Sporting Goods Corp.	5
9,660	Burlington Stores, Inc. (a)	543
18,277	Francesca’s Holdings Corp. (a)	350
133	GameStop Corp., Class – A	4
51	Group 1 Automotive, Inc.	3
15,246	MarineMax, Inc. (a)	297
4,220	Monro Muffler Brake, Inc.	302
98	Outerwall, Inc. ^	4
663	Pier 1 Imports, Inc.	5
15,260	Rent-A-Center, Inc.	242
187	Shoe Carnival, Inc.	5
179	Sonic Automotive, Inc., Class – A	3
16,633	Sportsman’s Warehouse Holdings, Inc. (a)	210
590	Stein Mart, Inc.	4
261	The Finish Line, Inc., Class – A	6
25,033	Tile Shop Holdings, Inc. (a)	373
703	Tilly’s, Inc., Class – A (a)	5

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Retail (continued)
18,448	Tractor Supply Co.	$1,668

		4,034

	Technology Hardware, Storage & Peripherals — 0.21%
88	Lexmark International, Inc., Class – A	3
11,125	Super Micro Computer, Inc. (a)	379

		382

	Textiles, Apparel & Luxury Goods — 1.38%
16,350	Columbia Sportswear Co.	983
112	Fossil Group, Inc. (a)	5
17,502	G-III Apparel Group Ltd. (a)	856
162	Movado Group, Inc.	4
2,825	Oxford Industries, Inc.	190
27,096	Wolverine World Wide, Inc.	499

		2,537

	Thrifts & Mortgage Finance — 0.31%
147	Federal Agricultural Mortgage Corp., Class – C	6
120	First Defiance Financial Corp.	5
202	HomeStreet, Inc. (a)	4
3,288	LendingTree, Inc. (a)	321
8,272	PHH Corp. (a)	104
791	TrustCo Bank Corp. NY	5
3,810	WSFS Financial Corp.	123

		568

	Tobacco — 0.17%
5,427	Universal Corp.	308

	Trading Companies & Distributors — 1.55%
179	Aircastle Ltd.	4
14,045	Applied Industrial Technologies, Inc.	610
17,982	Beacon Roofing Supply, Inc. (a)	736
21,503	BMC Stock Holdings, Inc. (a)	357
377	CAI International, Inc. (a)	4
7,782	GATX Corp.	370
16,888	MRC Global, Inc. (a)	222
216	TAL International Group, Inc.	3
249	Textainer Group Holdings Ltd.	4
4,001	Watsco, Inc.	539
85	WESCO International, Inc. (a)	5

		2,854

	Wireless Telecommunication Services — 0.00%
166	Spok Holdings, Inc.	3

	Total Common Stocks	152,550

	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. *(a)(b)	—

	Technology Hardware, Storage & Peripherals — 0.00%
1,400	Gerber Scientific, Inc. *(a)(c)(d)	—

	Total Contingent Rights	—

Shares or Principal Amount	Security Description	Value
	Time Deposit — 2.80%
$5,131	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	$5,131

	Total Time Deposit	5,131

	Mutual Funds — 13.69%
167,592	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(e)	168
361,189	SSgA Prime Money Market Fund, 0.41% (e)	361
24,602,634	SSgA Treasury Money Market Fund, 0.00% (e)	24,602

	Total Mutual Funds	25,131

	Repurchase Agreement — 0.40%
$735	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $734,955 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $749,645) ^^	735

	Total Repurchase Agreement	735

	Total Investments (cost $151,278) — 99.99%	183,547
	Other assets in excess of liabilities — 0.01%	27

	Net Assets — 100.00%	$183,574

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $872 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.

(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.

(d)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

(e)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional Small Capitalization–Mid Capitalization Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional Small Capitalization-Mid Capitalization Equity Portfolio	Cupps Capital Management, LLC	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Pzena Investment Management, LLC	Total
Common Stocks	13.94%	28.53%	34.48%	0.83%	—	5.32%	83.10%
Contingent Rights	—	—	—	0.00%	—	—	0.00%
Time Deposit	—	1.35%	1.21%	—	—	0.24%	2.80%
Mutual Funds	0.24%	0.03%	0.02%	0.03%	13.37%	—	13.69%
Repurchase Agreement	0.19%	0.13%	0.08%	0.00%	—	—	0.40%
Other Assets (Liabilities)	-0.30%	-0.19%	-0.10%	0.01%	0.62%	-0.03%	0.01%

Total Net Assets	14.07%	29.85%	35.69%	0.87%	13.99%	5.53%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
180	Russell 2000 Mini Index Future	$19,973	6/17/16	$597

	Net Unrealized Appreciation/(Depreciation)			$597

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.11%
	Hotels, Restaurants & Leisure — 3.34%
101,592	Hilton Worldwide Holdings, Inc.	$2,288
31,727	Wyndham Worldwide Corp.	2,425

		4,713

	Real Estate Investment Trusts — 84.84%
51,162	Acadia Realty Trust	1,797
45,300	American Tower Corp.	4,637
55,306	AvalonBay Communities, Inc.	10,519
127,401	Big Yellow Group PLC	1,417
40,946	Boston Properties, Inc.	5,203
36,895	Corporate Office Properties Trust	968
172,383	Douglas Emmett, Inc.	5,190
132,748	Duke Realty Corp.	2,992
12,029	Equinix, Inc.	3,978
52,065	Equity Lifestyle Properties, Inc.	3,787
149,945	Equity One, Inc.	4,297
38,525	Equity Residential	2,891
27,064	Essex Property Trust, Inc.	6,329
34,871	Extra Space Storage, Inc.	3,259
43,696	Federal Realty Investment Trust	6,819
152,984	Forest City Realty Trust, Inc., Class – A	3,226
159,736	General Growth Properties, Inc.	4,749
92,320	Healthcare Trust of America, Inc., Class – A	2,716
26,520	Highwoods Properties, Inc.	1,268
110,880	Host Hotels & Resorts, Inc.	1,852
141,206	Physicians Realty Trust	2,624
32,100	PS Business Parks, Inc.	3,226
35,808	Public Storage	9,877
40,790	QTS Realty Trust, Inc., Class – L	1,933
71,231	Rexford Industrial Realty	1,294
59,893	Simon Property Group, Inc.	12,439
10,763	SL Green Realty Corp.	1,043
171,247	Store Capital Corp.	4,432
21,400	Sun Communities, Inc.	1,532
51,927	Welltower, Inc.	3,601

		119,895

	Real Estate Management & Development — 0.93%
59,853	Kennedy-Wilson Holdings, Inc.	1,311

	Total Common Stocks	125,919

	Mutual Funds — 12.35%
4,007,333	DWS Government Cash Money Market Fund, 0.27% (a)	4,007
13,435,670	SSgA Treasury Money Market Fund, 0.00% (a)	13,436

	Total Mutual Funds	17,443

	Total Investments (cost $114,273) — 101.46%	143,362
	Liabilities in excess of other assets — (1.46)%	(2,069)

	Net Assets — 100.00%	$141,293

(a)	The rate disclosed is the rate in effect on March 31, 2016.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Real Estate Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Real Estate Securities Portfolio	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	—	89.11%	—	89.11%
Mutual Funds	3.50%	2.84%	6.01%	12.35%
Other Assets (Liabilities)	-1.14%	-0.32%	—	-1.46%

Total Net Assets	2.36%	91.63%	6.01%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
168	Dow Jones U.S. Real Estate Index Future	$5,148	6/17/16	$314

	Net Unrealized Appreciation/(Depreciation)			$314

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 67.88%
	Australia — 3.34%
191,368	Alumina Ltd. (Metals & Mining)	$191
84,143	Amcor Ltd. (Containers & Packaging)	925
229,107	BHP Billiton Ltd. (Metals & Mining)	2,960
59,309	Boral Ltd. (Construction Materials)	281
244,984	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	6,388
1,286,588	Fortescue Metals Group Ltd. (Metals & Mining) ^	2,514
515,709	Iluka Resources Ltd. (Metals & Mining)	2,593
126,965	Incitec Pivot Ltd. (Chemicals)	310
1,906,969	Medusa Mining Ltd. (Metals & Mining) (a)	1,140
394,564	Newcrest Mining Ltd. (Metals & Mining) (a)	5,128
28,243	Orica Ltd. (Chemicals)	333
353,606	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,379
30,247	Rio Tinto Ltd. (Metals & Mining)	990
1,201,897	Santos Ltd. (Oil, Gas & Consumable Fuels)	3,712
1,271,368	Western Areas Ltd. (Metals & Mining) *^	2,105
160,474	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,193

		34,142

	Austria — 0.28%
29,824	OMV AG (Oil, Gas & Consumable Fuels)	839
293,889	Schoeller-Bleckmann Oilfield Equipment AG, ADR (Energy Equipment & Services) *	1,792
8,493	Voestalpine AG (Metals & Mining)	284

		2,915

	Belgium — 0.50%
5,292	Solvay SA (Chemicals)	531
91,248	Umicore SA (Chemicals)	4,542

		5,073

	Bermuda — 0.07%
654,000	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	569
142,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	107

		676

	Brazil — 0.91%
51,600	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	102
20,213	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	176
20,577	Duratex SA (Paper & Forest Products)	44
18,900	Fibria Celulose SA (Paper & Forest Products)	159
603,712	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	1,780
176,703	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	3,423
765,681	Vale SA, ADR (Metals & Mining) ^	3,223
97,510	Vale SA (Metals & Mining)	414

		9,321

Shares	Security Description	Value (000)
	Canada — 6.46%
16,300	Agnico-Eagle Mines Ltd. (Metals & Mining)	$590
9,687	Agrium, Inc. (Chemicals) ^	855
29,300	AltaGas Ltd. (Oil, Gas & Consumable Fuels) ^	754
69,400	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	1,010
80,300	Cameco Corp. (Oil, Gas & Consumable Fuels)	1,031
323,669	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	8,755
1,600	Ccl Industries, Inc., Class – B (Containers & Packaging)	304
180,414	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	2,348
54,304	Eldorado Gold Corp. (Metals & Mining)	171
186,211	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	7,249
326,471	First Quantum Minerals Ltd. (Metals & Mining)	1,720
10,340	Franco-Nevada Corp. (Metals & Mining)	635
412,549	Goldcorp, Inc. (Metals & Mining)	6,695
71,075	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	885
72,988	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	2,438
64,260	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels) ^	2,147
68,100	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels) ^	1,403
34,500	Keyera Corp. (Oil, Gas & Consumable Fuels)	1,047
7,000	Methanex Corp. (Chemicals) ^	225
74,269	Pembina Pipelines Corp. (Oil, Gas & Consumable Fuels)	2,008
30,600	Peyto Exploration & Development Corp. (Oil, Gas & Consumable Fuels)	681
59,546	Potash Corp. of Saskatchewan, Inc. (Chemicals)	1,014
30,551	Silver Wheaton Corp. (Metals & Mining)	507
340,522	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels) ^	9,484
42,997	Teck Cominco Ltd., Class – B (Metals & Mining) ^	326
263,400	TransCanada Corp. (Oil, Gas & Consumable Fuels) ^	10,356
76,206	Turquoise Hill Resources Ltd. (Metals & Mining) (a)	195
34,948	Uranium Participation Corp. (Capital Markets) †(a)	123
48,200	Veresen, Inc. (Oil, Gas & Consumable Fuels) ^	326
22,300	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels) ^	653
5,200	West Fraser Timber Co. Ltd. (Paper & Forest Products)	209

		66,144

	Chile — 0.11%
94,714	Empresas CMPC SA (Paper & Forest Products)	221

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
92,242	Empresas Copec SA (Oil, Gas & Consumable Fuels)	$884

		1,105

	China — 1.59%
300,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) ^(a)	96
93,700	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	251
441,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels) ^	183
3,669,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	2,866
5,521,869	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	3,623
689,300	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	1,084
3,865,302	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	4,564
100,000	Jiangxi Copper Co., Ltd., H Shares (Metals & Mining)	120
4,566,729	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	3,038
264,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	134
308,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels) ^	161
443,000	Zijin Mining Group Co., Ltd., H Shares (Metals & Mining)	137

		16,257

	Colombia — 0.06%
30,543	Cementos Argos SA (Construction Materials)	118
814,818	Ecopetrol SA (Oil, Gas & Consumable Fuels)	356
22,006	Grupo Argos SA (Construction Materials)	147

		621

	Curaçao — 2.31%
320,060	Schlumberger Ltd. (Energy Equipment & Services)	23,604

	Denmark — 0.11%
5,746	Christian Hansen Holding A/S (Chemicals)	386
16,657	Novozymes A/S, B Shares (Chemicals)	749

		1,135

	Finland — 0.18%
25,975	Neste Oil Oyj (Oil, Gas & Consumable Fuels) ^	855
41,709	Stora Enso Oyj, R Shares (Paper & Forest Products)	373
35,841	UPM-Kymmene Oyj (Paper & Forest Products)	649

		1,877

	France — 1.94%
24,589	Air Liquide SA (Chemicals)	2,766
4,966	Arkema SA (Chemicals)	373

Shares	Security Description	Value (000)
	France (continued)
2,587	Imerys SA (Construction Materials)	$180
21,223	Technip SA (Energy Equipment & Services)	1,176
337,117	Total SA (Oil, Gas & Consumable Fuels)	15,365

		19,860

	Germany — 1.31%
74,420	Aurubis AG (Metals & Mining)	3,703
65,566	BASF SE (Chemicals)	4,945
8,123	Evonik Industries AG (Chemicals)	244
10,089	HeidelbergCement AG (Construction Materials)	864
14,503	K+S AG – Registered (Chemicals)	339
6,935	Lanxess AG (Chemicals)	333
13,292	Linde AG (Chemicals)	1,936
8,144	Symrise AG (Chemicals)	547
24,173	ThyssenKrupp AG (Metals & Mining)	502

		13,413

	Greece — 0.01%
3,504	Titan Cement Co. SA (Construction Materials)	75

	Hungary — 0.04%
6,042	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	364

	India — 0.44%
141,419	Reliance Industries Ltd., GDR (Oil, Gas & Consumable Fuels)	4,335
21,972	Tata Steel Ltd., Registered Shares, GDR (Metals & Mining)	98
16,783	Vedanta Ltd., ADR (Metals & Mining)	92

		4,525

	Indonesia — 0.04%
2,377,300	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	116
111,600	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	166
224,700	PT Semen Gresik (Persero) Tbk (Construction Materials)	172

		454

	Ireland (Republic of) — 0.16%
58,672	CRH PLC (Construction Materials)	1,657

	Israel — 0.02%
38,536	Israel Chemicals Ltd. (Chemicals)	168

	Italy — 1.38%
929,778	Eni SpA (Oil, Gas & Consumable Fuels)	14,068
53,733	Saipem SpA (Energy Equipment & Services) (a)	22

		14,090

	Japan — 2.43%
12,000	Air Water, Inc. (Chemicals)	178
83,000	Asahi Kasei Corp. (Chemicals)	561
22,100	Daicel Corp. (Chemicals)	302
7,900	Hitachi Chemical Co. Ltd. (Chemicals)	142
16,000	Hitachi Metals Ltd. (Metals & Mining)	165

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
14,500	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	$259
756,300	INPEX Corp. (Oil, Gas & Consumable Fuels)	5,736
35,100	JFE Holdings, Inc. (Metals & Mining)	473
142,000	JGC Corp. (Construction & Engineering) ^	2,126
14,400	JSR Corp. (Chemicals)	207
486,144	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,874
21,000	Kaneka Corp. (Chemicals)	180
17,000	Kansai Paint Co. Ltd. (Chemicals)	273
235,000	Kobe Steel Ltd. (Metals & Mining)	207
26,100	Kuraray Co. Ltd. (Chemicals)	319
4,100	Maruichi Steel Tube Ltd. (Metals & Mining)	112
89,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	469
30,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	162
1,412,000	Mitsubishi Materials Corp. (Metals & Mining)	3,991
62,000	Mitsui Chemicals, Inc. (Chemicals)	207
11,100	Nippon Paint Holdings Co. Ltd. (Chemicals)	246
54,200	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	1,041
11,800	Nitto Denko Corp. (Chemicals)	656
60,000	Oji Paper Co. Ltd. (Paper & Forest Products)	241
29,315	Shin-Etsu Chemical (Chemicals)	1,517
31,100	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	279
99,000	Sumitomo Chemical Co. Ltd. (Chemicals)	448
29,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	288
89,000	Taiheiyo Cement Corp. (Construction Materials)	205
11,500	Taiyo Nippon Sanso Corp. (Chemicals)	109
71,000	Teijin Ltd. (Chemicals)	247
57,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	516
105,000	Toray Industries, Inc. (Chemicals)	895
12,600	Toyo Seikan Kaisha Ltd. (Containers & Packaging)	236

		24,867

	Jersey — 0.84%
872,945	Glencore International PLC (Metals & Mining)	1,972
52,650	Petrofac Ltd. (Energy Equipment & Services)	696
65,027	Randgold Resources Ltd. (Metals & Mining)	5,948

		8,616

	Luxembourg — 0.15%
75,714	ArcelorMittal (Metals & Mining) ^	342
95,794	Tenaris SA (Energy Equipment & Services)	1,194

		1,536

	Malaysia — 0.10%
387,550	Bumi Armada Berhad (Energy Equipment & Services)	79
31,600	Lafarge Malayan Cement Berhad (Construction Materials)	73

Shares	Security Description	Value (000)
	Malaysia (continued)
212,200	Petronas Chemicals Group Berhad (Chemicals)	$365
41,000	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	254
544,300	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	259

		1,030

	Mexico — 0.15%
845,167	Cemex SAB de CV (Construction Materials) (a)	614
254,734	Grupo Mexico SAB de CV, Series B (Metals & Mining)	615
10,539	Industrias Penoles SAB de CV (Metals & Mining)	133
79,532	Mexichem SAB de CV (Chemicals)	195

		1,557

	Mongolia — 0.01%
25,735,800	Mongolian Mining Corp. (Metals & Mining) ^(a)	153

	Netherlands — 0.86%
17,687	Akzo Nobel NV (Chemicals)	1,205
8,589	Core Laboratories NV (Energy Equipment & Services) ^	965
12,147	Koninklijke DSM NV (Chemicals)	668
14,213	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	708
60,971	LyondellBasell Industries NV, Class – A (Chemicals)	5,218

		8,764

	New Zealand — 0.03%
52,119	Fletcher Building Ltd. (Construction Materials)	284

	Norway — 1.39%
1,137,902	Norsk Hydro ASA (Metals & Mining)	4,688
462,347	Statoil ASA (Oil, Gas & Consumable Fuels)	7,286
116,907	TGS Nopec Geophysical Co. ASA (Energy Equipment & Services) ^	1,785
11,905	Yara International ASA (Chemicals)	448

		14,207

	Papua New Guinea — 0.14%
277,947	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	1,440

	Peru — 0.01%
14,500	Compania de Minas Buenaventura SA, ADR (Metals & Mining) (a)	107

	Poland — 0.22%
3,383	Grupa Azoty SA (Chemicals) (a)	87
15,267	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	114

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
10,608	KGHM Polska Miedz SA (Metals & Mining)	$216
65,082	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	1,291
358,943	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	512
43,774	Synthos SA (Chemicals)	45

		2,265

	Portugal — 0.10%
78,185	Galp Energia SGPS SA, B Shares (Oil, Gas & Consumable Fuels)	983

	Russia — 1.92%
1,296,017	Gazprom OAO – Sponsored ADR (Oil, Gas & Consumable Fuels)	5,590
110,532	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	4,246
40,393	MMC Norilsk Nickel PJSC, ADR (Metals & Mining)	523
19,745	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,774
238,310	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	1,082
15,568	Severstal, Registered Shares, GDR (Metals & Mining)	165
350,184	Surgutneftegas, ADR (Oil, Gas & Consumable Fuels)	2,052
130,349	Tatneft Pjsc, ADR (Oil, Gas & Consumable Fuels)	4,151

		19,583

	South Africa — 0.94%
4,534	Anglo Platinum Ltd. (Metals & Mining) (a)	111
23,659	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels) ^	115
58,952	Gold Fields Ltd. (Metals & Mining)	233
40,718	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	130
8,965	Mondi Ltd. (Paper & Forest Products)	173
41,221	Sappi Ltd. (Paper & Forest Products) (a)	182
289,099	Sasol Ltd. (Oil, Gas & Consumable Fuels)	8,653

		9,597

	South Korea — 0.63%
8,440	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	436
7,976	Hanwha Chemical Corp. (Chemicals)	174
1,169	Honam Petrochemical Corp. (Chemicals)	349
1,730	Hyosung Corp. (Chemicals)	218
5,298	Hyundai Steel Co. (Metals & Mining)	257
643	Korea Zinc Co. (Metals & Mining)	271
1,172	Kumho Petro Chemical Co. Ltd. (Chemicals)	60

Shares	Security Description	Value (000)
	South Korea (continued)
3,305	LG Chem Ltd. (Chemicals)	$947
1,265	OCI Co. Ltd. (Chemicals) ^	117
4,685	POSCO (Metals & Mining)	899
13,130	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	1,975
9,138	S-Oil Corp. (Oil, Gas & Consumable Fuels)	782

		6,485

	Spain — 0.26%
237,669	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,682

	Sweden — 0.65%
416,649	Boliden AB (Metals & Mining)	6,669

	Switzerland — 0.80%
620	EMS-Chemie Holding AG – Registered (Chemicals)	322
659	Givaudan SA (Chemicals)	1,293
30,258	Holcim Ltd., Registered Shares (Construction Materials)	1,424
125	Sika AG (Chemicals)	495
6,631	Syngenta AG, Registered Shares (Chemicals)	2,759
73,747	Transocean Ltd. (Energy Equipment & Services) ^	656
157,200	Weatherford International PLC (Energy Equipment & Services) (a)	1,223

		8,172

	Taiwan — 0.36%
179,082	Asia Cement Corp. (Construction Materials)	164
842,376	China Steel Corp. (Metals & Mining)	586
230,000	Formosa Chemicals & Fibre Corp. (Chemicals)	573
232,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	667
278,160	Formosa Plastics Corp. (Chemicals)	691
320,010	Nan Ya Plastics Corp. (Chemicals)	672
252,000	Taiwan Cement Corp. (Construction Materials)	246
67,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	101

		3,700

	Thailand — 0.31%
96,700	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	46
54,800	Indorama Ventures PCL (Chemicals)	36
1,622,100	Irpc PCL – Foreign (Oil, Gas & Consumable Fuels)	233
125,455	PTT Chemical Public Co. Ltd. (Chemicals)	215
178,504	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	357
200,900	PTT PCL (Oil, Gas & Consumable Fuels)	1,599
29,000	Siam Cement PCL (Construction Materials)	386

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
129,300	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	$255

		3,127

	Turkey — 0.09%
106,080	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	160
49,620	Petkim Petrokimya Holding A/S (Chemicals) (a)	70
25,380	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	715

		945

	United Kingdom — 8.05%
79,110	AMEC PLC (Energy Equipment & Services)	511
463,248	Anglo American PLC (Metals & Mining)	3,673
29,880	Antofagasta PLC (Metals & Mining)	201
1,573,612	BHP Billiton PLC (Metals & Mining)	17,689
3,042,532	BP PLC (Oil, Gas & Consumable Fuels)	15,298
7,889	Croda International PLC (Chemicals)	344
16,751	Fresnillo PLC (Metals & Mining)	229
12,775	Johnson Matthey PLC (Chemicals)	504
24,426	Mondi PLC (Paper & Forest Products)	469
40,968	Rexam PLC (Containers & Packaging)	373
166,839	Rio Tinto PLC (Metals & Mining)	4,685
1,052,711	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	25,457
528,272	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	12,896

		82,329

	United States — 26.18%
14,560	Air Products & Chemicals, Inc. (Chemicals)	2,097
4,825	Airgas, Inc. (Chemicals)	683
70,383	Albemarle Corp. (Chemicals)	4,500
425,608	Alcoa, Inc. (Metals & Mining)	4,077
29,877	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	1,391
13,700	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	341
4,600	Ashland, Inc. (Chemicals)	506
5,300	Avery Dennison Corp. (Containers & Packaging)	382
94,325	Baker Hughes, Inc. (Energy Equipment & Services)	4,134
8,700	Ball Corp. (Containers & Packaging)	620
156,145	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	3,546
14,502	California Resources Corp. (Oil, Gas & Consumable Fuels)	15
41,246	Cameron International Corp. (Energy Equipment & Services) (a)	2,766
10,900	Celanese Corp., Series A (Chemicals)	714
16,625	CF Industries Holdings, Inc. (Chemicals)	521

Shares	Security Description	Value (000)
	United States (continued)
48,724	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels) (a)	$1,648
121,446	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) ^	500
239,450	Chevron Corp. (Oil, Gas & Consumable Fuels)	22,844
19,200	Cimarex Energy Co. (Oil, Gas & Consumable Fuels)	1,868
27,700	Concho Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	2,799
471,571	ConocoPhillips (Oil, Gas & Consumable Fuels)	18,990
15,438	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	469
9,900	Crown Holdings, Inc. (Containers & Packaging) (a)	491
64,510	E.I. du Pont de Nemours & Co. (Chemicals)	4,085
9,956	Eastman Chemical Co. (Chemicals)	719
18,936	Ecolab, Inc. (Chemicals)	2,112
71,332	Energen Corp. (Oil, Gas & Consumable Fuels)	2,610
189,486	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	13,753
32,938	EQT Corp. (Oil, Gas & Consumable Fuels)	2,215
407,978	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	34,101
45,667	First Solar, Inc. (Semiconductors & Semiconductor Equipment) (a)	3,127
10,162	FMC Corp. (Chemicals)	410
46,500	FMC Technologies, Inc. (Energy Equipment & Services) (a)	1,272
70,517	Freeport-McMoRan Copper & Gold, Inc. (Metals & Mining)	729
185,048	Halliburton Co. (Energy Equipment & Services)	6,611
21,900	Helmerich & Payne, Inc. (Energy Equipment & Services)	1,286
55,948	Hess Corp. (Oil, Gas & Consumable Fuels)	2,946
36,372	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	1,285
5,400	International Flavors & Fragrances, Inc. (Chemicals)	614
28,300	International Paper Co. (Containers & Packaging)	1,162
137,334	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	1,530
238,606	Marathon Petroleum Corp. (Oil, Gas & Consumable Fuels)	8,871
3,828	Martin Marietta Materials, Inc. (Construction Materials)	611
33,326	Monsanto Co. (Chemicals)	2,924
33,300	Murphy Oil Corp. (Oil, Gas & Consumable Fuels)	839
163,810	National Oilwell Varco, Inc. (Energy Equipment & Services)	5,094
33,375	Newmont Mining Corp. (Metals & Mining)	887
92,820	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	2,915
162,584	Nucor Corp. (Metals & Mining)	7,691
165,410	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	11,319
19,858	Oceaneering International, Inc. (Energy Equipment & Services)	660

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
42,400	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	$1,266
5,700	Packaging Corp. of America (Containers & Packaging)	344
154,142	Pattern Energy Group, Inc. (Independent Power and Renewable Electricity Producers)	2,939
143,551	Patterson-UTI Energy, Inc. (Energy Equipment & Services)	2,529
159,844	Phillips 66 (Oil, Gas & Consumable Fuels)	13,841
43,463	Pioneer Natural Resources Co. (Oil, Gas & Consumable Fuels)	6,117
19,322	PPG Industries, Inc. (Chemicals)	2,154
20,450	Praxair, Inc. (Chemicals)	2,341
34,329	Range Resources Corp. (Oil, Gas & Consumable Fuels)	1,112
61,573	Reliance Steel & Aluminum Co. (Metals & Mining)	4,260
14,100	Sealed Air Corp. (Containers & Packaging)	677
12,260	Southern Copper Corp. (Metals & Mining)	340
145,278	Spectra Energy Corp. (Oil, Gas & Consumable Fuels)	4,446
132,199	SunPower Corp. (Semiconductors & Semiconductor Equipment) ^(a)	2,953
26,600	Tesoro Corp. (Oil, Gas & Consumable Fuels)	2,288
80,229	The Dow Chemical Co. (Chemicals)	4,080
84,075	The Mosaic Co. (Chemicals)	2,270
5,651	The Sherwin-Williams Co. (Chemicals)	1,609
201,815	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	12,944
9,500	Vulcan Materials Co. (Construction Materials)	1,003
3,500	Westlake Chemical Corp. (Chemicals)	162

		267,956

	Total Common Stocks	694,529

	Preferred Stocks — 0.40%
	Brazil — 0.28%
10,700	Braskem SA – Preferred, Class – A (Chemicals)	69
65,100	Gerdau SA – Preferred (Metals & Mining)	119
208,600	Klabin SA – Preferred (Containers & Packaging)	180
795,275	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	1,822
27,900	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	99
146,004	Vale SA – Preferred (Metals & Mining)	463

		2,752

Shares or Principal Amount (000)	Security Description	Value (000)
	Chile — 0.01%
7,309	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	$151

	Germany — 0.02%
5,266	Fuchs Petrolub AG – Preferred (Chemicals)	235

	Russia — 0.08%
315	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	867

	South Korea — 0.01%
578	LG Chem Ltd. – Preferred (Chemicals)	115

	Total Preferred Stocks	4,120

	Corporate Bonds — 0.15%
$200	Baxalta, Inc., 4.00%, 6/23/25, Callable 3/23/25 @ 100 (Biotechnology) (b)	203
100	Citigroup, Inc., 2.65%, 10/26/20 (Banks) (b)	101
350	Ford Motor Credit Co. LLC, 1.15%, 9/8/17 (Consumer Finance) (c)	346
400	Goldman Sachs Group, Inc., 1.83%, 9/15/20, Callable 8/15/20 @ 100(Capital Markets) (b)(c)	397
150	HP Enterprise Co., 2.45%, 10/5/17 (Technology Hardware, Storage & Peripherals) (b)	151
150	HP Enterprise Co., 2.85%, 10/5/18, Callable 9/5/18 @ 100 (Technology Hardware, Storage & Peripherals) (b)	153
161	Overseas Private Investment Corp., 4.73%, 3/15/22 (Commercial Services & Supplies)	176

	Total Corporate Bonds	1,527

	Global Bonds — 0.07%
	Denmark — 0.02%
100	Realkredit Danmark, 2.00%, 4/1/17 (b)(d)	16
1,000	Realkredit Danmark, 1.00%, 4/1/17 (b)(d)	154

		170

	France — 0.02%
120	Government of France, 2.25%, 7/25/20 (d)	157

	Germany — 0.01%
108	Deutschland I/L Bond, 1.75%, 4/15/20 (d)	137

	Italy — 0.02%
170	Buoni Poliennali del Tes, Series CPI, 1.70%, 9/15/18 (d)	205

	Total Global Bonds	669

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities — 0.72%
$300	Federal Home Loan Bank, 0.20%, 4/19/16 (e)	$300
2,200	Federal Home Loan Bank, 0.25%, 5/13/16 †(e)	2,199
100	Federal Home Loan Bank, 0.20%, 4/27/16 (e)	100
1,000	Federal Home Loan Bank, 0.20%, 4/21/16 (e)	1,000
2,600	Federal Home Loan Bank, 0.20%, 4/18/16 †(e)	2,600
500	Federal Home Loan Bank, 0.20%, 4/15/16 †(e)	500
200	Federal Home Loan Bank, 0.25%, 5/6/16 †(e)	200
500	Federal Home Loan Bank, 0.20%, 4/25/16 †(e)	500

		7,399

	Total U.S. Government Agency Securities	7,399

	U.S. Government Agency Mortgages — 0.11%
216	Harvest CLO, Series V, Class A1D, 0.20%, 4/5/24 (c)	243
752	Highlander Euro CDO, Series 2007-3X, Class – A, 0.16%, 5/1/23 (c)	836
100	IndyMac Residential, Series 2005-B, Class M3, 0.93%, 8/25/35 (c)	90

		1,169

	Total U.S. Government Agency Mortgages	1,169

	U.S. Treasury Obligations — 0.72%
700	U.S. Treasury Bill, 0.11%, 4/14/16 (e)†	700
3,900	U.S. Treasury Note, 0.50%, 9/30/16 †	3,902
1,100	U.S. Treasury Note, 0.57%, 1/31/18 †(c)	1,101
410	U.S. Treasury Inflation Index Note, 0.13%, 4/15/18	417
155	U.S. Treasury Inflation Index Note, 0.13%, 7/15/22	157
322	U.S. Treasury Inflation Index Bond, 2.00%, 1/15/26	377
559	U.S. Treasury Inflation Index Bond, 1.38%, 2/15/44	626
121	U.S. Treasury Inflation Index Bond, 0.75%, 2/15/45	117
20	U.S. Treasury Inflation Index Bond, 1.00%, 2/15/46	21

	Total U.S. Treasury Obligations	7,418

	Yankee Dollars — 0.16%
	Belgium — 0.02%
200	KBC Bank NV, 8.00%, 1/25/23, Callable 1/25/18 @ 100 (Banks) (c)	216

	Jersey — 0.02%
200	UBS Group Funding, 4/14/21 (Capital Markets) (c)(f)	200

Contracts Shares or Principal Amount (000)	Security Description	Value (000)
	Yankee Dollars (continued)
	Luxembourg — 0.03%
$250	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100 (Pharmaceuticals)	$260

	Netherlands — 0.02%
300	Petrobras Global Finance, 2.76%, 1/15/19 (Oil, Gas & Consumable Fuels) (c)	244

	Switzerland — 0.03%
300	UBS AG Stamford Connecticut, 7.63%, 8/17/22 (Capital Markets) (b)	344

	United Kingdom — 0.04%
300	Barclays Bank PLC, 7.63%, 11/21/22 (Banks) (b)	322
50	Lloyds Bank PLC, 3.50%, 5/14/25 (Banks) (b)	51

		373

	Total Yankee Dollars	1,637

	Time Deposit — 0.62%
6,342	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	6,342

	Total Time Deposit	6,342

	Mutual Funds — 27.18%
8,377,000	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(g)	8,377
233,226,000	SSgA Treasury Money Market Fund, 0.00% (g)	233,226
7,928,000	SSgA U.S. Treasury Money Market Fund, 0.00% (g)	7,928
461,285	Energy Select Sector SPDR Fund	28,562
672	ETFS Platinum Trust †	63

	Total Mutual Funds	278,156

	Purchased Options — 0.01%
	Total Purchased Options	$94

	Repurchase Agreements — 4.03%
$5,200	Bank of America Corp., 0.28%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $5,200,040 collateralized by U.S. Treasury Obligations, 3.75%, 11/15/43 fair value $5,304,081) †	5,200
5,200	BNP Paribas, 0.30%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $5,200,043 collateralized by U.S. Treasury Obligations, 0.625% – 8.75%, 5/15/16 – 5/15/42 fair value $5,304,684)	5,200

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$5,200	Deutsche Bank Securities, Inc., 0.30%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $5,200,043 collateralized by U.S. Treasury Note, 1.50%, 5/31/20 fair value $5,304,024) †	$5,200
20,478	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $20,478,629 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $20,887,960) ^^	20,478
5,200	RBC Capital Markets LLC, 0.29%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $5,200,042 collateralized by U.S. Treasury Note, 1.38%, 9/30/20 fair value $5,308,391)	5,200

	Total Repurchase Agreements	41,278

	Total Investments (cost $1,074,757) — 102.05%	1,044,338
	Liabilities in excess of other assets — (2.05%)	(21,004)

	Net Assets —100.00%	$1,023,334

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $26,890 (amount in thousands).

†	All or portion of these securities are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments.

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.
(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2016.

(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.

(e)	Rate disclosed represents effective yield at purchase.

(f)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.02% of the Portfolio’s net assets.

(g)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Commodity Returns Strategy Portfolio	Mellon Capital Management Corporation	Pacific Investment Management Company, LLC	Parametric Portfolio Associates, LLC	Wellington Management Company, LLP	HC Capital Solutions	Total
Common Stocks	44.82%	—	—	23.06%	—	67.88%
Preferred Stocks	0.40%	—	—	—	—	0.40%
Corporate Bonds	—	0.15%	—	—	—	0.15%
Global Bonds	—	0.07%	—	—	—	0.07%
U.S. Government Agency Securities	—	0.72%	—	—	—	0.72%
U.S. Government Agency Mortgage	—	0.11%	—	—	—	0.11%
U.S. Treasury Obligations	—	0.72%	—	—	—	0.72%
Yankee Dollars	—	0.16%	—	—	—	0.16%
Time Deposit	—	0.01%	—	0.61%	—	0.62%
Mutual Funds	0.85%	—	17.61%	0.38%	8.34%	27.18%
Purchased Options	—	0.01%	—	—	—	0.01%
Repurchase Agreements	1.08%	—	—	2.95%	—	4.03%
Other Assets	-1.13%	-0.03%	0.19%	-1.08%	—	-2.05%

Total Net Assets	46.02%	1.92%	17.80%	25.92%	8.34%	100.00%

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(2)	5-Year U.S. Treasury Note Future	$(242)	6/30/16	$—
(2)	Brent Crude Future*	(81)	4/29/16	1
68	Brent Crude Future*	2,772	5/31/16	25
17	Brent Crude Future*	710	7/29/16	118
28	Brent Crude Future*	1,210	10/31/16	67
(1)	Brent Crude Future*	(45)	4/28/17	(3)
(11)	Brent Crude Future*	(517)	10/31/17	234
(12)	Brent Crude Future*	(596)	10/31/18	120
(1)	Brent Dubai ICE Swap Future*	(4)	4/29/16	1
(1)	Brent Dubai ICE Swap Future*	(4)	5/31/16	1
(1)	Brent Dubai ICE Swap Future*	(4)	6/30/16	—
1,181	Canadian Dollar Future	91,020	6/14/16	2,746
(15)	Cocoa Future*	(442)	9/15/16	(14)
15	Cocoa Future*	435	3/16/17	(45)
1	Cocoa Future*	21	12/14/16	28
(1)	Cocoa Future*	(22)	7/15/16	(1)
(1)	Coffee ‘C’ Future*	(48)	5/18/16	(4)
1	Coffee ‘C’ Future*	49	7/19/16	(2)
(1)	Coffee ‘C’ Future*	(49)	9/20/16	—
6	Coffee ‘C’ Future*	299	12/19/16	20
18	Corn Future*	320	7/14/16	(16)
19	Corn Future*	350	12/14/16	(60)
13	Cotton No.2 Future*	376	12/7/16	7
(3)	Crude Oil Option Future*	(74)	10/26/17	(37)
(6)	Crude Oil Option IPE*	(2)	5/25/16	2
6	Crude Oil Option IPE*	6	5/25/16	(3)
(5)	Crude Oil Option IPE*	(14)	10/26/16	(2)
22	Electrolytic Copper Future*	2,668	6/13/16	96
150	E-Mini S&P 500 Future	15,386	6/17/16	541
(2)	Euro-Bobl Future	(298)	6/8/16	(1)
330	Euro-Bund Future	—	6/8/16	—
(1)	Euro-Bund Future	(186)	6/8/16	(8)
15	Gas Oil Future*	538	5/12/16	4
12	Gasoline RBOB Future*	729	4/29/16	(23)
4	Gasoline RBOB Future*	245	6/30/16	(29)
(2)	Gasoline RBOB Future*	(121)	7/29/16	(16)
33	Gold 100 Oz Future*	4,077	6/28/16	(14)
26	Hard Red Winter Wheat Future*	619	5/13/16	24
1	Henry Hub Natural Gas Swap Future*	6	10/27/16	(1)
1	Henry Hub Natural Gas Swap Future*	7	11/28/16	—
4	Henry Hub Natural Gas Swap Future*	29	12/28/16	(14)
4	Henry Hub Natural Gas Swap Future*	29	1/27/17	(14)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(4)	Henry Hub Natural Gas Swap Future*	$(28)	2/24/17	$(15)
12	Henry Hub Natural Gas Swap Future*	79	3/29/17	(16)
4	Henry Hub Natural Gas Swap Future*	26	4/26/17	(17)
4	Henry Hub Natural Gas Swap Future*	27	5/26/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	6/28/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	7/27/17	(16)
4	Henry Hub Natural Gas Swap Future*	27	8/29/17	(16)
4	Henry Hub Natural Gas Swap Future*	28	9/27/17	(15)
3	Henry Hub Natural Gas Swap Future*	21	10/27/17	(11)
3	Henry Hub Natural Gas Swap Future*	22	11/28/17	(10)
(1)	ICE WTI Crude Future*	(42)	8/19/16	(3)
1	ICE WTI Crude Future*	45	5/19/17	3
(17)	Lean Hogs Future*	(550)	6/14/16	(20)
22	Lean Hogs Future*	607	10/14/16	—
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	6	4/29/16	(1)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	5	5/31/16	(1)
3	LLS (Argus) VS WTI Spread Calendar Swap Future*	5	6/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	7/29/16	—
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	8/31/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	9/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	10/31/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	11/30/16	(1)
1	LLS (Argus) VS WTI Spread Calendar Swap Future*	2	12/30/16	(1)
5	LME Lead Future*	213	6/13/16	(15)
(1)	London Cocoa Future*	(31)	7/14/16	(1)
1	London Cocoa Future*	30	12/13/16	—
328	Mini MSCI EAFE Index Future	26,658	6/17/16	(35)
197	Mini MSCI Emerging Markets Index Future	8,214	6/17/16	315
5	Natural Gas Future*	103	5/26/16	—
5	Natural Gas Future*	108	6/28/16	(2)
2	Natural Gas Future*	44	7/27/16	—
2	Natural Gas Future*	45	8/29/16	—
(3)	Natural Gas Future*	(69)	9/28/16	1
(11)	Natural Gas Future*	(315)	12/28/16	6
(6)	Natural Gas Future*	(169)	2/24/17	(13)
7	Natural Gas Future*	184	3/29/17	11
(1)	Natural Gas Future*	(28)	9/27/17	(2)
1	Natural Gas Future*	27	3/27/18	2
9	New York Harbor USLD Future*	448	4/29/16	3
5	NYMEX Palladium Future*	282	6/28/16	20
24	NYMEX WTI Crude Future*	954	5/20/16	72
6	NYMEX WTI Crude Future*	258	11/21/16	1

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
4	NYMEX WTI Crude Future*	$178	5/22/17	$(5)
1	NYMEX WTI Crude Future*	46	11/20/17	(16)
8	Platinum Future*	391	7/27/16	3
38	Primary Aluminum Future*	1,441	6/13/16	25
(4)	Primary Aluminum Future*	(152)	7/18/16	(4)
(17)	Primary Aluminum Future*	(656)	12/19/16	54
20	Primary Nickel Future*	1,018	6/13/16	46
5	Red Spring Wheat Future*	132	5/13/16	10
776	S&P Toronto Stock Exchange 60 Index Future	94,057	6/16/16	1,694
13	Silver Future*	1,008	7/27/16	(1)
(1)	Soybean Future*	(46)	7/14/16	(2)
(1)	Soybean Oil Future*	(21)	5/13/16	(2)
1	Soybean Oil Future*	21	12/14/16	3
(1)	Sugar #11 Future*	(17)	4/29/16	(1)
30	Sugar #11 Future*	519	6/30/16	52
2	Wheat Future*	47	5/13/16	(5)
1	White Sugar Future*	22	4/15/16	3
5	White Sugar Future*	110	7/15/16	(3)
3	Zinc Future*	136	5/16/16	(1)
20	Zinc Future*	907	6/13/16	44

	Net Unrealized Appreciation/(Depreciation)			$5,809

Amounts designated as “—” are $0 or have been rounded to $0.

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

*	All or a portion of these futures contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
72,000	British Pound Sterling*	JPMorgan Chase	5/12/16	$104	$104	$—
142,000	Canadian Dollar*	Standard Chartered	5/13/16	102	110	8
2,430,156	Chinese Yuan Renminbi	JPMorgan Chase	10/24/16	358	373	15
283,000	Euro*	Standard Chartered	5/13/16	315	322	7
38,914,706	Indian Rupee	Barclays Bank	5/24/16	571	581	10
4,100,000	Japanese Yen	Barclays Bank	5/13/16	36	36	—
4,200,000	Japanese Yen	JPMorgan Chase	5/13/16	37	37	—
1,969,000	Mexican Peso	Goldman Sachs	5/20/16	110	114	4
418,000	Mexican Peso	BNP Paribas	5/20/16	24	24	—
2,072,660	Taiwanese Dollar	JPMorgan Chase	5/24/16	62	65	3
2,709,247	Taiwanese Dollar	Goldman Sachs	5/24/16	81	84	3

	Total Currencies Purchased			$1,800	$1,850	$50

	Currencies Sold
142,000	Canadian Dollar	Goldman Sachs	5/13/16	$103	$110	$(7)
2,473,567	Chinese Yuan Renminbi	JPMorgan Chase	5/24/16	377	381	(4)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
2,513,745	Chinese Yuan Renminbi	JPMorgan Chase	10/24/16	$384	$386	$(2)
1,127,200	Danish Krone	Deutshe Bank	4/3/17	168	175	(7)
1,520,000	Euro	Deutshe Bank	5/3/16	1,730	1,730	—
120,000	Euro	Goldman Sachs	5/3/16	137	137	—
38,857,090	Indian Rupee	Deutshe Bank	5/24/16	559	581	(22)
8,400,000	Japanese Yen	JPMorgan Chase	5/13/16	74	75	(1)
1,542,000	Mexican Peso	BNP Paribas	5/20/16	88	89	(1)
956,919	Mexican Peso	Barclays Bank	5/20/16	54	55	(1)
4,792,811	Taiwanese Dollar	JPMorgan Chase	5/24/16	145	149	(4)

	Total Currencies Sold			$3,819	$3,868	$(49)

	Net Unrealized Appreciation/(Depreciation)					$1

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these currency contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Option Contracts

Over-the-counter options purchased as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Gold Spot Option*	Goldman Sachs	Call	$1,119	8/1/16	256	$—	$30	$30
Copper LME Option*	State Street	Put	4,200	6/2/16	1	4	1	(3)

Total						$4	$31	$27

Over-the-counter options written as of March 31, 2016 were as follows:

Description	Counterparty	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Copper LME Option*	BNP Paribas	Put	$4,200	6/2/16	(1)	$(1)	$(1)	$—
Eurusd Option	JPMorgan Chase	Put	1	5/4/16	(100,000)	—	—	—

Total						$(1)	$(1)	$—

Exchange-traded options purchased as of March 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Brent Average Price Option*	Call	$72	4/1/16	1	$3	$—	$(3)
Brent Average Price Option*	Call	87	4/1/16	2	3	—	(3)
Corn Future Option*	Call	400	11/28/16	12	13	11	(2)
Gold Future Option*	Call	2,000	12/28/16	4	18	—	(18)
Soybean Future Option*	Call	900	10/24/16	10	17	28	11
Copper LME Option*	Put	4,800	6/2/16	3	8	12	4

Total					$62	$51	$(11)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Exchange-traded options written as of March 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Number of Contracts	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Natural Gas Option*	Call	$2	4/27/16	(1)	$—	$—	$—
Natural Gas Euro Option*	Put	2	11/28/16	(2)	(3)	(3)	—
Natural Gas Euro Option*	Put	2	11/28/16	(2)	(2)	(2)	—
Natural Gas Option*	Put	2	4/27/16	(1)	—	—	—
NY Harbour ULSD Asia Option*	Call	3	4/1/16	(1)	(4)	—	4
NY Harbour ULSD Asia Option*	Call	3	4/1/16	(2)	(4)	—	4

Total					$(13)	$(5)	$8

Exchange-traded swaptions purchased as of March 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Cost (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
1 Year Interest Rate, Pay 6-Month USD LIBOR	Put	$1.15	7/5/16	$2,400	$1	$—	$(1)
1 Year Interest Rate, Pay 6-Month USD LIBOR	Put	1.25	7/5/16	5,800	2	—	(2)
30 Year Interest Rate, Pay 6-Month USD LIBOR	Put	2.86	10/23/18	200	14	12	(2)

Total					$17	$12	$(5)

Exchange-traded swaptions written as of March 31, 2016 were as follows:

Description	Put/ Call	Exercise Price	Expiration Date	Notional Amount (000)	Premium (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S & P GSCI Copper Official Close Index*	Call	$0.83	5/3/16	$300	$(1)	$—	$1
S & P GSCI Energy Official Close Index*	Call	2.34	5/3/16	70	—	—	—
S & P GSCI National Gas Official Close Index*	Call	2.48	5/3/16	100	—	—	—
5 Year Interest Rate, Pay 6-Month USD LIBOR	Put	2.50	10/23/18	1,000	(14)	(12)	2

Total					$(15)	$(12)	$3

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these option contracts are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

Total Return Swap Agreements

Underlying Reference	Counterparty	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
S&P GSCI Grains Index*	Barclays Bank	8/31/16	$163	$4	$4
S&P GSCI Grains Index*	Goldman Sachs	5/31/16	330	—	—
S&P GSCI Grains Index*	Goldman Sachs	5/31/16	178	4	4

				$8	$8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount (000)	Swap Premiums Paid/ Received (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Receive	Euro HICP	0.32%	9/15/16	JPMorgan Chase	1,500 EUR	$—	$(5)	$(5)
Receive	U.S. CPI Urban Consumers NSA	2.50%	7/15/22	Deutshe Bank	500 USD	2	(58)	(60)
Receive	United Kingdom RPI Index	3.30%	12/15/30	Deutshe Bank	500 GBP	2	26	24

						$4	$(37)	$(41)

Centrally Cleared Interest Rate Swap Agreements

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Pay	3-Month U.S Dollar LIBOR BBA	0.64%	9/14/16	3,900 USD	$—	$—	$—
Receive	3-Month U.S Dollar LIBOR BBA	0.53%	12/16/20	700 USD	—	(27)	(27)
Receive	CME IRS REC MXN	5.83%	1/12/23	1,700 MXN	—	1	1
Receive	CME IRS REC MXN	6.35%	9/1/23	4,000 MXN	14	9	(5)
Pay	CME IRS PAY USD LIBOR BBA BLOOMBERG 3M	2.80%	10/28/25	3,800 USD	—	(120)	(120)
Receive	CME IRS PAY USD LIBOR BBA BLOOMBERG 3M	2.00%	6/15/26	700 USD	—	(36)	(36)

					$14	$(173)	$(187)

Commodity Forward Swap Agreements

Reference Entity	Counterparty	Exercise/ Strike Price	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
CUAC*	Macquarie	$36.25	12/30/16	$4	$—	$4	$4
Eurmarg*	BNP Paribas	6.40	12/30/16	9	—	(1)	(1)
Eurmarg*	BNP Paribas	6.63	9/30/16	18	6	12	6
Eurmarg*	BNP Paribas	5.85	12/29/17	10	—	—	—
Eurmarg*	Goldman Sachs	5.70	12/30/16	3	—	2	2
Eurmarg*	JPMorgan Chase	5.85	12/29/17	1	—	—	—
Eurmarg*	JPMorgan Chase	6.50	12/30/16	4	—	(1)	(1)
Platinum Spot*	Goldman Sachs	1,004.00	10/31/16	—	—	(4)	(4)

					$6	$12	$6

Commodity Swap Agreements

Reference Entity	Counterparty	Expiration Date	Notional Amount (000)	Swap Premiums Paid/ (Received) (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Bloomberg Commodity Index*	Brack Stanford	8/15/16	$354	$—	$1	$1
Bloomberg Commodity Index*	Brack Stanford	8/15/16	1,994	—	—	—
Bloomberg Commodity Index*	Canadian Imperial Bank of Commerce	8/15/16	2,334	—	—	—
Bloomberg Commodity Index*	Goldman Sachs	8/15/16	716	4	—	(4)
Bloomberg Commodity Index*	JPMorgan Chase	8/15/16	621	20	13	(7)
Bloomberg Commodity Index 1 Month Forward*	JPMorgan Chase	8/15/16	14,074	—	—	—

				$24	$14	$(10)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Commodity Returns Strategy Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Variance Swap Agreements

Reference Entity	Counterparty	Strike Price	Expiration Date	Notional Amount (000)	Amount at Value (000)	Unrealized Appreciation/ (Depreciation) (000)
London Gold Market Fixing Ltd. Index*	Goldman Sachs	$0.0784	4/10/20	$179	$—	$—
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.1089	4/30/20	455	13	13
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0778	3/25/20	538	—	—
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0784	4/7/20	179	—	—
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0790	4/15/20	178	—	—
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0870	4/29/20	339	3	3
London Gold Market Fixing Ltd. Index*	Goldman Sachs	0.0858	4/28/20	341	2	2

					$18	$18

Amounts designated as “—” are $0 or have been rounded to $0.

*	All or a portion of these swap agreements are held by the wholly-owned subsidiaries of the Portfolio. See Note 2K in the Notes to Portfolios of Investments for the basis of consolidation.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.24%
	Australia — 4.95%
54,795	Alumina Ltd. (Metals & Mining)	$55
48,613	Aurizon Holdings Ltd. (Road & Rail)	148
20,117	AusNet Services (Electric Utilities)	23
24,982	Australia & New Zealand Banking Group Ltd. (Banks)	449
3,275	Bank of Queensland Ltd. (Banks)	30
3,908	Bendigo & Adelaide Bank Ltd. (Banks)	27
76,611	BHP Billiton Ltd. (Metals & Mining)	990
15,085	Commonwealth Bank of Australia (Banks)	865
11,327	Dexus Property Group (Real Estate Investment Trusts)	69
22,225	Insurance Australia Group Ltd. (Insurance)	95
1,736	Macquarie Group Ltd. (Capital Markets)	88
62,868	Mirvac Group (Real Estate Investment Trusts)	93
23,178	National Australia Bank Ltd. (Banks)	466
37,250	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	145
10,676	Rio Tinto Ltd. (Metals & Mining)	349
38,824	Stockland Trust Group (Real Estate Investment Trusts)	127
11,378	Suncorp Group Ltd. (Insurance)	104
67,142	Telstra Corp. Ltd. (Diversified Telecommunication Services)	274
38,364	Vicinity Centres (Real Estate Investment Trusts)	94
28,706	Westpac Banking Corp. (Banks)	668
19,643	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	391
27,966	Woolworths Ltd. (Food & Staples Retailing)	474

		6,024

	Austria — 0.08%
253	ANDRITZ AG (Machinery)	14
2,475	OMV AG (Oil, Gas & Consumable Fuels)	70
429	Voestalpine AG (Metals & Mining)	14

		98

	Belgium — 0.69%
5,053	Anheuser-Busch InBev NV (Beverages)	628
1,312	Belgacom SA (Diversified Telecommunication Services)	45
381	Groupe Bruxelles Lambert SA (Diversified Financial Services)	31
1,027	KBC Groep NV (Banks)	53
846	Solvay SA (Chemicals)	85

		842

	Bermuda — 0.07%
590	Aircastle Ltd. (Trading Companies & Distributors)	13
1,410	Aspen Insurance Holdings Ltd. (Insurance)	67

		80

	Cayman Islands — 0.01%
430	Fresh Del Monte Produce, Inc. (Food Products)	18

Shares	Security Description	Value (000)
	Curaçao — 0.62%
10,213	Schlumberger Ltd. (Energy Equipment & Services)	$753

	Denmark — 0.95%
119	A.P. Moller – Maersk A/S, Class – A (Marine)	152
411	A.P. Moller – Maersk A/S, Class – B (Marine)	539
7,177	ISS A/S (Commercial Services & Supplies)	288
26,417	TDC A/S (Diversified Telecommunication Services)	129
2,349	Tryg A/S (Insurance)	46

		1,154

	Finland — 0.41%
1,233	Elisa Oyj (Diversified Telecommunication Services)	48
2,746	Fortum Oyj (Electric Utilities)	42
2,201	Metso Oyj (Machinery)	53
2,362	Nokian Renkaat Oyj (Auto Components)	83
1,480	Orion Oyj, Class – B (Pharmaceuticals)	49
6,906	Stora Enso Oyj, R Shares (Paper & Forest Products)	62
9,309	UPM-Kymmene Oyj (Paper & Forest Products)	168

		505

	France — 4.24%
10,991	AXA SA (Insurance)	258
5,751	BNP Paribas (Banks)	289
3,903	Bouygues SA (Construction & Engineering)	159
1,074	Casino Guichard-Perrachon SA (Food & Staples Retailing)	62
935	CNP Assurances (Insurance)	15
7,814	Compagnie de Saint-Gobain (Building Products)	344
5,745	Credit Agricole SA (Banks)	62
3,091	Edenred (Commercial Services & Supplies)	60
10,756	ENGIE (Multi-Utilities)	167
2,550	Eutelsat Communications (Media)	82
224	Fonciere des Regions (Real Estate Investment Trusts)	21
286	Gecina SA (Real Estate Investment Trusts)	39
329	Icade (Real Estate Investment Trusts)	25
1,677	Klepierre (Real Estate Investment Trusts)	80
1,911	Lagardere SCA (Media)	51
5,027	Natixism SA (Banks)	25
15,105	Orange (Diversified Telecommunication Services)	265
5,280	Rexel SA (Trading Companies & Distributors)	75
9,605	Sanofi-Aventis (Pharmaceuticals)	774
8,183	Schneider Electric SA (Electrical Equipment)	517
3,915	Societe Generale (Banks)	145
2,358	Suez Environnement Co. (Multi-Utilities)	43
1,710	Technip SA (Energy Equipment & Services)	95
18,265	Total SA (Oil, Gas & Consumable Fuels)	833
800	Unibail-Rodamco SE (Real Estate Investment Trusts)	221
3,556	Veolia Environnement (Multi-Utilities)	86
17,606	Vivendi (Media)	370

		5,163

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany — 4.40%
2,634	Allianz SE (Insurance)	$428
683	Axel Springer AG (Media)	37
11,925	BASF SE (Chemicals)	900
4,912	Bayerische Motoren Werke AG (Automobiles)	451
12,229	Daimler AG, Registered Shares (Automobiles)	938
14,675	Deutsche Post AG (Air Freight & Logistics)	408
24,865	Deutsche Telekom AG (Diversified Telecommunication Services)	446
15,619	E.ON AG (Multi-Utilities)	150
2,177	Evonik Industries AG (Chemicals)	65
1,036	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	68
504	MAN SE (Machinery)	55
2,727	Metro AG (Food & Staples Retailing)	84
959	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	195
3,312	ProSiebenSat.1 Media AG (Media)	170
3,747	RWE AG (Multi-Utilities)	48
8,378	Siemens AG (Industrial Conglomerates)	888
4,602	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	25

		5,356

	Hong Kong — 1.85%
7,400	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	58
92,500	BOC Hong Kong (Holdings) Ltd. (Banks)	276
35,000	CLP Holdings Ltd. (Electric Utilities)	317
98,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	188
17,500	Hang Seng Bank Ltd. (Banks)	309
58,267	HK Electric Investments Ltd. (Electric Utilities)	51
90,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	124
24,000	Hysan Development Co. (Real Estate Management & Development)	102
470,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	278
1,477	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	84
166,000	PCCW Ltd. (Diversified Telecommunication Services)	107
29,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	313
16,000	Swire Properties Ltd. (Real Estate Management & Development)	43

		2,250

	Ireland (Republic of) — 0.14%
6,044	CRH PLC (Construction Materials)	171

	Israel — 0.36%
101,326	Israel Chemicals Ltd. (Chemicals)	441

	Italy — 0.67%
3,679	Assicurazioni Generali SpA (Insurance)	55
4,448	Atlantia SpA (Transportation Infrastructure)	123
30,288	Enel SpA (Electric Utilities)	134
24,740	Eni SpA (Oil, Gas & Consumable Fuels)	374

Shares	Security Description	Value (000)
	Italy (continued)
3,050	Intesa Sanpaolo SpA (Banks)	$8
9,263	Snam Rete Gas SpA (Gas Utilities)	58
26,151	Telecom Italia SpA (Diversified Telecommunication Services)	23
6,601	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	38
3,604	UnipolSai SpA (Insurance)	8

		821

	Japan — 12.55%
500	Aeon Credit Service Co. Ltd. (Consumer Finance)	12
4,400	Aisin Seiki Co. Ltd. (Auto Components)	166
6,900	Amada Holdings Co. Ltd. (Machinery)	67
23,000	Asahi Glass Co. Ltd. (Building Products)	126
29,000	Asahi Kasei Corp. (Chemicals)	196
41,000	Astellas Pharma, Inc. (Pharmaceuticals)	545
1,500	Benesse Holdings, Inc. (Diversified Consumer Services)	43
4,600	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	26
12,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	107
5,800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	163
9,700	Denso Corp. (Auto Components)	390
4,900	Eisai Co. Ltd. (Pharmaceuticals)	295
10,000	Fuji Electric Co. Ltd. (Electrical Equipment)	35
10,400	Fuji Heavy Industries Ltd. (Automobiles)	367
33,000	Fujitsu Ltd. (IT Services)	122
2,100	Hitachi Chemical Co. Ltd. (Chemicals)	38
2,400	Hitachi Construction Machinery Co. Ltd. (Machinery)	38
95,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	445
8,000	Hokuhoku Financial Group, Inc. (Banks)	11
33,600	Honda Motor Co. Ltd. (Automobiles)	921
1,700	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	30
36,900	ITOCHU Corp. (Trading Companies & Distributors)	454
1,000	ITOCHU Techno-Solutions Corp. (IT Services)	19
11,000	JFE Holdings, Inc. (Metals & Mining)	148
3,800	JSR Corp. (Chemicals)	55
49,100	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	190
28,000	Kawasaki Heavy Industries Ltd. (Machinery)	81
17,100	KDDI Corp. (Wireless Telecommunication Services)	457
69,000	Kobe Steel Ltd. (Metals & Mining)	61
20,200	Komatsu Ltd. (Machinery)	344
8,900	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	76
7,300	Kuraray Co. Ltd. (Chemicals)	89
6,500	Kyocera Corp. (Electronic Equipment, Instruments & Components)	286
1,400	Lawson, Inc. (Food & Staples Retailing)	117
1,000	Miraca Holdings, Inc. (Health Care Providers & Services)	41
24,700	Mitsubishi Chemical Holdings Corp. (Chemicals)	129

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
30,600	Mitsubishi Corp. (Trading Companies & Distributors)	$519
38,000	Mitsubishi Electric Corp. (Electrical Equipment)	398
54,000	Mitsubishi Heavy Industries Ltd. (Machinery)	201
21,000	Mitsubishi Materials Corp. (Metals & Mining)	59
4,400	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	77
38,700	Mitsui & Co. Ltd. (Trading Companies & Distributors)	445
20,000	Mitsui O.S.K. Lines Ltd. (Marine)	41
158,400	Mizuho Financial Group, Inc. (Banks)	237
3,300	MS&AD Insurance Group Holdings, Inc. (Insurance)	92
8,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	41
15	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	34
14,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	285
8,000	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	345
34,000	Nippon Yusen Kabushiki Kaisha (Marine)	65
50,100	Nissan Motor Co. Ltd. (Automobiles)	464
1,200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	22
14,100	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	320
3,500	OMRON Corp. (Electronic Equipment, Instruments & Components)	104
17,000	Osaka Gas Co. Ltd. (Gas Utilities)	65
7,900	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	287
36,100	Panasonic Corp. (Household Durables)	331
14,900	Resona Holdings, Inc. (Banks)	53
1,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	76
1,100	Sankyo Co. Ltd. (Leisure Products)	41
900	Sanrio Co. Ltd. (Specialty Retail)	18
3,900	Sega Sammy Holdings, Inc. (Leisure Products)	42
8,900	Sekisui Chemical Co. Ltd. (Household Durables)	110
11,600	Sekisui House Ltd. (Household Durables)	196
3,600	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	32
2,200	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	62
27,000	Sumitomo Chemical Co. Ltd. (Chemicals)	122
24,300	Sumitomo Corp. (Trading Companies & Distributors)	242
11,000	Sumitomo Heavy Industries Ltd. (Machinery)	45
11,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	109
8,400	Sumitomo Mitsui Financial Group, Inc. (Banks)	254
22,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	64
20,000	Taiheiyo Cement Corp. (Construction Materials)	46
15,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	726
5,000	The Chiba Bank Ltd. (Banks)	25

Shares	Security Description	Value (000)
	Japan (continued)
4,000	The Joyo Bank Ltd. (Banks)	$14
4,000	The Shizuoka Bank Ltd. (Banks)	29
2,700	THK Co. Ltd. (Machinery)	50
4,500	Tokio Marine Holdings, Inc. (Insurance)	152
7,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	63
1,500	Toyoda Gosei Co. Ltd. (Auto Components)	29
23,700	Toyota Motor Corp. (Automobiles)	1,255
4,400	Toyota Tsusho Corp. (Trading Companies & Distributors)	99
4,100	USS Co. Ltd. (Specialty Retail)	65
11,500	Yamada Denki Co. Ltd. (Specialty Retail)	54
4,700	Yamaha Motor Co. Ltd. (Automobiles)	78

		15,273

	Jersey — 0.07%
6,247	Petrofac Ltd. (Energy Equipment & Services)	83

	Luxembourg — 0.19%
997	Millicom International Cellular SA (Wireless Telecommunication Services)	55
5,880	SES – FDR, Class – A (Media)	172

		227

	Netherlands — 0.98%
3,638	AEGON NV (Insurance)	20
1,686	Akzo Nobel NV (Chemicals)	114
340	Chicago Bridge & Iron Co. (Construction & Engineering)	12
7,741	CNH Industrial NV (Machinery)	53
280	Franks International NV (Energy Equipment & Services)	5
6,155	Koninklijke Ahold NV (Food & Staples Retailing)	138
567	Koninklijke Boskalis Westminster NV (Construction & Engineering)	23
1,211	Koninklijke DSM NV (Chemicals)	67
6,311	Koninklijke Philips Electronics NV (Industrial Conglomerates)	180
456	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	23
868	Randstad Holding NV (Professional Services)	48
5,418	Reed Elsevier NV (Media)	95
9,422	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	52
8,213	Unilever NV (Personal Products)	367

		1,197

	New Zealand — 0.05%
1,753	Contact Energy Ltd. (Electric Utilities)	6
3,133	Fletcher Building Ltd. (Construction Materials)	17
4,170	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	8
11,009	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	27

		58

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Norway — 0.38%
1,447	Gjensidige Forsikring ASA (Insurance)	$25
20,534	Statoil ASA (Oil, Gas & Consumable Fuels)	323
7,288	Telenor ASA (Diversified Telecommunication Services)	118

		466

	Panama — 0.01%
710	Banco Latinoamericano de Comercio Exterior SA, Class – E (Banks)	17

	Portugal — 0.05%
15,740	EDP – Energias de Portugal SA (Electric Utilities)	56

	Puerto Rico — 0.02%
5,930	First Bancorp (Banks) (a)	17
440	Triple-S Management Corp., Class – A (Health Care Providers & Services) (a)	11

		28

	Singapore — 1.05%
39,500	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	70
43,000	CapitaCommercial Trust (Real Estate Investment Trusts)	47
47,900	CapitaMall Trust (Real Estate Investment Trusts)	74
50,400	Keppel Corp. Ltd. (Industrial Conglomerates)	218
34,200	SembCorp Industries Ltd. (Industrial Conglomerates)	77
39,000	Singapore Press Holdings Ltd. (Media)	116
19,600	Singapore Tech Engineering (Aerospace & Defense)	47
139,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	395
16,600	United Overseas Bank Ltd. (Banks)	232

		1,276

	Spain — 1.60%
9,854	Abertis Infraestructuras SA (Transportation Infrastructure)	162
44,051	Banco Bilbao Vizcaya Argentaria SA (Banks)	293
100,339	Banco Santander SA (Banks)	442
18,292	CaixaBank SA (Banks)	54
7,842	Corporacion Mapfre (Insurance)	17
2,077	Enagas (Gas Utilities)	62
3,426	Gas Natural SDG SA (Gas Utilities)	70
22,590	Repsol YPF SA (Oil, Gas & Consumable Fuels)	255
53,033	Telefonica SA (Diversified Telecommunication Services)	594

		1,949

	Sweden — 2.03%
1,316	Industrivarden AB, C Shares (Diversified Financial Services)	22
33,905	Nordea Bank AB (Banks)	326
34,796	Sandvik AB (Machinery)	360
17,100	Skandinaviska Enskilda Banken AB, Class – A (Banks)	163
9,428	Skanska AB, B Shares (Construction & Engineering)	215
10,157	Swedbank AB, A Shares (Banks)	219

Shares	Security Description	Value (000)
	Sweden (continued)
5,019	Tele2 AB, B Shares (Wireless Telecommunication Services)	$47
90,430	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	907
40,599	TeliaSonera AB (Diversified Telecommunication Services)	211

		2,470

	Switzerland — 5.92%
59,391	ABB Ltd., Registered Shares (Electrical Equipment)	1,158
5,437	Adecco SA, Registered Shares (Professional Services)	355
954	Garmin Ltd. (Household Durables)	38
7,800	Holcim Ltd., Registered Shares (Construction Materials)	367
1,306	Kuehne & Nagel International Ltd. (Marine)	186
18,542	Nestle SA (Food Products)	1,386
12,997	Novartis AG, Registered Shares (Pharmaceuticals)	942
253	Pargesa Holding SA (Diversified Financial Services)	16
5,096	Roche Holding AG (Pharmaceuticals)	1,255
153	SGS SA, Registered Shares (Professional Services)	323
357	Sulzer AG (Machinery)	35
1,067	Swiss Prime Site AG (Real Estate Management & Development)	94
2,950	Swiss Re AG (Insurance)	273
394	Swisscom AG (Diversified Telecommunication Services)	214
16,428	UBS Group AG (Capital Markets)	265
1,247	Zurich Financial Services AG (Insurance)	290

		7,197

	United Kingdom — 10.84%
2,220	Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	39
7,145	Aberdeen Asset Management PLC (Capital Markets)	28
2,266	Aon PLC (Insurance)	237
25,855	AstraZeneca PLC (Pharmaceuticals)	1,449
31,461	Aviva PLC (Insurance)	206
65,447	BHP Billiton PLC (Metals & Mining)	736
25,366	British American Tobacco PLC (Tobacco)	1,490
12,880	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	58
54,716	Centrica PLC (Multi-Utilities)	179
79,548	GlaxoSmithKline PLC (Pharmaceuticals)	1,613
4,592	ICAP PLC (Capital Markets)	31
2,926	Investec PLC (Capital Markets)	22
112,866	ITV PLC (Media)	391
39,186	J Sainsbury PLC (Food & Staples Retailing)	155
46,263	Legal & General Group PLC (Insurance)	156
40,881	National Grid PLC (Multi-Utilities)	579
39,589	Old Mutual PLC (Insurance)	110
23,212	Pearson PLC (Media)	292
8,640	Persimmon PLC (Household Durables)	259
44,208	Rio Tinto PLC (Metals & Mining)	1,241
900	Rowan Cos. PLC, Class – A (Energy Equipment & Services)	14
33,710	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	815

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
33,761	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	$824
23,358	Royal Mail PLC (Air Freight & Logistics)	161
10,757	SSE PLC (Electric Utilities)	230
15,467	Standard Life PLC (Insurance)	79
15,971	Tate & Lyle PLC (Food Products)	133
4,451	The Weir Group PLC (Machinery)	71
7,441	United Utilities Group PLC (Water Utilities)	99
417,841	Vodafone Group PLC (Wireless Telecommunication Services)	1,327
58,897	William Morrison Supermarkets PLC (Food & Staples Retailing)	169

		13,193

	United States — 44.06%
1,420	1-800-FLOWERS.COM, Inc., Class – A (Internet & Catalog Retail) (a)	11
5,103	3M Co. (Industrial Conglomerates)	850
950	Aaron’s, Inc. (Specialty Retail)	24
5,054	Accenture PLC, Class – A (IT Services)	583
1,450	ACCO Brands Corp. (Commercial Services & Supplies) (a)	13
490	Aceto Corp. (Health Care Providers & Services)	12
1,480	Achillion Pharmaceuticals, Inc. (Biotechnology) (a)	11
410	Acorda Therapeutics, Inc. (Biotechnology) (a)	11
660	Addus HomeCare Corp. (Health Care Providers & Services) (a)	11
585	Advance Auto Parts, Inc. (Specialty Retail)	94
700	Affymetrix, Inc. (Life Sciences Tools & Services) (a)	10
410	Air Lease Corp. (Trading Companies & Distributors)	13
300	Air Methods Corp. (Health Care Providers & Services) (a)	11
1,732	Air Products & Chemicals, Inc. (Chemicals)	249
1,430	Akamai Technologies, Inc. (Internet Software & Services) (a)	79
750	Albany Molecular Research, Inc. (Life Sciences Tools & Services) (a)	11
650	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	47
310	Almost Family, Inc. (Health Care Providers & Services) (a)	12
1,330	Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	14
1,607	Alphabet, Inc., Class – A (Internet Software & Services) (a)	1,227
510	AMAG Pharmaceuticals, Inc. (Biotechnology) (a)	12
380	AMC Entertainment Holdings, Inc., Class – A (Media)	11
1,430	American Axle & Manufacturing Holdings, Inc. (Auto Components) (a)	22
630	American Eagle Outfitters, Inc. (Specialty Retail)	11
3,940	American Electric Power, Inc. (Electric Utilities)	262
760	American Public Education, Inc. (Diversified Consumer Services) (a)	16

Shares	Security Description	Value (000)
	United States (continued)
310	American Railcar Industries (Machinery)	$13
6,118	Amgen, Inc. (Biotechnology)	918
340	AMN Healthcare Services, Inc. (Health Care Providers & Services) (a)	11
890	Amphastar Pharmaceuticals, Inc. (Pharmaceuticals) (a)	11
2,483	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	144
2,522	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	149
140	Analogic Corp. (Health Care Equipment & Supplies)	11
320	ANI Pharmaceuticals, Inc. (Pharmaceuticals) (a)	11
210	Anixter International, Inc. (Electronic Equipment, Instruments & Components) (a)	11
717	ANSYS, Inc. (Software) (a)	64
560	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	14
2,120	Anthem, Inc. (Health Care Providers & Services)	295
5,690	Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	27
2,000	Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	27
11,475	Apple, Inc. (Technology Hardware, Storage & Peripherals)	1,250
310	Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	13
1,430	Aqua America, Inc. (Water Utilities)	46
3,020	ARC Document Solutions, Inc. (Commercial Services & Supplies) (a)	14
1,320	ArcBest Corp. (Road & Rail)	28
370	Argan, Inc. (Construction & Engineering)	13
270	Arista Networks, Inc. (Communications Equipment) (a)	17
170	Asbury Automotive Group, Inc. (Specialty Retail) (a)	10
1,826	Autodesk, Inc. (Software) (a)	106
3,778	Automatic Data Processing, Inc. (IT Services)	339
252	AutoZone, Inc. (Specialty Retail) (a)	201
1,090	Avis Budget Group, Inc. (Road & Rail) (a)	30
980	Avista Corp. (Multi-Utilities)	40
840	AVX Corp. (Electronic Equipment, Instruments & Components)	11
290	BancFirst Corp. (Banks)	17
1,070	BBCN Bancorp, Inc. (Banks)	16
1,600	Beazer Homes USA, Inc. (Household Durables) (a)	14
1,685	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	257
1,375	Bed Bath & Beyond, Inc. (Specialty Retail) (a)	68
170	Belden, Inc. (Electronic Equipment, Instruments & Components)	10
784	Bemis Co., Inc. (Containers & Packaging)	40
470	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	11
2,436	Best Buy Co., Inc. (Specialty Retail)	79
920	Big 5 Sporting Goods Corp. (Specialty Retail)	10
230	Big Lots, Inc. (Multiline Retail)	10

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
80	Bio-Rad Laboratories, Inc., Class – A (Life Sciences Tools & Services) (a)	$11
391	Bio-Techne Corp. (Life Sciences Tools & Services)	37
740	Black Box Corp. (Communications Equipment)	10
470	Black Knight Financial Services, Inc., Class – A (IT Services) (a)	15
960	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	16
2,750	Blucora, Inc. (Internet Software & Services) (a)	14
340	Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	16
1,230	Boise Cascade Co. (Paper & Forest Products) (a)	25
290	BOK Financial Corp. (Banks)	16
470	Booz Allen Hamilton Holding Corp. (IT Services)	14
1,980	Bravo Brio Restaurant Group, Inc. (Hotels, Restaurants & Leisure) (a)	15
550	Briggs & Stratton Corp. (Machinery)	13
340	Brinker International, Inc. (Hotels, Restaurants & Leisure)	16
968	Broadridge Financial Solutions, Inc. (IT Services)	57
720	Brookdale Senior Living, Inc. (Health Care Providers & Services) (a)	11
3,630	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	38
938	Brown & Brown, Inc. (Insurance)	34
390	Bruker Biosciences Corp. (Life Sciences Tools & Services)	11
640	Bryn Mawr Bank Corp. (Banks)	16
1,176	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	87
920	Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	38
140	CACI International, Inc., Class – A (IT Services) (a)	15
1,350	CAI International, Inc. (Trading Companies & Distributors) (a)	13
380	Caleres, Inc. (Specialty Retail)	11
250	Cambrex Corp. (Life Sciences Tools & Services) (a)	11
1,402	Campbell Soup Co. (Food Products)	89
300	Capella Education Co. (Diversified Consumer Services)	16
2,710	Capstead Mortgage Corp. (Real Estate Investment Trusts)	27
2,658	Cardinal Health, Inc. (Health Care Providers & Services)	218
390	Cardtronics, Inc. (IT Services) (a)	14
523	Carlisle Cos., Inc. (Industrial Conglomerates)	52
740	Carriage Services, Inc. (Diversified Consumer Services)	15
421	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	44
260	Cass Information Systems, Inc. (IT Services)	14
410	Catalent, Inc. (Pharmaceuticals) (a)	11

Shares	Security Description	Value (000)
	United States (continued)
2,320	CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	$28
1,290	CDK Global, Inc. (Software)	60
2,110	CECO Environmental Corp. (Commercial Services & Supplies)	13
830	Century Communities, Inc. (Household Durables) (a)	14
350	Cepheid, Inc. (Biotechnology) (a)	12
2,413	Cerner Corp. (Health Care Technology) (a)	128
140	Charles River Laboratories International, Inc. (Life Sciences Tools & Services) (a)	11
80	Chemed Corp. (Health Care Providers & Services)	11
1,070	Chesapeake Lodging Trust (Real Estate Investment Trusts)	28
1,960	Chimera Investment Corp. (Real Estate Investment Trusts)	27
250	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	119
305	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	16
6,680	Ciber, Inc. (IT Services) (a)	14
726	Cintas Corp. (Commercial Services & Supplies)	64
1,040	Cirrus Logic, Inc. (Semiconductors & Semiconductor Equipment) (a)	38
40,901	Cisco Systems, Inc. (Communications Equipment)	1,165
580	Citi Trends, Inc. (Specialty Retail)	10
2,510	Citizens Financial Group, Inc. (Banks)	53
1,290	Citrix Systems, Inc. (Software) (a)	101
670	Civitas Solutions, Inc. (Health Care Providers & Services) (a)	12
490	Clearwater Paper Corp. (Paper & Forest Products) (a)	24
2,577	CME Group, Inc. (Diversified Financial Services)	248
2,223	Coach, Inc. (Textiles, Apparel & Luxury Goods)	89
4,907	Cognizant Technology Solutions Corp. (IT Services) (a)	308
7,273	Colgate-Palmolive Co. (Household Products)	514
1,620	Colony Capital, Inc., Class – A (Real Estate Investment Trusts)	27
850	Columbus McKinnon Corp. (Machinery)	13
695	Commerce Bancshares, Inc. (Banks)	31
470	Community Trust Bancorp, Inc. (Banks)	17
440	Comtech Telecommunications Corp. (Communications Equipment)	10
1,050	ConnectOne Bancorp, Inc. (Banks)	17
510	Convergys Corp. (IT Services)	14
300	Cooper-Standard Holding, Inc. (Auto Components) (a)	22
971	Copart, Inc. (Commercial Services & Supplies) (a)	40
625	Crane Co. (Machinery)	34
1,000	Cross Country Healthcare, Inc. (Health Care Providers & Services) (a)	12
320	CSG Systems International, Inc. (IT Services)	14
560	CSRA, Inc. (IT Services)	15
500	CSS Industries, Inc. (Household Durables)	14

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
7,950	CSX Corp. (Road & Rail)	$205
660	CTS Corp. (Electronic Equipment, Instruments & Components)	10
720	Cullen/Frost Bankers, Inc. (Banks)	40
1,460	Cummins, Inc. (Machinery)	162
3,410	CYS Investments, Inc. (Real Estate Investment Trusts)	28
1,590	Dana Holding Corp. (Auto Components)	22
4,800	Danaher Corp. (Industrial Conglomerates)	455
1,460	Darling Ingredients, Inc. (Food Products) (a)	19
1,417	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	104
1,030	Dean Foods Co. (Food Products)	18
900	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	14
1,930	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	119
1,780	DHI Group, Inc. (Internet Software & Services) (a)	14
670	Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure) (a)	16
2,750	DiamondRock Hospitality Co. (Real Estate Investment Trusts)	28
745	Dick’s Sporting Goods, Inc. (Specialty Retail)	35
120	Dillard’s, Inc., Class – A (Multiline Retail)	10
1,860	Diodes, Inc. (Semiconductors & Semiconductor Equipment) (a)	37
646	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	28
1,851	Dollar Tree, Inc. (Multiline Retail) (a)	153
620	Domtar Corp. (Paper & Forest Products)	25
1,097	Donaldson Co., Inc. (Machinery)	35
570	Douglas Dynamics, Inc. (Machinery)	13
1,288	Dover Corp. (Machinery)	83
1,539	Dr. Pepper Snapple Group, Inc. (Beverages)	138
309	Dril-Quip, Inc. (Energy Equipment & Services) (a)	19
386	DST Systems, Inc. (IT Services)	44
740	DXP Enterprises, Inc. (Trading Companies & Distributors) (a)	13
4,040	Dynex Capital, Inc. (Real Estate Investment Trusts)	27
2,490	EarthLink Holdings Corp. (Internet Software & Services)	14
950	Eaton Vance Corp. (Capital Markets)	32
9,769	eBay, Inc. (Internet Software & Services) (a)	233
240	EchoStar Corp., Class – A (Communications Equipment) (a)	11
2,124	Ecolab, Inc. (Chemicals)	237
1,732	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	154
1,190	Electro Rent Corp. (Electronic Equipment, Instruments & Components)	11
7,867	Eli Lilly & Co. (Pharmaceuticals)	567
320	Emergent BioSolutions, Inc. (Biotechnology) (a)	12
1,560	Encore Capital Group, Inc. (Consumer Finance) (a)	40
230	EnerSys (Electrical Equipment)	13

Shares	Security Description	Value (000)
	United States (continued)
630	Ennis, Inc. (Commercial Services & Supplies)	$12
2,750	Entegris, Inc. (Semiconductors & Semiconductor Equipment) (a)	37
1,020	Entercom Communications Corp. (Media) (a)	11
550	Envision Healthcare Holdings, Inc. (Health Care Providers & Services) (a)	11
130	ePlus, Inc. (Electronic Equipment, Instruments & Components) (a)	10
1,540	Era Group, Inc. (Energy Equipment & Services) (a)	14
400	Essendant, Inc. (Commercial Services & Supplies)	13
590	Exactech, Inc. (Health Care Equipment & Supplies) (a)	12
1,536	Expeditors International of Washington, Inc. (Air Freight & Logistics)	75
5,430	Express Scripts Holding Co. (Health Care Providers & Services) (a)	374
14,541	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	1,215
580	F5 Networks, Inc. (Communications Equipment) (a)	61
338	FactSet Research Systems, Inc. (Diversified Financial Services)	51
1,650	FairPoint Communications, Inc. (Diversified Telecommunication Services) (a)	25
2,359	Fastenal Co. (Trading Companies & Distributors)	116
430	Federal Agricultural Mortgage Corp., Class – C (Thrifts & Mortgage Finance)	16
1,010	Federal Signal Corp. (Machinery)	13
3,600	FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	29
850	First Community Bancshares, Inc. (Banks)	17
490	First Financial Corp. (Banks)	17
580	First Interstate BancSystem, Inc., Class – A (Banks)	16
780	First NBC Bank Holding Co. (Banks) (a)	16
3,110	First Potomac Realty Trust (Real Estate Investment Trusts)	28
1,142	First Republic Bank (Banks)	75
1,905	Fiserv, Inc. (IT Services) (a)	195
780	Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance) (a)	17
741	FleetCor Technologies, Inc. (IT Services) (a)	110
1,131	FLIR Systems, Inc. (Electronic Equipment, Instruments & Components)	37
1,118	Fluor Corp. (Construction & Engineering)	60
1,861	FMC Technologies, Inc. (Energy Equipment & Services) (a)	51
633	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	28
3,122	Franklin Resources, Inc. (Capital Markets)	122
2,680	Franklin Street Properties Corp. (Real Estate Investment Trusts)	28
860	Freightcar America, Inc. (Machinery)	13
1,128	GameStop Corp., Class – A (Specialty Retail)	36
690	Gannett, Inc. Com (Media)	10
1,917	Gap, Inc. (Specialty Retail)	56
270	GATX Corp. (Trading Companies & Distributors)	13
2,220	General Dynamics Corp. (Aerospace & Defense)	292

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
4,790	General Mills, Inc. (Food Products)	$304
1,225	Genuine Parts Co. (Distributors)	122
470	Globus Medical, Inc., Class – A (Health Care Equipment & Supplies) (a)	11
330	GNC Holdings, Inc., Class – A (Specialty Retail)	10
450	Great Southern Bancorp, Inc. (Banks)	17
600	Great Western Bancorp, Inc. (Banks)	16
950	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	15
750	Greif, Inc., Class – A (Containers & Packaging)	25
850	Griffon Corp. (Building Products)	13
180	Group 1 Automotive, Inc. (Specialty Retail)	11
400	Halyard Health, Inc. (Health Care Equipment & Supplies) (a)	11
690	Hancock Holding Co. (Banks)	16
995	Harris Corp. (Communications Equipment)	77
4,110	Harte-Hanks, Inc. (Media)	10
510	Haverty Furniture Cos., Inc. (Specialty Retail)	11
1,210	Hawaiian Electric Industries, Inc. (Electric Utilities)	39
300	HealthSouth Corp. (Health Care Providers & Services)	11
1,100	Healthways, Inc. (Health Care Providers & Services) (a)	11
520	Heartland Financial USA, Inc. (Banks)	16
677	Henry Schein, Inc. (Health Care Providers & Services) (a)	117
930	Heritage Financial Corp. (Banks)	16
1,175	Hershey Co. (Food Products)	108
220	Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	11
880	Hilltop Holdings, Inc. (Banks) (a)	17
810	HomeStreet, Inc. (Thrifts & Mortgage Finance) (a)	17
2,152	Hormel Foods Corp. (Food Products)	93
1,060	Hospitality Properties Trust (Real Estate Investment Trusts)	28
469	Hubbell, Inc. (Electrical Equipment)	50
200	Hyster-Yale Materials Handling, Inc., Class – A (Machinery)	13
320	IBERIABANK Corp. (Banks)	16
370	ICF International, Inc. (Professional Services) (a)	13
630	IDEX Corp. (Machinery)	52
755	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	59
1,650	IDT Corp. (Diversified Telecommunication Services)	25
557	IHS, Inc., Class – A (Professional Services) (a)	69
330	Impax Laboratories, Inc. (Pharmaceuticals) (a)	11
1,600	InfraREIT, Inc. (Real Estate Investment Trusts)	27
540	Innospec, Inc. (Chemicals)	23
370	Insight Enterprises, Inc. (Electronic Equipment, Instruments & Components) (a)	11
38,065	Intel Corp. (Semiconductors & Semiconductor Equipment)	1,231
670	International Bancshares Corp. (Banks)	17
7,302	International Business Machines Corp. (IT Services)	1,107
649	International Flavors & Fragrances, Inc. (Chemicals)	74

Shares	Security Description	Value (000)
	United States (continued)
430	International Speedway Corp., Class – A (Hotels, Restaurants & Leisure)	$16
1,120	Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	16
1,910	Intrawest Resorts Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	16
2,219	Intuit, Inc. (Software)	231
2,300	Invesco Mortgage Capital (Real Estate Investment Trusts)	28
1,160	Isle of Capri Casino (Hotels, Restaurants & Leisure) (a)	16
230	j2 Global, Inc. (Internet Software & Services)	14
530	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	10
658	Jack Henry & Associates, Inc. (IT Services)	56
1,005	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	44
596	John Wiley & Sons, Inc., Class – A (Media)	29
11,230	Johnson & Johnson (Pharmaceuticals)	1,215
990	KB Home (Household Durables)	14
850	KBR, Inc. (Construction & Engineering)	13
700	Kelly Services, Inc., Class – A (Professional Services)	13
680	Kforce, Inc. (Professional Services)	13
880	Kimball Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	10
2,930	Kimberly-Clark Corp. (Household Products)	394
920	Kindred Healthcare, Inc. (Health Care Providers & Services)	11
1,523	Kohl’s Corp. (Multiline Retail)	71
660	L-3 Communications Holdings, Inc. (Aerospace & Defense)	78
811	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	95
1,620	Lakeland Bancorp, Inc. (Banks)	16
340	Landauer, Inc. (Health Care Providers & Services)	11
358	Landstar System, Inc. (Road & Rail)	23
520	Lannett Co., Inc. (Pharmaceuticals) (a)	9
840	LegacyTexas Financial Group, Inc. (Banks)	17
280	Leidos Holdings, Inc. (IT Services)	14
330	Lexmark International, Inc., Class – A (Technology Hardware, Storage & Peripherals)	11
560	LGI Homes, Inc. (Household Durables) (a)	14
310	LHC Group, Inc. (Health Care Providers & Services) (a)	11
710	Libbey, Inc. (Household Durables)	13
160	LifePoint Hospitals, Inc. (Health Care Providers & Services) (a)	11
100	Ligand Pharmaceuticals, Inc., Class – B (Biotechnology) (a)	11
606	Lincoln Electric Holdings, Inc. (Machinery)	35
1,920	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	86
120	Lithia Motors, Inc. (Specialty Retail)	10
2,442	LKQ Corp. (Distributors) (a)	78

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
2,184	Lockheed Martin Corp. (Aerospace & Defense)	$484
896	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	61
380	Lumentum Holdings, Inc. (Communications Equipment) (a)	10
560	Luminex Corp. (Life Sciences Tools & Services) (a)	11
660	MacroGenics, Inc. (Biotechnology) (a)	12
160	Magellan Health Services, Inc. (Health Care Providers & Services) (a)	11
440	ManTech International Corp., Class – A (IT Services)	14
1,090	Marcus & Millichap, Inc. (Real Estate Management & Development) (a)	28
810	Marcus Corp. (Hotels, Restaurants & Leisure)	15
240	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	16
4,320	Marsh & McLennan Cos., Inc. (Insurance)	262
8,042	MasterCard, Inc., Class – A (IT Services)	760
910	Materion Corp. (Metals & Mining)	24
270	MAXIMUS, Inc. (IT Services)	14
1,030	McCormick & Co., Inc. (Food Products)	102
7,705	McDonald’s Corp. (Hotels, Restaurants & Leisure)	969
500	McGrath RentCorp (Commercial Services & Supplies)	13
1,860	McKesson Corp. (Health Care Providers & Services)	292
2,050	MDU Resources Group, Inc. (Multi-Utilities)	40
1,500	Mead Johnson Nutrition Co. (Food Products)	127
747	MEDNAX, Inc. (Health Care Providers & Services) (a)	48
700	Mentor Graphics Corp. (Software)	14
22,720	Merck & Co., Inc. (Pharmaceuticals)	1,202
230	Meredith Corp. (Media)	11
620	Merit Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	11
1,710	Meritor, Inc. (Machinery) (a)	14
370	Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	11
221	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	76
2,200	MGIC Investment Corp. (Thrifts & Mortgage Finance) (a)	17
22,574	Microsoft Corp. (Software)	1,248
80	MicroStrategy, Inc., Class – A (Software) (a)	14
1,280	MiMedx Group, Inc. (Biotechnology) (a)	11
170	Molina Heathcare, Inc. (Health Care Providers & Services) (a)	11
1,220	Momenta Pharmaceuticals, Inc. (Biotechnology) (a)	11
4,300	Monster Worldwide, Inc. (Internet Software & Services) (a)	14
290	Moog, Inc., Class – A (Aerospace & Defense) (a)	13
164	Morningstar, Inc. (Diversified Financial Services)	14
440	Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	12
382	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	29
677	National Fuel Gas Co. (Gas Utilities)	34

Shares	Security Description	Value (000)
	United States (continued)
180	National Healthcare Corp. (Health Care Providers & Services)	$11
904	National Instruments Corp. (Electronic Equipment, Instruments & Components)	27
3,119	National Oilwell Varco, Inc. (Energy Equipment & Services)	97
150	National Presto Industries, Inc. (Aerospace & Defense)	13
1,630	Nationstar Mortgage Holdings, Inc. (Thrifts & Mortgage Finance) (a)	16
810	Navigant Consulting, Inc. (Professional Services) (a)	13
360	NCR Corp. (Technology Hardware, Storage & Peripherals) (a)	11
510	NeuStar, Inc., Class – A (IT Services) (a)	13
10,904	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	671
1,031	Nordstrom, Inc. (Multiline Retail)	59
2,450	Norfolk Southern Corp. (Road & Rail)	204
2,170	NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	28
2,890	NRG Yield, Inc., Class – C (Independent Power and Renewable Electricity Producers)	41
6,172	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	422
1,215	Oceaneering International, Inc. (Energy Equipment & Services)	40
561	Old Dominion Freight Line, Inc. (Road & Rail) (a)	39
1,380	Old National Bancorp (Banks)	17
1,040	Omega Protein Corp. (Food Products) (a)	18
4,310	Omnova Solutions, Inc. (Chemicals) (a)	24
930	OPKO Health, Inc. (Biotechnology) (a)	10
25,477	Oracle Corp. (Software)	1,043
330	Oshkosh Corp. (Machinery)	13
2,110	Osiris Therapeutics, Inc. (Biotechnology)	12
290	Outerwall, Inc. (Specialty Retail)	11
270	Owens & Minor, Inc. (Health Care Providers & Services)	11
180	PAREXEL International Corp. (Life Sciences Tools & Services) (a)	11
690	Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	11
695	Patterson Cos., Inc. (Health Care Providers & Services)	32
2,608	Paychex, Inc. (IT Services)	141
9,765	PayPal Holdings, Inc. (IT Services) (a)	377
440	PBF Energy, Inc., Class – A (Oil, Gas & Consumable Fuels)	15
430	PC Connection, Inc. (Electronic Equipment, Instruments & Components)	11
870	Peoples Bancorp, Inc. (Banks)	17
11,873	PepsiCo, Inc. (Beverages)	1,217
680	Perficient, Inc. (IT Services) (a)	15
710	Perry Ellis International, Inc. (Textiles, Apparel & Luxury Goods) (a)	13
530	PharMerica Corp. (Health Care Providers & Services) (a)	12

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
740	PHI, Inc. (Energy Equipment & Services) (a)	$14
420	Phibro Animal Health Corp., Class – A (Pharmaceuticals)	11
4,355	Phillips 66 (Oil, Gas & Consumable Fuels)	377
1,640	Pier 1 Imports, Inc. (Specialty Retail)	11
740	Pilgrim’s Pride Corp. (Food Products) (a)	19
270	Plantronics, Inc. (Communications Equipment)	11
270	Plexus Corp. (Electronic Equipment, Instruments & Components) (a)	11
530	Polaris Industries, Inc. (Leisure Products)	52
2,323	Praxair, Inc. (Chemicals)	267
330	Premier, Inc., Class – A (Health Care Providers & Services) (a)	11
210	Prestige Brands Holdings, Inc. (Pharmaceuticals) (a)	11
360	Prosperity Bancshares, Inc. (Banks)	17
660	QAD, Inc., Class – A (Software)	14
990	Quad Graphics, Inc. (Commercial Services & Supplies)	13
570	Quanta Services, Inc. (Construction & Engineering) (a)	13
1,152	Quest Diagnostics, Inc. (Health Care Providers & Services)	82
760	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	12
1,614	Rackspace Hosting, Inc. (Internet Software & Services) (a)	35
2,453	Raytheon Co. (Aerospace & Defense)	301
1,472	Red Hat, Inc. (Software) (a)	110
260	Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure) (a)	17
210	Regal-Beloit Corp. (Electrical Equipment)	13
670	Rent-A-Center, Inc. (Specialty Retail)	11
420	Repligen Corp. (Biotechnology) (a)	11
1,130	ResMed, Inc. (Health Care Equipment & Supplies)	65
810	Retrophin, Inc. (Biotechnology) (a)	11
6,642	Reynolds American, Inc. (Tobacco)	334
5,360	Rigel Pharmaceuticals, Inc. (Biotechnology) (a)	11
1,220	RLJ Lodging Trust (Real Estate Investment Trusts)	28
1,084	Robert Half International, Inc. (Professional Services)	50
1,065	Rockwell Collins, Inc. (Aerospace & Defense)	98
757	Rollins, Inc. (Commercial Services & Supplies)	21
813	Roper Industries, Inc. (Industrial Conglomerates)	149
3,329	Ross Stores, Inc. (Specialty Retail)	193
1,130	RPX Corp. (Professional Services) (a)	13
740	Rush Enterprises, Inc., Class – A (Trading Companies & Distributors) (a)	13
460	Ryder System, Inc. (Road & Rail)	30
490	Sabre Corp. (IT Services)	14
890	Sagent Pharmaceuticals, Inc. (Pharmaceuticals) (a)	11
450	Sanmina Corp. (Electronic Equipment, Instruments & Components) (a)	11
4,240	Santander Consumer USA Holdings, Inc. (Consumer Finance) (a)	45

Shares	Security Description	Value (000)
	United States (continued)
1,149	SCANA Corp. (Multi-Utilities)	$80
260	ScanSource, Inc. (Electronic Equipment, Instruments & Components) (a)	10
290	Science Applications International Corp. (IT Services)	15
736	Scripps Networks Interactive, Class – A (Media)	48
1,210	Select Income REIT (Real Estate Investment Trusts)	28
950	Select Medical Holdings Corp. (Health Care Providers & Services) (a)	11
560	Seneca Foods Corp., Class – A (Food Products) (a)	19
350	Sinclair Broadcast Group, Inc., Class – A (Media)	11
462	Snap-on, Inc. (Machinery)	73
550	Sonic Automotive, Inc., Class – A (Specialty Retail)	10
810	Sonoco Products Co. (Containers & Packaging)	39
1,790	SpartanNash Co. (Food & Staples Retailing)	54
1,800	Spectrum Pharmaceuticals, Inc. (Biotechnology) (a)	11
830	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure)	16
587	Spirit Airlines, Inc. (Airlines) (a)	28
1,230	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	36
1,240	Stanley Black & Decker, Inc. (Machinery)	131
5,156	Staples, Inc. (Specialty Retail)	57
12,066	Starbucks Corp. (Hotels, Restaurants & Leisure)	721
810	Steelcase, Inc., Class – A (Commercial Services & Supplies)	12
1,420	Stein Mart, Inc. (Specialty Retail)	10
420	Stepan Co. (Chemicals)	23
2,060	Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	29
250	Surgical Care Affiliates, Inc. (Health Care Providers & Services) (a)	12
610	SurModics, Inc. (Health Care Equipment & Supplies) (a)	11
470	Sykes Enterprises, Inc. (IT Services) (a)	14
110	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	10
290	Syntel, Inc. (IT Services) (a)	14
4,771	Sysco Corp. (Food & Staples Retailing)	223
2,091	T. Rowe Price Group, Inc. (Capital Markets)	153
2,142	TD Ameritrade Holdg Corp. (Capital Markets)	68
130	Tech Data Corp. (Electronic Equipment, Instruments & Components) (a)	10
490	TeleTech Holdings, Inc. (IT Services)	14
370	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	11
1,492	Teradata Corp. (IT Services) (a)	39
8,370	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	481
1,374	The ADT Corp. (Commercial Services & Supplies)	57
310	The Buckle, Inc. (Specialty Retail)	10
1,055	The Clorox Co. (Household Products)	133
26,796	The Coca-Cola Co. (Beverages)	1,243
289	The Dun & Bradstreet Corp. (Professional Services)	30

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
500	The Ensign Group, Inc. (Health Care Providers & Services)	$11
1,685	The Estee Lauder Cos., Inc., Class – A (Personal Products)	159
540	The Finish Line, Inc., Class – A (Specialty Retail)	11
480	The Greenbrier Cos., Inc. (Machinery)	13
962	The J.M. Smucker Co. (Food Products)	125
4,760	The Kraft Heinz Co. (Food Products)	375
7,880	The Kroger Co. (Food & Staples Retailing)	301
2,199	The McGraw-Hill Cos., Inc. (Diversified Financial Services)	218
463	The Middleby Corp. (Machinery) (a)	49
14,705	The Procter & Gamble Co. (Household Products)	1,210
652	The Sherwin-Williams Co. (Chemicals)	186
7,303	The Southern Co. (Electric Utilities)	378
12,582	The Walt Disney Co. (Media)	1,249
3,201	Thermo Electron Corp. (Life Sciences Tools & Services)	453
912	Tiffany & Co. (Specialty Retail)	67
1,540	Tilly’s, Inc., Class – A (Specialty Retail) (a)	10
690	Time, Inc. (Media)	11
1,780	TiVo, Inc. (Software) (a)	17
1,100	Tractor Supply Co. (Specialty Retail)	100
1,020	Travelport Worldwide Ltd. (IT Services)	14
1,770	Travelzoo, Inc. (Internet Software & Services) (a)	14
640	TriCo Bancshares (Banks)	16
2,087	Trimble Navigation Ltd. (Electronic Equipment, Instruments & Components) (a)	52
660	Trinseo SA (Chemicals) (a)	24
400	Triumph Group, Inc. (Aerospace & Defense)	13
710	Trustmark Corp. (Banks)	16
1,630	TTM Technologies, Inc. (Electronic Equipment, Instruments & Components) (a)	11
850	Tutor Perini Corp. (Construction & Engineering) (a)	13
230	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	11
514	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	100
1,020	Umpqua Holdings Corp. (Banks)	16
1,440	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	122
560	Unifi, Inc. (Textiles, Apparel & Luxury Goods) (a)	13
110	UniFirst Corp. (Commercial Services & Supplies)	12
720	Union Bankshares Corp. (Banks)	18
7,045	Union Pacific Corp. (Road & Rail)	560
1,340	United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	17
6,731	United Technologies Corp. (Aerospace & Defense)	673
940	Unitil Corp. (Multi-Utilities)	40
320	Universal Corp. (Tobacco)	18
3,700	Universal Insurance Holdings, Inc. (Insurance)	66
860	Univest Corp. of Pennsylvania (Banks)	17

Shares	Security Description	Value (000)
	United States (continued)
2,723	V.F. Corp. (Textiles, Apparel & Luxury Goods)	$176
1,440	Vanda Pharmaceuticals, Inc. (Biotechnology) (a)	12
800	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	64
910	VASCO Data Security International, Inc. (Software) (a)	14
662	VCA Antech, Inc. (Health Care Providers & Services) (a)	38
610	Vectrus, Inc. (Aerospace & Defense) (a)	14
340	Veritiv Corp. (Trading Companies & Distributors) (a)	13
1,720	Virtu Financial, Inc., Class – A (Capital Markets)	38
410	Virtusa Corp. (IT Services) (a)	15
15,744	Visa, Inc., Class – A (IT Services)	1,205
830	Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	10
770	Vishay Precision Group, Inc. (Electronic Equipment, Instruments & Components) (a)	11
660	VMware, Inc., Class – A (Software) (a)	35
410	VWR Corp. (Life Sciences Tools & Services) (a)	11
501	W.W. Grainger, Inc. (Trading Companies & Distributors)	117
1,000	Wabash National Corp. (Machinery) (a)	13
776	Wabtec Corp. (Machinery)	62
12,700	Wal-Mart Stores, Inc. (Food & Staples Retailing)	870
667	Waters Corp. (Life Sciences Tools & Services) (a)	88
710	Web.com Group, Inc. (Internet Software & Services) (a)	14
240	WESCO International, Inc. (Trading Companies & Distributors) (a)	13
570	West Corp. (Commercial Services & Supplies)	13
4,158	Western Union Co. (IT Services)	80
170	WEX, Inc. (IT Services) (a)	14
2,642	Whole Foods Market, Inc. (Food & Staples Retailing)	82
740	Williams-Sonoma, Inc. (Specialty Retail)	41
380	Wintrust Financial Corp. (Banks)	17
730	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	13
876	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	43
4,076	Xcel Energy, Inc. (Electric Utilities)	170
2,080	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	99
1,453	Xylem, Inc. (Machinery)	59
7,552	Yahoo!, Inc. (Internet Software & Services) (a)	279

		53,628

	Total Common Stocks	120,794

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stock — 0.05%
	Germany — 0.05%
734	Bayerische Motoren Werke AG – Preferred (Automobiles)	$59

	Total Preferred Stock	59

	Mutual Funds — 0.17%
13,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (b)	13
188,000	SSgA Treasury Money Market Fund, 0.00% (b)	188

	Total Mutual Funds	201

	Total Investments (cost $126,505) — 99.46%	121,054
	Other assets in excess of liabilities — 0.54%	655

	Net Assets — 100.00%	$121,709

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The ESG Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The ESG Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	54.10%	45.14%	99.24%
Preferred Stock	0.05%	—	0.05%
Mutual Fund	0.01%	0.16%	0.17%
Other Assets (Liabilities)	0.51%	0.03%	0.54%

Total Net Assets	54.67%	45.33%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.04%
	Australia — 4.74%
9,612	Alumina Ltd. (Metals & Mining)	$10
7,994	Aurizon Holdings Ltd. (Road & Rail)	24
3,248	AusNet Services (Electric Utilities)	4
4,053	Australia & New Zealand Banking Group Ltd. (Banks)	73
525	Bank of Queensland Ltd. (Banks)	5
630	Bendigo & Adelaide Bank Ltd. (Banks)	4
11,054	BHP Billiton Ltd. (Metals & Mining)	143
2,441	Commonwealth Bank of Australia (Banks)	140
1,844	Dexus Property Group (Real Estate Investment Trusts)	11
3,388	Insurance Australia Group Ltd. (Insurance)	14
279	Macquarie Group Ltd. (Capital Markets)	14
7,282	Mirvac Group (Real Estate Investment Trusts)	11
3,760	National Australia Bank Ltd. (Banks)	76
7,919	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	31
1,815	Rio Tinto Ltd. (Metals & Mining)	59
4,620	Stockland Trust Group (Real Estate Investment Trusts)	15
1,837	Suncorp Group Ltd. (Insurance)	17
8,551	Telstra Corp. Ltd. (Diversified Telecommunication Services)	35
6,134	Vicinity Centres (Real Estate Investment Trusts)	15
4,635	Westpac Banking Corp. (Banks)	108
3,065	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	61
4,434	Woolworths Ltd. (Food & Staples Retailing)	75

		945

	Austria — 0.05%
48	ANDRITZ AG (Machinery)	3
144	OMV AG (Oil, Gas & Consumable Fuels)	4
73	Voestalpine AG (Metals & Mining)	2

		9

	Belgium — 0.67%
764	Anheuser-Busch InBev NV (Beverages)	96
219	Belgacom SA (Diversified Telecommunication Services)	7
59	Groupe Bruxelles Lambert SA (Diversified Financial Services)	5
182	KBC Groep NV (Banks)	9
160	Solvay SA (Chemicals)	16

		133

	Bermuda — 0.05%
100	Aircastle Ltd. (Trading Companies & Distributors)	2
160	Aspen Insurance Holdings Ltd. (Insurance)	8

		10

	Canada — 0.01%
120	GSI Group, Inc. (Electronic Equipment, Instruments & Components) (a)	2

	Cayman Islands — 0.05%
70	Fresh Del Monte Produce, Inc. (Food Products)	3

Shares	Security Description	Value (000)
	Cayman Islands (continued)
120	Herbalife Ltd. (Personal Products) (a)	$7

		10

	Curaçao — 0.78%
2,122	Schlumberger Ltd. (Energy Equipment & Services)	156

	Denmark — 0.92%
30	A.P. Moller – Maersk A/S, Class – A (Marine)	38
65	A.P. Moller – Maersk A/S, Class – B (Marine)	86
677	ISS A/S (Commercial Services & Supplies)	27
5,221	TDC A/S (Diversified Telecommunication Services)	26
383	Tryg A/S (Insurance)	7

		184

	Finland — 0.37%
190	Elisa Oyj (Diversified Telecommunication Services)	7
463	Fortum Oyj (Electric Utilities)	7
369	Metso Oyj (Machinery)	9
414	Nokian Renkaat Oyj (Auto Components)	15
1,169	Stora Enso Oyj, R Shares (Paper & Forest Products)	10
1,341	UPM-Kymmene Oyj (Paper & Forest Products)	25

		73

	France — 4.13%
1,975	AXA SA (Insurance)	46
1,046	BNP Paribas (Banks)	54
556	Bouygues SA (Construction & Engineering)	23
212	Casino Guichard-Perrachon SA (Food & Staples Retailing)	12
173	CNP Assurances (Insurance)	3
1,339	Compagnie de Saint-Gobain (Building Products)	59
1,050	Credit Agricole SA (Banks)	11
715	Edenred (Commercial Services & Supplies)	14
1,922	ENGIE (Multi-Utilities)	29
489	Eutelsat Communications (Media)	16
42	Fonciere des Regions (Real Estate Investment Trusts)	4
46	Gecina SA (Real Estate Investment Trusts)	6
53	Icade (Real Estate Investment Trusts)	4
341	Klepierre (Real Estate Investment Trusts)	16
315	Lagardere SCA (Media)	8
893	Natixism SA (Banks)	4
2,896	Orange (Diversified Telecommunication Services)	51
976	Rexel SA (Trading Companies & Distributors)	14
1,865	Schneider Electric SA (Electrical Equipment)	118
711	Societe Generale (Banks)	26
426	Suez Environnement Co. (Multi-Utilities)	8
333	Technip SA (Energy Equipment & Services)	18
3,354	Total SA (Oil, Gas & Consumable Fuels)	152
149	Unibail-Rodamco SE (Real Estate Investment Trusts)	42
649	Veolia Environnement (Multi-Utilities)	16

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
3,298	Vivendi (Media)	$70

		824

	Germany — 4.27%
451	Allianz SE (Insurance)	73
114	Axel Springer AG (Media)	6
1,740	BASF SE (Chemicals)	131
844	Bayerische Motoren Werke AG (Automobiles)	77
1,886	Daimler AG, Registered Shares (Automobiles)	145
2,509	Deutsche Post AG (Air Freight & Logistics)	70
4,222	Deutsche Telekom AG (Diversified Telecommunication Services)	76
2,592	E.ON AG (Multi-Utilities)	25
366	Evonik Industries AG (Chemicals)	11
177	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	12
78	MAN SE (Machinery)	8
447	Metro AG (Food & Staples Retailing)	14
161	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	33
564	ProSiebenSat.1 Media AG (Media)	29
624	RWE AG (Multi-Utilities)	8
1,225	Siemens AG (Industrial Conglomerates)	130
734	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	4

		852

	Hong Kong — 1.81%
2,000	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	16
20,500	BOC Hong Kong (Holdings) Ltd. (Banks)	61
6,500	CLP Holdings Ltd. (Electric Utilities)	59
12,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	23
2,700	Hang Seng Bank Ltd. (Banks)	48
15,000	HK Electric Investments Ltd. (Electric Utilities)	13
11,000	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	15
4,000	Hysan Development Co. (Real Estate Management & Development)	17
50,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	30
304	Michael Kors Holdings Ltd. (Textiles, Apparel & Luxury Goods) (a)	17
19,000	PCCW Ltd. (Diversified Telecommunication Services)	12
4,000	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	43
2,600	Swire Properties Ltd. (Real Estate Management & Development)	7

		361

	Ireland (Republic of) — 0.14%
977	CRH PLC (Construction Materials)	28

	Israel — 0.36%
16,382	Israel Chemicals Ltd. (Chemicals)	71

	Italy — 0.65%
541	Assicurazioni Generali SpA (Insurance)	8

Shares	Security Description	Value (000)
	Italy (continued)
636	Atlantia SpA (Transportation Infrastructure)	$18
4,449	Enel SpA (Electric Utilities)	19
4,316	Eni SpA (Oil, Gas & Consumable Fuels)	66
453	Intesa Sanpaolo SpA (Banks)	1
1,356	Snam Rete Gas SpA (Gas Utilities)	8
3,759	Telecom Italia SpA (Diversified Telecommunication Services)	3
964	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	6
530	UnipolSai SpA (Insurance)	1

		130

	Japan — 12.32%
100	Aeon Credit Service Co. Ltd. (Consumer Finance)	2
700	Aisin Seiki Co. Ltd. (Auto Components)	26
1,300	Amada Holdings Co. Ltd. (Machinery)	13
4,000	Asahi Glass Co. Ltd. (Building Products)	22
5,000	Asahi Kasei Corp. (Chemicals)	34
200	Benesse Holdings, Inc. (Diversified Consumer Services)	6
1,000	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	6
2,000	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	18
1,000	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	28
1,800	Denso Corp. (Auto Components)	73
2,000	Fuji Electric Co. Ltd. (Electrical Equipment)	7
2,300	Fuji Heavy Industries Ltd. (Automobiles)	81
6,000	Fujitsu Ltd. (IT Services)	22
400	Hitachi Chemical Co. Ltd. (Chemicals)	7
400	Hitachi Construction Machinery Co. Ltd. (Machinery)	6
19,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	89
2,000	Hokuhoku Financial Group, Inc. (Banks)	3
5,600	Honda Motor Co. Ltd. (Automobiles)	154
400	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	7
5,000	IHI Corp. (Machinery)	11
6,000	ITOCHU Corp. (Trading Companies & Distributors)	74
200	ITOCHU Techno-Solutions Corp. (IT Services)	4
1,800	JFE Holdings, Inc. (Metals & Mining)	24
700	JSR Corp. (Chemicals)	10
8,300	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	32
6,000	Kawasaki Heavy Industries Ltd. (Machinery)	17
3,100	KDDI Corp. (Wireless Telecommunication Services)	83
12,000	Kobe Steel Ltd. (Metals & Mining)	11
3,500	Komatsu Ltd. (Machinery)	60
1,800	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	15
1,400	Kuraray Co. Ltd. (Chemicals)	17
1,100	Kyocera Corp. (Electronic Equipment, Instruments & Components)	48
200	Lawson, Inc. (Food & Staples Retailing)	17
200	Miraca Holdings, Inc. (Health Care Providers & Services)	8

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
5,200	Mitsubishi Corp. (Trading Companies & Distributors)	$87
8,000	Mitsubishi Electric Corp. (Electrical Equipment)	84
5,000	Mitsubishi Materials Corp. (Metals & Mining)	14
6,500	Mitsui & Co. Ltd. (Trading Companies & Distributors)	75
4,000	Mitsui O.S.K. Lines Ltd. (Marine)	8
30,200	Mizuho Financial Group, Inc. (Banks)	45
600	MS&AD Insurance Group Holdings, Inc. (Insurance)	17
2,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	10
3	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	7
2,800	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	54
1,200	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	52
7,000	Nippon Yusen Kabushiki Kaisha (Marine)	14
9,600	Nissan Motor Co. Ltd. (Automobiles)	89
200	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	4
2,400	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	54
700	OMRON Corp. (Electronic Equipment, Instruments & Components)	21
3,000	Osaka Gas Co. Ltd. (Gas Utilities)	12
1,400	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	51
7,100	Panasonic Corp. (Household Durables)	66
2,900	Resona Holdings, Inc. (Banks)	10
400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	17
200	Sankyo Co. Ltd. (Leisure Products)	7
200	Sanrio Co. Ltd. (Specialty Retail)	4
800	Sega Sammy Holdings, Inc. (Leisure Products)	9
1,400	Sekisui Chemical Co. Ltd. (Household Durables)	17
2,200	Sekisui House Ltd. (Household Durables)	37
800	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	7
400	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	11
4,200	Sumitomo Corp. (Trading Companies & Distributors)	42
2,000	Sumitomo Heavy Industries Ltd. (Machinery)	8
2,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	20
1,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	49
4,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	12
4,000	Taiheiyo Cement Corp. (Construction Materials)	9
2,400	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	109
1,000	The Chiba Bank Ltd. (Banks)	5
1,000	The Joyo Bank Ltd. (Banks)	3
1,000	The Shizuoka Bank Ltd. (Banks)	7
500	THK Co. Ltd. (Machinery)	9

Shares	Security Description	Value (000)
	Japan (continued)
900	Tokio Marine Holdings, Inc. (Insurance)	$30
1,000	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	9
300	Toyoda Gosei Co. Ltd. (Auto Components)	6
3,200	Toyota Motor Corp. (Automobiles)	168
800	Toyota Tsusho Corp. (Trading Companies & Distributors)	18
700	USS Co. Ltd. (Specialty Retail)	11
2,300	Yamada Denki Co. Ltd. (Specialty Retail)	11
900	Yamaha Motor Co. Ltd. (Automobiles)	15

		2,459

	Jersey — 0.18%
2,685	Petrofac Ltd. (Energy Equipment & Services)	36

	Luxembourg — 0.17%
164	Millicom International Cellular SA (Wireless Telecommunication Services)	9
805	SES – FDR, Class – A (Media)	24

		33

	Netherlands — 0.96%
633	AEGON NV (Insurance)	3
290	Akzo Nobel NV (Chemicals)	20
60	Chicago Bridge & Iron Co. (Construction & Engineering)	2
1,161	CNH Industrial NV (Machinery)	8
56	Franks International NV (Energy Equipment & Services)	1
974	Koninklijke Ahold NV (Food & Staples Retailing)	22
102	Koninklijke Boskalis Westminster NV (Construction & Engineering)	4
1,074	Koninklijke Philips Electronics NV (Industrial Conglomerates)	31
74	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	4
148	Randstad Holding NV (Professional Services)	8
976	Reed Elsevier NV (Media)	17
2,107	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	12
1,360	Unilever NV (Personal Products)	60

		192

	New Zealand — 0.04%
396	Contact Energy Ltd. (Electric Utilities)	1
736	Fletcher Building Ltd. (Construction Materials)	5
951	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	2

		8

	Norway — 0.38%
199	Gjensidige Forsikring ASA (Insurance)	3
3,486	Statoil ASA (Oil, Gas & Consumable Fuels)	55
1,023	Telenor ASA (Diversified Telecommunication Services)	17

		75

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Panama — 0.02%
120	Banco Latinoamericano de Comercio Exterior SA, Class – E (Banks)	$3

	Portugal — 0.03%
1,521	EDP – Energias de Portugal SA (Electric Utilities)	5

	Puerto Rico — 0.03%
970	First Bancorp (Banks) (a)	3
70	Triple-S Management Corp., Class – A (Health Care Providers & Services) (a)	2

		5

	Singapore — 0.98%
7,200	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	13
5,800	CapitaCommercial Trust (Real Estate Investment Trusts)	6
6,600	CapitaMall Trust (Real Estate Investment Trusts)	10
8,600	Keppel Corp. Ltd. (Industrial Conglomerates)	38
5,500	SembCorp Industries Ltd. (Industrial Conglomerates)	12
6,700	Singapore Press Holdings Ltd. (Media)	20
22,000	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	62
2,500	United Overseas Bank Ltd. (Banks)	35

		196

	Spain — 1.59%
1,767	Abertis Infraestructuras SA (Transportation Infrastructure)	29
18,176	Banco Santander SA (Banks)	80
3,394	CaixaBank SA (Banks)	10
1,366	Corporacion Mapfre (Insurance)	3
372	Enagas (Gas Utilities)	11
611	Gas Natural SDG SA (Gas Utilities)	13
5,094	Repsol YPF SA (Oil, Gas & Consumable Fuels)	57
10,284	Telefonica SA (Diversified Telecommunication Services)	115

		318

	Sweden — 1.96%
248	Industrivarden AB, C Shares (Diversified Financial Services)	4
5,274	Nordea Bank AB (Banks)	51
6,304	Sandvik AB (Machinery)	65
2,649	Skandinaviska Enskilda Banken AB, Class – A (Banks)	25
1,593	Skanska AB, B Shares (Construction & Engineering)	36
1,569	Swedbank AB, A Shares (Banks)	34
854	Tele2 AB, B Shares (Wireless Telecommunication Services)	8
13,322	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	134
6,352	TeliaSonera AB (Diversified Telecommunication Services)	33

		390

	Switzerland — 5.64%
12,202	ABB Ltd., Registered Shares (Electrical Equipment)	237
1,779	Adecco SA, Registered Shares (Professional Services)	116
197	Garmin Ltd. (Household Durables)	8

Shares	Security Description	Value (000)
	Switzerland (continued)
2,229	Holcim Ltd., Registered Shares (Construction Materials)	$105
3,251	Nestle SA (Food Products)	242
75	Pargesa Holding SA (Diversified Financial Services)	5
34	SGS SA, Registered Shares (Professional Services)	72
61	Sulzer AG (Machinery)	6
278	Swiss Prime Site AG (Real Estate Management & Development)	25
876	Swiss Re AG (Insurance)	81
114	Swisscom AG (Diversified Telecommunication Services)	62
4,696	UBS Group AG (Capital Markets)	76
382	Zurich Financial Services AG (Insurance)	89

		1,124

	United Kingdom — 10.89%
370	Abengoa Yield PLC (Independent Power and Renewable Electricity Producers)	7
2,967	Aberdeen Asset Management PLC (Capital Markets)	11
475	Aon PLC (Insurance)	50
7,120	Aviva PLC (Insurance)	47
12,178	BHP Billiton PLC (Metals & Mining)	137
4,522	British American Tobacco PLC (Tobacco)	266
3,545	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	16
13,067	Centrica PLC (Multi-Utilities)	43
1,407	ICAP PLC (Capital Markets)	10
652	Investec PLC (Capital Markets)	5
28,546	ITV PLC (Media)	99
12,407	J Sainsbury PLC (Food & Staples Retailing)	49
16,068	Legal & General Group PLC (Insurance)	54
9,404	National Grid PLC (Multi-Utilities)	133
16,014	Old Mutual PLC (Insurance)	44
8,435	Pearson PLC (Media)	106
2,174	Persimmon PLC (Household Durables)	65
9,417	Rio Tinto PLC (Metals & Mining)	264
150	Rowan Cos. PLC, Class – A (Energy Equipment & Services)	2
5,358	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	130
5,377	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	131
8,070	Royal Mail PLC (Air Freight & Logistics)	56
2,447	SSE PLC (Electric Utilities)	52
5,496	Standard Life PLC (Insurance)	28
3,618	Tate & Lyle PLC (Food Products)	30
1,020	The Weir Group PLC (Machinery)	16
1,794	United Utilities Group PLC (Water Utilities)	24
80,339	Vodafone Group PLC (Wireless Telecommunication Services)	255
15,397	William Morrison Supermarkets PLC (Food & Staples Retailing)	44

		2,174

	United States — 44.85%
240	1-800-FLOWERS.COM, Inc., Class – A (Internet & Catalog Retail) (a)	2

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
1,059	3M Co. (Industrial Conglomerates)	$176
118	Aaron’s, Inc. (Specialty Retail)	3
1,052	Accenture PLC, Class – A (IT Services)	121
240	ACCO Brands Corp. (Commercial Services & Supplies) (a)	2
80	Aceto Corp. (Health Care Providers & Services)	2
270	Achillion Pharmaceuticals, Inc. (Biotechnology) (a)	2
80	Acorda Therapeutics, Inc. (Biotechnology) (a)	2
110	Addus HomeCare Corp. (Health Care Providers & Services) (a)	2
120	Advance Auto Parts, Inc. (Specialty Retail)	19
130	Affymetrix, Inc. (Life Sciences Tools & Services) (a)	2
70	Air Lease Corp. (Trading Companies & Distributors)	2
50	Air Methods Corp. (Health Care Providers & Services) (a)	2
360	Air Products & Chemicals, Inc. (Chemicals)	52
296	Akamai Technologies, Inc. (Internet Software & Services) (a)	16
140	Albany Molecular Research, Inc. (Life Sciences Tools & Services) (a)	2
137	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	10
50	Almost Family, Inc. (Health Care Providers & Services) (a)	2
220	Alon USA Energy, Inc. (Oil, Gas & Consumable Fuels)	2
270	Alphabet, Inc., Class – A (Internet Software & Services) (a)	206
90	AMAG Pharmaceuticals, Inc. (Biotechnology) (a)	2
60	AMC Entertainment Holdings, Inc., Class – A (Media)	2
180	American Axle & Manufacturing Holdings, Inc. (Auto Components) (a)	3
100	American Eagle Outfitters, Inc. (Specialty Retail)	2
818	American Electric Power, Inc. (Electric Utilities)	54
130	American Public Education, Inc. (Diversified Consumer Services) (a)	2
50	American Railcar Industries (Machinery)	2
1,274	Amgen, Inc. (Biotechnology)	192
50	AMN Healthcare Services, Inc. (Health Care Providers & Services) (a)	2
160	Amphastar Pharmaceuticals, Inc. (Pharmaceuticals) (a)	2
514	Amphenol Corp., Class – A (Electronic Equipment, Instruments & Components)	29
526	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	31
20	Analogic Corp. (Health Care Equipment & Supplies)	2
150	AngioDynamics, Inc. (Health Care Equipment & Supplies) (a)	2
30	Anixter International, Inc. (Electronic Equipment, Instruments & Components) (a)	2
145	ANSYS, Inc. (Software) (a)	13

Shares	Security Description	Value (000)
	United States (continued)
90	Antero Resources Corp. (Oil, Gas & Consumable Fuels) (a)	$2
444	Anthem, Inc. (Health Care Providers & Services)	61
910	Anworth Mortgage Asset Corp. (Real Estate Investment Trusts)	4
320	Apollo Residential Mortgage, Inc. (Real Estate Investment Trusts)	4
1,929	Apple, Inc. (Technology Hardware, Storage & Peripherals)	210
50	Applied Industrial Technologies, Inc. (Trading Companies & Distributors)	2
303	Aqua America, Inc. (Water Utilities)	10
510	ARC Document Solutions, Inc. (Commercial Services & Supplies) (a)	2
220	ArcBest Corp. (Road & Rail)	5
60	Argan, Inc. (Construction & Engineering)	2
60	Arista Networks, Inc. (Communications Equipment) (a)	4
280	Arthur J. Gallagher & Co. (Insurance)	12
30	Asbury Automotive Group, Inc. (Specialty Retail) (a)	2
150	Associated Banc-Corp. (Banks)	3
784	Automatic Data Processing, Inc. (IT Services)	70
49	AutoZone, Inc. (Specialty Retail) (a)	38
180	Avis Budget Group, Inc. (Road & Rail) (a)	5
160	Avista Corp. (Multi-Utilities)	7
228	Avnet, Inc. (Electronic Equipment, Instruments & Components)	9
140	AVX Corp. (Electronic Equipment, Instruments & Components)	2
50	BancFirst Corp. (Banks)	2
75	Bank of Hawaii Corp. (Banks)	4
60	Barnes Group, Inc. (Machinery)	2
180	BBCN Bancorp, Inc. (Banks)	3
270	Beazer Homes USA, Inc. (Household Durables) (a)	2
354	Becton, Dickinson & Co. (Health Care Equipment & Supplies)	54
290	Bed Bath & Beyond, Inc. (Specialty Retail) (a)	14
30	Belden, Inc. (Electronic Equipment, Instruments & Components)	1
160	Bemis Co., Inc. (Containers & Packaging)	8
80	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	1
509	Best Buy Co., Inc. (Specialty Retail)	17
150	Big 5 Sporting Goods Corp. (Specialty Retail)	2
40	Big Lots, Inc. (Multiline Retail)	2
10	Bio-Rad Laboratories, Inc., Class – A (Life Sciences Tools & Services) (a)	1
70	Bio-Techne Corp. (Life Sciences Tools & Services)	7
120	Black Box Corp. (Communications Equipment)	2
80	Black Knight Financial Services, Inc., Class – A (IT Services) (a)	2
160	Bloomin’ Brands, Inc. (Hotels, Restaurants & Leisure)	3
490	Blucora, Inc. (Internet Software & Services) (a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
70	Blue Buffalo Pet Products, Inc. (Food Products) (a)	$2
60	Bob Evans Farms, Inc. (Hotels, Restaurants & Leisure)	3
210	Boise Cascade Co. (Paper & Forest Products) (a)	4
50	BOK Financial Corp. (Banks)	3
80	Booz Allen Hamilton Holding Corp. (IT Services)	2
330	Bravo Brio Restaurant Group, Inc. (Hotels, Restaurants & Leisure) (a)	3
100	Briggs & Stratton Corp. (Machinery)	2
60	Brinker International, Inc. (Hotels, Restaurants & Leisure)	3
205	Broadridge Financial Solutions, Inc. (IT Services)	12
120	Brookdale Senior Living, Inc. (Health Care Providers & Services) (a)	2
610	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	6
197	Brown & Brown, Inc. (Insurance)	7
70	Bruker Biosciences Corp. (Life Sciences Tools & Services)	2
110	Bryn Mawr Bank Corp. (Banks)	2
246	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	19
150	Cabot Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	6
20	CACI International, Inc., Class – A (IT Services) (a)	2
230	CAI International, Inc. (Trading Companies & Distributors) (a)	2
60	Caleres, Inc. (Specialty Retail)	2
50	Cambrex Corp. (Life Sciences Tools & Services) (a)	2
289	Campbell Soup Co. (Food Products)	18
50	Capella Education Co. (Diversified Consumer Services)	3
430	Capstead Mortgage Corp. (Real Estate Investment Trusts)	4
552	Cardinal Health, Inc. (Health Care Providers & Services)	44
70	Cardtronics, Inc. (IT Services) (a)	3
108	Carlisle Cos., Inc. (Industrial Conglomerates)	11
120	Carriage Services, Inc. (Diversified Consumer Services)	3
89	Carter’s, Inc. (Textiles, Apparel & Luxury Goods)	9
50	Cass Information Systems, Inc. (IT Services)	3
370	CBL & Associates Properties, Inc. (Real Estate Investment Trusts)	4
264	CDK Global, Inc. (Software)	12
350	CECO Environmental Corp. (Commercial Services & Supplies)	2
140	Century Communities, Inc. (Household Durables) (a)	3
60	Cepheid, Inc. (Biotechnology) (a)	2
498	Cerner Corp. (Health Care Technology) (a)	26
30	Charles River Laboratories International, Inc. (Life Sciences Tools & Services) (a)	2

Shares	Security Description	Value (000)
	United States (continued)
10	Chemed Corp. (Health Care Providers & Services)	$1
170	Chesapeake Lodging Trust (Real Estate Investment Trusts)	4
310	Chimera Investment Corp. (Real Estate Investment Trusts)	4
52	Chipotle Mexican Grill, Inc. (Hotels, Restaurants & Leisure) (a)	23
60	Choice Hotels International, Inc. (Hotels, Restaurants & Leisure)	2
1,180	Ciber, Inc. (IT Services) (a)	2
154	Cintas Corp. (Commercial Services & Supplies)	15
170	Cirrus Logic, Inc. (Semiconductors & Semiconductor Equipment) (a)	6
7,338	Cisco Systems, Inc. (Communications Equipment)	208
100	Citi Trends, Inc. (Specialty Retail)	2
521	Citizens Financial Group, Inc. (Banks)	10
270	Citrix Systems, Inc. (Software) (a)	21
110	Civitas Solutions, Inc. (Health Care Providers & Services) (a)	2
80	Clearwater Paper Corp. (Paper & Forest Products) (a)	4
533	CME Group, Inc. (Diversified Financial Services)	52
461	Coach, Inc. (Textiles, Apparel & Luxury Goods)	18
1,023	Cognizant Technology Solutions Corp. (IT Services) (a)	64
1,509	Colgate-Palmolive Co. (Household Products)	107
260	Colony Capital, Inc., Class – A (Real Estate Investment Trusts)	4
150	Columbus McKinnon Corp. (Machinery)	2
147	Commerce Bancshares, Inc. (Banks)	6
80	Community Trust Bancorp, Inc. (Banks)	3
70	Comtech Telecommunications Corp. (Communications Equipment)	2
170	ConnectOne Bancorp, Inc. (Banks)	3
90	Convergys Corp. (IT Services)	2
40	Cooper-Standard Holding, Inc. (Auto Components) (a)	2
207	Copart, Inc. (Commercial Services & Supplies) (a)	8
127	Crane Co. (Machinery)	7
160	Cross Country Healthcare, Inc. (Health Care Providers & Services) (a)	2
60	CSG Systems International, Inc. (IT Services)	3
80	CSS Industries, Inc. (Household Durables)	2
1,649	CSX Corp. (Road & Rail)	42
110	CTS Corp. (Electronic Equipment, Instruments & Components)	2
133	Cullen/Frost Bankers, Inc. (Banks)	6
304	Cummins, Inc. (Machinery)	34
550	CYS Investments, Inc. (Real Estate Investment Trusts)	4
200	Dana Holding Corp. (Auto Components)	3
240	Darling Ingredients, Inc. (Food Products) (a)	3
297	DaVita Healthcare Partners, Inc. (Health Care Providers & Services) (a)	22
170	Dean Foods Co. (Food Products)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
150	Delek US Holdings, Inc. (Oil, Gas & Consumable Fuels)	$2
403	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	25
320	DHI Group, Inc. (Internet Software & Services) (a)	3
110	Diamond Resorts International, Inc. (Hotels, Restaurants & Leisure) (a)	3
440	DiamondRock Hospitality Co. (Real Estate Investment Trusts)	4
152	Dick’s Sporting Goods, Inc. (Specialty Retail)	7
20	Dillard’s, Inc., Class – A (Multiline Retail)	2
310	Diodes, Inc. (Semiconductors & Semiconductor Equipment) (a)	6
127	Dolby Laboratories, Inc., Class – A (Electronic Equipment, Instruments & Components)	5
383	Dollar Tree, Inc. (Multiline Retail) (a)	31
100	Domtar Corp. (Paper & Forest Products)	4
230	Donaldson Co., Inc. (Machinery)	7
100	Douglas Dynamics, Inc. (Machinery)	2
268	Dover Corp. (Machinery)	17
323	Dr. Pepper Snapple Group, Inc. (Beverages)	29
64	Dril-Quip, Inc. (Energy Equipment & Services) (a)	4
80	DST Systems, Inc. (IT Services)	9
130	DXP Enterprises, Inc. (Trading Companies & Distributors) (a)	2
650	Dynex Capital, Inc. (Real Estate Investment Trusts)	4
440	EarthLink Holdings Corp. (Internet Software & Services)	2
194	Eaton Vance Corp. (Capital Markets)	7
40	EchoStar Corp., Class – A (Communications Equipment) (a)	2
442	Ecolab, Inc. (Chemicals)	49
363	Edwards Lifesciences Corp. (Health Care Equipment & Supplies) (a)	32
190	Electro Rent Corp. (Electronic Equipment, Instruments & Components)	2
60	Emergent BioSolutions, Inc. (Biotechnology) (a)	2
250	Empire State Realty Trust, Inc., Class – A (Real Estate Investment Trusts)	4
260	Encore Capital Group, Inc. (Consumer Finance) (a)	7
40	EnerSys (Electrical Equipment)	2
100	Ennis, Inc. (Commercial Services & Supplies)	2
460	Entegris, Inc. (Semiconductors & Semiconductor Equipment) (a)	6
170	Entercom Communications Corp. (Media) (a)	2
90	Envision Healthcare Holdings, Inc. (Health Care Providers & Services) (a)	2
20	ePlus, Inc. (Electronic Equipment, Instruments & Components) (a)	2
260	Era Group, Inc. (Energy Equipment & Services) (a)	2
70	Essendant, Inc. (Commercial Services & Supplies)	2
100	Exactech, Inc. (Health Care Equipment & Supplies) (a)	2

Shares	Security Description	Value (000)
	United States (continued)
317	Expeditors International of Washington, Inc. (Air Freight & Logistics)	$15
1,125	Express Scripts Holding Co. (Health Care Providers & Services) (a)	76
2,439	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	204
125	F5 Networks, Inc. (Communications Equipment) (a)	13
67	FactSet Research Systems, Inc. (Diversified Financial Services)	10
280	FairPoint Communications, Inc. (Diversified Telecommunication Services) (a)	4
487	Fastenal Co. (Trading Companies & Distributors)	25
70	Federal Agricultural Mortgage Corp., Class – C (Thrifts & Mortgage Finance)	3
170	Federal Signal Corp. (Machinery)	2
580	FelCor Lodging Trust, Inc. (Real Estate Investment Trusts)	6
140	First Community Bancshares, Inc. (Banks)	3
80	First Financial Corp. (Banks)	3
90	First Interstate BancSystem, Inc., Class – A (Banks)	3
130	First NBC Bank Holding Co. (Banks) (a)	3
500	First Potomac Realty Trust (Real Estate Investment Trusts)	5
241	First Republic Bank (Banks)	15
395	Fiserv, Inc. (IT Services) (a)	41
130	Flagstar Bancorp, Inc. (Thrifts & Mortgage Finance) (a)	2
152	FleetCor Technologies, Inc. (IT Services) (a)	23
229	Fluor Corp. (Construction & Engineering)	13
381	FMC Technologies, Inc. (Energy Equipment & Services) (a)	10
70	Forrester Research, Inc. (IT Services)	2
123	Fossil Group, Inc. (Textiles, Apparel & Luxury Goods) (a)	5
652	Franklin Resources, Inc. (Capital Markets)	25
430	Franklin Street Properties Corp. (Real Estate Investment Trusts)	5
150	Freightcar America, Inc. (Machinery)	2
186	GameStop Corp., Class – A (Specialty Retail)	6
120	Gannett, Inc. Com (Media)	2
400	Gap, Inc. (Specialty Retail)	12
50	GATX Corp. (Trading Companies & Distributors)	2
993	General Mills, Inc. (Food Products)	63
92	Genesee & Wyoming, Inc., Class – A (Road & Rail) (a)	6
257	Genuine Parts Co. (Distributors)	26
80	Globus Medical, Inc., Class – A (Health Care Equipment & Supplies) (a)	2
60	GNC Holdings, Inc., Class – A (Specialty Retail)	2
70	Great Southern Bancorp, Inc. (Banks)	3
100	Great Western Bancorp, Inc. (Banks)	3
160	Green Plains, Inc. (Oil, Gas & Consumable Fuels)	3
130	Greif, Inc., Class – A (Containers & Packaging)	4
30	Group 1 Automotive, Inc. (Specialty Retail)	2
1,420	Halliburton Co. (Energy Equipment & Services)	52

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
70	Halyard Health, Inc. (Health Care Equipment & Supplies) (a)	$2
110	Hancock Holding Co. (Banks)	3
690	Harte-Hanks, Inc. (Media)	2
90	Haverty Furniture Cos., Inc. (Specialty Retail)	2
200	Hawaiian Electric Industries, Inc. (Electric Utilities)	6
50	HealthSouth Corp. (Health Care Providers & Services)	2
180	Healthways, Inc. (Health Care Providers & Services) (a)	2
80	Heartland Financial USA, Inc. (Banks)	2
138	Henry Schein, Inc. (Health Care Providers & Services) (a)	24
150	Heritage Financial Corp. (Banks)	3
239	Hershey Co. (Food Products)	22
160	Hexcel Corp. (Aerospace & Defense)	8
40	Hill-Rom Holdings, Inc. (Health Care Equipment & Supplies)	2
140	Hilltop Holdings, Inc. (Banks) (a)	3
130	HomeStreet, Inc. (Thrifts & Mortgage Finance) (a)	3
448	Hormel Foods Corp. (Food Products)	19
170	Hospitality Properties Trust (Real Estate Investment Trusts)	5
100	Hubbell, Inc. (Electrical Equipment)	10
30	Hyster-Yale Materials Handling, Inc., Class – A (Machinery)	2
50	IBERIABANK Corp. (Banks)	3
60	ICF International, Inc. (Professional Services) (a)	2
128	IDEX Corp. (Machinery)	11
153	IDEXX Laboratories, Inc. (Health Care Equipment & Supplies) (a)	12
280	IDT Corp. (Diversified Telecommunication Services)	5
111	IHS, Inc., Class – A (Professional Services) (a)	15
500	Illinois Tool Works, Inc. (Machinery)	52
60	Impax Laboratories, Inc. (Pharmaceuticals) (a)	2
260	InfraREIT, Inc. (Real Estate Investment Trusts)	4
90	Innospec, Inc. (Chemicals)	4
60	Insight Enterprises, Inc. (Electronic Equipment, Instruments & Components) (a)	2
6,386	Intel Corp. (Semiconductors & Semiconductor Equipment)	207
110	International Bancshares Corp. (Banks)	3
1,409	International Business Machines Corp. (IT Services)	214
139	International Flavors & Fragrances, Inc. (Chemicals)	16
70	International Speedway Corp., Class – A (Hotels, Restaurants & Leisure)	3
190	Interval Leisure Group, Inc. (Hotels, Restaurants & Leisure)	3
320	Intrawest Resorts Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	3
461	Intuit, Inc. (Software)	48
370	Invesco Mortgage Capital (Real Estate Investment Trusts)	5

Shares	Security Description	Value (000)
	United States (continued)
60	IPG Photonics Corp. (Electronic Equipment, Instruments & Components) (a)	$5
190	Isle of Capri Casino (Hotels, Restaurants & Leisure) (a)	3
40	j2 Global, Inc. (Internet Software & Services)	2
90	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	2
138	Jack Henry & Associates, Inc. (IT Services)	12
212	Jacobs Engineering Group, Inc. (Construction & Engineering) (a)	10
81	John Wiley & Sons, Inc., Class – A (Media)	4
20	Juno Therapeutics, Inc. (Biotechnology) (a)	1
170	KB Home (Household Durables)	3
150	KBR, Inc. (Construction & Engineering)	2
120	Kelly Services, Inc., Class – A (Professional Services)	2
260	Kemper Corp. (Insurance)	8
110	Kforce, Inc. (Professional Services)	2
140	Kimball Electronics, Inc. (Electronic Equipment, Instruments & Components) (a)	2
612	Kimberly-Clark Corp. (Household Products)	82
150	Kindred Healthcare, Inc. (Health Care Providers & Services)	2
319	Kohl’s Corp. (Multiline Retail)	15
169	Laboratory Corp. of America Holdings (Health Care Providers & Services) (a)	20
260	Lakeland Bancorp, Inc. (Banks)	3
60	Landauer, Inc. (Health Care Providers & Services)	2
77	Landstar System, Inc. (Road & Rail)	5
100	Lannett Co., Inc. (Pharmaceuticals) (a)	2
140	LegacyTexas Financial Group, Inc. (Banks)	3
50	Leidos Holdings, Inc. (IT Services)	3
50	Lexmark International, Inc., Class – A (Technology Hardware, Storage & Peripherals)	2
90	LGI Homes, Inc. (Household Durables) (a)	2
50	LHC Group, Inc. (Health Care Providers & Services) (a)	2
120	Libbey, Inc. (Household Durables)	2
30	LifePoint Hospitals, Inc. (Health Care Providers & Services) (a)	2
128	Lincoln Electric Holdings, Inc. (Machinery)	7
396	Linear Technology Corp. (Semiconductors & Semiconductor Equipment)	18
20	Lithia Motors, Inc. (Specialty Retail)	2
513	LKQ Corp. (Distributors) (a)	16
183	Lululemon Athletica, Inc. (Textiles, Apparel & Luxury Goods) (a)	12
86	Lumentum Holdings, Inc. (Communications Equipment) (a)	2
100	Luminex Corp. (Life Sciences Tools & Services) (a)	2
120	MacroGenics, Inc. (Biotechnology) (a)	2
30	Magellan Health Services, Inc. (Health Care Providers & Services) (a)	2
170	Marcus & Millichap, Inc. (Real Estate Management & Development) (a)	4
140	Marcus Corp. (Hotels, Restaurants & Leisure)	3
40	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
896	Marsh & McLennan Cos., Inc. (Insurance)	$55
1,671	MasterCard, Inc., Class – A (IT Services)	158
150	Materion Corp. (Metals & Mining)	4
50	MAXIMUS, Inc. (IT Services)	3
210	McCormick & Co., Inc. (Food Products)	21
1,605	McDonald’s Corp. (Hotels, Restaurants & Leisure)	201
80	McGrath RentCorp (Commercial Services & Supplies)	2
382	McKesson Corp. (Health Care Providers & Services)	59
340	MDU Resources Group, Inc. (Multi-Utilities)	7
314	Mead Johnson Nutrition Co. (Food Products)	27
153	MEDNAX, Inc. (Health Care Providers & Services) (a)	10
120	Mentor Graphics Corp. (Software)	2
40	Meredith Corp. (Media)	2
100	Merit Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	2
300	Meritor, Inc. (Machinery) (a)	2
60	Methode Electronics, Inc. (Electronic Equipment, Instruments & Components)	2
44	Mettler-Toledo International, Inc. (Life Sciences Tools & Services) (a)	15
360	MGIC Investment Corp. (Thrifts & Mortgage Finance) (a)	3
3,787	Microsoft Corp. (Software)	210
10	MicroStrategy, Inc., Class – A (Software) (a)	2
240	MiMedx Group, Inc. (Biotechnology) (a)	2
30	Molina Heathcare, Inc. (Health Care Providers & Services) (a)	2
259	Molson Coors Brewing Co., Class – B (Beverages)	25
230	Momenta Pharmaceuticals, Inc. (Biotechnology) (a)	2
760	Monster Worldwide, Inc. (Internet Software & Services) (a)	2
50	Moog, Inc., Class – A (Aerospace & Defense) (a)	2
33	Morningstar, Inc. (Diversified Financial Services)	3
70	Movado Group, Inc. (Textiles, Apparel & Luxury Goods)	2
80	MSC Industrial Direct Co., Inc., Class – A (Trading Companies & Distributors)	6
140	National Fuel Gas Co. (Gas Utilities)	7
30	National Healthcare Corp. (Health Care Providers & Services)	2
185	National Instruments Corp. (Electronic Equipment, Instruments & Components)	5
647	National Oilwell Varco, Inc. (Energy Equipment & Services)	20
270	Nationstar Mortgage Holdings, Inc. (Thrifts & Mortgage Finance) (a)	3
140	Navigant Consulting, Inc. (Professional Services) (a)	2
60	NCR Corp. (Technology Hardware, Storage & Peripherals) (a)	2
90	NeuStar, Inc., Class – A (IT Services) (a)	2
2,267	NIKE, Inc., Class – B (Textiles, Apparel & Luxury Goods)	140

Shares	Security Description	Value (000)
	United States (continued)
218	Nordstrom, Inc. (Multiline Retail)	$12
507	Norfolk Southern Corp. (Road & Rail)	42
350	NorthStar Realty Finance Corp. (Real Estate Investment Trusts)	5
490	NRG Yield, Inc., Class – C (Independent Power and Renewable Electricity Producers)	7
1,280	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	88
234	Oceaneering International, Inc. (Energy Equipment & Services)	8
112	Old Dominion Freight Line, Inc. (Road & Rail) (a)	8
230	Old National Bancorp (Banks)	3
170	Omega Protein Corp. (Food Products) (a)	3
720	Omnova Solutions, Inc. (Chemicals) (a)	4
170	OPKO Health, Inc. (Biotechnology) (a)	2
5,016	Oracle Corp. (Software)	205
60	Oshkosh Corp. (Machinery)	2
390	Osiris Therapeutics, Inc. (Biotechnology)	2
50	Outerwall, Inc. (Specialty Retail)	2
40	Owens & Minor, Inc. (Health Care Providers & Services)	2
30	PAREXEL International Corp. (Life Sciences Tools & Services) (a)	2
110	Park Electrochemical Corp. (Electronic Equipment, Instruments & Components)	2
141	Patterson Cos., Inc. (Health Care Providers & Services)	7
542	Paychex, Inc. (IT Services)	29
2,026	PayPal Holdings, Inc. (IT Services) (a)	78
70	PBF Energy, Inc., Class – A (Oil, Gas & Consumable Fuels)	2
70	PC Connection, Inc. (Electronic Equipment, Instruments & Components)	2
140	Peoples Bancorp, Inc. (Banks)	3
2,022	PepsiCo, Inc. (Beverages)	207
120	Perficient, Inc. (IT Services) (a)	3
120	Perry Ellis International, Inc. (Textiles, Apparel & Luxury Goods) (a)	2
90	PharMerica Corp. (Health Care Providers & Services) (a)	2
120	PHI, Inc. (Energy Equipment & Services) (a)	2
80	Phibro Animal Health Corp., Class – A (Pharmaceuticals)	2
909	Phillips 66 (Oil, Gas & Consumable Fuels)	79
280	Pier 1 Imports, Inc. (Specialty Retail)	2
120	Pilgrim’s Pride Corp. (Food Products) (a)	3
40	Plantronics, Inc. (Communications Equipment)	2
40	Plexus Corp. (Electronic Equipment, Instruments & Components) (a)	2
112	Polaris Industries, Inc. (Leisure Products)	11
478	Praxair, Inc. (Chemicals)	55
50	Premier, Inc., Class – A (Health Care Providers & Services) (a)	2
40	Prestige Brands Holdings, Inc. (Pharmaceuticals) (a)	2
60	Prosperity Bancshares, Inc. (Banks)	3
120	QAD, Inc., Class – A (Software)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
170	Quad Graphics, Inc. (Commercial Services & Supplies)	$2
100	Quanta Services, Inc. (Construction & Engineering) (a)	2
236	Quest Diagnostics, Inc. (Health Care Providers & Services)	17
130	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2
310	Rackspace Hosting, Inc. (Internet Software & Services) (a)	7
308	Red Hat, Inc. (Software) (a)	23
40	Red Robin Gourmet Burgers, Inc. (Hotels, Restaurants & Leisure) (a)	3
40	Regal-Beloit Corp. (Electrical Equipment)	3
110	Rent-A-Center, Inc. (Specialty Retail)	2
80	Repligen Corp. (Biotechnology) (a)	2
233	ResMed, Inc. (Health Care Equipment & Supplies)	13
150	Retrophin, Inc. (Biotechnology) (a)	2
1,377	Reynolds American, Inc. (Tobacco)	69
990	Rigel Pharmaceuticals, Inc. (Biotechnology) (a)	2
200	RLJ Lodging Trust (Real Estate Investment Trusts)	5
232	Robert Half International, Inc. (Professional Services)	11
172	Rollins, Inc. (Commercial Services & Supplies)	5
171	Roper Industries, Inc. (Industrial Conglomerates)	31
696	Ross Stores, Inc. (Specialty Retail)	39
190	RPX Corp. (Professional Services) (a)	2
130	Rush Enterprises, Inc., Class – A (Trading Companies & Distributors) (a)	2
80	Ryder System, Inc. (Road & Rail)	5
90	Sabre Corp. (IT Services)	3
160	Sagent Pharmaceuticals, Inc. (Pharmaceuticals) (a)	2
70	Sanmina Corp. (Electronic Equipment, Instruments & Components) (a)	2
710	Santander Consumer USA Holdings, Inc. (Consumer Finance) (a)	7
234	SCANA Corp. (Multi-Utilities)	15
40	ScanSource, Inc. (Electronic Equipment, Instruments & Components) (a)	2
153	Scripps Networks Interactive, Class – A (Media)	10
190	Select Income REIT (Real Estate Investment Trusts)	4
160	Select Medical Holdings Corp. (Health Care Providers & Services) (a)	2
90	Seneca Foods Corp., Class – A (Food Products) (a)	3
60	Sinclair Broadcast Group, Inc., Class – A (Media)	2
101	Snap-on, Inc. (Machinery)	16
90	Sonic Automotive, Inc., Class – A (Specialty Retail)	2
176	Sonoco Products Co. (Containers & Packaging)	9
300	SpartanNash Co. (Food & Staples Retailing)	9
330	Spectrum Pharmaceuticals, Inc. (Biotechnology) (a)	2
140	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure)	3
126	Spirit Airlines, Inc. (Airlines) (a)	6
253	Sprouts Farmers Market, Inc. (Food & Staples Retailing) (a)	7

Shares	Security Description	Value (000)
	United States (continued)
253	Stanley Black & Decker, Inc. (Machinery)	$28
1,073	Staples, Inc. (Specialty Retail)	12
2,509	Starbucks Corp. (Hotels, Restaurants & Leisure)	149
140	Steelcase, Inc., Class – A (Commercial Services & Supplies)	2
240	Stein Mart, Inc. (Specialty Retail)	2
70	Stepan Co. (Chemicals)	4
330	Sunstone Hotel Investors, Inc. (Real Estate Investment Trusts)	5
40	Surgical Care Affiliates, Inc. (Health Care Providers & Services) (a)	2
100	SurModics, Inc. (Health Care Equipment & Supplies) (a)	2
80	Sykes Enterprises, Inc. (IT Services) (a)	2
20	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	1
50	Syntel, Inc. (IT Services) (a)	2
988	Sysco Corp. (Food & Staples Retailing)	46
439	T. Rowe Price Group, Inc. (Capital Markets)	33
446	TD Ameritrade Holdg Corp. (Capital Markets)	14
20	Tech Data Corp. (Electronic Equipment, Instruments & Components) (a)	2
90	TeleTech Holdings, Inc. (IT Services)	2
60	Tenet Healthcare Corp. (Health Care Providers & Services) (a)	2
50	Tenneco, Inc. (Auto Components) (a)	3
312	Teradata Corp. (IT Services) (a)	8
1,734	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	100
287	The ADT Corp. (Commercial Services & Supplies)	12
50	The Buckle, Inc. (Specialty Retail)	2
220	The Clorox Co. (Household Products)	28
4,488	The Coca-Cola Co. (Beverages)	208
59	The Dun & Bradstreet Corp. (Professional Services)	6
80	The Ensign Group, Inc. (Health Care Providers & Services)	2
90	The Finish Line, Inc., Class – A (Specialty Retail)	2
80	The Greenbrier Cos., Inc. (Machinery)	2
198	The J.M. Smucker Co. (Food Products)	26
992	The Kraft Heinz Co. (Food Products)	78
1,640	The Kroger Co. (Food & Staples Retailing)	63
30	The Madison Square Garden Co., Class – A (Media) (a)	5
458	The McGraw-Hill Cos., Inc. (Diversified Financial Services)	45
99	The Middleby Corp. (Machinery) (a)	11
135	The Sherwin-Williams Co. (Chemicals)	38
1,514	The Southern Co. (Electric Utilities)	79
97	The Toro Co. (Machinery)	8
2,108	The Walt Disney Co. (Media)	208
190	Tiffany & Co. (Specialty Retail)	14
260	Tilly’s, Inc., Class – A (Specialty Retail) (a)	2
120	Time, Inc. (Media)	2
320	TiVo, Inc. (Software) (a)	3

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
230	Tractor Supply Co. (Specialty Retail)	$20
180	Travelport Worldwide Ltd. (IT Services)	2
310	Travelzoo, Inc. (Internet Software & Services) (a)	3
110	TriCo Bancshares (Banks)	3
110	Trinseo SA (Chemicals) (a)	4
70	Triumph Group, Inc. (Aerospace & Defense)	2
120	Trustmark Corp. (Banks)	3
260	TTM Technologies, Inc. (Electronic Equipment, Instruments & Components) (a)	2
150	Tutor Perini Corp. (Construction & Engineering) (a)	2
40	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	2
111	Ulta Salon, Cosmetics & Fragrance, Inc. (Specialty Retail) (a)	21
170	Umpqua Holdings Corp. (Banks)	3
300	Under Armour, Inc., Class – A (Textiles, Apparel & Luxury Goods) (a)	26
90	Unifi, Inc. (Textiles, Apparel & Luxury Goods) (a)	2
20	UniFirst Corp. (Commercial Services & Supplies)	2
120	Union Bankshares Corp. (Banks)	2
1,460	Union Pacific Corp. (Road & Rail)	116
220	United Financial Bancorp, Inc. (Thrifts & Mortgage Finance)	2
160	Unitil Corp. (Multi-Utilities)	7
50	Universal Corp. (Tobacco)	3
410	Universal Insurance Holdings, Inc. (Insurance)	7
140	Univest Corp. of Pennsylvania (Banks)	3
562	V.F. Corp. (Textiles, Apparel & Luxury Goods)	37
260	Vanda Pharmaceuticals, Inc. (Biotechnology) (a)	2
168	Varian Medical Systems, Inc. (Health Care Equipment & Supplies) (a)	13
160	VASCO Data Security International, Inc. (Software) (a)	2
136	VCA Antech, Inc. (Health Care Providers & Services) (a)	8
100	Vectrus, Inc. (Aerospace & Defense) (a)	2
60	Veritiv Corp. (Trading Companies & Distributors) (a)	2
290	Virtu Financial, Inc., Class – A (Capital Markets)	6
70	Virtusa Corp. (IT Services) (a)	3
2,760	Visa, Inc., Class – A (IT Services)	212
130	Vishay Intertechnology, Inc. (Electronic Equipment, Instruments & Components)	2
120	Vishay Precision Group, Inc. (Electronic Equipment, Instruments & Components) (a)	2
141	VMware, Inc., Class – A (Software) (a)	7
80	VWR Corp. (Life Sciences Tools & Services) (a)	2

Shares	Security Description	Value (000)
	United States (continued)
106	W.W. Grainger, Inc. (Trading Companies & Distributors)	$26
170	Wabash National Corp. (Machinery) (a)	2
159	Wabtec Corp. (Machinery)	13
2,638	Wal-Mart Stores, Inc. (Food & Staples Retailing)	181
135	Waters Corp. (Life Sciences Tools & Services) (a)	18
130	Web.com Group, Inc. (Internet Software & Services) (a)	3
40	WESCO International, Inc. (Trading Companies & Distributors) (a)	2
100	West Corp. (Commercial Services & Supplies)	2
864	Western Union Co. (IT Services)	17
30	WEX, Inc. (IT Services) (a)	3
544	Whole Foods Market, Inc. (Food & Staples Retailing)	17
150	Williams-Sonoma, Inc. (Specialty Retail)	8
60	Wintrust Financial Corp. (Banks)	3
120	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	2
139	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	7
846	Xcel Energy, Inc. (Electric Utilities)	35
430	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	20

		8,947

	Total Common Stocks	19,753

	Preferred Stock — 0.04%
	Germany — 0.04%
102	Bayerische Motoren Werke AG – Preferred (Automobiles)	8

	Total Preferred Stock	8

	Mutual Fund — 0.22%
43,000	SSgA Treasury Money Market Fund, 0.00% (b)	43

	Total Mutual Fund	43

	Total Investments (cost $18,398) — 99.30%	19,804
	Other assets in excess of liabilities — 0.70%	140

	Net Assets — 100.00%	$19,944

(a)	Represents non-income producing security.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

FDR — Fiduciary Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Catholic SRI Growth Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Catholic SRI Growth Portfolio	Cadence Capital Management, LLC	Mellon Capital Management Corporation	Total
Common Stocks	52.81%	46.23%	99.04%
Preferred Stock	0.04%	—	0.04%
Mutual Fund	0.04%	0.18%	0.22%
Other Assets (Liabilities)	0.54%	0.16%	0.70%

Total Net Assets	53.43%	46.57%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.39%
	Australia — 4.91%
525,623	Alumina Ltd. (Metals & Mining)	$524
6,187	Ansell Ltd. (Health Care Equipment & Supplies)	82
426,076	Aurizon Holdings Ltd. (Road & Rail)	1,293
173,172	AusNet Services (Electric Utilities)	198
212,068	Australia & New Zealand Banking Group Ltd. (Banks)	3,813
28,005	Bank of Queensland Ltd. (Banks)	260
33,607	Bendigo & Adelaide Bank Ltd. (Banks)	228
662,601	BHP Billiton Ltd. (Metals & Mining)	8,562
127,569	Commonwealth Bank of Australia (Banks)	7,325
103,044	Dexus Property Group (Real Estate Investment Trusts)	627
233,776	DUET Group (Multi-Utilities) *	408
38,570	Iluka Resources Ltd. (Metals & Mining)	194
180,580	Insurance Australia Group Ltd. (Insurance)	772
14,935	Macquarie Group Ltd. (Capital Markets)	756
475,515	Mirvac Group (Real Estate Investment Trusts)	705
196,368	National Australia Bank Ltd. (Banks)	3,949
8,453	Newcrest Mining Ltd. (Metals & Mining) (a)	110
78,853	Orica Ltd. (Chemicals)	929
357,698	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	1,395
12,332	Platinum Asset Management Ltd. (Capital Markets)	60
1,417	REA Group Ltd. (Media)	59
101,391	Rio Tinto Ltd. (Metals & Mining)	3,317
31,148	Seek Ltd. (Professional Services)	386
298,080	Stockland Trust Group (Real Estate Investment Trusts)	975
97,979	Suncorp Group Ltd. (Insurance)	895
13,101	Sydney Airport (Transportation Infrastructure)	67
556,527	Telstra Corp. Ltd. (Diversified Telecommunication Services)	2,273
420,103	Vicinity Centres (Real Estate Investment Trusts)	1,027
255,776	Westfield Corp. (Real Estate Investment Trusts)	1,959
247,056	Westpac Banking Corp. (Banks)	5,747
153,138	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	3,047
278,597	Woolworths Ltd. (Food & Staples Retailing)	4,719

		56,661

	Austria — 0.04%
2,164	ANDRITZ AG (Machinery)	119
9,157	OMV AG (Oil, Gas & Consumable Fuels)	257
621	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	13
3,189	Voestalpine AG (Metals & Mining)	107

		496

	Belgium — 1.01%
10,219	Ageas (Insurance)	405
50,010	Anheuser-Busch InBev NV (Beverages)	6,216
12,578	Belgacom SA (Diversified Telecommunication Services)	430
3,383	Groupe Bruxelles Lambert SA (Diversified Financial Services)	279

Shares	Security Description	Value (000)
	Belgium (continued)
31,587	KBC Groep NV (Banks)	$1,629
7,677	Solvay SA (Chemicals)	770
20,823	Telenet Group Holding NV (Media) (a)	1,054
11,844	UCB SA (Pharmaceuticals)	906

		11,689

	Bermuda — 0.05%
11,300	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	203
14,562	Seadrill Ltd. (Energy Equipment & Services) (a)	47
92,667	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	319

		569

	Brazil — 0.08%
33,380	Banco Bradesco SA, ADR (Banks)	248
35,100	Companhia Vale do Rio Doce, ADR (Metals & Mining)	110
26,900	Hypermarcas SA (Personal Products) (a)	210
28,640	Itau Unibanco Holding SA, ADR (Banks)	246
26,200	Vale SA, ADR (Metals & Mining)	110

		924

	Canada — 0.35%
5,000	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	223
1,500	Canadian National Railway Co. (Road & Rail)	94
12,401	Canadian Pacific Railway Ltd. (Road & Rail)	1,644
10,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	131
30,000	Centerra Gold, Inc. (Metals & Mining)	139
7,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	273
67,584	First Quantum Minerals Ltd. (Metals & Mining) (b)	357
29,590	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	989
12,300	Labrador Iron Ore Royalty Corp. (Metals & Mining)	111
6,700	Potash Corp. of Saskatchewan, Inc. (Chemicals)	114

		4,075

	Cayman Islands — 0.04%
8,000	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	354
38,000	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	89

		443

	China — 1.17%
9,341	Baidu, Inc., ADR (Internet Software & Services) (a)	1,783
481,610	China Mobile, Ltd. (Wireless Telecommunication Services)	5,368
60,800	China Pacific Insurance Group Co. Ltd. (Insurance)	227
3,326,382	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	3,928
5,100	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	291

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
134,500	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	$247
48,500	Ping An Insurance Group Co. of China (Insurance)	232
25,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	70
114,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	320
49,435	Tencent Holdings Ltd. (Internet Software & Services)	1,009

		13,475

	Denmark — 1.08%
834	A.P. Moller – Maersk A/S, Class – A (Marine)	1,065
2,698	A.P. Moller – Maersk A/S, Class – B (Marine)	3,540
2,310	Carlsberg A/S, Class – B (Beverages)	220
90,244	Danske Bank A/S (Banks)	2,550
5,156	Genmab A/S (Biotechnology) (a)	715
56,657	ISS A/S (Commercial Services & Supplies) ^(b)	2,275
15,913	Novo Nordisk A/S, Class – B (Pharmaceuticals)	863
191,570	TDC A/S (Diversified Telecommunication Services)	938
15,206	Tryg A/S (Insurance)	295

		12,461

	Finland — 0.38%
8,070	Elisa Oyj (Diversified Telecommunication Services)	314
16,904	Fortum Oyj (Electric Utilities)	256
13,479	Metso Oyj (Machinery) ^	322
14,646	Nokian Renkaat Oyj (Auto Components)	517
12,597	Orion Oyj, Class – B (Pharmaceuticals)	416
22,357	Sampo Oyj, Class – A (Insurance)	1,062
44,481	Stora Enso Oyj, R Shares (Paper & Forest Products)	398
62,508	UPM-Kymmene Oyj (Paper & Forest Products)	1,131

		4,416

	France — 7.34%
8,088	Arkema SA (Chemicals)	607
90,575	AXA SA (Insurance)	2,131
120,002	BNP Paribas (Banks)	6,038
32,574	Bouygues SA (Construction & Engineering)	1,329
9,876	Casino Guichard-Perrachon SA (Food & Staples Retailing)	566
7,409	CNP Assurances (Insurance)	116
61,172	Compagnie de Saint-Gobain (Building Products)	2,695
48,530	Credit Agricole SA (Banks)	526
44,174	Danone SA (Food Products)	3,142
27,903	Edenred (Commercial Services & Supplies)	542
359,766	ENGIE (Multi-Utilities)	5,583
24,144	Eutelsat Communications (Media)	780
1,986	Fonciere des Regions (Real Estate Investment Trusts)	188
2,162	Gecina SA (Real Estate Investment Trusts)	298
2,509	Icade (Real Estate Investment Trusts)	192

Shares	Security Description	Value (000)
	France (continued)
3,968	JC Decaux SA (Media)	$174
13,811	Klepierre (Real Estate Investment Trusts)	662
17,830	Lagardere SCA (Media)	474
53,964	Legrand SA (Electrical Equipment)	3,023
10,488	L’Oreal SA (Personal Products)	1,879
9,244	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	1,583
42,103	Natixism SA (Banks)	207
14,627	Numericable – SFR (Media)	616
221,541	Orange (Diversified Telecommunication Services (b)	3,880
18,887	Pernod Ricard SA (Beverages)	2,106
3,655	Renault SA (Automobiles)	363
38,537	Rexel SA (Trading Companies & Distributors)	550
9,173	Safran SA (Aerospace & Defense)	642
136,817	Sanofi-Aventis (Pharmaceuticals)	11,030
133,073	Schneider Electric SA (Electrical Equipment)	8,409
7,210	SCOR SE (Insurance)	256
36,981	Societe Generale (Banks)	1,367
19,353	Suez Environnement Co. (Multi-Utilities)	355
11,820	Technip SA (Energy Equipment & Services)	655
290,100	Total SA (Oil, Gas & Consumable Fuels) ^	13,221
7,140	Unibail-Rodamco SE (Real Estate Investment Trusts)	1,963
28,954	Veolia Environnement (Multi-Utilities)	697
156,344	Vivendi (Media)	3,286
126,889	Zodiac Aerospace (Aerospace & Defense)	2,542

		84,673

	Germany — 6.69%
29,591	Allianz SE (Insurance)	4,813
4,955	Axel Springer AG (Media)	267
102,952	BASF SE (Chemicals)	7,765
72,584	Bayer AG (Pharmaceuticals)	8,530
42,938	Bayerische Motoren Werke AG (Automobiles)	3,942
23,848	Beiersdorf AG (Personal Products)	2,153
3,565	Brenntag AG (Trading Companies & Distributors)	204
111,291	Daimler AG, Registered Shares (Automobiles)	8,529
37,704	Deutsche Bank AG (Capital Markets)	641
38,714	Deutsche Boerse AG (Diversified Financial Services)	3,303
104,983	Deutsche Post AG (Air Freight & Logistics)	2,917
191,067	Deutsche Telekom AG (Diversified Telecommunication Services)	3,429
19,240	Deutsche Wohnen AG (Real Estate Management & Development)	598
110,509	E.ON AG (Multi-Utilities)	1,061
4,770	ElringKlinger AG (Auto Components)	131
15,666	Evonik Industries AG (Chemicals)	470
4,204	Freenet AG (Wireless Telecommunication Services)	126
6,506	GEA Group AG (Machinery)	318
2,518	Hannover Rueckversicherung AG (Insurance)	293
7,621	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	500
9,158	Lanxess AG (Chemicals)	440
45,448	Linde AG (Chemicals)	6,621

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
4,004	MAN SE (Machinery)	$434
19,431	Metro AG (Food & Staples Retailing)	602
2,047	MTU Aero Engines Holding AG (Aerospace & Defense)	196
6,939	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,411
29,993	ProSiebenSat.1 Media AG (Media)	1,542
26,817	RWE AG (Multi-Utilities)	347
41,243	SAP AG (Software)	3,336
72,881	Siemens AG (Industrial Conglomerates)	7,724
15,610	TAG Immobilien AG (Real Estate Management & Development)	211
33,087	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	179
3,935	Volkswagen AG (Automobiles)	571
46,989	Vonovia SE (Real Estate Management & Development)	1,691
47,848	Wirecard AG (IT Services) ^	1,813

		77,108

	Hong Kong — 2.32%
818,180	AIA Group Ltd. (Insurance) (b)	4,636
2,600	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	205
35,600	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	279
225,055	BOC Hong Kong (Holdings) Ltd. (Banks)	672
186,000	Cathay Pacific Airways Ltd. (Airlines)	322
25,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	244
140,000	China Everbright International Ltd. (Commercial Services & Supplies)	156
546,700	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	1,625
324,500	Ck Hutchison Holdings Ltd. (Industrial Conglomerates)	4,213
154,093	CLP Holdings Ltd. (Electric Utilities)	1,394
126,000	First Pacific Co. Ltd. (Diversified Financial Services)	94
334,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
287,675	Hang Lung Properties Ltd. (Real Estate Management & Development)	550
46,406	Hang Seng Bank Ltd. (Banks)	819
213,073	HK Electric Investments Ltd. (Electric Utilities) ^	188
386,680	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	533
67,000	Hysan Development Co. (Real Estate Management & Development)	285
85,000	Kerry Properties Ltd. (Real Estate Management & Development)	233
1,240,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	734
4,200	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	69
606,483	New World Development Co. Ltd. (Real Estate Management & Development)	578

Shares	Security Description	Value (000)
	Hong Kong (continued)
504,000	PCCW Ltd. (Diversified Telecommunication Services)	$326
112,224	Power Assets Holdings Ltd. (Electric Utilities)	1,148
303,205	Sino Land Co. Ltd. (Real Estate Management & Development)	480
202,256	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2,473
86,708	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	933
98,200	Swire Properties Ltd. (Real Estate Management & Development)	265
74,004	The Bank of East Asia Ltd. (Banks)	277
295,408	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	1,752
180,970	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	989
75,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	335

		26,807

	Ireland (Republic of) — 0.86%
1,415	Allegion PLC (Building Products)	90
729,844	Bank of Ireland (Banks) (a)	212
55,217	CRH PLC (Construction Materials)	1,560
93,261	Medtronic PLC (Health Care Equipment & Supplies)	6,994
12,698	Ryanair Holdings PLC, ADR (Airlines)	1,090

		9,946

	Israel — 0.32%
76,988	Bank Leumi Le-Israel (Banks) (a)	277
197,817	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	447
886	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	152
87,970	Israel Chemicals Ltd. (Chemicals)	383
45,646	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	2,463

		3,722

	Italy — 0.68%
31,282	Assicurazioni Generali SpA (Insurance)	463
36,061	Atlantia SpA (Transportation Infrastructure)	1,000
255,112	Enel SpA (Electric Utilities)	1,131
215,358	Eni SpA (Oil, Gas & Consumable Fuels)	3,259
54,035	Intesa Sanpaolo SpA (Banks)	141
201,048	Mediaset SpA (Media)	829
77,144	Snam Rete Gas SpA (Gas Utilities)	483
215,541	Telecom Italia SpA (Diversified Telecommunication Services)	189
54,884	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	313
30,139	UnipolSai SpA (Insurance)	70

		7,878

	Japan — 16.05%
4,261	Aeon Credit Service Co. Ltd. (Consumer Finance)	101
25,824	Aisin Seiki Co. Ltd. (Auto Components)	973
41,200	Amada Holdings Co. Ltd. (Machinery)	402
50,162	Aozora Bank Ltd. (Banks)	175

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
141,229	Asahi Glass Co. Ltd. (Building Products)	$773
169,000	Asahi Kasei Corp. (Chemicals)	1,142
10,080	Benesse Holdings, Inc. (Diversified Consumer Services)	290
84,111	Bridgestone Corp. (Auto Components)	3,143
29,100	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	335
162,610	Canon, Inc. (Technology Hardware, Storage & Peripherals)	4,848
31,100	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	176
400	COSMOS Pharmaceutical Corp. (Food & Staples Retailing) ^	67
78,577	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	698
26,763	Daihatsu Motor Co. Ltd. (Automobiles)	377
88,678	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,972
4,579	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	650
36,450	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	1,026
51,000	Daiwa Securities Group, Inc. (Capital Markets)	314
63,400	Denso Corp. (Auto Components)	2,549
58,900	East Japan Railway Co. (Road & Rail)	5,084
36,157	Eisai Co. Ltd. (Pharmaceuticals)	2,176
28,900	Fanuc Ltd. (Machinery)	4,492
65,000	Fuji Electric Co. Ltd. (Electrical Equipment)	225
70,000	Fuji Heavy Industries Ltd. (Automobiles)	2,473
218,000	Fujitsu Ltd. (IT Services)	807
29,886	Fukuoka Financial Group, Inc. (Banks)	97
25,900	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	715
2,296	Hikari Tsushin, Inc. (Specialty Retail)	175
13,100	Hitachi Chemical Co. Ltd. (Chemicals)	236
14,841	Hitachi Construction Machinery Co. Ltd. (Machinery) ^	236
1,599,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	7,483
54,000	Hokuhoku Financial Group, Inc. (Banks)	71
9,641	Hokuriku Electric Power Co. (Electric Utilities)	136
216,736	Honda Motor Co. Ltd. (Automobiles)	5,944
1,100	Hoshizaki Electric Co. Ltd. (Machinery)	92
11,598	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	207
43,000	IHI Corp. (Machinery)	91
74,600	Isuzu Motors Ltd. (Automobiles)	770
227,617	ITOCHU Corp. (Trading Companies & Distributors)	2,803
7,800	ITOCHU Techno-Solutions Corp. (IT Services)	147
107,600	Japan Airlines Co. Ltd. (Airlines)	3,941
56	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	228
81	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	468
172	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	413

Shares	Security Description	Value (000)
	Japan (continued)
274,112	Japan Tobacco, Inc. (Tobacco)	$11,424
60,200	JFE Holdings, Inc. (Metals & Mining)	811
28,000	JGC Corp. (Construction & Engineering) ^	419
34,979	JS Group Corp. (Building Products)	713
24,454	JSR Corp. (Chemicals)	352
24,500	JTEKT Corp. (Machinery)	318
316,706	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,221
1,600	Kansai Paint Co. Ltd. (Chemicals)	26
196,000	Kawasaki Heavy Industries Ltd. (Machinery)	566
356,100	KDDI Corp. (Wireless Telecommunication Services)	9,513
1,820	Keyence Corp. (Electronic Equipment, Instruments & Components)	993
115,663	Kirin Holdings Co. Ltd. (Beverages)	1,622
382,986	Kobe Steel Ltd. (Metals & Mining)	337
123,645	Komatsu Ltd. (Machinery)	2,105
56,500	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	480
17,000	Kubota Corp. (Machinery)	232
47,884	Kuraray Co. Ltd. (Chemicals)	586
41,400	Kyocera Corp. (Electronic Equipment, Instruments & Components)	1,824
8,794	Lawson, Inc. (Food & Staples Retailing)	736
245,416	Marubeni Corp. (Trading Companies & Distributors)	1,243
6,087	Maruichi Steel Tube Ltd. (Metals & Mining)	167
6,800	Miraca Holdings, Inc. (Health Care Providers & Services)	279
161,800	Mitsubishi Chemical Holdings Corp. (Chemicals)	844
209,345	Mitsubishi Corp. (Trading Companies & Distributors)	3,547
244,000	Mitsubishi Electric Corp. (Electrical Equipment)	2,557
53,018	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	286
357,000	Mitsubishi Heavy Industries Ltd. (Machinery)	1,326
138,204	Mitsubishi Materials Corp. (Metals & Mining)	391
30,926	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	538
606,905	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,813
252,488	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,906
132,000	Mitsui O.S.K. Lines Ltd. (Marine)	269
1,041,177	Mizuho Financial Group, Inc. (Banks)	1,555
21,800	MS&AD Insurance Group Holdings, Inc. (Insurance)	608
7,200	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	868
82,167	NGK Insulators Ltd. (Machinery)	1,518
1,300	Nidec Corp. (Electrical Equipment)	89
134,300	Nikon Corp. (Household Durables)	2,055
90	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	533
49,423	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	253
99	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	222

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
92,100	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	$1,769
60,500	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	2,606
205,000	Nippon Yusen Kabushiki Kaisha (Marine)	395
377,254	Nissan Motor Co. Ltd. (Automobiles)	3,492
11,200	NOK Corp. (Auto Components)	191
120,900	Nomura Holdings, Inc. (Capital Markets)	540
7,511	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	139
200,617	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,551
120,822	Oji Paper Co. Ltd. (Paper & Forest Products)	485
58,400	Olympus Corp. (Health Care Equipment & Supplies)	2,270
22,700	OMRON Corp. (Electronic Equipment, Instruments & Components)	676
39,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,651
3,500	Oracle Corp. Japan (Software)	197
38,000	ORIX Corp. (Diversified Financial Services)	542
110,712	Osaka Gas Co. Ltd. (Gas Utilities)	425
54,315	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	1,973
242,100	Panasonic Corp. (Household Durables)	2,223
98,838	Resona Holdings, Inc. (Banks)	353
120,183	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,224
3,100	Rinnai Corp. (Household Durables)	274
12,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	527
1,400	Ryohin Keikaku Co. (Multiline Retail)	296
7,615	Sankyo Co. Ltd. (Leisure Products)	284
5,600	Sanrio Co. Ltd. (Specialty Retail) ^	110
23,000	Sega Sammy Holdings, Inc. (Leisure Products)	251
57,093	Sekisui Chemical Co. Ltd. (Household Durables)	703
72,252	Sekisui House Ltd. (Household Durables)	1,220
1,700	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	72
2,200	Shimano, Inc. (Leisure Products)	344
24,994	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	224
1,600	SMC Corp. (Machinery)	372
8,100	SoftBank Corp. (Wireless Telecommunication Services)	386
14,500	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	411
7,708	Sony Financial Holdings, Inc. (Insurance)	98
177,000	Sumitomo Chemical Co. Ltd. (Chemicals)	800
164,986	Sumitomo Corp. (Trading Companies & Distributors)	1,640
94,100	Sumitomo Electric Industries Ltd. (Auto Components)	1,145
67,000	Sumitomo Heavy Industries Ltd. (Machinery)	277
66,226	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	658
163,748	Sumitomo Mitsui Financial Group, Inc. (Banks)	4,965
145,832	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	427

Shares	Security Description	Value (000)
	Japan (continued)
23,591	Sumitomo Rubber Industries Ltd. (Auto Components)	$365
4,200	Sysmex Corp. (Health Care Equipment & Supplies)	263
134,000	Taiheiyo Cement Corp. (Construction Materials)	308
114,311	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals) ^	5,218
32,000	The Chiba Bank Ltd. (Banks)	160
16,942	The Chugoku Electric Power Co., Inc. (Electric Utilities)	229
46,100	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	558
18,000	The Hachijuni Bank Ltd. (Banks)	78
22,000	The Hiroshima Bank Ltd. (Banks)	80
27,000	The Joyo Bank Ltd. (Banks)	93
24,000	The Shizuoka Bank Ltd. (Banks)	173
14,600	The Yokohama Rubber Co. Ltd. (Auto Components)	240
15,300	THK Co. Ltd. (Machinery)	282
29,500	Tokio Marine Holdings, Inc. (Insurance)	996
40,981	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	371
8,762	Toyoda Gosei Co. Ltd. (Auto Components)	169
19,000	Toyota Industries Corp. (Auto Components)	854
221,303	Toyota Motor Corp. (Automobiles)	11,706
26,970	Toyota Tsusho Corp. (Trading Companies & Distributors)	609
21,027	Trend Micro, Inc. (Software)	769
167	United Urban Investment Corp. (Real Estate Investment Trusts)	270
26,700	USS Co. Ltd. (Specialty Retail)	426
21,000	Yahoo Japan Corp. (Internet Software & Services)	89
77,300	Yamada Denki Co. Ltd. (Specialty Retail)	365
31,500	Yamaha Motor Co. Ltd. (Automobiles)	524

		185,047

	Jersey — 0.25%
100,593	Glencore International PLC (Metals & Mining)	227
43,570	Petrofac Ltd. (Energy Equipment & Services)	576
87,741	WPP PLC (Media)	2,050

		2,853

	Liberia — 0.08%
11,787	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	968

	Luxembourg — 0.31%
122,774	ArcelorMittal (Metals & Mining)	555
9,258	Millicom International Cellular SA (Wireless Telecommunication Services)	506
4,163	RTL Group (Media)	353
55,742	SES – FDR, Class – A (Media)	1,632
38,835	Tenaris SA (Energy Equipment & Services)	484

		3,530

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico — 0.10%
9,812	Cemex SAB de CV, ADR (Construction Materials) (a)	$71
38,762	Grupo Televisa SA, ADR (Media)	1,065

		1,136

	Netherlands — 2.49%
6,253	ABN AMRO Group NV (Banks) (a)	128
29,029	AEGON NV (Insurance)	160
9,286	Airbus Group NV (Aerospace & Defense)	616
112,543	Akzo Nobel NV (Chemicals)	7,669
8,759	ASML Holding NV (Semiconductors & Semiconductor Equipment)	890
1,661	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	167
66,521	CNH Industrial NV (Machinery)	452
4,146	Gemalto NV (Software)	306
647	Heineken Holding NV (Beverages)	59
136,699	ING Groep NV (Banks)	1,653
51,078	Koninklijke Ahold NV (Food & Staples Retailing)	1,149
4,878	Koninklijke Boskalis Westminster NV (Construction & Engineering)	192
16,376	Koninklijke DSM NV (Chemicals)	901
53,516	Koninklijke Philips Electronics NV (Industrial Conglomerates)	1,524
3,870	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	193
7,302	Randstad Holding NV (Professional Services) ^	405
387,671	Reed Elsevier NV (Media)	6,768
78,820	STMicroelectronics NV (Semiconductors & Semiconductor Equipment) ^	437
266,410	TNT NV (Air Freight & Logistics) (a)	1,085
89,765	Unilever NV (Personal Products)	4,022

		28,776

	New Zealand — 0.04%
20,906	Contact Energy Ltd. (Electric Utilities)	73
38,817	Fletcher Building Ltd. (Construction Materials)	211
27,516	Infratil Ltd. (Electric Utilities)	62
67,438	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	170

		516

	Norway — 0.38%
15,504	DNB ASA (Banks)	183
12,759	Gjensidige Forsikring ASA (Insurance)	218
185,940	Statoil ASA (Oil, Gas & Consumable Fuels)	2,930
67,278	Telenor ASA (Diversified Telecommunication Services)	1,089

		4,420

	Papua New Guinea — 0.02%
50,090	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	260

	Portugal — 0.03%
85,410	EDP – Energias de Portugal SA (Electric Utilities)	304

Shares	Security Description	Value (000)
	Russia — 0.01%
19,700	Rosneft Oil Co., Registered Shares, GDR (Oil, Gas & Consumable Fuels)	$89

	Singapore — 0.51%
134,872	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	240
133,144	CapitaCommercial Trust (Real Estate Investment Trusts)	145
150,715	CapitaMall Trust (Real Estate Investment Trusts)	234
5,798	DBS Group Holdings Ltd. (Banks)	66
549,441	Hutchison Port Holdings Trust (Transportation Infrastructure)	275
185,499	Keppel Corp. Ltd. (Industrial Conglomerates)	802
126,200	SembCorp Industries Ltd. (Industrial Conglomerates)	283
110,317	SembCorp Marine Ltd. (Machinery)	135
143,981	Singapore Press Holdings Ltd. (Media) ^	427
115,727	Singapore Tech Engineering (Aerospace & Defense)	277
606,279	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	1,720
140,280	Suntec REIT (Real Estate Investment Trusts)	174
63,000	United Overseas Bank Ltd. (Banks)	882
250,036	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	182

		5,842

	South Africa — 0.01%
43,895	African Bank Investments Ltd. (Diversified Financial Services) *(a)	—
978	Naspers Ltd. (Media)	137

		137

	South Korea — 0.98%
25,411	KT&G Corp. (Tobacco)	2,445
10	Orion Corp. (Food Products)	8
3,832	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	4,397
24,622	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	4,490

		11,340

	Spain — 1.99%
88,732	Abertis Infraestructuras SA (Transportation Infrastructure)	1,459
3,759	Amadeus IT Holding SA, A Shares (IT Services)	161
403,025	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,679
917,960	Banco Santander SA (Banks)	4,045
934,237	CaixaBank SA (Banks) (b)	2,760
70,617	Corporacion Mapfre (Insurance)	153
18,672	Enagas (Gas Utilities)	561
30,591	Gas Natural SDG SA (Gas Utilities)	619
72,195	Grifols SA, ADR (Biotechnology)	1,116
39,192	Grifols SA (Biotechnology)	873
208,065	Repsol YPF SA (Oil, Gas & Consumable Fuels)	2,348

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
26,192	Tecnicas Reunidas SA (Energy Equipment & Services) ^	$737
483,827	Telefonica SA (Diversified Telecommunication Services)	5,423

		22,934

	Sweden — 2.22%
23,296	Assa Abloy AB, B Shares (Building Products)	460
8,477	Autoliv, Inc. – SDR (Auto Components) ^	1,008
6,224	Electrolux AB, B Shares (Household Durables) (a)	164
12,227	Industrivarden AB, C Shares (Diversified Financial Services)	209
3,697	Modern Times Group, B Shares (Media)	111
304,765	Nordea Bank AB (Banks)	2,929
314,906	Sandvik AB (Machinery) ^	3,260
153,794	Skandinaviska Enskilda Banken AB, Class – A (Banks)	1,470
90,796	Skanska AB, B Shares (Construction & Engineering)	2,073
37,113	Svenska Handelsbanken AB, A Shares (Banks)	472
150,511	Swedbank AB, A Shares (Banks)	3,244
44,432	Tele2 AB, B Shares (Wireless Telecommunication Services)	412
779,491	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	7,809
374,391	TeliaSonera AB (Diversified Telecommunication Services)	1,946

		25,567

	Switzerland — 9.35%
499,624	ABB Ltd., Registered Shares (Electrical Equipment)	9,741
14,986	Actelion Ltd. (Biotechnology)	2,240
54,498	Adecco SA, Registered Shares (Professional Services)	3,552
67,584	Aryzta AG (Food Products)	2,801
3,544	Baloise Holding AG, Registered Shares (Insurance)	451
112,575	Clariant AG (Chemicals)	2,038
46,271	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	3,058
77,989	Credit Suisse Group AG (Capital Markets) (b)	1,104
2,798	DKSH Holding Ltd. (Professional Services)	191
343	Givaudan SA (Chemicals)	673
71,186	Holcim Ltd., Registered Shares (Construction Materials) (b)	3,350
6,241	Julius Baer Group Ltd. (Capital Markets)	268
10,917	Kuehne & Nagel International Ltd. (Marine)	1,553
249,361	Nestle SA (Food Products)	18,639
199,812	Novartis AG, Registered Shares (Pharmaceuticals)	14,489
2,095	Pargesa Holding SA (Diversified Financial Services)	133
1,167	Partners Group Holding AG (Capital Markets)	469
80,143	Roche Holding AG (Pharmaceuticals)	19,736
1,207	SGS SA, Registered Shares (Professional Services)	2,552
3,111	Sulzer AG (Machinery)	309
8,283	Swiss Prime Site AG (Real Estate Management & Development)	731

Shares	Security Description	Value (000)
	Switzerland (continued)
26,340	Swiss Re AG (Insurance)	$2,436
3,487	Swisscom AG (Diversified Telecommunication Services)	1,896
6,781	Syngenta AG, Registered Shares (Chemicals)	2,822
216	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	15
694	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	241
370,165	UBS Group AG (Capital Markets)	5,966
27,141	Zurich Financial Services AG (Insurance)	6,305

		107,759

	Taiwan — 0.16%
294,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,481
14,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	390

		1,871

	United Kingdom — 17.62%
102,265	AA PLC (Diversified Consumer Services)	389
42,543	Aberdeen Asset Management PLC (Capital Markets)	169
12,049	Admiral Group PLC (Insurance)	343
3,300	Aggreko PLC (Commercial Services & Supplies)	51
31,088	Aon PLC (Insurance)	3,247
6,100	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	89
2,000	Associated British Foods PLC (Food Products)	96
216,625	AstraZeneca PLC (Pharmaceuticals)	12,140
982,416	Aviva PLC (Insurance)	6,434
48,896	Babcock International Group PLC (Commercial Services & Supplies)	667
578,774	BAE Systems PLC (Aerospace & Defense)	4,230
540,333	Balfour Beatty PLC (Construction & Engineering) (a)	1,975
1,783,397	Barclays PLC (Banks)	3,841
199,700	BCA Marketplace PLC, Registered Shares (Specialty Retail)	524
415,221	BHP Billiton PLC (Metals & Mining)	4,667
1,937,965	BP PLC (Oil, Gas & Consumable Fuels)	9,744
341,285	British American Tobacco PLC (Tobacco)	20,044
143,503	BT Group PLC (Diversified Telecommunication Services)	908
2,500	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	49
86,375	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	388
97,861	Carnival PLC (Hotels, Restaurants & Leisure)	5,273
374,496	Centrica PLC (Multi-Utilities)	1,225
12,646	Croda International PLC (Chemicals)	552
36,187	Delphi Automotive PLC (Auto Components)	2,715
147,801	Diageo PLC (Beverages)	3,993

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
5,100	Ensco PLC, Class – A, ADR (Energy Equipment & Services)	$53
8,200	Fidessa Group PLC (Software)	288
249,365	G4S PLC (Commercial Services & Supplies)	682
735,907	GlaxoSmithKline PLC (Pharmaceuticals)	14,922
33,654	Grainger PLC (Real Estate Management & Development)	109
5,855	Greene King PLC (Hotels, Restaurants & Leisure)	73
9,000	Halma PLC (Electronic Equipment, Instruments & Components)	118
20,300	Henderson Group PLC (Capital Markets)	75
54,287	Home Retail Group PLC (Internet & Catalog Retail)	129
1,056,070	HSBC Holdings PLC (Banks)	6,580
481,266	HSBC Holdings PLC (HK) (Banks)	3,003
34,083	ICAP PLC (Capital Markets)	233
45,153	Imperial Tobacco Group PLC (Tobacco)	2,505
34,476	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	1,421
372,377	International Consolidated Airlines Group SA (Airlines)	2,960
20,481	Investec PLC (Capital Markets)	151
710,077	ITV PLC (Media)	2,459
240,916	J Sainsbury PLC (Food & Staples Retailing)	956
29,882	Johnson Matthey PLC (Chemicals)	1,177
327,657	Legal & General Group PLC (Insurance)	1,107
73,504	Liberty Global PLC, Class – A (Media) (a)	2,830
102,942	Liberty Global PLC, Class – C (Media) (a)	3,867
6,355,528	Lloyds Banking Group PLC (Banks)	6,208
25,032	Marks & Spencer Group PLC (Multiline Retail)	146
45,573	Meggitt PLC (Aerospace & Defense)	266
4,441	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	30
150,794	Michael Page International PLC (Professional Services)	924
16,500	Micro Focus International PLC (Software) (b)	372
280,969	National Grid PLC (Multi-Utilities)	3,983
100,916	Ocado Group PLC (Internet & Catalog Retail) ^(a)	421
276,595	Old Mutual PLC (Insurance)	767
144,700	Pearson PLC (Media)	1,818
54,307	Persimmon PLC (Household Durables)	1,626
54,448	Prudential PLC (Insurance)	1,017
1,500	RecKitt Benckiser Group PLC (Household Products)	145
267,436	Rio Tinto PLC (Metals & Mining)	7,510
304,304	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	7,359
442,468	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	10,803
146,238	Royal Mail PLC (Air Freight & Logistics)	1,009
6,800	Shaftesbury PLC (Real Estate Investment Trusts)	89
1,600	Spirax-Sarco Engineering PLC (Machinery)	84
46,300	Sports Direct International (Specialty Retail) (a)	251

Shares or Principal Amount	Security Description	Value (000)
	United Kingdom (continued)
331,257	SSE PLC (Electric Utilities)	$7,097
108,139	Standard Life PLC (Insurance)	553
89,989	Tate & Lyle PLC (Food Products)	747
31,922	The Weir Group PLC (Machinery)	508
287,155	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	383
17,098	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	48
63,312	Unilever PLC (Personal Products)	2,866
51,655	United Utilities Group PLC (Water Utilities)	685
4,341,644	Vodafone Group PLC (Wireless Telecommunication Services)	13,791
429,321	William Morrison Supermarkets PLC (Food & Staples Retailing)	1,225
246,656	Worldpay Group PLC (IT Services) (a)(b)	974

		203,156

	United States — 0.47%
3,678	Allergan PLC (Pharmaceuticals) (a)	986
52,029	Cognizant Technology Solutions Corp. (IT Services) (a)	3,263
23,700	Samsonite International SA (Textiles, Apparel & Luxury Goods)	79
9,909	WABCO Holdings, Inc. (Machinery) (a)	1,059

		5,387

	Total Common Stocks	927,235

	Preferred Stocks — 0.97%
	Germany — 0.97%
5,535	Bayerische Motoren Werke AG – Preferred (Automobiles)	442
11,087	Henkel AG & Co. KGaA – Preferred (Household Products)	1,222
16,725	Porsche Automobil Holding SE – Preferred (Automobiles)	862
68,187	Volkswagen AG – Preferred (Automobiles)	8,677

	Total Preferred Stocks	11,203

	Time Deposit — 1.50%
$17,343	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	17,343

	Total Time Deposit	17,343

	Mutual Funds — 16.31%
265,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (c)	265
5,088,000	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(c)	5,088
4,260,243	HC Capital Trust – The Emerging Markets Portfolio, Strategic Shares (d)	63,648
117,785,000	SSgA Treasury Money Market Fund, 0.00% (c)	117,785
1,274,000	SSgA U.S. Treasury Money Market Fund, 0.00% (c)	1,274

	Total Mutual Funds	$188,060

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount	Security Description	Value (000)
	Repurchase Agreement — 0.95%
$10,979	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $10,979,046 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $11,198,498) ^^	$10,979

	Total Repurchase Agreement	10,979

	Total Investments (cost $1,158,562) — 100.12%	1,154,820
	Liabilities in excess of other assets — (0.12%)	(1,438)

	Net Assets — 100.00%	$1,153,382

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $15,426 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	The rate disclosed is the rate in effect on March 31, 2016.

(d)	Represents an affiliated security.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	HC Capital Solutions	Total
Common Stocks	10.45%	50.47%	3.94%	15.53%	0.00%	—	—	80.39%
Preferred Stocks	0.10%	0.34%	—	0.53%	—	—	—	0.97%
Time Deposit	0.69%	—	0.17%	0.64%	—	—	—	1.50%
Mutual Funds	0.06%	0.37%	0.02%	0.02%	0.11%	10.21%	5.52%	16.31%
Repurchase Agreement	0.12%	0.75%	0.04%	0.04%	—	—	—	0.95%
Other Assets (Liabilities)	-0.23%	-0.36%	-0.04%	0.09%	—	0.42%	0.00%	-0.12%

Total Net Assets	11.19%	51.57%	4.13%	16.85%	0.11%	10.63%	5.52%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(85)	Euro FX Currency Future	$(12,125)	6/13/16	$(84)
(107)	Japanese Yen Future	(11,909)	6/13/16	117
909	Mini MSCI EAFE Index Future	73,879	6/17/16	(42)

	Net Unrealized Appreciation/(Depreciation)			$(9)

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 92.46%
	Australia — 6.21%
1,317,551	Alumina Ltd. (Metals & Mining)	$1,313
266,188	Amcor Ltd. (Containers & Packaging)	2,927
6,915	Ansell Ltd. (Health Care Equipment & Supplies)	92
121,008	Aristocrat Leisure Ltd. (Hotels, Restaurants & Leisure)	955
1,068,022	Aurizon Holdings Ltd. (Road & Rail)	3,241
434,084	AusNet Services (Electric Utilities)	496
531,581	Australia & New Zealand Banking Group Ltd. (Banks)	9,558
70,202	Bank of Queensland Ltd. (Banks)	652
81,422	Bendigo & Adelaide Bank Ltd. (Banks)	554
1,660,904	BHP Billiton Ltd. (Metals & Mining)	21,462
319,774	Commonwealth Bank of Australia (Banks)	18,360
92,391	CSL Ltd. (Biotechnology)	7,183
258,298	Dexus Property Group (Real Estate Investment Trusts)	1,572
585,993	DUET Group (Multi-Utilities) *	1,024
1,335,407	Evolution Mining Ltd. (Metals & Mining)	1,556
50,302	Iluka Resources Ltd. (Metals & Mining)	253
452,653	Insurance Australia Group Ltd. (Insurance)	1,936
37,442	Macquarie Group Ltd. (Capital Markets)	1,897
103,761	Magellan Financial Group Ltd. (Capital Markets)	1,804
1,191,947	Mirvac Group (Real Estate Investment Trusts)	1,768
492,227	National Australia Bank Ltd. (Banks)	9,899
10,495	Newcrest Mining Ltd. (Metals & Mining) (a)	136
197,659	Orica Ltd. (Chemicals)	2,328
896,624	Origin Energy Ltd. (Oil, Gas & Consumable Fuels)	3,498
138,079	OZ Minerals Ltd. (Metals & Mining)	532
30,918	Platinum Asset Management Ltd. (Capital Markets)	150
894,784	Qantas Airways Ltd. (Airlines)	2,791
1,802	REA Group Ltd. (Media)	75
254,156	Rio Tinto Ltd. (Metals & Mining)	8,315
135,461	Sandfire Resources NL (Metals & Mining)	593
38,340	Seek Ltd. (Professional Services)	475
747,183	Stockland Trust Group (Real Estate Investment Trusts)	2,445
245,601	Suncorp Group Ltd. (Insurance)	2,242
16,829	Sydney Airport (Transportation Infrastructure)	86
1,395,016	Telstra Corp. Ltd. (Diversified Telecommunication Services)	5,699
71,837	TPG Telecom Ltd. (Diversified Telecommunication Services)	624
1,053,051	Vicinity Centres (Real Estate Investment Trusts)	2,575
393,961	Westfield Corp. (Real Estate Investment Trusts)	3,015
619,282	Westpac Banking Corp. (Banks)	14,405
383,865	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	7,637
698,345	Woolworths Ltd. (Food & Staples Retailing)	11,828

		157,951

	Austria — 0.16%
5,366	ANDRITZ AG (Machinery)	295
84,202	Erste Group Bank AG (Banks) (a)	2,366
22,857	OMV AG (Oil, Gas & Consumable Fuels)	643

Shares	Security Description	Value (000)
	Austria (continued)
1,338	Vienna Insurance Group Wiener Staedtische Versicherung AG (Insurance)	$28
20,322	Voestalpine AG (Metals & Mining)	680

		4,012

	Belgium — 1.03%
25,405	Ageas (Insurance)	1,008
118,151	Anheuser-Busch InBev NV (Beverages)	14,686
31,231	Belgacom SA (Diversified Telecommunication Services)	1,067
8,455	Groupe Bruxelles Lambert SA (Diversified Financial Services)	697
58,495	KBC Groep NV (Banks)	3,017
19,191	Solvay SA (Chemicals)	1,925
44,104	Telenet Group Holding NV (Media) (a)	2,232
18,685	UCB SA (Pharmaceuticals)	1,429

		26,061

	Bermuda — 0.06%
82,300	Alibaba Health Information Technology Ltd. (Diversified Telecommunication Services) (a)	50
146,000	Beijing Enterprises Water Group Ltd. (Water Utilities) ^	91
14,700	Golar LNG Ltd. (Oil, Gas & Consumable Fuels)	264
108,000	Kunlun Energy Co., Ltd. (Oil, Gas & Consumable Fuels)	94
55,000	Nine Dragons Paper Holdings Ltd. (Paper & Forest Products)	42
17,685	Seadrill Ltd. (Energy Equipment & Services) (a)	57
239,000	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	822

		1,420

	Brazil — 0.27%
149,900	Ambev SA (Beverages)	782
2,900	B2W CIA Digital (Internet & Catalog Retail) (a)	11
43,120	Banco Bradesco SA, ADR (Banks)	321
23,620	Banco Bradesco SA (Banks)	199
26,600	Banco do Brasil SA (Banks)	144
14,300	Banco Santander Brasil SA (Banks)	67
22,000	BB Seguridade Participacoes SA (Insurance)	182
54,400	BM&FBOVESPA SA (Diversified Financial Services)	232
14,900	BR Malls Participacoes SA (Real Estate Management & Development)	61
21,000	BRF SA (Food Products)	300
26,600	CCR SA (Transportation Infrastructure)	104
7,509	CETIP SA (Capital Markets)	84
11,600	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	77
27,360	Cielo SA (IT Services)	266
4,500	Companhia Brasileira de Destribuicao Grupo PAO de (Food & Staples Retailing)	63
21,700	Companhia Siderurgica Nacional SA (CSN) (Metals & Mining) (a)	43
37,900	Companhia Vale do Rio Doce, ADR (Metals & Mining)	118
3,600	Cosan SA Industria e Comercio (Oil, Gas & Consumable Fuels)	31
6,738	CPFL Energia SA (Electric Utilities)	37

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Brazil (continued)
10,052	Duratex SA (Paper & Forest Products)	$21
8,000	EDP – Energias do Brasil SA (Electric Utilities)	28
21,000	Embraer SA (Aerospace & Defense)	139
4,800	Equatorial Energia SA (Electric Utilities)	55
9,600	Estacio Participacoes SA (Diversified Consumer Services)	31
8,400	Fibria Celulose SA (Paper & Forest Products)	71
44,400	Hypermarcas SA (Personal Products) (a)	346
36,320	Itau Unibanco Holding SA, ADR (Banks)	312
95,889	Itau Unibanco Holding SA (Banks)	831
24,700	JBS SA (Food Products)	75
18,500	Klabin SA (Containers & Packaging)	100
46,388	Kroton Educacional SA (Diversified Consumer Services)	148
5,000	Localiza Rent A Car SA (Road & Rail)	41
2,310	Lojas Americanas SA (Multiline Retail)	7
21,500	Lojas Renner SA (Multiline Retail)	125
1,200	M. Dias Branco SA (Food Products)	23
2,700	Multiplan Empreendimentos Imobiliarios SA (Real Estate Management & Development)	40
5,900	Natura Cosmeticos SA (Personal Products)	44
9,000	OdontoPrev SA (Health Care Providers & Services)	29
96,800	Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels) (a)	286
3,900	Porto Seguro SA (Insurance)	29
7,400	Qualicorp SA (Health Care Providers & Services)	30
7,200	Raia Drogasil SA (Food & Staples Retailing)	104
5,200	Sul America SA (Insurance)	23
28,700	Tim Participacoes SA (Wireless Telecommunication Services)	63
3,800	Totvs SA (Software)	28
4,300	Tractebel Energia SA (Independent Power and Renewable Electricity Producers)	44
3,100	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	17
11,100	Ultrapar Participacoes SA (Oil, Gas & Consumable Fuels)	215
38,200	Vale SA, ADR (Metals & Mining)	161
43,700	Vale SA (Metals & Mining)	185
19,120	WEG SA (Machinery)	74

		6,847

	Canada — 0.23%
7,000	Alimentation Couche-Tard, Inc., Class – B (Food & Staples Retailing)	312
2,700	Canadian National Railway Co. (Road & Rail)	169
19,557	Canadian Pacific Railway Ltd. (Road & Rail)	2,594
14,100	Cenovus Energy, Inc. (Oil, Gas & Consumable Fuels)	183
38,700	Centerra Gold, Inc. (Metals & Mining)	180
9,000	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	350
85,339	First Quantum Minerals Ltd. (Metals & Mining) (b)	449
37,800	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels) ^	1,264

Shares	Security Description	Value (000)
	Canada (continued)
14,100	Labrador Iron Ore Royalty Corp. (Metals & Mining)	$128
8,400	Potash Corp. of Saskatchewan, Inc. (Chemicals)	143

		5,772

	Cayman Islands — 0.08%
26,000	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	199
33,000	Anta Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	73
33,904	Chailease Holding Co. Ltd. (Diversified Financial Services)	59
125,900	China Huishan Dairy Holdings Co. Ltd. (Food Products) ^	47
92,000	China Mengniu Dairy Co. Ltd. (Food Products)	147
14,732	Ctrip.com International, ADR (Internet & Catalog Retail) (a)	651
365,000	GCL-Poly Energy Holdings Ltd. (Semiconductors & Semiconductor Equipment)	60
175,000	Geely Automobile Holdings Ltd. (Automobiles)	87
28,000	Kingsoft Corp. Ltd. (Software)	66
1,743	New Oriental Education & Technology Group, Inc., ADR (Diversified Consumer Services)	60
88,000	New World China Land Ltd. (Real Estate Management & Development)	90
888,000	Semiconductor Manufacturing International Corp. (Semiconductors & Semiconductor Equipment) (a)	79
17,000	Shenzhou International Group Holdings Ltd. (Textiles, Apparel & Luxury Goods)	92
63,500	Stella International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	149
1,481	Youku Tudou, Inc., ADR (Internet Software & Services) (a)	41
273	YY, Inc., ADR (Internet Software & Services) (a)	17
10,000	Zhen Ding Technology Holding Ltd. (Electronic Equipment, Instruments & Components)	22

		1,939

	Chile — 0.05%
59,337	AES Gener SA (Independent Power and Renewable Electricity Producers)	30
84,497	Aguas Andinas SA, Class – A (Water Utilities)	48
702,361	Banco de Chile SA (Banks)	76
1,125	Banco de Credito e Inversiones SA (Banks)	46
2,227,239	Banco Santander Chile (Banks)	107
42,804	Cencosud SA (Food & Staples Retailing)	108
263,282	Colbun SA (Independent Power and Renewable Electricity Producers)	73
4,988	Compania Cervecerias Unidas SA (Beverages)	56
3,723,064	CorpBanca SA (Banks)	34
100,319	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	140

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Chile (continued)
3,935	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services)	$35
42,212	Empresas CMPC SA (Paper & Forest Products)	99
13,909	Empresas Copec SA (Oil, Gas & Consumable Fuels)	133
100,319	Endesa Americas SA (Electric Utilities) (a)	1
612,295	Enersis Chile SA (Electric Utilities) (a)	1
612,295	Enersis SA (Electric Utilities)	170
8,154	LATAM Airlines Group SA (Airlines) (a)	57
16,582	S.A.C.I. Falabella (Multiline Retail)	116
14,975	Sonda SA (IT Services)	29

		1,359

	China — 1.62%
966	58.com, Inc., ADR (Internet Software & Services) (a)	54
739,000	Agricultural Bank of China Ltd., H Shares (Banks)	266
62,000	Air China Ltd. (Airlines)	44
134,000	Aluminum Corp. of China Ltd., H Shares (Metals & Mining) ^(a)	43
37,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	99
67,000	AviChina Industry & Technology Co. Ltd., H Shares (Aerospace & Defense)	50
19,047	Baidu, Inc., ADR (Internet Software & Services) (a)	3,635
2,548,000	Bank of China Ltd., H Shares (Banks)	1,058
293,000	Bank of Communications Co. Ltd., H Shares (Banks)	193
50,000	Beijing Capital International Airport Co. Ltd., H Shares (Transportation Infrastructure)	53
92,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	95
23,500	Byd Co. Ltd., H Shares (Automobiles) ^(a)	135
20,000	CAR, Inc. (Road & Rail) ^(a)	23
269,000	CGN Power Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	91
293,000	China Cinda Asset Management Co. Ltd., H Shares (Capital Markets)	103
274,000	China CITIC Bank Corp. Ltd., H Shares (Banks) (a)	168
89,000	China Coal Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels) ^	37
139,000	China Communications Construction Co. Ltd. (Construction & Engineering)	166
80,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services)	37
40,000	China Conch Venture Holdings Ltd. (Machinery)	79
2,703,000	China Construction Bank Corp., H Shares (Banks)	1,724
89,500	China COSCO Holdings Co. Ltd., H Shares (Marine) ^(a)	34
114,900	China Everbright Bank Co. Ltd., H Shares (Banks)	56
111,000	China Galaxy Securities Co., H Shares (Capital Markets)	108

Shares	Security Description	Value (000)
	China (continued)
16,900	China International Marine Containers Group Co. Ltd., H Shares (Machinery)	$26
237,000	China Life Insurance Co. Ltd., H Shares (Insurance)	585
92,000	China Longyuan Power Group Corp. (Independent Power and Renewable Electricity Producers)	68
36,000	China Medical System Holdings Ltd. (Pharmaceuticals)	50
148,000	China Merchants Bank Co. Ltd., H Shares (Banks)	311
185,500	China Minsheng Banking Corp. Ltd., H Shares (Banks)	173
890,982	China Mobile, Ltd. (Wireless Telecommunication Services)	9,929
96,000	China National Building Material Co. Ltd., H Shares (Construction Materials) ^	45
60,000	China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	47
160,800	China Pacific Insurance Group Co. Ltd. (Insurance)	601
820,000	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	538
107,000	China Power International Development Ltd. (Independent Power and Renewable Electricity Producers)	55
66,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	79
121,000	China Railway Group Ltd., H Shares (Construction & Engineering)	92
89,333	China Resources Land Ltd. (Real Estate Management & Development)	229
64,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	121
107,500	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	169
148,000	China Shipping Container Lines Co. Ltd., H Shares (Marine) (a)	34
60,000	China Southern Airlines Co. Ltd., H Shares (Airlines)	38
446,000	China Telecom Corp. Ltd. (Diversified Telecommunication Services)	235
43,900	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	108
28,700	Chongqing Changan Automobile Co. Ltd., Class – A (Automobiles) *	54
84,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	44
68,000	CITIC Securities Co. Ltd., H Shares (Capital Markets)	159
5,140,771	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	6,071
58,000	Cosco Pacific Ltd. (Transportation Infrastructure)	77
190,000	Country Garden Holdings Co. (Real Estate Management & Development)	75
137,000	CSR Corp. Ltd., H Shares (Machinery)	138
19,626	Dalian Wanda Commercial Properties Co. Ltd., Class – H (Real Estate Management & Development)	116
94,000	Datang International Power Generation Co. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
82,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	$102
24,000	ENN Energy Holdings Ltd. (Gas Utilities)	132
38,900	GF Securities Co. Ltd., Class – H (Capital Markets) (a)	95
397,000	GOME Electrical Appliances Holding Ltd. (Specialty Retail)	57
103,500	Great Wall Motor Co. Ltd., H Shares (Automobiles)	84
62,000	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	65
22,000	Haitian International Holdings Ltd. (Machinery)	38
102,400	Haitong Securities Co. Ltd., H Shares (Capital Markets)	175
54,000	Huadian Power International Corp. Ltd., H Shares (Independent Power and Renewable Electricity Producers)	34
130,000	Huaneng Power International, Inc., H Shares (Independent Power and Renewable Electricity Producers)	116
112,000	Huaneng Renewables Corp. Ltd., Class – H (Independent Power and Renewable Electricity Producers)	35
46,800	Huatai Securities Co. Ltd., Class – H (Capital Markets) (a)	111
2,367,000	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	1,324
6,500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	371
5,100	JD.com, Inc., ADR (Internet & Catalog Retail) (a)	135
32,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	43
36,000	Jiangxi Copper Co., Ltd., H Shares (Metals & Mining)	43
49,000	Longfor Properties (Real Estate Management & Development)	70
44,300	Luye Pharma Group Ltd. (Pharmaceuticals) ^(a)	34
1,193	NetEase, Inc., ADR (Internet Software & Services)	171
23,300	New China Life Insurance Co. Ltd., H Shares (Insurance)	82
219,000	People’s Insurance Co., Group of China Ltd., H Shares (Insurance)	93
678,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	451
296,260	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	543
230,000	Ping An Insurance Group Co. of China (Insurance)	1,100
1,320	Qihoo 360 Technology Co. Ltd., ADR (Internet Software & Services) (a)	100
600	Qunar Cayman Islands Ltd., ADR (Internet & Catalog Retail) (a)	24
64,000	Shandong Weigao Group Medical Polymer Co. Ltd. (Health Care Equipment & Supplies)	41
94,000	Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment) ^	43
49,500	Shanghai Fosun Pharmaceutical (Group) Co. Ltd., H Shares (Pharmaceuticals)	137

Shares	Security Description	Value (000)
	China (continued)
16,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	$38
13,300	Shanghai Lujiazue Finance & Trade Zone Development Co. Ltd. (Real Estate Management & Development) *,(c)	44
23,100	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	46
46,500	Shimao Property Holdings Ltd. (Real Estate Management & Development)	69
122,000	Shui On Land Ltd. (Real Estate Management & Development)	33
42,000	Sinopec Engineering Group Co. Ltd., H Shares (Construction & Engineering)	34
116,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Chemicals) (a)	59
37,200	Sinopharm Group Co. (Health Care Providers & Services)	168
55,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	24
70,500	Soho China Ltd. (Real Estate Management & Development)	34
2,320	SouFun Holdings Ltd., ADR (Internet Software & Services) (a)	14
67,500	Sun Art Retail Group Ltd. (Food & Staples Retailing)	48
63,000	Sunac China Holdings Ltd. (Real Estate Management & Development)	42
143,000	Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	402
401	TAL Education Group, ADR (Diversified Consumer Services) (a)	20
241,165	Tencent Holdings Ltd. (Internet Software & Services)	4,924
23,000	Travelsky Technology Ltd., Class – H (IT Services)	38
12,000	Tsingtao Brewery Co. Ltd. (Beverages) ^	46
5,674	Vipshop Holdings Ltd., ADR (Internet & Catalog Retail) (a)	73
186,000	Want Want China Holdings Ltd. (Food Products) ^	138
33,000	Weichai Power Co. Ltd. (Machinery)	37
62,000	Yanzhou Coal Mining Co., H Shares (Oil, Gas & Consumable Fuels) ^	32
48,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	51
17,500	Zhuzhou CSR Times Electric Co. Ltd. (Electrical Equipment)	102
194,000	Zijin Mining Group Co., Ltd., H Shares (Metals & Mining)	60
25,080	ZTE Corp., H Shares (Communications Equipment) *	46

		41,118

	Colombia — 0.01%
13,969	Cementos Argos SA (Construction Materials)	54
25	Corporacion Financiera Colombiana (Diversified Financial Services)	—
2,763	Corporacion Financiera Colombiana SA (Diversified Financial Services)	36
139,346	Ecopetrol SA (Oil, Gas & Consumable Fuels)	61

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Colombia (continued)
9,994	Grupo Argos SA (Construction Materials)	$67
7,937	Grupo de Inversiones Suramericana (Diversified Financial Services)	106
11,804	Interconexion Electrica SA (Electric Utilities)	34

		358

	Czech Republic — 0.03%
20,600	AVG Technologies NV (Software) (a)	428
5,395	CEZ A/S (Electric Utilities)	95
504	Komercni Banka A/S (Banks)	111
1,163	O2 Czech Republic A/S (Diversified Telecommunication Services)	12

		646

	Denmark — 1.48%
2,047	A.P. Moller – Maersk A/S, Class – A (Marine)	2,614
6,698	A.P. Moller – Maersk A/S, Class – B (Marine)	8,789
2,982	Carlsberg A/S, Class – B (Beverages)	284
225,227	Danske Bank A/S (Banks)	6,364
6,679	Genmab A/S (Biotechnology) (a)	926
138,743	ISS A/S (Commercial Services & Supplies) ^(b)	5,571
161,463	Novo Nordisk A/S, Class – B (Pharmaceuticals)	8,760
478,438	TDC A/S (Diversified Telecommunication Services)	2,342
37,725	Tryg A/S (Insurance)	732
16,440	Vestas Wind Systems A/S (Electrical Equipment)	1,160

		37,542

	Egypt — 0.01%
34,140	Commercial International Bank Egypt SAE (Banks)	148
90,204	Orascom Telecom Holding SAE (Wireless Telecommunication Services) (a)	31
33,747	Talaat Moustafa Group (Real Estate Management & Development)	24

		203

	Faroe Islands — 0.05%
29,806	Bakkafrost P/F (Food Products)	1,155

	Finland — 0.64%
20,186	Elisa Oyj (Diversified Telecommunication Services) ^	785
42,422	Fortum Oyj (Electric Utilities)	642
115,776	Kone Oyj (Machinery) ^	5,580
33,491	Metso Oyj (Machinery) ^	799
37,432	Nokian Renkaat Oyj (Auto Components)	1,321
31,350	Orion Oyj, Class – B (Pharmaceuticals)	1,036
45,449	Sampo Oyj, Class – A (Insurance)	2,158
111,379	Stora Enso Oyj, R Shares (Paper & Forest Products)	997
157,836	UPM-Kymmene Oyj (Paper & Forest Products)	2,858

		16,176

	France — 7.49%
20,196	Arkema SA (Chemicals)	1,516
361,409	AXA SA (Insurance)	8,507
282,426	BNP Paribas (Banks)	14,211

Shares	Security Description	Value (000)
	France (continued)
81,557	Bouygues SA (Construction & Engineering)	$3,326
24,837	Casino Guichard-Perrachon SA (Food & Staples Retailing)	1,424
19,070	CNP Assurances (Insurance)	297
155,002	Compagnie de Saint-Gobain (Building Products)	6,830
190,122	Credit Agricole SA (Banks)	2,059
68,429	Danone SA (Food Products)	4,866
67,033	Edenred (Commercial Services & Supplies) ^	1,302
28,922	Elis SA (Commercial Services & Supplies)	561
650,785	ENGIE (Multi-Utilities)	10,100
59,692	Eutelsat Communications (Media)	1,928
5,119	Fonciere des Regions (Real Estate Investment Trusts)	484
5,127	Gecina SA (Real Estate Investment Trusts)	706
6,491	Icade (Real Estate Investment Trusts)	497
5,107	JC Decaux SA (Media)	224
34,661	Klepierre (Real Estate Investment Trusts)	1,660
44,526	Lagardere SCA (Media)	1,183
82,914	Legrand SA (Electrical Equipment)	4,645
26,353	L’Oreal SA (Personal Products)	4,721
13,907	LVMH Moet Hennessy Louis Vuitton SA (Textiles, Apparel & Luxury Goods)	2,381
104,949	Natixism SA (Banks)	517
18,900	Numericable – SFR (Media)	795
503,672	Orange (Diversified Telecommunication Services) (b)	8,822
8,263	Orpea (Health Care Providers & Services)	688
28,854	Pernod Ricard SA (Beverages)	3,217
4,708	Renault SA (Automobiles)	468
95,611	Rexel SA (Trading Companies & Distributors)	1,366
11,851	Safran SA (Aerospace & Defense)	829
311,352	Sanofi-Aventis (Pharmaceuticals)	25,100
258,077	Schneider Electric SA (Electrical Equipment)	16,308
18,049	SCOR SE (Insurance)	641
185,112	Societe Generale (Banks)	6,840
49,021	Suez Environnement Co. (Multi-Utilities)	899
29,072	Technip SA (Energy Equipment & Services)	1,611
641,832	Total SA (Oil, Gas & Consumable Fuels)	29,252
18,026	Unibail-Rodamco SE (Real Estate Investment Trusts)	4,959
4,846	Valeo SA (Auto Components)	754
74,299	Veolia Environnement (Multi-Utilities)	1,789
389,566	Vivendi (Media)	8,190
194,417	Zodiac Aerospace (Aerospace & Defense)	3,895

		190,368

	Germany — 7.11%
70,783	Allianz SE (Insurance)	11,511
12,779	Axel Springer AG (Media)	689
288,639	BASF SE (Chemicals)	21,773
119,958	Bayer AG (Pharmaceuticals)	14,098
102,187	Bayerische Motoren Werke AG (Automobiles)	9,382
37,334	Beiersdorf AG (Personal Products)	3,370
4,535	Brenntag AG (Trading Companies & Distributors)	259
9,074	Continental AG (Auto Components)	2,064
292,528	Daimler AG, Registered Shares (Automobiles)	22,421
132,267	Deutsche Bank AG (Capital Markets)	2,250

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
61,075	Deutsche Boerse AG (Diversified Financial Services)	$5,211
39,405	Deutsche Lufthansa AG, Registered Shares (Airlines) (a)	637
278,682	Deutsche Post AG (Air Freight & Logistics)	7,742
466,354	Deutsche Telekom AG (Diversified Telecommunication Services)	8,370
25,491	Deutsche Wohnen AG (Real Estate Management & Development)	793
276,702	E.ON AG (Multi-Utilities)	2,657
5,719	ElringKlinger AG (Auto Components)	157
39,265	Evonik Industries AG (Chemicals)	1,178
6,997	Freenet AG (Wireless Telecommunication Services)	209
8,047	GEA Group AG (Machinery)	394
11,568	Hannover Rueckversicherung AG (Insurance)	1,348
19,052	Hugo Boss AG (Textiles, Apparel & Luxury Goods)	1,249
11,870	Lanxess AG (Chemicals)	570
70,920	Linde AG (Chemicals)	10,332
9,998	MAN SE (Machinery)	1,082
48,502	Metro AG (Food & Staples Retailing)	1,503
2,705	MTU Aero Engines Holding AG (Aerospace & Defense)	259
29,163	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	5,931
137,258	ProSiebenSat.1 Media AG (Media)	7,056
66,646	RWE AG (Multi-Utilities)	862
82,135	SAP AG (Software)	6,644
181,750	Siemens AG (Industrial Conglomerates)	19,261
17,921	Stroer SE (Media) ^	1,126
39,322	Suedzucker AG (Food Products)	693
20,598	TAG Immobilien AG (Real Estate Management & Development)	279
83,687	Telefonica Deutschland Holding AG (Diversified Telecommunication Services)	453
9,634	Volkswagen AG (Automobiles)	1,398
73,561	Vonovia SE (Real Estate Management & Development)	2,646
75,689	Wirecard AG (IT Services) ^	2,867

		180,724

	Greece — 0.02%
43,845	Alpha Bank SA (Banks) (a)	98
58,469	Eurobank Ergasias SA (Banks) (a)	52
1,023	Folli Follie SA (Specialty Retail)	20
8,115	Hellenic Telecommunication Organization SA (Diversified Telecommunication Services)	73
3,369	JUMBO SA (Specialty Retail) (a)	46
173,526	National Bank of Greece SA (Banks) (a)	49
7,405	Opap SA (Hotels, Restaurants & Leisure)	52
170,992	Piraeus Bank SA (Banks) (a)	44
2,063	Public Power Corp. SA (Electric Utilities)	7
1,481	Titan Cement Co. SA (Construction Materials)	32

		473

Shares	Security Description	Value (000)
	Hong Kong — 2.82%
1,256,518	AIA Group Ltd. (Insurance) (b)	$7,119
19,400	Alibaba Group Holding Ltd., ADR (Internet Software & Services) (a)	1,533
338,000	Alibaba Pictures Group Ltd. (Media) ^(a)	77
88,800	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	697
15,000	Beijing Enterprises Holdings Ltd. (Industrial Conglomerates)	82
144,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	83
559,005	BOC Hong Kong (Holdings) Ltd. (Banks)	1,668
462,000	Cathay Pacific Airways Ltd. (Airlines)	799
33,000	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities)	323
262,000	China Everbright International Ltd. (Commercial Services & Supplies)	292
32,000	China Everbright Ltd. (Capital Markets)	67
58,000	China Gas Holdings Ltd. (Gas Utilities)	86
675,459	China Merchants Holdings (International) Co. Ltd. (Transportation Infrastructure)	2,007
128,000	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	405
40,000	China Resources Enterprises Ltd. (Beverages)	74
30,000	China Resources Gas Group Ltd. (Gas Utilities)	85
60,000	China State Construction International Holdings Ltd. (Construction & Engineering)	89
50,400	China Taiping Insurance Holdings Co. Ltd. (Insurance) (a)	111
190,000	China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	251
139,000	CITIC Pacific Ltd. (Industrial Conglomerates)	211
805,500	Ck Hutchison Holdings Ltd. (Industrial Conglomerates)	10,457
382,419	CLP Holdings Ltd. (Electric Utilities)	3,459
124,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	112
144,000	Evergrande Real Estate Group Ltd. (Real Estate Management & Development) ^	111
60,000	Far East Horizon Ltd. (Diversified Financial Services)	46
342,000	First Pacific Co. Ltd. (Diversified Financial Services)	256
70,056	Fosun International Ltd. (Industrial Conglomerates)	100
108,000	Franshion Properties China Ltd. (Real Estate Management & Development)	30
94,000	Guangdong Investment Ltd. (Water Utilities)	119
34,000	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	49
41,000	Haier Electronics Group Co. Ltd. (Household Durables)	71
588,000	Hanergy Thin Film Power Group Ltd. (Semiconductors & Semiconductor Equipment) *(a)	—
714,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	1,364
115,309	Hang Seng Bank Ltd. (Banks)	2,038

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
23,500	Hengan International Group Co. Ltd. (Personal Products)	$204
530,877	HK Electric Investments Ltd. (Electric Utilities) ^	467
804,180	HKT Trust & HKT Ltd. (Diversified Telecommunication Services)	1,107
162,000	Hysan Development Co. (Real Estate Management & Development)	690
197,000	Kerry Properties Ltd. (Real Estate Management & Development)	541
208,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	162
3,080,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	1,823
5,600	Melco Crown Entertainment Ltd., ADR (Hotels, Restaurants & Leisure)	92
1,510,000	New World Development Co. Ltd. (Real Estate Management & Development)	1,439
3,147,000	PCCW Ltd. (Diversified Telecommunication Services)	2,037
279,038	Power Assets Holdings Ltd. (Electric Utilities)	2,854
137,000	Sino Biopharmaceutiical Ltd. (Pharmaceuticals)	103
751,839	Sino Land Co. Ltd. (Real Estate Management & Development)	1,190
113,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	54
501,040	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	6,127
215,326	Swire Pacific Ltd., Class – A (Real Estate Management & Development)	2,318
244,400	Swire Properties Ltd. (Real Estate Management & Development)	660
184,541	The Bank of East Asia Ltd. (Banks)	690
873,618	The Link Real Estate Investment Trust (Real Estate Investment Trusts)	5,181
1,357,000	The Wharf (Holdings) Ltd. (Real Estate Management & Development)	7,418
66,000	Tingyi (Cayman Islands) Holding Corp. (Food Products)	74
463,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	2,068
228,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	33

		71,603

	Hungary — 0.01%
1,001	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	60
7,465	OTP Bank Nyrt PLC (Banks)	188
4,671	Richter Gedeon Nyrt (Pharmaceuticals)	93

		341

	Indonesia — 0.12%
457,700	PT Adaro Energy Tbk (Oil, Gas & Consumable Fuels)	22
30,100	PT AKR Corporindo Tbk (Trading Companies & Distributors)	16
12,000	PT Astra Agro Lestari Tbk (Food Products)	16
645,500	PT Astra International Tbk (Automobiles)	353
396,600	PT Bank Central Asia Tbk (Banks)	398
115,200	PT Bank Danamon Indonesia Tbk (Banks)	33
294,700	PT Bank Mandiri Tbk (Banks)	229

Shares	Security Description	Value (000)
	Indonesia (continued)
219,300	PT Bank Negara Indonesia Persero Tbk (Banks)	$86
357,700	PT Bank Rakyat Indonesia Persero Tbk (Banks)	308
249,800	PT Bumi Serpong Damai Tbk (Real Estate Management & Development)	35
251,500	PT Charoen Pokphand Indonesia Tbk (Food Products)	68
243,500	PT Global MediaCom Tbk (Media)	22
16,200	PT Gudang Garam Tbk (Tobacco)	80
12,300	PT Hanjaya Mandala Sampoerna Tbk (Tobacco)	91
41,800	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	62
39,500	PT Indofood CBP Sukses Makmur Tbk (Food Products)	45
146,700	PT Indofood Sukses Makmur Tbk (Food Products)	81
68,300	PT Jasa Marga Persero Tbk (Transportation Infrastructure) (a)	28
584,700	PT Kalbe Farma Tbk (Pharmaceuticals)	64
655,600	PT Lippo Karawaci Tbk (Real Estate Management & Development)	52
78,100	PT Matahari Department Store Tbk (Multiline Retail)	108
140,000	PT Media Nusantara Citra Tbk (Media)	23
365,700	PT Perusahaan Gas Negara Tbk (Gas Utilities)	72
86,300	PT Semen Gresik (Persero) Tbk (Construction Materials)	66
346,500	PT Summarecon Agung Tbk (Real Estate Management & Development)	41
180,000	PT Surya Citra Media Tbk (Media)	43
1,629,700	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	409
64,300	PT Tower Bersama Infrastructure Tbk (Wireless Telecommunication Services) (a)	28
46,900	PT Unilever Indonesia Tbk (Household Products)	152
56,500	PT United Tractors Tbk (Machinery)	65
113,600	PT XL Axiata Tbk (Wireless Telecommunication Services) (a)	35

		3,131

	Ireland (Republic of) — 0.85%
2,900	Allegion PLC (Building Products)	185
890,761	Bank of Ireland (Banks) (a)	258
138,472	CRH PLC (Construction Materials)	3,912
57,434	Experian PLC (Professional Services)	1,027
16,895	ICON PLC (Life Sciences Tools & Services) (a)	1,269
145,282	Medtronic PLC (Health Care Equipment & Supplies)	10,895
43,798	Ryanair Holdings PLC, ADR (Airlines)	3,759
15,477	Smurfit Kappa Group PLC (Containers & Packaging)	399

		21,704

	Israel — 0.36%
97,379	Bank Leumi Le-Israel (Banks) (a)	350
492,621	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	1,112

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Israel (continued)
2,208	Delek Group Ltd. (Oil, Gas & Consumable Fuels)	$379
219,073	Israel Chemicals Ltd. (Chemicals) ^	954
116,058	Teva Pharmaceutical Industries Ltd. (Pharmaceuticals)	6,265

		9,060

	Italy — 0.82%
77,152	Assicurazioni Generali SpA (Insurance)	1,144
90,508	Atlantia SpA (Transportation Infrastructure)	2,509
962,489	Enel SpA (Electric Utilities)	4,269
537,042	Eni SpA (Oil, Gas & Consumable Fuels)	8,125
79,928	Intesa Sanpaolo SpA (Banks)	208
334,202	Mediaset SpA (Media)	1,379
330,019	Saras SpA (Oil, Gas & Consumable Fuels) ^(a)	530
192,841	Snam Rete Gas SpA (Gas Utilities)	1,208
533,488	Telecom Italia SpA (Diversified Telecommunication Services)	467
136,919	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	781
75,141	UnipolSai SpA (Insurance)	174

		20,794

	Japan — 18.74%
11,600	Aeon Credit Service Co. Ltd. (Consumer Finance)	274
64,332	Aisin Seiki Co. Ltd. (Auto Components)	2,424
56,600	Alfresa Holdings Corp. (Health Care Providers & Services)	1,086
102,700	Amada Holdings Co. Ltd. (Machinery)	1,002
116,000	Aozora Bank Ltd. (Banks)	405
352,575	Asahi Glass Co. Ltd. (Building Products)	1,930
412,000	Asahi Kasei Corp. (Chemicals)	2,786
25,049	Benesse Holdings, Inc. (Diversified Consumer Services)	721
209,800	Bridgestone Corp. (Auto Components)	7,840
72,500	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	834
405,467	Canon, Inc. (Technology Hardware, Storage & Peripherals)	12,088
84,800	Chubu Electric Power Co., Inc. (Electric Utilities)	1,184
77,800	Citizen Holdings Co. Ltd. (Electronic Equipment, Instruments & Components)	441
700	COSMOS Pharmaceutical Corp. (Food & Staples Retailing) ^	116
196,079	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	1,742
66,712	Daihatsu Motor Co. Ltd. (Automobiles)	940
221,191	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	4,919
23,367	Daito Trust Construction Co. Ltd. (Real Estate Management & Development)	3,318
90,800	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	2,555
128,000	Daiwa Securities Group, Inc. (Capital Markets)	787
155,200	Denso Corp. (Auto Components)	6,239
93,800	East Japan Railway Co. (Road & Rail)	8,096
90,071	Eisai Co. Ltd. (Pharmaceuticals)	5,419
69,200	Fanuc Ltd. (Machinery)	10,752
24,300	Foster Electric Co. Ltd. (Household Durables)	513
161,000	Fuji Electric Co. Ltd. (Electrical Equipment)	557

Shares	Security Description	Value (000)
	Japan (continued)
208,200	Fuji Heavy Industries Ltd. (Automobiles)	$7,354
653,000	Fujitsu Ltd. (IT Services)	2,418
81,000	Fukuoka Financial Group, Inc. (Banks)	264
33,800	Hamamatsu Photonics K.K. (Electronic Equipment, Instruments & Components)	933
5,800	Hikari Tsushin, Inc. (Specialty Retail)	442
32,500	Hitachi Chemical Co. Ltd. (Chemicals)	585
34,800	Hitachi Construction Machinery Co. Ltd. (Machinery) ^	553
3,120,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	14,600
135,000	Hokuhoku Financial Group, Inc. (Banks)	178
23,900	Hokuriku Electric Power Co. (Electric Utilities)	338
540,424	Honda Motor Co. Ltd. (Automobiles)	14,820
1,500	Hoshizaki Electric Co. Ltd. (Machinery)	125
28,900	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	516
68,000	IHI Corp. (Machinery)	144
186,000	Isuzu Motors Ltd. (Automobiles)	1,921
603,168	ITOCHU Corp. (Trading Companies & Distributors)	7,429
19,200	ITOCHU Techno-Solutions Corp. (IT Services)	362
181,200	Japan Airlines Co. Ltd. (Airlines)	6,637
139	Japan Prime Realty Investment Corp. (Real Estate Investment Trusts)	566
201	Japan Real Estate Investment Corp. (Real Estate Investment Trusts)	1,161
428	Japan Retail Fund Investment Corp. (Real Estate Investment Trusts)	1,028
578,082	Japan Tobacco, Inc. (Tobacco)	24,093
150,100	JFE Holdings, Inc. (Metals & Mining)	2,022
66,000	JGC Corp. (Construction & Engineering) ^	988
87,145	JS Group Corp. (Building Products)	1,777
60,883	JSR Corp. (Chemicals)	875
180,400	JTEKT Corp. (Machinery)	2,341
790,024	JX Holdings, Inc. (Oil, Gas & Consumable Fuels)	3,045
28,500	Kakaku.com, Inc. (Internet Software & Services)	530
9,500	Kaken Pharmaceutical Co. Ltd. (Pharmaceuticals)	575
40,700	Kanamoto Co. Ltd. (Trading Companies & Distributors)	958
1,600	Kansai Paint Co. Ltd. (Chemicals)	26
460,000	Kawasaki Heavy Industries Ltd. (Machinery)	1,329
691,400	KDDI Corp. (Wireless Telecommunication Services)	18,469
2,350	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,282
288,432	Kirin Holdings Co. Ltd. (Beverages)	4,045
957,000	Kobe Steel Ltd. (Metals & Mining)	842
308,300	Komatsu Ltd. (Machinery)	5,249
141,200	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	1,200
21,000	Kubota Corp. (Machinery)	287
119,629	Kuraray Co. Ltd. (Chemicals)	1,463
103,300	Kyocera Corp. (Electronic Equipment, Instruments & Components)	4,550
21,926	Lawson, Inc. (Food & Staples Retailing)	1,836

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
739,131	Marubeni Corp. (Trading Companies & Distributors)	$3,744
15,277	Maruichi Steel Tube Ltd. (Metals & Mining)	419
37,400	Mazda Motor Corp. (Automobiles)	580
113,800	Medipal Holdings Corp. (Health Care Providers & Services)	1,802
216,000	Minebea Co. Ltd. (Machinery)	1,685
16,900	Miraca Holdings, Inc. (Health Care Providers & Services)	695
403,900	Mitsubishi Chemical Holdings Corp. (Chemicals)	2,109
522,040	Mitsubishi Corp. (Trading Companies & Distributors)	8,841
995,000	Mitsubishi Electric Corp. (Electrical Equipment)	10,429
127,000	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	684
890,000	Mitsubishi Heavy Industries Ltd. (Machinery)	3,307
507,000	Mitsubishi Materials Corp. (Metals & Mining)	1,433
77,043	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	1,340
2,531,382	Mitsubishi UFJ Financial Group, Inc. (Banks)	11,731
629,626	Mitsui & Co. Ltd. (Trading Companies & Distributors)	7,246
570,000	Mitsui Chemicals, Inc. (Chemicals)	1,899
330,000	Mitsui O.S.K. Lines Ltd. (Marine)	672
2,596,892	Mizuho Financial Group, Inc. (Banks)	3,879
54,200	MS&AD Insurance Group Holdings, Inc. (Insurance)	1,510
49,600	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	5,981
130,327	NGK Insulators Ltd. (Machinery)	2,408
1,300	Nidec Corp. (Electrical Equipment)	89
194,700	Nikon Corp. (Household Durables) ^	2,979
224	Nippon Building Fund, Inc. (Real Estate Investment Trusts)	1,328
124,000	Nippon Electric Glass Co. Ltd. (Electronic Equipment, Instruments & Components)	635
247	Nippon Prologis REIT, Inc. (Real Estate Investment Trusts)	553
229,500	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	4,409
279,400	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	12,037
512,000	Nippon Yusen Kabushiki Kaisha (Marine)	987
1,436,679	Nissan Motor Co. Ltd. (Automobiles)	13,297
8,400	Nitto Denko Corp. (Chemicals)	467
27,800	NOK Corp. (Auto Components)	475
302,000	Nomura Holdings, Inc. (Capital Markets)	1,350
18,800	Nomura Real Estate Holdings, Inc. (Real Estate Management & Development)	347
410,170	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,304
302,090	Oji Paper Co. Ltd. (Paper & Forest Products)	1,213
91,800	Olympus Corp. (Health Care Equipment & Supplies)	3,569

Shares	Security Description	Value (000)
	Japan (continued)
56,600	OMRON Corp. (Electronic Equipment, Instruments & Components)	$1,685
61,000	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	2,583
4,500	Oracle Corp. Japan (Software)	253
126,500	ORIX Corp. (Diversified Financial Services)	1,805
275,477	Osaka Gas Co. Ltd. (Gas Utilities)	1,059
135,381	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	4,918
604,100	Panasonic Corp. (Household Durables)	5,548
246,785	Resona Holdings, Inc. (Banks)	881
265,700	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	2,706
3,900	Rinnai Corp. (Household Durables)	344
30,100	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,268
1,800	Ryohin Keikaku Co. (Multiline Retail)	381
111,000	Sanden Holdings Corp. (Auto Components)	318
19,104	Sankyo Co. Ltd. (Leisure Products)	711
14,000	Sanrio Co. Ltd. (Specialty Retail) ^	274
57,200	Sega Sammy Holdings, Inc. (Leisure Products)	624
142,457	Sekisui Chemical Co. Ltd. (Household Durables)	1,755
180,265	Sekisui House Ltd. (Household Durables)	3,043
2,200	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	94
2,800	Shimano, Inc. (Leisure Products)	439
62,700	Showa Shell Sekiyu K.K. (Oil, Gas & Consumable Fuels)	563
2,100	SMC Corp. (Machinery)	488
10,500	SoftBank Corp. (Wireless Telecommunication Services)	501
182,300	Sompo Japan Nipponkoa Holdings, Inc. (Insurance)	5,166
17,200	Sony Financial Holdings, Inc. (Insurance)	220
15,200	Start Today Co. Ltd. (Internet & Catalog Retail)	613
981,000	Sumitomo Chemical Co. Ltd. (Chemicals)	4,437
411,400	Sumitomo Corp. (Trading Companies & Distributors)	4,089
234,600	Sumitomo Electric Industries Ltd. (Auto Components)	2,854
167,000	Sumitomo Heavy Industries Ltd. (Machinery)	690
164,000	Sumitomo Metal Mining Co. Ltd. (Metals & Mining)	1,629
479,923	Sumitomo Mitsui Financial Group, Inc. (Banks)	14,551
363,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,063
139,031	Sumitomo Rubber Industries Ltd. (Auto Components)	2,149
22,100	SUZUKEN Co. Ltd. (Health Care Providers & Services)	751
5,400	Sysmex Corp. (Health Care Equipment & Supplies)	338
334,000	Taiheiyo Cement Corp. (Construction Materials)	769
284,985	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals) ^	13,007
31,900	Takeuchi Mfg Co. Ltd. (Machinery)	460
29,600	TDK Corp. (Electronic Equipment, Instruments & Components)	1,644
80,000	The Chiba Bank Ltd. (Banks)	399

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
42,100	The Chugoku Electric Power Co., Inc. (Electric Utilities)	$569
115,000	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	1,392
46,000	The Hachijuni Bank Ltd. (Banks)	198
56,000	The Hiroshima Bank Ltd. (Banks)	205
68,000	The Joyo Bank Ltd. (Banks)	233
110,000	The San-in Godo Bank Ltd. (Banks)	680
60,000	The Shizuoka Bank Ltd. (Banks)	433
36,300	The Yokohama Rubber Co. Ltd. (Auto Components)	597
38,000	THK Co. Ltd. (Machinery)	701
73,600	Tokio Marine Holdings, Inc. (Insurance)	2,485
101,135	TonenGeneral Sekiyu K.K. (Oil, Gas & Consumable Fuels)	915
21,681	Toyoda Gosei Co. Ltd. (Auto Components)	418
47,300	Toyota Industries Corp. (Auto Components)	2,127
500,700	Toyota Motor Corp. (Automobiles)	26,484
67,100	Toyota Tsusho Corp. (Trading Companies & Distributors)	1,516
43,700	Trend Micro, Inc. (Software)	1,600
417	United Urban Investment Corp. (Real Estate Investment Trusts)	674
66,500	USS Co. Ltd. (Specialty Retail)	1,063
25,700	Yahoo Japan Corp. (Internet Software & Services)	109
193,000	Yamada Denki Co. Ltd. (Specialty Retail)	912
78,400	Yamaha Motor Co. Ltd. (Automobiles)	1,304
43,700	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	452

		476,694

	Jersey — 0.23%
131,495	Glencore International PLC (Metals & Mining)	297
106,675	Petrofac Ltd. (Energy Equipment & Services)	1,411
13,311	Shire PLC (Pharmaceuticals)	757
140,634	WPP PLC (Media)	3,285

		5,750

	Liberia — 0.06%
18,453	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	1,516

	Luxembourg — 0.34%
295,281	ArcelorMittal (Metals & Mining) ^	1,335
23,284	Millicom International Cellular SA (Wireless Telecommunication Services)	1,273
10,646	RTL Group (Media)	902
135,435	SES – FDR, Class – A (Media)	3,965
93,515	Tenaris SA (Energy Equipment & Services)	1,165

		8,640

	Malaysia — 0.16%
29,400	Airasia Berhad (Airlines)	14
36,300	Alliance Financial Group Berhad (Banks)	39
69,300	AMMB Holdings Berhad (Banks)	82
53,100	Astro Malaysia Holdings Berhad (Media)	41
85,100	Axiata Group Berhad (Wireless Telecommunication Services)	129

Shares	Security Description	Value (000)
	Malaysia (continued)
22,934	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	$19
4,300	British American Tobacco Malaysia Berhad (Tobacco)	60
86,400	Bumi Armada Berhad (Energy Equipment & Services)	18
158,600	CIMB Group Holdings Berhad (Banks)	197
124,788	Dialog Group Berhad (Construction & Engineering)	51
106,700	DiGi.Com Berhad (Wireless Telecommunication Services)	135
38,200	Felda Global Ventures Holdings Berhad (Food Products)	15
54,700	Gamuda Berhad (Construction & Engineering)	69
75,600	Genting Berhad (Hotels, Restaurants & Leisure)	190
99,400	Genting Malaysia Berhad (Hotels, Restaurants & Leisure)	116
8,000	Genting Plantations Berhad (Food Products)	23
10,100	Hap Seng Consolidated Berhad (Industrial Conglomerates)	20
12,500	Hartalega Holdings Berhad (Health Care Equipment & Supplies)	16
22,156	Hong Leong Bank Berhad (Banks)	77
8,066	Hong Leong Financial Group Berhad (Banks)	32
81,500	IHH Healthcare Berhad (Health Care Providers & Services)	137
99,800	IJM Corp. Berhad (Construction & Engineering)	91
84,900	IOI Corp. Berhad (Food Products)	99
45,300	IOI Properties Group Berhad (Real Estate Management & Development)	27
14,400	Kuala Lumpur Kepong Berhad (Food Products)	89
13,200	Lafarge Malayan Cement Berhad (Construction Materials)	30
149,600	Malayan Banking Berhad (Banks)	346
27,900	Malaysia Airports holdings Berhad (Transportation Infrastructure)	49
55,300	Maxis Berhad (Wireless Telecommunication Services)	90
37,200	MISC Berhad (Marine)	85
87,200	Petronas Chemicals Group Berhad (Chemicals)	150
8,300	Petronas Dagangan Berhad (Oil, Gas & Consumable Fuels)	51
23,100	Petronas Gas Berhad (Gas Utilities)	130
16,100	PPB Group Berhad (Food Products)	69
81,040	Public Bank Berhad (Banks)	390
20,200	RHB Capital Berhad (Banks)	31
110,800	SapuraKencana Petroleum Berhad (Energy Equipment & Services)	52
98,000	Sime Darby Berhad (Industrial Conglomerates)	199
36,400	Telekom Malaysia Berhad (Diversified Telecommunication Services)	62
109,200	Tenega Nasional Berhad (Electric Utilities)	391
14,000	UMW Holdings Berhad (Automobiles)	25
31,600	Westports Holding Berhad (Transportation Infrastructure)	33
143,800	YTL Corp. Berhad (Multi-Utilities)	60
75,600	YTL Power International Berhad (Multi-Utilities)	29

		4,058

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malta — 0.01%
11,360	Brait SE (Capital Markets)	$129

	Mexico — 0.29%
89,200	Alfa SAB de CV, Class – A (Industrial Conglomerates)	179
1,015,500	America Movil SAB de CV (Wireless Telecommunication Services)	790
13,500	Arca Continental SAB de CV (Beverages)	94
12,224	Cemex SAB de CV, ADR (Construction Materials) (a)	89
428,011	Cemex SAB de CV (Construction Materials) (a)	311
15,000	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	125
35,400	Compartamos SAB de CV (Consumer Finance)	70
6,200	El Puerto de Liverpool SAB de CV, Class – C1 (Multiline Retail)	73
76,700	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	178
59,400	Fomento Economico Mexicano SAB de CV (Beverages)	573
6,500	Gruma SAB de CV, Class – B (Food Products)	103
10,200	Grupo Aeroportuario del Pacifico SAB de CV, B Shares (Transportation Infrastructure)	91
6,170	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	93
51,400	Grupo Bimbo SAB de CV, Series A (Food Products) (a)	152
19,500	Grupo Carso SAB de CV, Series A1 (Industrial Conglomerates)	91
11,600	Grupo Comercial Chedraui SAB de CV (Food & Staples Retailing)	37
80,400	Grupo Financiero Banorte SAB de CV (Banks)	456
72,500	Grupo Financiero Inbursa SAB de CV, Class – O (Banks)	145
55,600	Grupo Financiero Santander Mexico SAB de CV, B Shares (Banks)	101
20,700	Grupo Lala SAB de CV (Food Products)	56
117,400	Grupo Mexico SAB de CV, Series B (Metals & Mining)	283
74,272	Grupo Televisa SA, ADR (Media)	2,041
78,400	Grupo Televisa SAB de CV (Media)	431
4,675	Industrias Penoles SAB de CV (Metals & Mining)	59
46,500	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	112
30,800	Mexichem SAB de CV (Chemicals)	75
20,400	Ohl Mexico SAB de CV (Transportation Infrastructure) (a)	32
8,200	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	109
169,900	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	402

		7,351

	Netherlands — 2.85%
8,031	ABN AMRO Group NV (Banks) (a)	165
537,477	AEGON NV (Insurance)	2,956

Shares	Security Description	Value (000)
	Netherlands (continued)
14,400	Aercap Holdings NV (Trading Companies & Distributors) (a)	$558
106,713	Airbus Group NV (Aerospace & Defense)	7,084
187,115	Akzo Nobel NV (Chemicals)	12,752
6,276	ASML Holding NV (Semiconductors & Semiconductor Equipment)	637
7,119	ASML Holding NV, NYS (Semiconductors & Semiconductor Equipment)	715
164,736	CNH Industrial NV (Machinery)	1,120
22,815	Euronext NV (Diversified Financial Services)	947
5,433	Gemalto NV (Software)	402
20,901	Grandvision NV (Specialty Retail)	596
884	Heineken Holding NV (Beverages)	80
8,290	Heineken Holding NV, Class – A (Beverages)	647
188,846	ING Groep NV (Banks)	2,283
251,280	Koninklijke Ahold NV (Food & Staples Retailing)	5,652
12,176	Koninklijke Boskalis Westminster NV (Construction & Engineering)	479
33,410	Koninklijke DSM NV (Chemicals)	1,837
133,447	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,801
9,645	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	480
54,210	NN Group NV (Insurance)	1,773
18,262	Randstad Holding NV (Professional Services) ^	1,012
644,100	Reed Elsevier NV (Media)	11,245
196,411	STMicroelectronics NV (Semiconductors & Semiconductor Equipment) ^	1,090
501,815	TNT NV (Air Freight & Logistics) (a)	2,044
267,351	Unilever NV (Personal Products)	11,979

		72,334

	New Zealand — 0.05%
52,581	Contact Energy Ltd. (Electric Utilities)	182
97,622	Fletcher Building Ltd. (Construction Materials)	532
35,000	Infratil Ltd. (Electric Utilities)	79
159,986	Telecom Corp. of New Zealand Ltd. (Diversified Telecommunication Services)	404

		1,197

	Norway — 0.69%
85,424	DNB ASA (Banks)	1,011
31,893	Gjensidige Forsikring ASA (Insurance)	544
801,266	Statoil ASA (Oil, Gas & Consumable Fuels)	12,625
169,586	Telenor ASA (Diversified Telecommunication Services)	2,746
13,232	Yara International ASA (Chemicals)	498

		17,424

	Papua New Guinea — 0.01%
66,408	Oil Search Ltd. (Oil, Gas & Consumable Fuels)	344

	Peru — 0.01%
6,200	Compania de Minas Buenaventura SA, ADR (Metals & Mining) (a)	46
2,191	Credicorp Ltd. (Banks)	287

		333

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Philippines — 0.07%
66,530	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	$94
49,400	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	47
69,300	Alliance Global Group, Inc. (Industrial Conglomerates)	25
7,210	Ayala Corp. (Diversified Financial Services)	117
226,900	Ayala Land, Inc. (Real Estate Management & Development)	174
20,150	Bank of the Philippine Islands (Banks)	38
53,700	BDO Unibank, Inc. (Banks)	120
136,900	DMCI Holdings, Inc. (Industrial Conglomerates)	40
309,300	Energy Development Corp. (Independent Power and Renewable Electricity Producers)	40
1,115	Globe Telecom, Inc. (Wireless Telecommunication Services)	54
2,575	GT Capital Holdings, Inc. (Diversified Financial Services)	78
16,900	International Container Terminal Services, Inc. (Transportation Infrastructure)	25
84,540	JG Summit Holdings, Inc. (Industrial Conglomerates)	145
11,940	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	59
356,000	Megaworld Corp. (Real Estate Management & Development)	32
448,100	Metro Pacific Investments Corp. (Diversified Financial Services)	57
10,310	Metropolitan Bank & Trust Co. (Banks)	18
2,985	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	128
34,700	Robinsons Land Corp. (Real Estate Management & Development)	21
4,780	SM Investments Corp. (Industrial Conglomerates)	99
279,100	SM Prime Holdings, Inc. (Real Estate Management & Development)	133
29,220	Universal Robina Corp. (Food Products)	138

		1,682

	Poland — 0.06%
1,394	Alior Bank SA (Banks) (a)	24
1,104	Bank Handlowy w Warszawie SA (Banks)	27
14,737	Bank Millennium SA (Banks) (a)	23
4,023	Bank Pekao SA (Banks)	178
1,164	Bank Zachodni WBK SA (Banks)	96
761	CCC SA (Textiles, Apparel & Luxury Goods)	33
6,389	Cyfrowy Polsat SA (Media) (a)	42
7,239	Enea SA (Electric Utilities)	23
6,708	Energa SA (Electric Utilities)	24
2,745	Eurocash SA (Food & Staples Retailing)	39
1,510	Grupa Azoty SA (Chemicals) (a)	39
2,554	Grupa Lotos SA (Oil, Gas & Consumable Fuels) (a)	19
4,681	KGHM Polska Miedz SA (Metals & Mining)	96
43	LPP SA (Textiles, Apparel & Luxury Goods)	63

Shares	Security Description	Value (000)
	Poland (continued)
496	MBank SA (Banks) (a)	$45
27,898	PGE SA (Electric Utilities)	105
10,020	Polski Koncern Naftowy Orlen SA (Oil, Gas & Consumable Fuels)	199
59,087	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	84
29,136	Powszechna Kasa Oszczednosci Bank Polski SA (Banks) (a)	216
17,400	Powszechny Zaklad Ubezpieczen SA (Insurance)	166
17,743	Synthos SA (Chemicals)	18
23,818	Tauron Polska Energia SA (Electric Utilities)	19
21,701	Telekomunikacja Polska SA (Diversified Telecommunication Services)	39

		1,617

	Portugal — 0.10%
102,844	Altri, SGPS, SA (Paper & Forest Products)	449
215,563	EDP – Energias de Portugal SA (Electric Utilities)	767
75,585	Jeronimo Martins, SGPS, SA (Food & Staples Retailing)	1,236

		2,452

	Qatar — 0.04%
3,275	Barwa Real Estate Co. (Real Estate Management & Development)	33
3,870	Doha Bank QSC (Banks)	39
24,555	Ezdan Real Estate Co. QSC (Real Estate Management & Development) *(a)	122
4,730	Industries Qatar QSC (Industrial Conglomerates)	141
12,371	Masraf Al Rayan (Banks)	121
2,747	Ooredoo QSC (Diversified Telecommunication Services)	70
930	Qatar Electricity & Water Co. (Multi-Utilities)	54
6,966	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	46
3,347	Qatar Insurance Co. (Insurance)	76
1,805	Qatar Islamic Bank (Banks)	51
6,766	Qatar National Bank (Banks)	262
4,911	The Commercial Bank of Qatar QSC (Banks)	56
11,438	Vodafone Qatar (Wireless Telecommunication Services)	39

		1,110

	Romania — 0.00%
8,020	New Europe Property Investment PLC (Real Estate Management & Development)	102

	Russia — 0.16%
61,600	ALROSA AO (Metals & Mining)	64
3,932,000	Federal Hydrogenerating Co. (Electric Utilities)	41
376,882	Gazprom OAO (Oil, Gas & Consumable Fuels)	830
16,402	LUKOIL OAO (Oil, Gas & Consumable Fuels)	642
8,362	Magnit OJSC, Registered Shares, GDR (Food & Staples Retailing)	334
3,144	MegaFon OAO, GDR (Wireless Telecommunication Services)	35
1,778	MMC Norilsk Nickel PJSC (Metals & Mining)	231

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Russia (continued)
15,875	Mobile TeleSystems OJSC, ADR (Wireless Telecommunication Services)	$128
2,900	NovaTek OAO, Registered Shares, GDR (Oil, Gas & Consumable Fuels)	261
35,590	Rosneft Oil (Oil, Gas & Consumable Fuels)	162
25,400	Rosneft Oil Co., Registered Shares, GDR (Oil, Gas & Consumable Fuels)	115
27,240	Rostelecom OJSC (Diversified Telecommunication Services)	40
346,390	Sberbank of Russia (Banks)	567
7,050	Severstal (Metals & Mining)	75
5,147	Sistema JSFC, GDR (Wireless Telecommunication Services)	33
241,100	Surgutneftegas (Oil, Gas & Consumable Fuels)	143
44,810	Tatneft, Class – S (Oil, Gas & Consumable Fuels)	241
38,080	The Moscow Exchange MICEX (Diversified Financial Services)	60
163,060,000	VTB Bank OJSC (Banks)	187

		4,189

	Singapore — 0.66%
336,200	Ascendas Real Estate Investment Trust (Real Estate Investment Trusts)	596
331,809	CapitaCommercial Trust (Real Estate Investment Trusts)	362
656,800	Capitaland, Ltd. (Real Estate Management & Development)	1,496
375,600	CapitaMall Trust (Real Estate Investment Trusts)	583
7,121	DBS Group Holdings Ltd. (Banks)	81
1,364,807	Hutchison Port Holdings Trust (Transportation Infrastructure)	682
462,191	Keppel Corp. Ltd. (Industrial Conglomerates)	2,000
314,500	SembCorp Industries Ltd. (Industrial Conglomerates)	705
274,900	SembCorp Marine Ltd. (Machinery)	337
79,000	Singapore Airlines Ltd. (Airlines)	670
358,947	Singapore Press Holdings Ltd. (Media) ^	1,066
288,500	Singapore Tech Engineering (Aerospace & Defense)	692
1,390,710	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	3,941
349,780	Suntec REIT (Real Estate Investment Trusts)	435
156,900	United Overseas Bank Ltd. (Banks)	2,197
1,400,211	Yangzijiang Shipbuilding Holdings Ltd. (Machinery)	1,018

		16,861

	South Africa — 0.33%
76,767	African Bank Investments Ltd. (Diversified Financial Services) *(a)	—
1,336	Anglo Platinum Ltd. (Metals & Mining) (a)	33
13,565	AngloGold Ashanti Ltd. (Metals & Mining) (a)	187
10,943	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	237

Shares	Security Description	Value (000)
	South Africa (continued)
10,425	Barclays Africa Group Ltd. (Banks) ^	$106
7,428	Barloworld Ltd. (Trading Companies & Distributors)	38
10,180	Bidvest Group Ltd. (Industrial Conglomerates)	257
1,193	Capitec Bank Holdings Ltd. (Banks)	46
7,705	Coronation Fund Managers Ltd. (Capital Markets)	38
11,989	Discovery Ltd. (Insurance)	99
3,843	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	19
106,347	FirstRand Ltd. (Diversified Financial Services) ^	350
31,600	Fortress Income Fund Ltd., Class – A (Real Estate Investment Trusts)	34
22,800	Fortress Income Fund Ltd., Class – A (Real Estate Investment Trusts)	55
26,067	Gold Fields Ltd. (Metals & Mining)	103
69,853	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	115
8,098	Hyprop Investments Ltd. (Real Estate Investment Trusts)	65
18,081	Impala Platinum Holdings Ltd. (Metals & Mining) (a)	58
6,288	Imperial Holdings Ltd. (Distributors)	64
8,169	Investec Ltd. (Capital Markets)	61
3,919	Liberty Holdings Ltd. (Insurance)	38
27,731	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services) ^	67
3,339	Massmart Holdings Ltd. (Food & Staples Retailing)	29
30,861	MMI Holdings Ltd. (Insurance)	52
3,974	Mondi Ltd. (Paper & Forest Products)	76
8,058	Mr. Price Group Ltd. (Specialty Retail)	97
53,008	MTN Group Ltd. (Wireless Telecommunication Services) ^	487
14,203	Naspers Ltd. (Media)	1,985
5,906	Nedbank Group Ltd. (Banks)	78
27,817	Netcare Ltd. (Health Care Providers & Services)	68
8,171	Pick n Pay Stores Ltd. (Food & Staples Retailing)	39
3,538	Pioneer Foods Group Ltd. (Food Products)	33
3,047	PSG Group Ltd. (Diversified Financial Services)	41
19,038	Rand Merchant Investment Holdings, Ltd. (Insurance)	54
123,792	Redefine Properties Ltd. (Real Estate Investment Trusts)	101
15,474	Remgro Ltd. (Diversified Financial Services)	262
9,475	Resilient REIT Ltd. (Real Estate Investment Trusts)	87
21,326	RMB Holdings Ltd. (Diversified Financial Services) ^	89
5,051	Samsung Heavy Industries Co. Ltd. (Machinery)	49
65,386	Sanlam Ltd. (Insurance)	303
18,360	Sappi Ltd. (Paper & Forest Products) (a)	82
17,635	Sasol Ltd. (Oil, Gas & Consumable Fuels)	528
14,264	Shoprite Holdings Ltd. (Food & Staples Retailing)	167
22,050	Sibanye Gold Ltd. (Metals & Mining)	85
38,235	Standard Bank Group Ltd. (Banks)	343
86,426	Steinhoff International Holdings NV (Household Durables)	567

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
7,882	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	$31
7,054	The Foschini Group Ltd. (Specialty Retail)	68
4,668	The Spar Group Ltd. (Food & Staples Retailing)	63
4,941	Tiger Brands Ltd. (Food Products)	109
14,800	Truworths International Ltd. (Specialty Retail) ^	98
8,980	Tsogo Sun Holdings Ltd. (Hotels, Restaurants & Leisure)	14
11,412	Vodacom Group Ltd. (Wireless Telecommunication Services)	124
30,644	Woolworths Holdings Ltd. (Multiline Retail)	186

		8,465

	South Korea — 1.38%
1,037	Amorepacific Corp. (Personal Products)	350
849	Amorepacific Group (Personal Products)	109
220	BGF Retail Co. Ltd. (Food & Staples Retailing)	32
8,989	BS Financial Group, Inc. (Banks)	76
2,161	Celltrion, Inc. (Biotechnology) ^(a)	208
2,453	Cheil Industries, Inc. (Industrial Conglomerates)	306
2,699	Cheil Worldwide, Inc. (Media)	40
226	CJ Cheiljedang Corp. (Food Products)	69
487	CJ Corp. (Industrial Conglomerates)	83
442	CJ E&M Corp. (Media)	25
199	CJ Korea Express Co. Ltd. (Road & Rail) (a)	33
1,808	Coway Co. Ltd. (Household Durables)	153
893	Daelim Industrial Co. Ltd. (Construction & Engineering)	71
3,393	Daewoo Engineering & Construction Co. Ltd. (Construction & Engineering) (a)	19
1,544	Daewoo International Corp. (Trading Companies & Distributors)	30
6,011	Daewoo Securities Co. Ltd. (Capital Markets)	43
987	Daum Kakao Corp. (Internet Software & Services)	86
5,676	DGB Financial Group, Inc. (Banks)	44
1,421	Dongbu Insurance Co. Ltd. (Insurance)	94
876	Dongsuh Cos., Inc. (Food & Staples Retailing)	25
193	Doosan Corp. (Industrial Conglomerates)	15
1,064	Doosan Heavy Industries & Construction Co. Ltd. (Electrical Equipment)	20
639	E-Mart Co. Ltd. (Food & Staples Retailing)	98
1,674	GS Engineering & Construction Corp. (Construction & Engineering) (a)	40
1,446	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	75
614	GS Retail Co. Ltd. (Food & Staples Retailing)	25
6,305	Halla Climate Control Corp. (Auto Components)	51
9,721	Hana Financial Group, Inc. (Banks)	211
2,500	Hankook Tire Co. Ltd. (Auto Components)	119
174	Hanmi Pharm Co. Ltd. (Pharmaceuticals)	107
384	Hanmi Science Co. Ltd. (Pharmaceuticals)	50
315	Hanssem Co. Ltd. (Household Durables)	62
3,532	Hanwha Chemical Corp. (Chemicals)	77
1,509	Hanwha Corp. (Industrial Conglomerates)	47

Shares	Security Description	Value (000)
	South Korea (continued)
463	Honam Petrochemical Corp. (Chemicals)	$138
1,116	Hotel Shilla Co. Ltd. (Specialty Retail)	65
18,601	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	458
764	Hyosung Corp. (Chemicals)	96
509	Hyundai Department Store (Multiline Retail)	61
1,895	Hyundai Development Co. (Construction & Engineering)	76
2,231	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	82
628	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	104
1,258	Hyundai Heavy Industries Co. Ltd. (Machinery) (a)	117
2,083	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	60
2,174	Hyundai Mobis Co. Ltd. (Auto Components)	474
4,877	Hyundai Motor Co. Ltd. (Automobiles)	650
2,432	Hyundai Steel Co. (Metals & Mining)	118
549	Hyundai Wia Corp. (Auto Components)	50
9,335	Industrial Bank of Korea (Banks)	100
3,942	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	141
12,201	KB Financial Group, Inc. (Banks)	340
165	KCC Corp. (Building Products)	60
752	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	42
8,564	Kia Motors Corp. (Automobiles)	362
1,867	Korea Aerospace Industries Ltd. (Aerospace & Defense)	106
8,320	Korea Electric Power Corp. (Electric Utilities)	438
597	Korea Gas Corp. (Gas Utilities)	20
1,447	Korea Investment Holdings Co. Ltd. (Capital Markets)	56
7,327	Korea Life Insurance Co. Ltd. (Insurance)	43
256	Korea Zinc Co. (Metals & Mining)	108
1,165	Korean Air Lines Co. Ltd. (Airlines) (a)	32
1,080	KT Corp. (Diversified Telecommunication Services)	28
43,184	KT&G Corp. (Tobacco)	4,154
463	Kumho Petro Chemical Co. Ltd. (Chemicals)	24
1,487	LG Chem Ltd. (Chemicals)	426
3,005	LG Corp. (Industrial Conglomerates)	180
7,222	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	168
3,366	LG Electronics, Inc. (Household Durables)	181
301	LG Household & Health Care Ltd. (Personal Products)	249
474	LG Innotek Co. Ltd. (Electronic Equipment, Instruments & Components)	33
7,154	LG UPlus Corp. (Diversified Telecommunication Services)	69
14	Lotte Chilsung Beverage Co. Ltd. (Beverages)	22
24	Lotte Confectionery Co. Ltd. (Food Products)	54
370	Lotte Shopping Co. Ltd. (Multiline Retail)	81
1,977	Mirae Asset Securities Co. Ltd. (Capital Markets)	40

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
907	Naver Corp. (Internet Software & Services)	$505
514	NCsoft Corp. (Software)	114
3,445	NH Investment & Securities Co. Ltd. (Capital Markets)	30
563	OCI Co. Ltd. (Chemicals)	52
136	Orion Corp. (Food Products)	108
26	Ottogi Corp. (Food Products)	21
1,521	Paradise Co. Ltd. (Hotels, Restaurants & Leisure)	19
2,192	POSCO (Metals & Mining)	421
634	S1 Corp. (Commercial Services & Supplies)	49
1,162	Samsung Card Co. Ltd. (Consumer Finance)	38
2,008	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	103
9,889	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	11,348
1,147	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	297
2,551	Samsung Life Insurance Co. Ltd. (Insurance)	262
1,745	Samsung SDI Co. Ltd. (Electronic Equipment, Instruments & Components)	151
987	Samsung SDS Co. Ltd. (IT Services)	151
1,630	Samsung Securities Co. Ltd. (Capital Markets)	57
13,670	Shinhan Financial Group Co. Ltd. (Banks)	484
231	Shinsegae Co. Ltd. (Multiline Retail)	41
1,126	SK C&C Co. Ltd. (Industrial Conglomerates)	220
2,067	SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	311
2,384	SK Networks Co. Ltd. (Trading Companies & Distributors)	13
38,482	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	7,017
1,335	S-Oil Corp. (Oil, Gas & Consumable Fuels)	114
11,356	Woori Bank (Banks)	94
282	Yuhan Corp. (Pharmaceuticals)	69

		35,088

	Spain — 2.34%
221,126	Abertis Infraestructuras SA (Transportation Infrastructure)	3,635
24,456	Amadeus IT Holding SA, A Shares (IT Services)	1,049
1,092,142	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,259
68,931	Banco de Sabadell SA (Banks)	124
2,617,109	Banco Santander SA (Banks)	11,535
2,159,621	CaixaBank SA (Banks) (b)	6,381
175,551	Corporacion Mapfre (Insurance)	379
46,628	Enagas (Gas Utilities)	1,401
24,920	Endesa (Electric Utilities)	478
76,491	Gas Natural SDG SA (Gas Utilities)	1,547
115,574	Grifols SA, ADR (Biotechnology)	1,788
65,134	Grifols SA (Biotechnology)	1,450
132,610	Iberdrola SA (Electric Utilities)	885
46,209	Industria de Diseno Textil SA (Specialty Retail)	1,554
506,559	Repsol YPF SA (Oil, Gas & Consumable Fuels)	5,717
33,504	Tecnicas Reunidas SA (Energy Equipment & Services) ^	942

Shares	Security Description	Value (000)
	Spain (continued)
1,198,731	Telefonica SA (Diversified Telecommunication Services)	$13,436

		59,560

	Sweden — 2.56%
30,642	Assa Abloy AB, B Shares (Building Products)	605
38,610	Atlas Copco AB (Machinery)	972
13,639	Autoliv, Inc. – SDR (Auto Components) ^	1,622
40,504	Boliden AB (Metals & Mining)	648
8,062	Electrolux AB, B Shares (Household Durables) (a)	212
7,014	Hennes & Mauritz AB, B Shares (Specialty Retail)	234
31,381	Industrivarden AB, C Shares (Diversified Financial Services)	535
4,782	Modern Times Group, B Shares (Media)	143
763,537	Nordea Bank AB (Banks)	7,340
784,723	Sandvik AB (Machinery) ^	8,123
383,507	Skandinaviska Enskilda Banken AB, Class – A (Banks)	3,665
227,680	Skanska AB, B Shares (Construction & Engineering)	5,199
56,756	Svenska Cellusoa AB, B Shares (Household Products)	1,774
46,593	Svenska Handelsbanken AB, A Shares (Banks)	593
319,822	Swedbank AB, A Shares (Banks)	6,893
110,944	Tele2 AB, B Shares (Wireless Telecommunication Services)	1,029
1,957,261	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	19,610
934,152	TeliaSonera AB (Diversified Telecommunication Services)	4,854
102,009	Volvo AB, B Shares (Machinery)	1,120

		65,171

	Switzerland — 9.93%
1,242,251	ABB Ltd., Registered Shares (Electrical Equipment)	24,220
39,486	Actelion Ltd. (Biotechnology)	5,903
138,651	Adecco SA, Registered Shares (Professional Services)	9,038
111,686	Aryzta AG (Food Products)	4,628
8,808	Baloise Holding AG, Registered Shares (Insurance)	1,120
91	Chocoladefabriken Lindt & Sprungil AG (Food Products)	564
170,267	Clariant AG (Chemicals)	3,082
73,963	Compagnie Financiere Richemont SA, Registered Shares (Textiles, Apparel & Luxury Goods)	4,890
177,685	Credit Suisse Group AG (Capital Markets) (b)	2,516
3,275	DKSH Holding Ltd. (Professional Services)	224
1,825	Geberit AG (Building Products)	682
1,194	Givaudan SA (Chemicals)	2,343
167,816	Holcim Ltd., Registered Shares (Construction Materials) (b)	7,897
7,879	Julius Baer Group Ltd. (Capital Markets)	339
27,400	Kuehne & Nagel International Ltd. (Marine)	3,897
643,720	Nestle SA (Food Products)	48,119

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
427,911	Novartis AG, Registered Shares (Pharmaceuticals)	$31,029
5,234	Pargesa Holding SA (Diversified Financial Services)	334
1,196	Partners Group Holding AG (Capital Markets)	481
205,002	Roche Holding AG (Pharmaceuticals)	50,482
3,020	SGS SA, Registered Shares (Professional Services)	6,384
7,927	Sulzer AG (Machinery)	788
4,008	Swiss Life Holding (Insurance)	1,066
20,657	Swiss Prime Site AG (Real Estate Management & Development)	1,822
65,936	Swiss Re AG (Insurance)	6,098
8,704	Swisscom AG (Diversified Telecommunication Services)	4,731
10,698	Syngenta AG, Registered Shares (Chemicals)	4,452
299	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	20
891	The Swatch Group AG, B Shares (Textiles, Apparel & Luxury Goods)	309
782,720	UBS Group AG (Capital Markets)	12,613
53,643	Zurich Financial Services AG (Insurance)	12,462

		252,533

	Taiwan — 0.66%
80,524	Acer, Inc. (Technology Hardware, Storage & Peripherals) (a)	31
200,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	233
10,491	AdvanTech Co. Ltd. (Technology Hardware, Storage & Peripherals)	77
66,980	Asia Cement Corp. (Construction Materials)	61
51,000	Asia Pacific Telecom Co. Ltd. (Diversified Telecommunication Services) (a)	18
23,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	207
292,000	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	88
4,258	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	23
21,000	Catcher Technology Co. Ltd. (Technology Hardware, Storage & Peripherals)	172
257,100	Cathay Financial Holding Co. Ltd. (Insurance)	308
156,534	Chang Hwa Commercial Bank Ltd. (Banks)	80
45,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	90
15,235	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	39
87,000	China Airlines Ltd. (Airlines) (a)	31
419,000	China Development Financial Holding Corp. (Banks)	112
106,660	China Life Insurance Co. Ltd. (Insurance)	82
379,440	China Steel Corp. (Metals & Mining)	264
474,313	Chinatrust Financial Holding Co. Ltd. (Banks)	251
121,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	411
142,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	89
230,715	E.Sun Financial Holding Co. Ltd. (Banks)	129

Shares	Security Description	Value (000)
	Taiwan (continued)
5,465	ECLAT Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	$72
69,984	EVA Airways Corp. (Airlines) (a)	39
39,680	Evergreen Marine Corp. Ltd. (Marine)	15
108,413	Far Eastern New Century Corp. (Industrial Conglomerates)	89
53,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	119
10,300	Feng Tay Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	55
284,013	First Financial Holdings Co., Ltd. (Banks)	140
103,000	Formosa Chemicals & Fibre Corp. (Chemicals)	257
34,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	98
134,000	Formosa Plastics Corp. (Chemicals)	332
26,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	25
30,451	Foxconn Technology Co. Ltd. (Technology Hardware, Storage & Peripherals) *	68
211,000	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	269
8,000	Giant Manufacturing Co. Ltd. (Leisure Products)	46
1,000	Hermes Microvision, Inc. (Semiconductors & Semiconductor Equipment)	29
23,400	Highwealth Construction Corp. (Real Estate Management & Development)	34
6,548	Hiwin Technologies Corp. (Machinery)	29
460,898	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components) *	1,215
8,000	Hotai Motor Co. Ltd. (Specialty Retail)	88
21,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	60
217,779	Hua Nan Financial Holdings Co. Ltd., Class – C (Banks)	108
285,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	100
78,000	Inotera Memories, Inc. (Semiconductors & Semiconductor Equipment) (a)	71
79,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	50
3,000	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	233
71,982	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	88
48,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	368
360,034	Mega Financial Holding Co. Ltd. (Banks)	257
7,500	Merida Industry Co. Ltd. (Leisure Products)	33
153,000	Nan Ya Plastics Corp. (Chemicals)	321
19,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	76
3,000	Obi Pharma, Inc. (Biotechnology) *(a)	37
60,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	140
5,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	41
74,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	94

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
21,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	$48
17,000	President Chain Store Corp. (Food & Staples Retailing)	124
154,638	President Enterprises Corp. (Food Products)	272
84,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	147
14,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	27
16,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	44
27,426	Ruentex Development Co. Ltd. (Real Estate Management & Development)	35
18,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	30
272,847	Shin Kong Financial Holding Co. Ltd. (Insurance)	55
73,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	118
9,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	32
285,422	SinoPac Financial Holdings Co. Ltd. (Banks)	88
11,484	Standard Foods Corp. (Food Products)	28
43,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	44
266,965	Taishin Financial Holding Co. Ltd. (Banks)	94
143,524	Taiwan Business Bank (Banks) (a)	38
100,000	Taiwan Cement Corp. (Construction Materials)	98
239,316	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	107
23,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	35
52,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	169
1,253,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,308
18,600	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	487
65,000	Teco Electric & Machinery Co. Ltd. (Electrical Equipment)	53
6,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	19
407,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	168
27,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	42
75,480	Wistron Corp. (Technology Hardware, Storage & Peripherals)	47
48,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	51
265,820	Yuanta Financial Holding Co. Ltd. (Capital Markets)	95

Shares	Security Description	Value (000)
	Taiwan (continued)
29,000	Yulon Motor Co. Ltd. (Automobiles)	$28

		16,823

	Thailand — 0.11%
33,600	Advanced INFO Service Public Co. Ltd. (Wireless Telecommunication Services)	174
14,300	Airports of Thailand Public Co. Ltd., Registered Shares (Transportation Infrastructure)	164
7,900	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	40
128,400	Bangkok Dusit Medical Service Public Co. Ltd. (Health Care Providers & Services)	86
210,253	Bangkok Exressway and Metro PCL (Transportation Infrastructure) (a)	33
34,800	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	17
31,900	BEC World Public Co. Ltd., Registered Shares (Media)	26
143,900	BTS Group Holdings Public Co. Ltd. (Road & Rail)	37
12,000	Bumrungrad Hospital Public Co. Ltd. (Health Care Providers & Services)	72
45,400	Central Pattana Public Co. Ltd., Registered Shares (Real Estate Management & Development)	66
97,700	Charoen Pokphand Foods Public Co. Ltd. (Food Products)	67
138,900	CP ALL Public Co. Ltd. (Food & Staples Retailing)	181
18,700	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	46
64,098	Delta Electronics Public Co. Ltd. – NVDR (Electronic Equipment, Instruments & Components)	283
40,600	Energy Absolute Public Co. Ltd. – NVDR (Oil, Gas & Consumable Fuels)	26
17,300	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	45
30,008	Home Product Center Public Co. Ltd., Registered Shares (Specialty Retail)	7
41,300	Indorama Ventures PCL (Chemicals)	27
331,500	Irpc PCL – Foreign (Oil, Gas & Consumable Fuels)	48
57,200	Kasikornbank Public Co. Ltd. (Banks)	282
117,400	Krung Thai Bank Public Co. Ltd., Registered Shares (Banks)	62
57,460	Minor International Public Co. Ltd., Registered Shares (Hotels, Restaurants & Leisure)	60
55,900	PTT Chemical Public Co. Ltd. (Chemicals)	96
40,800	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	81
32,400	PTT PCL (Oil, Gas & Consumable Fuels)	257
12,700	Siam Cement PCL (Construction Materials)	169
49,300	Siam Commercial Bank Public Co. Ltd. (Banks)	198
27,200	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	54

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Thailand (continued)
68,400	Thai Union Group Public Co. Ltd. (Food Products)	$41
441,600	TMB Bank Public Co. Ltd. (Banks)	32
288,110	True Corp. PCL (Diversified Telecommunication Services) (a)	62

		2,839

	Turkey — 0.07%
69,346	Akbank TAS (Banks)	197
6,922	Anadolu EFES Biracilik VE Malt Sanayii A/S (Beverages)	53
8,094	Arcelik A/S (Household Durables)	55
6,776	Bim Birlesik Magazalar A/S (Food & Staples Retailing)	147
2,386	Coca-Cola Icecek A/S (Beverages)	35
64,366	Emlak Konut Gayrimenkul Yatirim (Real Estate Investment Trusts)	66
16,884	Enka Insaat ve Sanayi A/S (Industrial Conglomerates)	29
47,723	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	72
2,434	Ford Otomotiv Sanayi A/S (Automobiles)	32
27,376	Haci OMER Sabanci Holding A/S (Diversified Financial Services)	95
21,579	KOC Holdings A/S (Industrial Conglomerates)	110
17,010	Petkim Petrokimya Holding A/S (Chemicals) (a)	24
5,497	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	33
4,302	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	35
4,205	Tupras-Turkiye Petrol Rafinerileri A/S (Oil, Gas & Consumable Fuels) (a)	119
18,478	Turk Hava Yollari Anonim Ortakligi A/S (Airlines) (a)	51
15,702	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	37
26,679	Turkcell Iletisim Hizmetleri A/S (Wireless Telecommunication Services)	112
73,000	Turkiye Garanti Bankasi A/S (Banks)	213
18,197	Turkiye Halk Bankasi A/S (Banks)	68
46,359	Turkiye Is Bankasi A/S, C Shares (Banks)	76
19,851	Turkiye Sise ve Cam Fabrikalari A/S (Industrial Conglomerates)	26
20,860	Turkiye Vakiflar Bankasi TAO, Class – D (Banks)	35
5,262	Ulker Biskuvi Sanayi A/S (Food Products)	39
29,729	Yapi ve Kredi Bankasi A/S (Banks) (a)	44

		1,803

	United Arab Emirates — 0.04%
65,514	Abu Dhabi Commercial Bank PJSC (Banks)	120
105,261	Aldar Properties PJSC (Real Estate Management & Development)	79
75,685	Arabtec Holding Co. (Construction & Engineering) (a)	34
5,551	DP World Ltd. (Transportation Infrastructure)	104
63,397	Dubai Financial Market (Diversified Financial Services)	23
32,863	Dubai Islamic Bank PJSC (Banks)	53
50,264	Emaar Malls Group PJSC (Real Estate Management & Development) (a)	39

Shares	Security Description	Value (000)
	United Arab Emirates (continued)
117,316	Emaar Properties PJSC (Real Estate Management & Development)	$193
52,962	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	267
26,538	First Gulf Bank PJSC (Banks)	85
22,742	National Bank of Abu Dhabi (Banks)	54

		1,051

	United Kingdom — 18.64%
128,200	AA PLC (Diversified Consumer Services)	487
103,987	Aberdeen Asset Management PLC (Capital Markets)	414
96,864	Admiral Group PLC (Insurance)	2,758
4,200	Aggreko PLC (Commercial Services & Supplies)	65
49,044	Aon PLC (Insurance)	5,123
8,000	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	116
2,500	Associated British Foods PLC (Food Products)	120
526,614	AstraZeneca PLC (Pharmaceuticals)	29,511
211,995	Auto Trader Group PLC (Internet Software & Services)	1,187
1,728,708	Aviva PLC (Insurance)	11,322
80,691	Babcock International Group PLC (Commercial Services & Supplies)	1,100
1,451,723	BAE Systems PLC (Aerospace & Defense)	10,611
852,396	Balfour Beatty PLC (Construction & Engineering) (a)	3,116
2,936,339	Barclays PLC (Banks)	6,325
260,000	BCA Marketplace PLC, Registered Shares (Specialty Retail)	682
86,538	Bellway PLC (Household Durables)	3,260
14,845	Berkeley Group Holdings PLC (Household Durables)	686
1,027,183	BHP Billiton PLC (Metals & Mining)	11,547
4,810,113	BP PLC (Oil, Gas & Consumable Fuels)	24,185
812,835	British American Tobacco PLC (Tobacco)	47,739
1,246,699	BT Group PLC (Diversified Telecommunication Services)	7,886
3,200	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	63
209,481	Capital Shopping Centres Group PLC (Real Estate Investment Trusts)	941
150,312	Carnival PLC (Hotels, Restaurants & Leisure)	8,099
1,679,525	Centrica PLC (Multi-Utilities)	5,492
201,764	Compass Group PLC (Hotels, Restaurants & Leisure)	3,558
20,664	Croda International PLC (Chemicals)	902
56,651	Delphi Automotive PLC (Auto Components)	4,250
236,059	Diageo PLC (Beverages)	6,378
41,435	easyJet PLC (Airlines)	904
6,600	Ensco PLC, Class – A, ADR (Energy Equipment & Services)	68
10,300	Fidessa Group PLC (Software)	361
613,669	G4S PLC (Commercial Services & Supplies)	1,680
1,684,122	GlaxoSmithKline PLC (Pharmaceuticals)	34,147
44,330	Grainger PLC (Real Estate Management & Development)	144

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
7,268	Greene King PLC (Hotels, Restaurants & Leisure)	$91
5,700	Halma PLC (Electronic Equipment, Instruments & Components)	75
98,864	Hargreaves Lansdown PLC (Capital Markets)	1,908
25,500	Henderson Group PLC (Capital Markets)	95
69,791	Home Retail Group PLC (Internet & Catalog Retail)	166
96,885	Howden Joinery Group PLC (Specialty Retail)	665
2,623,645	HSBC Holdings PLC (Banks)	16,347
646,278	HSBC Holdings PLC (HK) (Banks)	4,032
89,680	ICAP PLC (Capital Markets)	611
107,743	Imperial Tobacco Group PLC (Tobacco)	5,977
53,973	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	2,225
788,242	International Consolidated Airlines Group SA (Airlines)	6,265
50,916	Investec PLC (Capital Markets)	375
2,092,660	ITV PLC (Media)	7,248
811,439	J Sainsbury PLC (Food & Staples Retailing)	3,220
50,655	Johnson Matthey PLC (Chemicals)	1,996
104,671	Just Eat PLC (Internet Software & Services) (a)	567
814,729	Legal & General Group PLC (Insurance)	2,752
113,651	Liberty Global PLC, Class – A (Media) (a)	4,376
161,904	Liberty Global PLC, Class – C (Media) (a)	6,081
9,870,870	Lloyds Banking Group PLC (Banks)	9,642
31,638	Marks & Spencer Group PLC (Multiline Retail)	185
52,538	Meggitt PLC (Aerospace & Defense)	307
5,465	Merlin Entertainments PLC (Hotels, Restaurants & Leisure)	36
428,937	Michael Page International PLC (Professional Services)	2,629
50,536	Micro Focus International PLC (Software) (b)	1,140
106,004	Moneysupermarket.com Group PLC (Internet Software & Services)	484
706,958	National Grid PLC (Multi-Utilities)	10,022
130,244	Ocado Group PLC (Internet & Catalog Retail) ^(a)	543
695,846	Old Mutual PLC (Insurance)	1,930
364,698	Pearson PLC (Media)	4,582
133,851	Persimmon PLC (Household Durables)	4,007
32,596	Provident Financial PLC (Consumer Finance)	1,388
75,051	Prudential PLC (Insurance)	1,402
12,746	RecKitt Benckiser Group PLC (Household Products)	1,232
873,939	Rentokil Initial PLC (Commercial Services & Supplies)	2,219
662,269	Rio Tinto PLC (Metals & Mining)	18,597
888,728	Royal Dutch Shell PLC, A Shares (Oil, Gas & Consumable Fuels)	21,491
972,380	Royal Dutch Shell PLC, B Shares (Oil, Gas & Consumable Fuels)	23,738
367,253	Royal Mail PLC (Air Freight & Logistics)	2,535
4,400	Shaftesbury PLC (Real Estate Investment Trusts)	58
1,900	Spirax-Sarco Engineering PLC (Machinery)	99
59,900	Sports Direct International (Specialty Retail) (a)	325

Shares	Security Description	Value (000)
	United Kingdom (continued)
840,535	SSE PLC (Electric Utilities)	$18,009
271,678	Standard Life PLC (Insurance)	1,389
224,301	Tate & Lyle PLC (Food Products)	1,862
273,618	Taylor Wimpey PLC (Household Durables)	748
79,454	The Weir Group PLC (Machinery)	1,264
421,644	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	562
21,348	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (a)	60
99,880	Unilever PLC (Personal Products)	4,522
129,887	United Utilities Group PLC (Water Utilities)	1,722
9,487,011	Vodafone Group PLC (Wireless Telecommunication Services)	30,135
1,069,731	William Morrison Supermarkets PLC (Food & Staples Retailing)	3,052
404,852	Worldpay Group PLC (IT Services) (a)(b)	1,599

		473,814

	United States — 0.34%
5,770	Allergan PLC (Pharmaceuticals) (a)	1,547
82,078	Cognizant Technology Solutions Corp. (IT Services) (a)	5,145
33,000	Samsonite International SA (Textiles, Apparel & Luxury Goods)	111
5,055	Southern Copper Corp. (Metals & Mining)	140
15,513	WABCO Holdings, Inc. (Machinery) (a)	1,659

		8,602

	Total Common Stocks	2,350,289

	Preferred Stocks — 0.96%
	Brazil — 0.07%
80,120	Banco Bradesco SA – Preferred (Banks)	602
5,300	Braskem SA – Preferred, Class – A (Chemicals)	34
6,600	Centrais Eletricas Brasileiras SA – Preferred, B Shares (Electric Utilities)	19
25,400	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	57
6,300	Companhia Energetica de Sao Paulo – Preferred, B Shares (Independent Power and Renewable Electricity Producers)	28
3,400	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	27
29,300	Gerdau SA – Preferred (Metals & Mining)	54
108,936	Itausa – Investimentos Itau SA – Preferred (Banks)	245
19,830	Lojas Americanas SA – Preferred (Multiline Retail)	92
123,700	Petroleo Brasileiro SA – Preferred (Oil, Gas & Consumable Fuels) (a)	284
12,300	Suzano Papel e Celulose SA – Preferred, Class – A (Paper & Forest Products)	43
12,500	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	156
58,600	Vale SA – Preferred (Metals & Mining)	185

		1,826

	Chile — 0.00%
8,758	Embotelladora Andina SA – Preferred, B Shares (Beverages)	29

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Preferred Stocks (continued)
	Chile (continued)
3,264	Sociedad Quimica y Minera de Chile SA – Preferred, B Shares (Chemicals)	$67

		96

	Colombia — 0.01%
14,406	Bancolombia SA – Preferred (Banks)	124
111,222	Grupo Aval Acciones y Valores SA – Preferred (Banks)	43
3,110	Grupo de Inversiones Suramericana – Preferred (Diversified Financial Services)	41

		208

	Germany — 0.83%
13,890	Bayerische Motoren Werke AG – Preferred (Automobiles)	1,110
18,226	Henkel AG & Co. KGaA – Preferred (Household Products)	2,009
41,663	Porsche Automobil Holding SE – Preferred (Automobiles)	2,147
124,748	Volkswagen AG – Preferred (Automobiles)	15,875

		21,141

	Russia — 0.01%
52	AK Transneft OAO – Preferred (Oil, Gas & Consumable Fuels)	143
213,400	Surgutneftegas – Preferred (Oil, Gas & Consumable Fuels)	143

		286

	South Korea — 0.04%
289	Amorepacific Corp. – Preferred (Personal Products)	56
1,262	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	117
802	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	73
257	LG Chem Ltd. – Preferred (Chemicals)	51
660	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	639

		936

	Total Preferred Stocks	24,493

	Rights — 0.00%
	Chile — 0.00%
109	Banco de Credito e Inversiones SA (Banks) (a)	—

	Qatar — 0.00%
669	Qatar Insurance (Insurance) (a)	6

	Total Rights	6

	Contingent Right — 0.00%
	Taiwan — 0.00%
9,284	Fubon Financial Holdings (Diversified Financial Services) (a)	—

	Total Contingent Right	—

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation — 0.00%
$40	U.S. Treasury Bill, 0.21%, 6/23/16 (d)	$40

	Total U.S. Treasury Obligation	40

	Time Deposit — 0.91%
23,182	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	23,182

	Total Time Deposit	23,182

	Mutual Funds — 5.43%
867,000	Dreyfus Treasury Prime Cash Management Fund, 0.00% (e)	867
14,663,000	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(e)	14,663
347,182	iShares MSCI India ETF, 1.21%	9,415
109,501,000	SSgA Treasury Money Market Fund, 0.00% (e)	109,501
982,000	SSgA U.S. Government Money Market Fund, 0.00% (e)	982
2,660,000	SSgA U.S. Treasury Money Market Fund, 0.00% (e)	2,660

	Total Mutual Funds	138,088

	Repurchase Agreement — 1.25%
$31,746	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $31,745,311 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $32,380,863) ^^	31,746

	Total Repurchase Agreement	31,746

	Total Investments (cost $2,669,186) — 101.01%	2,567,844
	Liabilities in excess of other assets — (1.01%)	(25,669)

	Net Assets — 100.00%	$2,542,175

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $44,599 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(c)	These securities have been deemed illiquid by the Specialist Manager and represent 0.01% of the Portfolio’s net assets.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

(d)	Rate disclosed represents effective yield at purchase.

(e)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Institutional International Equity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Institutional International Equity Portfolio	Artisan Partners LP	Cadence Capital Management, LLC	Capital Guardian Trust Company	Causeway Capital Management LLC	Lazard Asset Management LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	7.51%	57.12%	2.30%	10.94%	10.53%	4.06%	—	92.46%
Preferred Stocks	0.08%	0.38%	—	0.37%	—	0.13%	—	0.96%
Rights	—	—	—	—	—	0.00%	—	0.00%
Contingent Right	—	—	—	—	—	0.00%	—	0.00%
U.S. Treasury Obligation	—	—	—	—	—	0.00%	—	0.00%
Time Deposit	0.46%	—	0.09%	0.36%	—	—	—	0.91%
Mutual Funds	0.05%	0.39%	0.01%	0.04%	0.13%	0.42%	4.39%	5.43%
Repurchase Agreement	0.12%	0.78%	0.01%	0.08%	0.20%	0.06%	—	1.25%
Other Assets (Liabilities)	-0.21%	-0.31%	-0.01%	-0.02%	-0.23%	-0.08%	-0.15%	-1.01%

Total Net Assets	8.01%	58.36%	2.40%	11.77%	10.63%	4.59%	4.24%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(176)	Euro FX Currency Future	$(25,106)	6/13/16	$(174)
(223)	Japanese Yen Future	(24,820)	6/13/16	244
153	Mini MSCI EAFE Index Future	12,435	6/17/16	(10)
21	Mini MSCI Emerging Markets Index Future	876	6/17/16	40

	Net Unrealized Appreciation/(Depreciation)			$100

^	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 89.31%
	Brazil — 6.37%
4,247,600	Ambev SA (Beverages)	$22,165
1,244,100	BB Seguridade Participacoes SA (Insurance)	10,243
1,048,850	BM&FBOVESPA SA (Diversified Financial Services)	4,464
1,148,300	Cia Hering (Specialty Retail)	4,683
747,787	Companhia Vale do Rio Doce, ADR (Metals & Mining)	2,333
445,900	CPFL Energia SA (Electric Utilities)	2,433
900,400	Cyrela Brazil Realty SA Empreendimentos (Household Durables)	2,597
3,139,355	Duratex SA (Paper & Forest Products)	6,689
531,730	Fibria Celulose SA – Sponsored ADR (Paper & Forest Products)	4,509
2,488,274	Gerdau SA, ADR (Metals & Mining)	4,429
528,700	Hypermarcas SA (Personal Products) (a)	4,121
1,006,373	Itau Unibanco Holding SA, ADR (Banks)	8,645
334,405	Itau Unibanco Holding SA (Banks)	2,894
2,395,400	JBS SA (Food Products)	7,289
631,085	Magnesita Refratarios SA (Construction Materials) (a)(b)	2,458
70,000	Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors) (a)	64
598,900	Natura Cosmeticos SA (Personal Products)	4,453
1,485,229	Petroleo Brasileiro SA, ADR (Oil, Gas & Consumable Fuels) ^(a)	8,674
684,460	Telefonica Brasil SA, ADR (Diversified Telecommunication Services)	8,549
147,900	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	829

		112,521

	Chile — 1.45%
30,908	Banco de Credito e Inversiones SA (Banks)	1,251
2,911,790	Cencosud SA (Food & Staples Retailing)	7,349
3,164,700	Empresa Nacional de Electricidad SA (Independent Power and Renewable Electricity Producers)	4,405
672,301	Empresa Nacional de Telecomunicaciones SA (Wireless Telecommunication Services) (b)	5,940
3,164,700	Endesa Americas SA (Electric Utilities) (a)	36
18,362,344	Enersis Chile SA (Electric Utilities) (a)	24
18,362,344	Enersis SA (Electric Utilities)	5,089
849,700	Vina Concha y Toro SA (Beverages)	1,479

		25,573

	China — 21.55%
25,058,000	Agricultural Bank of China Ltd., H Shares (Banks)	9,013
3,770,500	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	10,110
36,444,100	Bank of China Ltd., H Shares (Banks)	15,128
11,019,000	Bank of Communications Co. Ltd., H Shares (Banks)	7,245

Shares	Security Description	Value (000)
	China (continued)
7,878,000	Brilliance China Automotive Holdings Ltd. (Automobiles)	$8,155
28,982,000	China Communications Services Corp. Ltd., H Shares (Diversified Telecommunication Services) (b)	13,226
62,209,350	China Construction Bank Corp., H Shares (Banks)	39,696
3,194,000	China Everbright Bank Co. Ltd., H Shares (Banks)	1,552
4,059,000	China Life Insurance Co. Ltd., H Shares (Insurance)	10,016
5,318,000	China Merchants Bank Co. Ltd., H Shares (Banks)	11,175
133,862	China Mobile Ltd., ADR (Wireless Telecommunication Services)	7,423
3,164,000	China Mobile, Ltd. (Wireless Telecommunication Services)	35,261
10,995,400	China Petroleum & Chemical Corp., H Shares (Oil, Gas & Consumable Fuels)	7,215
4,188,500	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	4,984
10,710,000	China Resources Cement Holdings Ltd. (Construction Materials)	3,272
8,568,143	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	16,016
7,824,000	China Shenhua Energy Co. Ltd., H Shares (Oil, Gas & Consumable Fuels)	12,305
1,618,600	China Vanke Co. Ltd., H Shares (Real Estate Management & Development)	3,969
3,973,000	China Zhentong Auto Services Holdings Ltd. (Specialty Retail)	1,516
2,898,000	Chongqing Rural Commercial Bank Co. Ltd., H Shares (Banks)	1,532
15,873,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	18,743
16,267,780	Cosco Pacific Ltd. (Transportation Infrastructure) (b)	21,307
6,981,000	Country Garden Holdings Co. (Real Estate Management & Development)	2,772
1,354,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	1,690
76,000	ENN Energy Holdings Ltd. (Gas Utilities)	417
2,470,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobiles)	2,570
65,886,440	Industrial & Commercial Bank of China Ltd., H Shares (Banks)	36,863
3,000,000	Jiangsu Expressway Co. Ltd., H Shares (Transportation Infrastructure)	4,038
7,043,000	Lee & Man Paper Manufacturing Ltd. (Paper & Forest Products)	4,821
12,548,000	Lianhua Supermarket Holdings Ltd., H Shares (Food & Staples Retailing) ^(a)(b)	4,303
58,110,737	Parkson Retail Group Ltd. (Multiline Retail) ^(b)	6,218
8,200,000	PetroChina, H Shares (Oil, Gas & Consumable Fuels)	5,455

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China (continued)
4,000	PICC Property & Casualty Co. Ltd., H Shares (Insurance)	$7
1,981,500	Ping An Insurance Group Co. of China (Insurance)	9,477
8,096,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates) (b)	19,079
433,400	Shanghai Pharmaceuticals Holding Co. Ltd., H Shares (Health Care Providers & Services)	856
1,722,000	Shimao Property Holdings Ltd. (Real Estate Management & Development)	2,548
2,217,000	Soho China Ltd. (Real Estate Management & Development)	1,057
9,709,000	Weichai Power Co. Ltd. (Machinery)	10,877
8,350,000	Zhejiang Expressway Co. Ltd., H Shares (Transportation Infrastructure)	8,956

		380,863

	Colombia — 0.23%
9,391,036	Ecopetrol SA (Oil, Gas & Consumable Fuels)	4,101

	Egypt — 0.25%
1,028,525	Commercial International Bank Egypt SAE (Banks)	4,445

	Hong Kong — 1.75%
11,117,000	Belle International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	6,435
7,240,337	Evergrande Real Estate Group Ltd. (Real Estate Management & Development) ^	5,590
2,269,000	Far East Horizon Ltd. (Diversified Financial Services)	1,749
4,720,000	Franshion Properties China Ltd. (Real Estate Management & Development)	1,314
1,144,000	Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	4,292
1,228,400	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Management & Development)	1,761
7,304,000	Nagacorp Ltd. (Hotels, Restaurants & Leisure) (b)	4,680
1,150,283	NWS Holdings Ltd. (Industrial Conglomerates)	1,836
4,303,500	Sino-Ocean Land Holdings Ltd. (Real Estate Management & Development)	2,036
8,836,000	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	1,276

		30,969

	Hungary — 1.06%
78,140	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	4,703
203,786	OTP Bank Nyrt PLC (Banks)	5,121
445,105	Richter Gedeon Nyrt (Pharmaceuticals)	8,880

		18,704

	India — 8.74%
39,800	ACC Ltd. (Construction Materials)	831
609,400	Ambuja Cements Ltd. (Construction Materials)	2,140
146,400	Bajaj Auto Ltd. (Automobiles)	5,319
4,973,565	Bank of India (Banks)	7,289
304,300	Bharat Pertoleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,156
763,070	Cairn India Ltd. (Oil, Gas & Consumable Fuels)	1,773

Shares	Security Description	Value (000)
	India (continued)
8,842,285	Chennai Super Kings Cricket Ltd. (Media) (a)	$—
1,157,900	Coal India Ltd. (Oil, Gas & Consumable Fuels)	5,105
268,400	GAIL India Ltd. (Gas Utilities)	1,445
3,827,941	ICICI Bank Ltd. (Banks)	13,681
8,382,500	India Cements Ltd. (Construction Materials) (a)	10,918
336,188	Infosys Ltd. (IT Services)	6,185
1,715,965	ITC Ltd. (Tobacco)	8,506
3,928,513	NMDC Ltd. (Metals & Mining)	5,813
5,434,242	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	10,574
1,304,590	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	4,218
207,400	Oil India Ltd. (Oil, Gas & Consumable Fuels)	980
1,458,111	Oriental Bank of Commerce (Banks)	2,018
3,039,555	Power Grid Corp. of India Ltd. (Electric Utilities)	6,385
2,120,259	Punjab National Bank (Banks)	2,712
1,053,983	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	16,637
1,501,159	Rolta India Ltd. (IT Services)	1,720
252,904	Rural Electrification Corp. Ltd. (Diversified Financial Services)	635
999,100	Sesa Sterlite Ltd. (Metals & Mining)	1,356
3,465,366	State Bank of India (Banks)	10,166
5,802,442	Steel Authority of India Ltd. (Metals & Mining)	3,777
173,424	Tata Consultancy Services Ltd. (IT Services)	6,601
948,100	Tata Power Co. Ltd. (Electric Utilities)	926
434,970	Tech Mahindra Ltd. (IT Services)	3,120
91,938	Vedanta Ltd., ADR (Metals & Mining)	506
1,061,700	Wipro Ltd. (IT Services)	9,046

		154,538

	Indonesia — 1.69%
15,369,800	PT Astra International Tbk (Automobiles)	8,407
6,338,800	PT Bank Rakyat Indonesia Persero Tbk (Banks)	5,464
856,200	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	1,274
4,941,700	PT Indofood Sukses Makmur Tbk (Food Products)	2,694
6,255,800	PT Perusahaan Gas Negara Tbk (Gas Utilities)	1,234
1,726,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	1,325
28,878,850	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	7,244
1,914,500	PT United Tractors Tbk (Machinery)	2,210

		29,852

	Malaysia — 2.02%
1,419,400	AMMB Holdings Berhad (Banks)	1,675
1,047,487	Berjaya Sports Toto Berhard (Hotels, Restaurants & Leisure)	849
5,315,315	CIMB Group Holdings Berhad (Banks)	6,616
1,914,100	Felda Global Ventures Holdings Berhad (Food Products)	742
4,461,000	IOI Corp. Berhad (Food Products)	5,231

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Malaysia (continued)
331,400	Lafarge Malayan Cement Berhad (Construction Materials)	$765
3,212,714	Malayan Banking Berhad (Banks)	7,437
1,456,500	Maxis Berhad (Wireless Telecommunication Services)	2,373
3,312,900	Sime Darby Berhad (Industrial Conglomerates)	6,758
903,200	UMW Holdings Berhad (Automobiles)	1,592
2,990,700	YTL Corp. Berhad (Multi-Utilities)	1,259
977,000	YTL Power International Berhad (Multi-Utilities)	371

		35,668

	Mexico — 3.56%
3,383,829	Alpek SAB de CV (Chemicals)	5,338
10,022,000	America Movil SAB de CV (Wireless Telecommunication Services)	7,798
798,300	Coca-Cola FEMSA SAB de CV, Series L (Beverages)	6,636
1,026,500	Compartamos SAB de CV (Consumer Finance)	2,026
2,632,900	Consorcio ARA SAB de CV (Household Durables)	986
2,210,000	Fibra Uno Amdinistracion SA (Real Estate Investment Trusts)	5,142
398,405	Grupo Aeroportuario del Sureste SAB de CV, Class – B (Transportation Infrastructure)	6,000
1,208,759	Grupo Financiero Santander Mexico SAB de CV, Class – B, ADR (Banks)	10,915
3,355,245	Grupo Mexico SAB de CV, Series B (Metals & Mining)	8,096
2,999,100	Kimberly-Clark de Mexico SAB de CV, A Shares (Household Products)	7,247
449,905	Telesites SAB de CV (Diversified Telecommunication Services) ^(a)	254
116,025	Volaris Aviation Holding Co., ADR (Airlines) (a)	2,445

		62,883

	Peru — 0.48%
64,700	Credicorp Ltd. (Banks)	8,476

	Philippines — 0.85%
2,329,620	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	3,290
1,424,300	Aboitiz Power Corp. (Independent Power and Renewable Electricity Producers)	1,360
3,933,000	Alliance Global Group, Inc. (Industrial Conglomerates)	1,410
7,746,700	DMCI Holdings, Inc. (Industrial Conglomerates)	2,256
1,472,930	Metropolitan Bank & Trust Co. (Banks)	2,639
93,800	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	4,036

		14,991

	Poland — 1.96%
31,700	Bank Handlowy w Warszawie SA (Banks)	769
128,500	Bank Pekao SA (Banks)	5,675
196,700	Energa SA (Electric Utilities)	691
1,475,693	Powszechna Kasa Oszczednosci Bank Polski SA (Banks) (a)	11,001

Shares	Security Description	Value (000)
	Poland (continued)
1,574,650	Powszechny Zaklad Ubezpieczen SA (Insurance)	$15,031
512,200	Synthos SA (Chemicals)	527
538,700	Telekomunikacja Polska SA (Diversified Telecommunication Services)	974

		34,668

	Qatar — 0.53%
56,600	Doha Bank QSC (Banks)	577
265,255	Industries Qatar QSC (Industrial Conglomerates)	7,889
77,900	The Commercial Bank of Qatar QSC (Banks)	892

		9,358

	Russia — 2.74%
1,783,162	Gazprom OAO, GDR (Oil, Gas & Consumable Fuels) (b)	7,685
206,238	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	7,923
350,619	LUKOIL PJSC, ADR (Oil, Gas & Consumable Fuels)	13,552
412,549	MegaFon OAO, GDR (Wireless Telecommunication Services) (c)	4,538
890,787	Rosneft Oil Co. OJSC, Registered Shares, GDR (Oil, Gas & Consumable Fuels) (c)	4,046
1,188,951	Sberbank of Russia, ADR (Banks)	8,275
225,164	Severstal, Registered Shares, GDR (Metals & Mining)	2,382

		48,401

	South Africa — 4.96%
101,400	African Rainbow Minerals Ltd. (Metals & Mining)	653
621,966	Barclays Africa Group Ltd. (Banks) ^	6,306
216,400	Coronation Fund Managers Ltd. (Capital Markets)	1,077
276,400	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels) ^	1,349
2,390,863	FirstRand Ltd. (Diversified Financial Services) ^	7,838
2,193,266	Growthpoint Properties Ltd. (Real Estate Investment Trusts)	3,653
470,300	Hyprop Investments Ltd. (Real Estate Investment Trusts)	3,751
1,028,937	Imperial Holdings Ltd. (Distributors) ^	10,489
98,143	Liberty Holdings Ltd. (Insurance)	962
1,766,700	Life Healthcare Group Holdings Ltd. (Health Care Providers & Services)	4,273
1,051,800	MMI Holdings Ltd. (Insurance) ^	1,775
561,430	MTN Group Ltd. (Wireless Telecommunication Services) ^	5,145
587,900	Nampak Ltd. (Containers & Packaging)	849
259,627	Pioneer Foods Group Ltd. (Food Products)	2,447
6,558,006	Redefine Properties Ltd. (Real Estate Investment Trusts)	5,324
501,500	Resilient REIT Ltd. (Real Estate Investment Trusts)	4,607
280,419	Sasol Ltd. (Oil, Gas & Consumable Fuels)	8,392
216,774	Shoprite Holdings Ltd. (Food & Staples Retailing) ^	2,551
755,158	Standard Bank Group Ltd. (Banks)	6,781
461,727	The Foschini Group Ltd. (Specialty Retail)	4,426

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa (continued)
752,500	Truworths International Ltd. (Specialty Retail) ^	$5,010

		87,658

	South Korea — 15.87%
100,600	Coway Co. Ltd. (Household Durables)	8,490
86,500	Daewoo International Corp. (Trading Companies & Distributors)	1,634
169,700	Daewoo Securities Co. Ltd. (Capital Markets)	1,227
123,993	DGB Financial Group, Inc. (Banks)	965
40,300	Dongbu Insurance Co. Ltd. (Insurance)	2,675
11,640	Doosan Corp. (Industrial Conglomerates) ^	900
75,783	E-Mart Co. Ltd. (Food & Staples Retailing)	11,632
96,300	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	4,969
494,500	Halla Climate Control Corp. (Auto Components)	3,979
262,489	Hana Financial Group, Inc. (Banks)	5,693
242,628	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)	5,973
20,600	Hyosung Corp. (Chemicals)	2,594
170,298	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	6,278
159,598	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	4,635
27,737	Hyundai Mobis Co. Ltd. (Auto Components)	6,040
167,621	Hyundai Motor Co. Ltd. (Automobiles)	22,356
239,100	Industrial Bank of Korea (Banks)	2,562
213,500	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	7,637
318,511	KB Financial Group, Inc., ADR (Banks)	8,788
508,279	KB Financial Group, Inc. (Banks)	14,158
37,200	KEPCO Plant Service & Engineering Co. Ltd. (Commercial Services & Supplies)	2,085
225,381	Kia Motors Corp. (Automobiles)	9,521
271,868	Korea Electric Power Corp., ADR (Electric Utilities)	7,001
201,800	Korea Life Insurance Co. Ltd. (Insurance)	1,182
243,230	KT Corp., ADR (Diversified Telecommunication Services) (a)	3,264
205,177	KT Corp. (Diversified Telecommunication Services)	5,348
106,264	KT&G Corp. (Tobacco)	10,223
12,700	Kumho Petro Chemical Co. Ltd. (Chemicals) ^	646
14,048	LG Chem Ltd. (Chemicals)	4,025
674,875	LG Display Co. Ltd. (Electronic Equipment, Instruments & Components)	15,700
77,412	LG Electronics, Inc. (Household Durables)	4,171
44,663	Lotte Shopping Co. Ltd. (Multiline Retail)	9,804
27,971	LS Corp. (Electrical Equipment)	1,096
27,600	LS Industrial Systems Co. Ltd. (Electrical Equipment)	1,150
71,962	POSCO (Metals & Mining)	13,815
67,298	POSCO, ADR (Metals & Mining)	3,185
32,100	Samsung Card Co. Ltd. (Consumer Finance)	1,057
36,497	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	41,879
454,158	Shinhan Financial Group Co. Ltd. (Banks)	16,088
8,798	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	1,604

Shares	Security Description	Value (000)
	South Korea (continued)
548,054	Woori Bank (Banks)	$4,534

		280,563

	Taiwan — 9.76%
8,906,000	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	10,365
1,564,971	Asia Cement Corp. (Construction Materials)	1,430
669,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	6,008
565,000	Casetek Holdings Ltd. (Technology Hardware, Storage & Peripherals)	3,073
2,362,000	Cheng Shin Rubber Industry Co. Ltd. (Auto Components)	4,749
650,920	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,675
9,991,000	China Development Financial Holding Corp. (Banks)	2,670
780,000	China Motor Corp. (Automobiles)	560
2,382,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	8,106
15,837,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	9,941
867,000	CTCI Corp. (Construction & Engineering)	1,140
1,152,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	2,581
1,088,000	Formosa Taffeta Co. Ltd. (Textiles, Apparel & Luxury Goods)	1,063
3,434,996	Fubon Financial Holding Co. Ltd. (Diversified Financial Services)	4,377
1,000	Grand Pacific Petrochemical Corp. (Chemicals)	1
547,700	Highwealth Construction Corp. (Real Estate Management & Development)	800
3,921,763	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components) *	10,336
973,000	HTC Corp. (Technology Hardware, Storage & Peripherals)	2,788
3,360,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	2,130
403,000	Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	895
2,954,779	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	3,609
1,395,962	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	10,715
10,370,477	Mega Financial Holding Co. Ltd. (Banks)	7,381
829,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	3,336
2,292,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	5,349
1,620	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	2
965,000	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,189
2,696,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	4,709

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
2,228,150	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	$4,321
602,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,656
500,000	Ruentex Development Co. Ltd. (Real Estate Management & Development)	633
767,000	Ruentex Industries Ltd. (Textiles, Apparel & Luxury Goods)	1,264
22,642,969	Shin Kong Financial Holding Co. Ltd. (Insurance)	4,546
4,296,000	Siliconware Precision Industries Co. (Semiconductors & Semiconductor Equipment)	6,942
1,704,000	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	6,116
1,762,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	1,815
2,369,000	Taiwan Cement Corp. (Construction Materials)	2,319
581,000	Taiwan Fertilizer Co. Ltd. (Chemicals)	878
1,217,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	3,953
3,181,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	16,015
91,173	Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Semiconductors & Semiconductor Equipment)	2,389
280,000	Transcend Information, Inc. (Technology Hardware, Storage & Peripherals)	866
623,000	U-Ming Marine Transport Corp. (Marine)	494
1,126,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	1,760
777,000	Wan Hai Lines Ltd. (Marine)	448
3,439,878	Wistron Corp. (Technology Hardware, Storage & Peripherals)	2,127
1,963,000	WPG Holdings Ltd. (Electronic Equipment, Instruments & Components)	2,092

		172,612

	Thailand — 1.91%
543,100	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,810
2,693,400	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Banks)	13,939
252,800	Bangkok Bank Public Co. Ltd. – NVDR (Banks)	1,294
1,182,400	Banpu Public Co. Ltd., Registered Shares (Oil, Gas & Consumable Fuels)	561
1,032,900	BEC World Public Co. Ltd. (Media)	830
6,056,300	BTS Group Holdings Public Co. Ltd. (Road & Rail)	1,541
517,900	Delta Electronics (Thailand) Public Co. Ltd. (Electronic Equipment, Instruments & Components)	1,281
273,800	Glow Energy Public Co. Ltd. (Independent Power and Renewable Electricity Producers)	716

Shares	Security Description	Value (000)
	Thailand (continued)
1,823,700	Krung Thai Bank Public Co. Ltd. – NVDR (Banks)	$970
847,642	PTT Chemical Public Co. Ltd. (Chemicals)	1,458
1,275,075	PTT Exploration & Production Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,547
807,000	Siam Commercial Bank Public Co. Ltd. – NVDR (Banks)	3,235
1,028,400	Thai Oil Public Co. Ltd. (Oil, Gas & Consumable Fuels)	2,025
1,030,500	Thai Union Group Public Co. Ltd. (Food Products)	612

		33,819

	Turkey — 0.92%
101,891	Coca-Cola Icecek A/S (Beverages) ^	1,487
1,368,200	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	2,060
1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class – D (Metals & Mining)	—
310,900	TAV Havalimanlari Holding A/S (Transportation Infrastructure)	1,856
238,200	Tofas Turk Otomobil Fabrikasi A/S (Automobiles)	1,934
491,400	Turk Telekomunikasyon A/S (Diversified Telecommunication Services)	1,166
2,087,458	Turkiye Halk Bankasi A/S (Banks)	7,763

		16,266

	United Arab Emirates — 0.66%
1,032,300	Abu Dhabi Commercial Bank PJSC (Banks)	1,883
942,500	Dubai Islamic Bank PJSC (Banks)	1,522
3,373,836	Emaar Properties PJSC (Real Estate Management & Development)	5,530
858,100	First Gulf Bank PJSC (Banks)	2,746

		11,681

	Total Common Stocks	1,578,610

	Preferred Stocks — 2.53%
	Brazil — 1.38%
3,116,300	Banco do Estado do Rio Grande do Sul SA – Preferred, B Shares (Banks)	6,900
1,307,712	Companhia Energetica de Minas Gerais SA – Preferred, ADR (Electric Utilities)	2,925
170,100	Companhia Paranaense de Energia-COPEL – Preferred, B Shares (Electric Utilities)	1,346
1,763,100	Gerdau SA – Preferred (Metals & Mining)	3,222
984,112	Itausa – Investimentos Itau SA – Preferred (Banks)	2,217
3,673,400	Marcopolo SA – Preferred (Machinery)	2,401
346,356	Metalurgica Gerdau SA – Preferred (Metals & Mining)	234
4,439,900	Randon Participacoes SA – Preferred (Machinery) (b)	3,767
104,700	Telefonica Brasil SA – Preferred (Diversified Telecommunication Services)	1,311

		24,323

	Colombia — 0.07%
3,182,800	Grupo Aval Acciones y Valores SA – Preferred (Banks)	1,241

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount	Security Description	Value (000)
	Preferred Stocks (continued)
	South Korea — 1.08%
69,900	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	$6,480
44,800	Hyundai Motor Co. Ltd. – Preferred (Automobiles)	4,075
8,897	Samsung Electronics Co. Ltd. – Preferred (Technology Hardware, Storage & Peripherals)	8,614

		19,169

	Total Preferred Stocks	44,733

	Contingent Rights — 0.00%
	Chile — 0.00%
2,994	Banco de Credito e Inversiones SA (Banks) (a)	6

	Taiwan — 0.00%
151,139	Fubon Financial Holdings (Diversified Financial Services) (a)	—

	Total Contingent Rights	6

	Time Deposit — 0.56%
$9,952	State Street Liquidity Management Control System Eurodollar Time Deposit, 0.01%, 4/1/16	9,952

	Total Time Deposit	9,952

	Mutual Funds — 7.70%
13,144,000	Federated Treasury Obligations Fund, Institutional Shares, 0.17% ^^(d)	13,144
1,329,708	iShares MSCI Emerging Markets Index Fund ETF	45,542
75,394,000	SSgA Treasury Money Market Fund, 0.00% (d)	75,394
60,544	Vanguard FTSE Emerging Markets ETF	2,094

	Total Mutual Funds	136,174

	Repurchase Agreement — 1.61%
$28,462	Jefferies LLC, 0.42%, 4/1/16 (Purchased on 3/31/16, proceeds at maturity $28,461,889 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $29,030,791) ^^	28,462

	Total Repurchase Agreement	28,462

	Total Investments (cost $2,011,255) — 101.71%	1,797,937
	Liabilities in excess of other assets — (1.71%)	(30,272)

	Net Assets — 100.00%	$1,767,665

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on March 31, 2016 and represents a Level 2 security. Refer to Note 2 in the Notes to Portfolios of Investments.

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $52,639 (amount in thousands).
^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)	Represents non-income producing security.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 5.02% of the Portfolio’s net assets.

(c)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(d)	The rate disclosed is the rate in effect on March 31, 2016.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

REIT — Real Estate Investment Trust

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Emerging Markets Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	Mellon Capital Management Corporation	Parametric Portfolio Associates, LLC	Total
Common Stocks	44.70%	44.61%	—	89.31%
Preferred Stocks	1.13%	1.40%	—	2.53%
Time Deposit	0.56%	—	—	0.56%
Mutual Funds	1.83%	1.70%	4.17%	7.70%
Repurchase Agreement	0.68%	0.93%	—	1.61%
Other Assets (Liabilities)	-0.75%	-0.54%	-0.42%	-1.71%

Total Net Assets	48.15%	48.10%	3.75%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of March 31, 2016.

Short Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(360)	Mini MSCI Emerging Markets Index Future	$(15,010)	6/17/16	$117

	Net Unrealized Appreciation/(Depreciation)			$117

^	Cash has been pledged as collateral for futures contracts held by the portfolio.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 0.47%
$25	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3	1.27	7/8/19	$25
20	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	20
50	Capital One Multi-Asset Execution Trust, Series 2015-A1, Class A1	1.39	1/15/21	50
17	CarMax Auto Owner Trust, Series 2014-2, Class A3	0.98	1/15/19	17
100	Chase Issuance Trust (CHAIT), Series 2014-A7, Class A	1.38	11/15/19	101
100	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4	1.23	4/24/19	100
20	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	20
25	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	25
20	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	20
25	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	25
16	World Omni Auto Receivables Trust, Series 2014-A, Class A3	0.94	4/15/19	16

	Total Asset Backed Securities			419

	Collateralized Mortgage Obligations — 1.77%
50	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	50
20	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	20
25	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	27
23	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 (a)	6.14	9/10/17	24
26	Commercial Mortgage Trust, Series 2013-CR8, Class A1	1.02	6/10/46	26
20	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	21
20	Commercial Mortgage Trust, Series 2014-CR15, Class A2	2.93	2/10/47	21
50	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	52
20	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	21
50	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	53
25	Commercial Mortgage Trust, Series 2014-UBS3, Class A4	3.82	6/10/47	27
30	Commercial Mortgage Trust, Series 2014-CR15, Class A4 (a)	4.07	2/10/47	33
25	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	28
65	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.50	4/25/23	66
25	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	27
30	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	32
26	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	28
17	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	17
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	51
25	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	26
17	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	18
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	32
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	52
44	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	47
35	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	38
30	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	33
45	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	49
20	GS Mortgage Securities Trust, Series 2015-GC32, Class A2	3.06	7/10/48	21
20	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	21
25	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	28
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	27
20	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class A5	3.77	8/15/47	22
25	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	27
50	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	52
30	Mercedes-Benz Auto Receivables Trust, Series 15-1, Class A4 (a)	1.75	12/15/21	30
14	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	5.84	11/12/16	14
50	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	52
25	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	26
20	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	21

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$25	Morgan Stanley BAML Trust, Series 2013-C9, Class AS	3.46	5/15/46	$26
25	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	27
157	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.92	7/11/17	162
25	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	26
20	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2	2.11	5/10/63	20
30	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5	2.85	12/10/45	31
19	WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class A1	2.30	6/15/45	19

	Total Collateralized Mortgage Obligations			1,571

	U.S. Government Agency Mortgages — 26.96%
89	Fannie Mae, Pool #AS2673	2.00	5/1/29	90
43	Fannie Mae, Pool #AS4946	2.50	5/1/30	44
62	Fannie Mae, Pool #AB7391	2.50	12/1/42	62
120	Fannie Mae, Pool #AP4742	2.50	8/1/27	124
75	Fannie Mae, Pool #AU0293	2.50	8/1/28	78
74	Fannie Mae, Pool #AU1660	2.50	7/1/28	77
122	Fannie Mae, Pool #MA1277	2.50	12/1/27	126
122	Fannie Mae, Pool #MA1210	2.50	9/1/49	126
75	Fannie Mae, Pool #AU6677	2.50	9/1/28	77
52	Fannie Mae, Pool #AY1861 (a)	2.71	1/1/45	53
24	Fannie Mae, Pool #AX7686	3.00	1/1/45	25
66	Fannie Mae, Pool #AU8932	3.00	11/1/28	69
81	Fannie Mae, Pool #AB8897	3.00	4/1/43	83
119	Fannie Mae, Pool #AJ3079	3.00	11/1/26	125
116	Fannie Mae, Pool #AP6493	3.00	9/1/42	119
81	Fannie Mae, Pool #AT0682	3.00	4/1/43	83
135	Fannie Mae, Pool #AO0752	3.00	4/1/42	139
111	Fannie Mae, Pool #AB7099	3.00	11/1/42	114
87	Fannie Mae, Pool #AB4483	3.00	2/1/27	91
139	Fannie Mae, Pool #AP2465	3.00	8/1/42	143
190	Fannie Mae, Pool #AP6375	3.00	9/1/42	195
91	Fannie Mae, Pool #MA2246	3.00	4/1/30	95
183	Fannie Mae, Pool #AQ7920	3.00	12/1/42	188
46	Fannie Mae, Pool #MA2230	3.00	4/1/35	48
48	Fannie Mae, Pool #MA2287	3.00	6/1/35	49
110	Fannie Mae, Pool #MA1307	3.00	1/1/33	114
41	Fannie Mae, Pool #AU3353	3.00	8/1/43	42
111	Fannie Mae, Pool #AK0006	3.00	1/1/27	117
20	Fannie Mae, Pool #AO7628	3.00	6/1/27	21
85	Fannie Mae, Pool #AS0302	3.00	8/1/43	88
72	Fannie Mae, Pool #AY2961	3.00	5/1/45	74
81	Fannie Mae, Pool #AT2127	3.00	4/1/43	84
67	Fannie Mae, Pool #AX9530	3.50	2/1/45	70
225	Fannie Mae, Pool #AO8137	3.50	8/1/42	236
22	Fannie Mae, Pool #AX0159	3.50	9/1/29	23
49	Fannie Mae, Pool #AZ0862	3.50	7/1/45	52
23	Fannie Mae, Pool #AX0103	3.50	8/1/29	24
74	Fannie Mae, Pool #MA1980	3.50	8/1/44	78
87	Fannie Mae, Pool #MA2125	3.50	12/1/44	92
37	Fannie Mae, Pool #MA1921	3.50	6/1/34	39
76	Fannie Mae, Pool #MA1059	3.50	5/1/32	80
47	Fannie Mae, Pool #MA1107	3.50	7/1/32	50
81	Fannie Mae, Pool #AB2052	3.50	1/1/26	86
151	Fannie Mae, Pool #AB6017	3.50	8/1/42	159
193	Fannie Mae, Pool #AB4689	3.50	3/1/42	203
136	Fannie Mae, Pool #AQ0546	3.50	11/1/42	143
133	Fannie Mae, Pool #AP9390	3.50	10/1/42	139
284	Fannie Mae, Pool #AO2548	3.50	4/1/42	298
34	Fannie Mae, Pool #AT2673	3.50	4/1/43	35
90	Fannie Mae, Pool #AS4771	3.50	4/1/45	95
25	Fannie Mae, Pool #AS5596	3.50	8/1/45	26
23	Fannie Mae, Pool #AJ1886	3.50	3/1/42	24
75	Fannie Mae, Pool #AS4772	3.50	4/1/45	79
54	Fannie Mae, Pool #AJ8476	3.50	12/1/41	57
25	Fannie Mae, Pool #BA1893	3.50	8/1/45	26
48	Fannie Mae, Pool #AY3377	3.50	4/1/45	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$88	Fannie Mae, Pool #AS3133	3.50	8/1/44	$93
139	Fannie Mae, Pool #AL1717	3.50	5/1/27	147
42	Fannie Mae, Pool #AJ4867	3.50	1/1/42	45
42	Fannie Mae, Pool #AU8849	4.00	11/1/43	46
78	Fannie Mae, Pool #AS3293	4.00	9/1/44	83
47	Fannie Mae, Pool #AS3975	4.00	12/1/44	51
58	Fannie Mae, Pool #AS3452	4.00	9/1/44	62
89	Fannie Mae, Pool #AS3467	4.00	10/1/44	95
27	Fannie Mae, Pool #AS3638	4.00	10/1/44	29
83	Fannie Mae, Pool #AS3903	4.00	11/1/44	89
23	Fannie Mae, Pool #AZ1210	4.00	5/1/45	25
30	Fannie Mae, Pool #AY9901	4.00	7/1/45	32
81	Fannie Mae, Pool #AS3468	4.00	10/1/44	87
25	Fannie Mae, Pool #AV0606	4.00	11/1/43	26
74	Fannie Mae, Pool #AH5859	4.00	2/1/41	79
73	Fannie Mae, Pool #MA0534	4.00	10/1/30	78
77	Fannie Mae, Pool #AC7328	4.00	12/1/39	83
108	Fannie Mae, Pool #AI1186	4.00	4/1/41	116
71	Fannie Mae, Pool #AO2959	4.00	5/1/42	76
123	Fannie Mae, Pool #AH6242	4.00	4/1/26	131
67	Fannie Mae, Pool #AX7289	4.00	12/1/44	71
322	Fannie Mae, Pool #190405	4.00	10/1/40	345
132	Fannie Mae, Pool #AJ7689	4.00	12/1/41	141
38	Fannie Mae, Pool #AJ6153	4.00	11/1/41	41
163	Fannie Mae, Pool #AI8534	4.00	8/1/41	175
77	Fannie Mae, Pool #AX0841	4.00	9/1/44	82
109	Fannie Mae, Pool #AJ5303	4.00	11/1/41	116
19	Fannie Mae, Pool #745278	4.50	6/1/19	20
52	Fannie Mae, Pool #AA9781	4.50	7/1/24	57
23	Fannie Mae, Pool #930998	4.50	4/1/29	25
13	Fannie Mae, Pool #735646	4.50	7/1/20	13
22	Fannie Mae, Pool #829106	4.50	10/1/20	24
14	Fannie Mae, Pool #MA0481	4.50	8/1/30	15
19	Fannie Mae, Pool #AB0339	4.50	1/1/20	19
34	Fannie Mae, Pool #AH7521	4.50	3/1/41	37
220	Fannie Mae, Pool #AL1107	4.50	11/1/41	240
76	Fannie Mae, Pool #AI1888	4.50	5/1/41	83
13	Fannie Mae, Pool #AI8104	4.50	6/1/41	14
76	Fannie Mae, Pool #AS2751	4.50	6/1/44	83
32	Fannie Mae, Pool #AE4314	4.50	9/1/40	35
98	Fannie Mae, Pool #AE0954	4.50	2/1/41	107
82	Fannie Mae, Pool #AS2337	4.50	5/1/44	89
34	Fannie Mae, Pool #AU9017	4.50	9/1/43	37
203	Fannie Mae, Pool #AE0217	4.50	8/1/40	222
49	Fannie Mae, Pool #725238	5.00	3/1/34	54
17	Fannie Mae, Pool #890603	5.00	8/1/41	19
221	Fannie Mae, Pool #889117	5.00	10/1/35	246
52	Fannie Mae, Pool #725027	5.00	11/1/33	58
22	Fannie Mae, Pool #AE0945	5.00	12/1/20	23
41	Fannie Mae, Pool #AH5988	5.00	3/1/41	46
35	Fannie Mae, Pool #AD0527	5.50	6/1/39	39
144	Fannie Mae, Pool #890221	5.50	12/1/33	162
110	Fannie Mae, Pool #725228	6.00	3/1/34	127
49	Fannie Mae, Pool #959451	6.00	12/1/37	56
49	Fannie Mae, Pool #889984	6.50	10/1/38	57
12	Fannie Mae, Pool #888596	6.50	7/1/37	14
39	Fannie Mae, Pool #AL0583	6.50	10/1/39	45
64	Fannie Mae, Pool #AE0442	6.50	1/1/39	74
125	Fannie Mae, 30 YR TBA	3.00	4/25/46	128
450	Fannie Mae, 30 YR TBA	3.50	4/25/46	472
50	Fannie Mae, 30 YR TBA	3.50	5/25/46	52
66	Freddie Mac, Pool #J25686	2.00	9/1/28	67
51	Freddie Mac, Pool #849138 (a)	2.41	10/1/43	53
47	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	48
75	Freddie Mac, Pool #G18485	2.50	10/1/28	77
75	Freddie Mac, Pool #G18470	2.50	6/1/28	77

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$207	Freddie Mac, Pool #G18459	2.50	3/1/28	$214
74	Freddie Mac, Pool #G18475	2.50	8/1/28	77
40	Freddie Mac, Pool #J24626	2.50	7/1/28	41
23	Freddie Mac, Pool #G07445	2.50	7/1/43	23
196	Freddie Mac, Pool #C09035	3.00	4/1/43	201
57	Freddie Mac, Pool #G15145	3.00	7/1/29	60
76	Freddie Mac, Pool #K90311	3.00	4/1/33	79
41	Freddie Mac, Pool #G18531	3.00	11/1/29	43
91	Freddie Mac, Pool #G08524	3.00	3/1/43	94
168	Freddie Mac, Pool #G08537	3.00	7/1/43	172
81	Freddie Mac, Pool #G08525	3.00	5/1/43	83
56	Freddie Mac, Pool #C91709	3.00	6/1/33	58
63	Freddie Mac, Pool #J15438	3.00	5/1/21	66
77	Freddie Mac, Pool #E09004	3.00	7/1/27	81
74	Freddie Mac, Pool #AS5977	3.00	10/1/30	77
42	Freddie Mac, Pool #Q20542	3.00	7/1/43	43
76	Freddie Mac, Pool #C04446	3.00	1/1/43	78
94	Freddie Mac, Pool #J25193	3.00	8/1/23	99
42	Freddie Mac, Pool #Q20138	3.00	7/1/43	43
49	Freddie Mac, Pool #J31327	3.00	4/1/30	51
50	Freddie Mac, Pool #G08680	3.00	12/1/45	51
96	Freddie Mac, Pool #G08635	3.00	4/1/45	98
83	Freddie Mac, Pool #G08528	3.00	4/1/43	85
24	Freddie Mac, Pool #890566	3.00	12/1/43	25
95	Freddie Mac, Pool #G08631	3.00	3/1/45	97
20	Freddie Mac, Pool #G18518	3.00	7/1/29	21
35	Freddie Mac, Pool #AZ2936	3.00	9/1/45	36
97	Freddie Mac, Pool #G08667	3.50	9/1/45	102
39	Freddie Mac, Pool #J30284	3.50	11/1/29	41
44	Freddie Mac, Pool #Q17596	3.50	4/1/43	47
96	Freddie Mac, Pool #C91456	3.50	6/1/32	102
61	Freddie Mac, Pool #J13919	3.50	12/1/20	64
99	Freddie Mac, Pool #G08681	3.50	12/1/45	104
38	Freddie Mac, Pool #G07283	3.50	7/1/42	40
92	Freddie Mac, Pool #G08554	3.50	10/1/43	97
77	Freddie Mac, Pool #Q09896	3.50	8/1/42	80
77	Freddie Mac, Pool #C03759	3.50	2/1/42	81
38	Freddie Mac, Pool #J14069	3.50	1/1/26	40
69	Freddie Mac, Pool #Q18101	3.50	5/1/43	72
187	Freddie Mac, Pool #G08636	3.50	4/1/45	196
284	Freddie Mac, Pool #G08495	3.50	6/1/42	298
79	Freddie Mac, Pool #Q24955	4.00	2/1/44	85
19	Freddie Mac, Pool #J14924	4.00	4/1/26	20
89	Freddie Mac, Pool #Q27459	4.00	7/1/44	95
67	Freddie Mac, Pool #G08567	4.00	1/1/44	71
66	Freddie Mac, Pool #Q26974	4.00	7/1/44	70
48	Freddie Mac, Pool #G08563	4.00	1/1/44	51
44	Freddie Mac, Pool #Q25809	4.00	4/1/44	47
90	Freddie Mac, Pool #G08637	4.00	4/1/45	96
74	Freddie Mac, Pool #G06506	4.00	12/1/40	79
0	Freddie Mac, Pool #G14786	4.00	4/1/19	0
86	Freddie Mac, Pool #G08606	4.00	9/1/44	92
163	Freddie Mac, Pool #A96286	4.00	1/1/41	174
37	Freddie Mac, Pool #G11690	4.00	2/1/20	39
138	Freddie Mac, Pool #G08601	4.00	8/1/44	147
19	Freddie Mac, Pool #Q25548	4.00	4/1/44	21
68	Freddie Mac, Pool #G08669	4.00	9/1/45	72
12	Freddie Mac, Pool #J06163	4.00	1/1/20	13
33	Freddie Mac, Pool #C09059	4.50	3/1/44	36
14	Freddie Mac, Pool #J10406	4.50	8/1/24	15
16	Freddie Mac, Pool #A97658	4.50	3/1/41	18
158	Freddie Mac, Pool #A97692	4.50	3/1/41	172
79	Freddie Mac, Pool #A97186	4.50	3/1/41	86
43	Freddie Mac, Pool #Q04294	4.50	11/1/41	46
76	Freddie Mac, Pool #G01890	4.50	10/1/35	83
17	Freddie Mac, Pool #Q01065	4.50	6/1/41	19

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$76	Freddie Mac, Pool #G18303	4.50	3/1/24	$82
43	Freddie Mac, Pool #Q03305	4.50	9/1/41	47
24	Freddie Mac, Pool #Q24817	4.50	2/1/44	26
57	Freddie Mac, Pool #Q22671	4.50	11/1/43	62
17	Freddie Mac, Pool #C90686	4.50	6/1/23	19
50	Freddie Mac, Pool #G05904	5.00	9/1/39	55
39	Freddie Mac, Pool #G08341	5.00	4/1/39	43
46	Freddie Mac, Pool #G01962	5.00	12/1/35	51
46	Freddie Mac, Pool #G04817	5.00	9/1/38	50
79	Freddie Mac, Pool #C01598	5.00	8/1/33	88
35	Freddie Mac, Pool #G04913	5.00	3/1/38	39
22	Freddie Mac, Pool #G30432	5.50	11/1/28	25
214	Freddie Mac, Pool #G01665	5.50	3/1/34	242
72	Freddie Mac, Pool #G04688	5.50	9/1/38	80
3	Freddie Mac, Pool #1G1537 (a)	5.69	2/1/37	3
26	Freddie Mac, Pool #G03616	6.00	12/1/37	30
94	Freddie Mac, Pool #G02794	6.00	5/1/37	107
9	Freddie Mac, Pool #C90989	6.00	9/1/26	10
50	Freddie Mac, Gold 30 YR TBA	3.50	5/15/46	52
400	Freddie Mac, Gold 30 YR TBA	3.50	4/15/46	419
23	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	24
22	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	23
17	Government National Mortgage Association, Pool #MA1155	2.50	7/20/43	17
24	Government National Mortgage Association, Pool #777254	2.50	3/15/43	24
34	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	35
81	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	84
53	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	56
57	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	59
89	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	92
80	Government National Mortgage Association, Pool #MA1447	3.00	11/20/43	83
50	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	51
48	Government National Mortgage Association, Pool #626911	3.00	2/15/45	50
81	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	84
72	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	75
85	Government National Mortgage Association, Pool #AA5897	3.00	12/15/42	89
68	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	70
73	Government National Mortgage Association, Pool #MA1011	3.00	5/20/43	76
40	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	41
48	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	50
75	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	78
80	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	83
277	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	288
68	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	73
62	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	65
216	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	229
56	Government National Mortgage Association, Pool #AB9211	3.50	11/15/42	59
121	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	128
23	Government National Mortgage Association, Pool #778157	3.50	3/15/42	24
64	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	68
36	Government National Mortgage Association, Pool #MA1012	3.50	5/20/43	38
32	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	34
68	Government National Mortgage Association, Pool #MA0318	3.50	8/20/42	72
67	Government National Mortgage Association, Pool #MA0154	3.50	6/20/42	71
229	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	243
47	Government National Mortgage Association, Pool #MA2826	3.50	5/20/45	50
17	Government National Mortgage Association, Pool #MA1600	3.50	1/20/44	18
58	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	62
55	Government National Mortgage Association, Pool #MA2223	3.50	9/20/44	58
78	Government National Mortgage Association, Pool #AJ0411	3.50	9/15/44	83
61	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	64
86	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	92
45	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	48
34	Government National Mortgage Association, Pool #770602	4.00	9/15/41	36
52	Government National Mortgage Association, Pool #766495	4.00	10/15/41	56
45	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	48
41	Government National Mortgage Association, Pool #MA2372	4.00	11/20/44	44

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$71	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	$76
117	Government National Mortgage Association, Pool #MA2446	4.00	12/20/44	125
43	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	46
43	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	47
87	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	93
53	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	57
121	Government National Mortgage Association, Pool #MA1091	4.00	6/20/43	130
21	Government National Mortgage Association, Pool #MA0023	4.00	4/20/42	23
38	Government National Mortgage Association, Pool #AL7545	4.00	4/15/45	40
15	Government National Mortgage Association, Pool #AD2781	4.00	10/15/43	16
131	Government National Mortgage Association, Pool #005139	4.00	8/20/41	141
50	Government National Mortgage Association, Pool #738710	4.00	9/15/41	53
59	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	63
18	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	19
96	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	105
53	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	57
37	Government National Mortgage Association, Pool #MA2373	4.50	11/20/44	40
78	Government National Mortgage Association, Pool #721760	4.50	8/15/40	87
182	Government National Mortgage Association, Pool #004801	4.50	9/20/40	198
154	Government National Mortgage Association, Pool #737310	4.50	8/15/40	170
20	Government National Mortgage Association, Pool #724216	4.50	8/15/39	22
40	Government National Mortgage Association, Pool #MA1014	4.50	5/20/43	43
34	Government National Mortgage Association, Pool #738906	4.50	10/15/41	37
81	Government National Mortgage Association, Pool #697974	5.00	6/15/40	90
200	Government National Mortgage Association, Pool #004559	5.00	10/20/39	222
59	Government National Mortgage Association, Pool #697946	5.00	3/15/39	66
36	Government National Mortgage Association, Pool #MA0538	5.50	11/20/42	40
59	Government National Mortgage Association, Pool #510835	5.50	2/15/35	67
38	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	42
19	Government National Mortgage Association, Pool #704170	5.50	1/15/39	22
56	Government National Mortgage Association, Pool #781959	6.00	7/15/35	64
39	Government National Mortgage Association, Pool #004222	6.00	8/20/38	44
4	Government National Mortgage Association, Pool #582199	6.50	1/15/32	5
750	Government National Mortgage Association, 30 YR TBA	3.50	4/20/46	793
175	Government National Mortgage Association, 30 YR TBA	3.50	5/20/46	185

	Total U.S. Government Agency Mortgages			23,945

	U.S. Government Agency Securities — 1.29%
25	Fannie Mae	0.88	10/26/17	25
60	Fannie Mae, Callable 5/23/16 @ 100.00	0.95	8/23/17	60
25	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	25
45	Fannie Mae, Callable 6/27/16 @ 100.00	1.07	9/27/17	45
45	Fannie Mae	1.13	4/27/17	45
55	Fannie Mae (b)	1.46	10/9/19	52
25	Fannie Mae	1.50	6/22/20	25
30	Fannie Mae	1.63	11/27/18	31
25	Fannie Mae	1.88	9/18/18	26
25	Fannie Mae, Callable 6/1/16 @ 100.00	3.00	3/1/28	25
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	20
20	Fannie Mae	6.25	5/15/29	29
20	Fannie Mae	7.25	5/15/30	31
10	Federal Farm Credit Bank, Callable 4/20/16 @ 100.00	0.54	11/7/16	10
35	Federal Home Loan Bank, Series 1	1.00	6/21/17	35
50	Federal Home Loan Bank	1.75	12/14/18	51
25	Federal Home Loan Bank	2.13	3/10/23	26
20	Federal Home Loan Bank	4.13	3/13/20	22
70	Federal Home Loan Bank, Series 1069	5.00	11/17/17	76
15	Federal Home Loan Bank	5.63	6/11/21	18
25	Financing Corp., Series E	9.65	11/2/18	31
30	Freddie Mac	0.75	1/12/18	30
50	Freddie Mac	1.00	9/29/17	50
65	Freddie Mac	1.00	7/28/17	65
25	Freddie Mac, Callable 4/30/16 @ 100.00	1.02	4/30/18	25
25	Freddie Mac, Callable 5/28/16 @ 100.00	1.03	11/28/17	25
20	Freddie Mac, Callable 6/12/16 @ 100.00	1.20	6/12/18	20
20	Freddie Mac	1.25	10/2/19	20

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$25	Freddie Mac	1.38	5/1/20	$25
20	Freddie Mac	1.40	8/22/19	20
25	Freddie Mac	1.75	5/30/19	26
40	Freddie Mac	2.38	1/13/22	42
15	Freddie Mac	6.25	7/15/32	22
5	Tennessee Valley Authority	3.50	12/15/42	5
5	Tennessee Valley Authority	5.25	9/15/39	6
20	Tennessee Valley Authority	5.88	4/1/36	27
20	Tennessee Valley Authority, Series E	6.75	11/1/25	27

	Total U.S. Government Agency Securities			1,143

	Corporate Bonds — 35.71%
560	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	562
95	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	96
65	Air Products & Chemicals, Inc. (Chemicals)	2.75	2/3/23	66
625	American Express Co. (Consumer Finance)	7.00	3/19/18	687
375	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	397
230	Amgen, Inc. (Biotechnology)	2.13	5/15/17	232
160	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	177
235	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	254
50	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	56
102	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	103
250	Anheuser-Busch InBev NV (Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	260
155	Anheuser-Busch InBev NV (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	168
315	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	330
100	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	100
100	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	100
140	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	147
490	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	525
80	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	86
25	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	26
190	Bank of America Corp. (Banks)	2.60	1/15/19	193
750	Bank of America Corp., MTN (Banks)	3.30	1/11/23	758
115	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	123
110	Bank One Corp. (Banks)	8.00	4/29/27	143
370	Bear Stearns Co. LLC (Banks)	6.40	10/2/17	396
100	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	108
135	Berkshire Hathaway, Inc. (Diversified Financial Services)	5.15	4/1/17	140
290	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	337
700	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	699
205	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	218
50	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	57
100	Caterpillar, Inc. (Machinery)	5.20	5/27/41	115
245	Chevron Corp. (Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	252
265	Chubb Ltd. (Insurance), Callable 10/3/20 @ 100.00	2.30	11/3/20	269
95	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	118
425	Citigroup, Inc. (Banks)	2.65	10/26/20	429
270	Citigroup, Inc. (Banks)	3.88	10/25/23	283
44	Citigroup, Inc. (Banks)	4.95	11/7/43	47
250	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	264
165	Comcast Corp. (Media)	2.85	1/15/23	171
285	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	309
65	Comcast Corp. (Media)	6.45	3/15/37	86
265	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	293
15	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	21
260	CSX Corp. (Road & Rail)	6.22	4/30/40	320
245	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	273
225	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	231
70	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	74
335	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	262
555	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	609
130	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	141
100	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	123

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$100	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	$105
300	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	301
100	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	100
130	Ecolab, Inc. (Chemicals)	4.35	12/8/21	144
25	Ecolab, Inc. (Chemicals)	5.50	12/8/41	29
379	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	357
250	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	250
20	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	19
105	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	148
100	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	108
255	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	259
565	General Motors Co. (Automobiles)	3.50	10/2/18	578
146	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	155
155	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	209
425	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	446
365	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	395
175	Health Care REIT, Inc. (Real Estate Investment Trusts)	2.25	3/15/18	176
505	International Business Machines Corp. (IT Services)	3.63	2/12/24	543
180	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	196
135	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	154
50	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	61
200	JPMorgan Chase & Co. (Banks)	3.88	2/1/24	213
810	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	879
95	Lincoln National Corp. (Insurance)	7.00	6/15/40	116
140	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	136
270	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	277
60	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	67
50	MetLife, Inc. (Insurance)	4.05	3/1/45	47
215	MetLife, Inc. (Insurance)	7.72	2/15/19	250
250	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	268
256	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	317
505	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	527
525	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	547
60	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	61
100	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	118
260	Oracle Corp. (Software)	6.50	4/15/38	346
355	Philip Morris International, Inc. (Tobacco)	2.90	11/15/21	375
150	PNC Financial Services Group, Inc. (Banks) (c)	2.85	11/9/22	152
100	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	120
100	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	119
160	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	188
50	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	56
225	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	256
100	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	116
135	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	135
95	Reed Elsevier NV (Media)	8.63	1/15/19	110
210	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	212
35	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	35
100	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	108
235	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	245
194	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	215
160	Southwest Airlines Co. (Airlines), Callable 10/5/20 @ 100.00	2.65	11/5/20	163
380	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	340
160	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	126
45	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	45
240	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	242
320	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	278
270	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	275
205	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	244

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$120	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	$156
100	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	100
320	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	344
135	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	180
215	Time Warner, Inc. (Media)	5.38	10/15/41	230
240	Time Warner, Inc. (Media)	6.88	6/15/18	267
140	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	150
95	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	109
390	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	470
50	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	57
135	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	184
140	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	197
180	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	195
40	Ventas Realty LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	40
65	Ventas Realty LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	64
115	Ventas Realty LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	118
215	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	248
730	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	962
175	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	176
35	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	36
300	Wachovia Corp. (Banks)	5.75	2/1/18	323
295	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	379
70	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	98
100	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	103
585	Wells Fargo & Co. (Banks)	3.00	2/19/25	590
350	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	389
250	WestRock Co. (Containers & Packaging)	4.90	3/1/22	268

	Total Corporate Bonds			31,724

	U.S. Treasury Obligations — 17.47%
17	U.S. Treasury Bond	1.00	8/31/19	17
50	U.S. Treasury Bond	2.50	2/15/46	49
95	U.S. Treasury Bond	2.50	2/15/45	93
64	U.S. Treasury Bond	2.75	11/15/42	66
73	U.S. Treasury Bond	2.75	8/15/42	75
70	U.S. Treasury Bond	2.88	8/15/45	74
95	U.S. Treasury Bond	2.88	5/15/43	100
80	U.S. Treasury Bond	3.00	11/15/45	86
120	U.S. Treasury Bond	3.00	5/15/45	129
110	U.S. Treasury Bond	3.00	11/15/44	119
14	U.S. Treasury Bond	3.00	5/15/42	15
110	U.S. Treasury Bond	3.13	5/15/21	120
50	U.S. Treasury Bond	3.13	11/15/41	56
100	U.S. Treasury Bond	3.13	8/15/44	111
72	U.S. Treasury Bond	3.13	2/15/42	80
120	U.S. Treasury Bond	3.38	5/15/44	139
5	U.S. Treasury Bond	3.50	2/15/39	6
125	U.S. Treasury Bond	3.63	2/15/44	152
45	U.S. Treasury Bond	3.63	8/15/43	55
85	U.S. Treasury Bond	3.75	11/15/43	106
68	U.S. Treasury Bond	3.75	8/15/41	84
40	U.S. Treasury Bond	3.88	8/15/40	50
70	U.S. Treasury Bond	4.25	11/15/40	93
5	U.S. Treasury Bond	4.38	2/15/38	7
40	U.S. Treasury Bond	4.38	5/15/41	54
60	U.S. Treasury Bond	4.38	5/15/40	81
25	U.S. Treasury Bond	4.38	11/15/39	34
25	U.S. Treasury Bond	4.50	8/15/39	34
45	U.S. Treasury Bond	4.50	2/15/36	62
25	U.S. Treasury Bond	4.63	2/15/40	35
70	U.S. Treasury Bond	4.75	2/15/41	99
30	U.S. Treasury Bond	5.25	11/15/28	41
20	U.S. Treasury Bond	5.25	2/15/29	27
40	U.S. Treasury Bond	5.38	2/15/31	57
35	U.S. Treasury Bond	6.13	11/15/27	50

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$40	U.S. Treasury Bond	6.13	8/15/29	$60
25	U.S. Treasury Bond	6.25	5/15/30	38
10	U.S. Treasury Bond	6.25	8/15/23	13
15	U.S. Treasury Bond	6.50	11/15/26	22
40	U.S. Treasury Bond	6.75	8/15/26	59
17	U.S. Treasury Bond	7.50	11/15/24	25
15	U.S. Treasury Bond	7.63	2/15/25	22
40	U.S. Treasury Bond	8.00	11/15/21	54
85	U.S. Treasury Note	0.50	7/31/17	85
10	U.S. Treasury Note	0.50	4/30/17	10
70	U.S. Treasury Note	0.63	9/30/17	70
65	U.S. Treasury Note	0.63	7/31/17	65
115	U.S. Treasury Note	0.63	11/30/17	115
90	U.S. Treasury Note	0.63	6/30/17	90
30	U.S. Treasury Note	0.63	4/30/18	30
160	U.S. Treasury Note	0.63	8/31/17	160
160	U.S. Treasury Note	0.63	5/31/17	161
90	U.S. Treasury Note	0.75	2/28/18	90
90	U.S. Treasury Note	0.75	3/31/18	90
115	U.S. Treasury Note	0.75	10/31/17	115
55	U.S. Treasury Note	0.75	2/15/19	55
78	U.S. Treasury Note	0.75	12/31/17	78
68	U.S. Treasury Note	0.75	6/30/17	68
95	U.S. Treasury Note	0.88	5/15/17	95
95	U.S. Treasury Note	0.88	7/15/17	95
90	U.S. Treasury Note	0.88	6/15/17	90
70	U.S. Treasury Note	0.88	11/15/17	70
90	U.S. Treasury Note	0.88	8/15/17	90
80	U.S. Treasury Note	0.88	11/30/17	80
75	U.S. Treasury Note	0.88	10/15/17	75
41	U.S. Treasury Note	0.88	1/31/18	41
80	U.S. Treasury Note	0.88	1/15/18	80
45	U.S. Treasury Note	0.88	10/15/18	45
45	U.S. Treasury Note	0.88	7/31/19	45
60	U.S. Treasury Note	0.88	3/31/18	60
55	U.S. Treasury Note	0.88	4/30/17	55
95	U.S. Treasury Note	1.00	9/15/18	95
85	U.S. Treasury Note	1.00	11/30/19	85
20	U.S. Treasury Note	1.00	6/30/19	20
90	U.S. Treasury Note	1.00	8/15/18	90
80	U.S. Treasury Note	1.00	3/15/18	80
5	U.S. Treasury Note	1.00	5/15/18	5
70	U.S. Treasury Note	1.00	9/30/19	70
85	U.S. Treasury Note	1.00	12/15/17	85
75	U.S. Treasury Note	1.00	2/15/18	75
70	U.S. Treasury Note	1.00	12/31/17	70
55	U.S. Treasury Note	1.00	3/15/19	55
95	U.S. Treasury Note	1.00	9/15/17	95
60	U.S. Treasury Note	1.13	12/31/19	60
5	U.S. Treasury Note	1.13	3/31/20	5
60	U.S. Treasury Note	1.13	2/28/21	60
65	U.S. Treasury Note	1.13	1/15/19	66
60	U.S. Treasury Note	1.13	4/30/20	60
50	U.S. Treasury Note	1.13	5/31/19	50
25	U.S. Treasury Note	1.25	2/29/20	25
45	U.S. Treasury Note	1.25	10/31/18	45
80	U.S. Treasury Note	1.25	3/31/21	80
75	U.S. Treasury Note	1.25	11/15/18	76
50	U.S. Treasury Note	1.25	10/31/19	50
65	U.S. Treasury Note	1.25	12/15/18	66
110	U.S. Treasury Note	1.25	11/30/18	111
100	U.S. Treasury Note	1.25	1/31/20	101
65	U.S. Treasury Note	1.25	1/31/19	66
110	U.S. Treasury Note	1.38	2/29/20	111
65	U.S. Treasury Note	1.38	4/30/20	66
40	U.S. Treasury Note	1.38	1/31/20	40

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$115	U.S. Treasury Note	1.38	8/31/20	$116
30	U.S. Treasury Note	1.38	5/31/20	30
115	U.S. Treasury Note	1.38	3/31/20	116
135	U.S. Treasury Note	1.38	9/30/18	137
51	U.S. Treasury Note	1.38	12/31/18	52
40	U.S. Treasury Note	1.38	2/28/19	41
25	U.S. Treasury Note	1.38	11/30/18	25
105	U.S. Treasury Note	1.38	10/31/20	106
80	U.S. Treasury Note	1.38	9/30/20	81
60	U.S. Treasury Note	1.50	1/31/22	60
80	U.S. Treasury Note	1.50	11/30/19	81
110	U.S. Treasury Note	1.50	12/31/18	112
130	U.S. Treasury Note	1.50	8/31/18	132
110	U.S. Treasury Note	1.50	10/31/19	112
120	U.S. Treasury Note	1.50	5/31/20	122
65	U.S. Treasury Note	1.50	2/28/23	65
120	U.S. Treasury Note	1.50	5/31/19	122
101	U.S. Treasury Note	1.50	2/28/19	103
80	U.S. Treasury Note	1.50	1/31/19	81
45	U.S. Treasury Note	1.63	4/30/19	46
85	U.S. Treasury Note	1.63	6/30/19	87
81	U.S. Treasury Note	1.63	8/15/22	82
75	U.S. Treasury Note	1.63	7/31/19	77
92	U.S. Treasury Note	1.63	11/15/22	93
130	U.S. Treasury Note	1.63	7/31/20	133
20	U.S. Treasury Note	1.63	2/15/26	20
130	U.S. Treasury Note	1.63	6/30/20	133
120	U.S. Treasury Note	1.63	8/31/19	123
110	U.S. Treasury Note	1.63	12/31/19	112
80	U.S. Treasury Note	1.75	1/31/23	81
95	U.S. Treasury Note	1.75	9/30/22	96
25	U.S. Treasury Note	1.75	5/15/22	25
124	U.S. Treasury Note	1.75	5/15/23	126
40	U.S. Treasury Note	1.75	10/31/18	41
95	U.S. Treasury Note	1.75	12/31/20	97
25	U.S. Treasury Note	1.75	4/30/22	25
50	U.S. Treasury Note	1.75	3/31/22	51
30	U.S. Treasury Note	1.75	2/28/22	31
35	U.S. Treasury Note	1.75	10/31/20	36
95	U.S. Treasury Note	1.88	8/31/22	97
100	U.S. Treasury Note	1.88	10/31/17	102
70	U.S. Treasury Note	1.88	11/30/21	72
10	U.S. Treasury Note	1.88	5/31/22	10
55	U.S. Treasury Note	1.88	9/30/17	56
90	U.S. Treasury Note	1.88	10/31/22	92
94	U.S. Treasury Note	1.88	6/30/20	97
75	U.S. Treasury Note	1.88	8/31/17	76
50	U.S. Treasury Note	2.00	7/31/20	52
85	U.S. Treasury Note	2.00	10/31/21	88
40	U.S. Treasury Note	2.00	9/30/20	41
100	U.S. Treasury Note	2.00	11/15/21	103
50	U.S. Treasury Note	2.00	8/31/21	52
100	U.S. Treasury Note	2.00	7/31/22	103
60	U.S. Treasury Note	2.00	11/30/20	62
115	U.S. Treasury Note	2.00	8/15/25	117
90	U.S. Treasury Note	2.00	11/30/22	93
155	U.S. Treasury Note	2.00	2/15/23	160
100	U.S. Treasury Note	2.00	2/15/22	103
150	U.S. Treasury Note	2.00	2/15/25	153
150	U.S. Treasury Note	2.13	8/15/21	156
120	U.S. Treasury Note	2.13	6/30/22	125
10	U.S. Treasury Note	2.13	12/31/22	10
20	U.S. Treasury Note	2.13	6/30/21	21
55	U.S. Treasury Note	2.13	12/31/21	57
100	U.S. Treasury Note	2.13	9/30/21	104
80	U.S. Treasury Note	2.13	8/31/20	83

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$155	U.S. Treasury Note	2.13	5/15/25	$161
20	U.S. Treasury Note	2.25	4/30/21	21
80	U.S. Treasury Note	2.25	11/30/17	82
180	U.S. Treasury Note	2.25	11/15/24	189
30	U.S. Treasury Note	2.25	7/31/18	31
40	U.S. Treasury Note	2.25	7/31/21	42
115	U.S. Treasury Note	2.25	11/15/25	120
80	U.S. Treasury Note	2.25	3/31/21	84
30	U.S. Treasury Note	2.38	6/30/18	31
25	U.S. Treasury Note	2.38	12/31/20	26
20	U.S. Treasury Note	2.38	7/31/17	20
155	U.S. Treasury Note	2.38	8/15/24	164
145	U.S. Treasury Note	2.50	5/15/24	154
50	U.S. Treasury Note	2.50	6/30/17	51
85	U.S. Treasury Note	2.50	8/15/23	91
65	U.S. Treasury Note	2.63	4/30/18	68
115	U.S. Treasury Note	2.63	8/15/20	122
174	U.S. Treasury Note	2.63	11/15/20	186
50	U.S. Treasury Note	2.63	1/31/18	52
52	U.S. Treasury Note	2.75	12/31/17	54
160	U.S. Treasury Note	2.75	2/15/24	174
166	U.S. Treasury Note	2.75	11/15/23	181
85	U.S. Treasury Note	2.75	2/15/19	90
30	U.S. Treasury Note	2.88	3/31/18	31
121	U.S. Treasury Note	3.38	11/15/19	131
100	U.S. Treasury Note	3.50	2/15/18	105
135	U.S. Treasury Note	3.63	2/15/21	150
60	U.S. Treasury Note	3.63	2/15/20	66
100	U.S. Treasury Note	3.63	8/15/19	109
90	U.S. Treasury Note	3.75	11/15/18	97
50	U.S. Treasury Note	3.88	5/15/18	53
75	U.S. Treasury Note	4.25	11/15/17	79
14	U.S. Treasury Note	4.25	5/15/39	19
70	U.S. Treasury Note	4.75	8/15/17	74

	Total U.S. Treasury Obligations			15,517

	Yankee Dollars — 6.91%
200	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	236
25	Bank of Nova Scotia (Banks)	1.85	4/14/20	25
25	Bank of Nova Scotia (Banks)	2.13	9/11/19	25
380	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	391
134	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	210
210	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	217
90	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	93
100	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	97
320	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	342
25	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	29
15	Delphi Automotive PLC (Auto Components), Callable 10/19/20 @ 100.00	3.15	11/19/20	15
240	Deutsche Telekom International Finance (Diversified Financial Services) (c)	8.75	6/15/30	360
120	Diageo Capital PLC (Beverages)	5.88	9/30/36	148
330	HSBC Holdings PLC (Banks), Callable 10/23/20 @ 100.00	5.10	4/5/21	362
120	HSBC Holdings PLC (Banks)	6.80	6/1/38	145
105	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	118
210	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	263
125	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	131
500	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	535
215	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	326
200	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	211
175	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	168
165	Rio Tinto Finance USA Ltd. (Diversified Financial Services), Callable 3/15/25 @ 100.00	3.75	6/15/25	162
75	Rio Tinto Finance USA PLC (Diversified Financial Services), Callable 11/14/18 @ 100.00	2.25	12/14/18	75
225	Rio Tinto Finance USA PLC (Diversified Financial Services), Callable 12/22/21 @ 100.00	3.50	3/22/22	227
25	Royal Bank of Canada (Banks)	1.20	9/19/17	25

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$25	Royal Bank of Canada (Banks)	1.88	2/5/20	$25
25	Royal Bank of Canada (Banks)	2.20	9/23/19	26
300	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	368
300	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	303
30	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	33
175	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	185
120	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	152
100	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	113

	Total Yankee Dollars			6,141

	Time Deposit — 0.02%
16	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/16	16

	Total Time Deposit			16

	Mutual Funds — 8.00%
6,170,112	SSgA Treasury Money Market Fund (d)	0.00		6,170
936,372	SSgA U.S. Government Money Market Fund (d)	0.00		936

	Total Mutual Funds			7,106

	Total Investments Before TBA Sale Commitments (cost $86,488) — 98.60%			87,582
	TBA Sale Commitments (e) — (1.39)%
$(65)	Fannie Mae, 15 YR TBA	4.50	4/25/31	$(67)
(25)	Fannie Mae, 15 YR TBA	3.50	4/25/31	(26)
(50)	Fannie Mae, 15 YR TBA	2.50	4/25/31	(51)
(25)	Fannie Mae, 15 YR TBA	2.50	5/25/31	(26)
(125)	Fannie Mae, 30 YR TBA	4.50	4/25/46	(137)
(25)	Fannie Mae, 30 YR TBA	2.50	4/25/46	(25)
(75)	Fannie Mae, 30 YR TBA	4.00	4/25/46	(80)
(25)	Freddie Mac, Gold 15 YR TBA	2.50	4/15/31	(26)
(50)	Freddie Mac, Gold 15 YR TBA	3.00	4/15/31	(52)
(25)	Freddie Mac, Gold 15 YR TBA	3.50	4/15/31	(26)
(50)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/31	(52)
(100)	Freddie Mac, Gold 30 YR TBA	5.50	4/15/46	(112)
(50)	Freddie Mac, Gold 30 YR TBA	4.00	4/15/46	(53)
(100)	Freddie Mac, Gold 30 YR TBA	3.00	4/15/46	(102)
(100)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/46	(109)
(25)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/46	(27)
(50)	Government National Mortgage Association, 30 YR TBA	3.00	4/20/46	(52)
(50)	Government National Mortgage Association, 30 YR TBA	3.50	4/15/46	(53)
(50)	Government National Mortgage Association, 30 YR TBA	3.00	4/15/46	(52)
(50)	Government National Mortgage Association, 30 YR TBA	5.50	4/15/46	(56)
(50)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/46	(54)

	Total TBA Sale Commitments			(1,238)

	Other assets in excess of liabilities — 2.79%			2,474

	Net Assets — 100.00%			$88,818

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2016.

(b)	Rate disclosed represents effective yield at purchase.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2016.

(d)	The rate disclosed is the rate in effect on March 31, 2016.

(e)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

MTN — Medium Term Note

REIT — Real Estate Investment Trust

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Core Fixed Income Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Core Fixed Income Portfolio	Agincourt Capital Management, LLC	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	—	0.47%	—	0.47%
Collateralized Mortgage Obligations	—	1.77%	—	1.77%
U.S. Government Agency Mortgages	—	26.96%	—	26.96%
U.S. Government Agency Securities	—	1.29%	—	1.29%
Corporate Bonds	35.71%	—	—	35.71%
U.S. Treasury Obligations	—	17.47%	—	17.47%
Yankee Dollars	6.77%	0.14%	—	6.91%
Time Deposit	—	0.02%	—	0.02%
Mutual Funds	1.05%	1.01%	5.94%	8.00%
TBA Sale Commitments	—	-1.39%	—	-1.39%
Other Assets (Liabilities)	-0.33%	-0.80%	3.92%	2.79%

Total Net Assets	43.20%	46.94%	9.86%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.68%
$4,606	Magnus-Relda Holding Vier GMBH, Series 1A, Class JNR (a)	7.00	10/28/24	$5,248

	Total Asset Backed Security			5,248

	Bank Loan Obligations — 0.30%
2,300	Envision Healthcare (Health Care Providers & Services) (b)(f)	0.08	10/28/22	2,298

	Total Bank Loan Obligations			2,298

	Collateralized Mortgage Obligations — 17.73%
6,000	Banc of America Merrill Lynch Mezzanine Securities Trust, Series 2014-INMZ, Class MZB (a)(b)(c)	8.92	12/15/19	5,639
1,974	BLCP Hotel Trust, Series 2014-CLMZ, Class M (a)(b)	6.16	8/15/29	1,826
6,000	Carefree Portfolio Trust, Series 2014-CMZB, Class MZB (a)(b)(c)	8.16	11/15/29	5,955
4,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class E (a)	3.00	2/10/48	2,325
1,500	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class E (a)(b)	3.21	7/10/47	968
1,300	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class F (a)(b)	4.16	4/10/48	760
2,700	Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class E (a)(b)	4.16	4/10/48	1,759
6,000	Commercial Mortgage Trust, Series 2014-CR21, Class F (a)	3.00	12/10/47	3,557
3,409	Commercial Mortgage Trust, Series 2015-CR24, Class E (a)(b)	3.12	8/10/55	1,986
5,500	Commercial Mortgage Trust, Series 2015-LC21, Class E (a)	3.25	7/10/48	3,243
2,900	Commercial Mortgage Trust, Series 2013-CR7, Class G (a)(b)	4.35	3/10/46	1,915
1,800	Commercial Mortgage Trust, Series 2015-CR25, Class F (a)(b)	4.55	8/10/48	828
4,000	Commercial Mortgage Trust, Series 2015-CR25, Class E (a)(b)	4.55	8/10/48	2,511
420	Commercial Mortgage Trust, Series 2013-CR12, Class E (a)(b)	5.08	10/10/46	358
3,900	Connecticut Avenue Securities, Series 14-C02, Class 2M2 (b)	3.03	5/25/24	3,521
4,000	Connecticut Avenue Securities, Series 2016-C02, Class 1B (a)(b)	12.69	9/25/28	4,012
2,820	Credit Suisse European Mortgage Capital Trust, Series 2014-1MGN, Class B (a)(b)	7.16	7/20/22	3,129
8,500	Credit Suisse Mortgage Trust, Series 2015-TOWN, Class F (a)(b)	4.94	3/15/17	8,198
4,000	Credit Suisse Mortgage Trust, Series 2015-LHMZ, Class MZ (a)(b)	8.93	7/6/20	3,788
5,000	Credit Suisse Mortgage Trust, Town Mezzanine Securities Trust, Series 2015, Class MZ (a)(b)	9.75	3/1/28	4,845
2,100	DBUBS Mortgage Trust, Series 2011-LC3A, Class G (a)	3.75	8/10/44	1,034
2,500	GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AJ (b)	5.68	12/10/49	1,613
30,014	Goldman Sachs Mortgage Securities Trust, Series 2013-GC13, Class XB (a)(b)	0.58	7/10/46	1,278
600	Goldman Sachs Mortgage Securities Trust, Series 2013-GC14, Class F (a)(b)	4.77	8/10/46	489
7,500	GS Mortgage Securities Trust, Series 2007-GG10, Class AJ (b)	5.79	8/10/45	3,000
700	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class E (a)(b)	3.36	9/15/47	447
4,300	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class E (a)(b)	4.62	8/15/48	2,840
3,200	JPMorgan Chase Commercial Mortgage, Series 2007-LDPX, Class AJ (b)	5.50	1/15/49	1,616
2,900	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBMZ, Class M (a)(b)	6.66	10/15/29	2,683
4,411	Lone Star Portfolio Trust, Series 2015-LSP, Class F (a)(b)	7.34	9/15/28	4,341
4,000	Morgan Stanley BAML Trust, Series 2015-C25, Class E (a)(b)	4.53	10/15/28	2,638
1,800	Morgan Stanley BAML Trust, Series 2015-C25, Class F (a)(b)	4.53	10/15/28	951
1,110	Morgan Stanley BAML Trust, Series 2015-C21, Class E (a)	3.01	3/15/48	644
4,000	Multifamily Trust, Series 2016-1, Class B (a)(b)	9.78	4/25/46	4,000
15,000	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3 (b)	5.14	4/25/28	14,559
15,000	Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class B (b)	9.79	4/25/28	13,818
4,500	Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class B (b)	10.44	7/25/28	4,216
3,500	Structured Agency Credit Risk Debt Notes, Series 15-HQA2, Class B (b)	10.94	5/25/28	3,290
4,726	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class G (a)(b)	4.89	5/10/63	2,974
8,192	UBS – Barclays Commercial Mortgage Trust, Series 2012-C2, Class H (a)(b)	4.89	5/10/63	3,455
4,800	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E (a)	3.00	5/15/48	2,758
510	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class E (a)	3.50	7/15/46	362
4,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E (a)(b)	4.61	11/15/48	2,642

	Total Collateralized Mortgage Obligations			136,771

	Corporate Bonds — 49.39%
1,719	A Schulman, Inc. (Chemicals), Callable 6/1/18 @ 105.16 (a)	6.88	6/1/23	1,693
1,519	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 7/1/17 @ 103.84	5.13	7/1/22	1,534
1,223	Acadia Healthcare Co., Inc. (Health Care Providers & Services), Callable 3/1/19 @ 104.88 (a)	6.50	3/1/24	1,272
1,464	Alcoa, Inc. (Metals & Mining), Callable 5/6/16 @ 100.00	5.13	10/1/24	1,405
2,176	Aleris International, Inc. (Metals & Mining), Callable 4/20/16 @ 103.81	7.63	2/15/18	2,220
360	Aleris International, Inc. (Metals & Mining), Callable 5/6/16 @ 105.91	7.88	11/1/20	304
1,184	Allegion US Holding Co., Inc. (Building Products), Callable 10/1/16 @ 104.31	5.75	10/1/21	1,240
80	Ally Financial, Inc. (Consumer Finance)	5.50	2/15/17	81
143	Ally Financial, Inc. (Consumer Finance), Callable 10/20/25 @ 100.00	5.75	11/20/25	140

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$248	Ally Financial, Inc. (Consumer Finance)	7.50	9/15/20	$275
2,624	Ally Financial, Inc. (Consumer Finance)	8.00	11/1/31	3,031
800	Ally Financial, Inc. (Consumer Finance)	8.00	3/15/20	896
1,183	Altice US Finance I Corp. (Media), Callable 7/15/18 @ 104.03 (a)	5.38	7/15/23	1,215
1,016	AMC Networks, Inc. (Media), Callable 4/1/20 @ 102.50	5.00	4/1/24	1,020
500	AmerenEnergy Generating Co., Series H (Independent Power and Renewable Electricity Producers)	7.00	4/15/18	195
2,489	American Airlines Pass-Through Trust, Series 2013-2, Class B (Airlines)	5.60	7/15/20	2,502
693	American Airlines Pass-Through Trust, Class B (Airlines)	5.63	1/15/21	701
276	American Builders & Contractors Supply Co., Inc. (Trading Companies & Distributors), Callable 12/15/18 @ 104.31	5.75	12/15/23	287
2,859	Amsted Industries, Inc. (Machinery), Callable 3/15/18 @ 103.00 (a)	5.00	3/15/22	2,838
369	Amsted Industries, Inc. (Machinery), Callable 9/15/19 @ 102.69	5.38	9/15/24	355
1,765	Anixter International, Inc. (Electronic Equipment, Instruments & Components)	5.13	10/1/21	1,774
500	Anixter International, Inc. (Electronic Equipment, Instruments & Components) (a)	5.50	3/1/23	506
507	Antero Resources Corp. (Oil, Gas & Consumable Fuels), Callable 6/1/17 @ 103.84	5.13	12/1/22	459
1,477	Antero Resources Finance (Oil, Gas & Consumable Fuels), Callable 0 @ 104.00	5.38	11/1/21	1,355
908	ARC Properties Operating Partnership, LP (Real Estate Investment Trusts), Callable 11/6/23 @ 100.00	4.60	2/6/24	903
1,630	B&G Foods, Inc. (Food Products), Callable 6/1/16 @ 103.47	4.63	6/1/21	1,654
1,612	Belo Corp. (Media)	7.25	9/15/27	1,612
2,736	Blue Racer Mid LLC/Blue Racer Mid Finance (Oil, Gas & Consumable Fuels), Callable 11/15/17 @ 104.60 (a)	6.13	11/15/22	2,278
1,114	Building Materials Corp. of America (Building Products), Callable 11/15/19 @ 102.39 (a)	5.38	11/15/24	1,131
731	Cable One, Inc. (Media), Callable 6/15/18 @ 102.88 (a)	5.75	6/15/22	749
3,697	Cablevision Systems Corp. (Media)	5.88	9/15/22	3,115
175	Cablevision Systems Corp. (Media)	8.00	4/15/20	170
53	CalAtlantic Group, Inc. (Household Durables), Callable 6/15/21 @ 100.00	6.25	12/15/21	57
1,875	Calpine Corp. (Independent Power and Renewable Electricity Producers), Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	1,988
2,425	Cardtronics, Inc. (IT Services), Callable 8/1/17 @ 103.84	5.13	8/1/22	2,394
1,179	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 2/15/18 @ 103.00	5.13	2/15/23	1,203
385	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 5/16/16 @ 103.94	5.25	3/15/21	398
661	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 9/30/17 @ 103.00	5.25	9/30/22	681
2,835	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 5/1/20 @ 102.68 (a)	5.38	5/1/25	2,885
1,935	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 3/1/18 @ 103.00	5.75	9/1/23	2,008
1,005	CCO Holdings LLC/CCO Holdings Capital Corp. (Diversified Telecommunication Services), Callable 7/15/18 @ 102.88	5.75	1/15/24	1,046
753	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 3/1/18 @ 103.75	5.00	9/1/23	764
187	CDW LLC/CDW Finance (Electronic Equipment, Instruments & Components), Callable 8/15/17 @ 104.50	6.00	8/15/22	198
1,406	Centene Escrow Corp. (Health Care Providers & Services), Callable 2/15/18 @ 102.81 (a)	5.63	2/15/21	1,466
3,614	CenturyLink, Inc. (Diversified Telecommunication Services)	5.63	4/1/20	3,661
2,118	CenturyLink, Inc., Series T (Diversified Telecommunication Services)	5.80	3/15/22	2,038
245	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	248
3,168	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Media), Callable 5/6/16 @ 104.78 (a)	6.38	9/15/20	3,136
1,307	Charter Communications, Inc. (Media), Callable 2/15/21 @ 102.88 (a)	5.75	2/15/26	1,353
3,012	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (a)	6.63	5/15/23	2,455
1,506	Chemours Co. (Chemicals), Callable 5/15/20 @ 103.50 (a)	7.00	5/15/25	1,207
2,752	Chemtura Corp. (Chemicals), Callable 7/15/16 @ 104.00	5.75	7/15/21	2,710
3,659	CHS/Community Health Systems, Inc. (Health Care Providers & Services), Callable 7/15/16 @ 104.00	7.13	7/15/20	3,458
788	Churchill Downs, Inc. (Hotels, Restaurants & Leisure), Callable 12/15/16 @ 104.00 (a)	5.38	12/15/21	812

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,500	Cincinnati Bell, Inc. (Diversified Telecommunication Services), Callable 5/6/16 @ 104.19	8.38	10/15/20	$1,523
5,271	CIT Group, Inc. (Banks)	5.00	8/15/22	5,337
115	CIT Group, Inc. (Banks)	5.00	5/15/17	117
1,760	CIT Group, Inc. (Banks) (a)	6.63	4/1/18	1,850
2,580	Citigroup, Inc. (Banks), Callable 11/15/20 @ 100.00 (b)	6.13	12/29/49	2,586
65	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 12/1/16 @ 102.56	5.13	6/1/21	66
40	Clean Harbors, Inc. (Commercial Services & Supplies), Callable 8/1/16 @ 102.63	5.25	8/1/20	41
1,235	Clear Channel Worldwide Holdings, Inc., Series B (Media), Callable 11/15/17 @ 103.00	6.50	11/15/22	1,229
106	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 3/15/19 @ 103.00	6.38	3/15/24	34
710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels), Callable 5/6/16 @ 102.83	8.50	12/15/19	312
1,418	Commercial Metals Co. (Metals & Mining), Callable 2/15/23 @ 100.00	4.88	5/15/23	1,255
2,239	Commscope, Inc. (Communications Equipment), Callable 6/15/17 @ 102.50 (a)	5.00	6/15/21	2,256
911	Constellation Brands, Inc. (Beverages)	4.75	12/1/25	943
3,587	Continental Resources, Inc. (Oil, Gas & Consumable Fuels), Callable 3/15/17 @ 102.50	5.00	9/15/22	3,092
2,775	Cott Beverages, Inc. (Beverages), Callable 7/1/17 @ 104.03	5.38	7/1/22	2,817
343	Cott Beverages, Inc. (Beverages), Callable 1/1/17 @ 103.38	6.75	1/1/20	360
59	Credit Acceptance Corp. (Consumer Finance), Callable 2/15/17 @ 103.06	6.13	2/15/21	56
2,205	Credit Acceptance Corp. (Consumer Finance), Callable 3/15/18 @ 105.53 (a)	7.38	3/15/23	2,100
2,224	Crown Castle International Corp. (Real Estate Investment Trusts)	5.25	1/15/23	2,391
776	CSC Holdings LLC (Media)	6.75	11/15/21	797
1,483	CSC Holdings LLC (Media)	8.63	2/15/19	1,631
2,000	CTR Partnership LP/CareTrust Capital Corp. (Capital Markets), Callable 6/1/17 @ 102.94	5.88	6/1/21	2,010
986	D.R. Horton, Inc. (Household Durables), Callable 12/1/18 @ 100.00	3.75	3/1/19	1,006
1,136	D.R. Horton, Inc. (Household Durables), Callable 6/15/22 @ 100.00	4.38	9/15/22	1,139
90	D.R. Horton, Inc. (Household Durables), Callable 11/15/22 @ 100.00	4.75	2/15/23	91
1,424	Darling Ingredients, Inc. (Food Products), Callable 1/15/17 @ 104.03	5.38	1/15/22	1,457
1,149	DCP Midstream LLC (Oil, Gas & Consumable Fuels) (a)	5.35	3/15/20	991
459	DigitalGlobe, Inc. (Aerospace & Defense), Callable 2/1/17 @ 103.00	5.25	2/1/21	418
668	Discovery Communications (Media)	3.30	5/15/22	659
742	Discovery Communications, Inc. (Media)	3.25	4/1/23	707
1,456	Discovery Communications, Inc. (Media), Callable 12/11/25 @ 100.00	4.90	3/11/26	1,502
1,640	DISH DBS Corp. (Media)	5.13	5/1/20	1,628
1,504	DISH DBS Corp. (Media)	5.88	7/15/22	1,425
1,135	DISH DBS Corp. (Media)	6.75	6/1/21	1,172
1,052	DISH DBS Corp. (Media)	7.88	9/1/19	1,157
750	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 6/1/18 @ 103.00	5.88	6/1/23	626
61	Dynegy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/1/17 @ 103.38	6.75	11/1/19	61
1,468	Electronic Arts, Inc. (Software), Callable 12/1/25 @ 100.00	4.80	3/1/26	1,504
1,591	Equinix, Inc. (Real Estate Investment Trusts), Callable 4/1/17 @ 102.44	4.88	4/1/20	1,646
1,221	Equinix, Inc. (Real Estate Investment Trusts), Callable 4/1/18 @ 103.00	5.38	4/1/23	1,264
917	ESH Hospitality, Inc. (Hotels, Restaurants & Leisure), Callable 5/1/20 @ 100.00 (a)	5.25	5/1/25	895
1,500	Exterran Partners LP (Energy Equipment & Services), Callable 4/1/17 @ 103.00	6.00	4/1/21	1,065
263	Family Tree Escrow LLC (Multiline Retail), Callable 3/19/17 @ 102.63 (a)	5.25	3/1/20	275
657	Family Tree Escrow LLC (Multiline Retail), Callable 3/1/18 @ 104.31 (a)	5.75	3/1/23	696
3,347	First Cash Financial Services, Inc. (Consumer Finance), Callable 4/1/17 @ 105.06	6.75	4/1/21	3,221
2,052	First Data Corp. (IT Services), Callable 1/15/19 @ 102.50 (a)	5.00	1/15/24	2,055
1,424	First Data Corp. (IT Services), Callable 8/15/18 @ 102.69 (a)	5.38	8/15/23	1,460
2,281	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/21 @ 100.00	6.25	9/15/21	2,109
900	Frontier Communications Corp. (Diversified Telecommunication Services)	7.13	1/15/23	797
5,564	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	5,709
1,377	Frontier Communications Corp. (Diversified Telecommunication Services), Callable 6/15/22 @ 100.00 (a)	10.50	9/15/22	1,411

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,605	FTS International, Inc. (Air Freight & Logistics), Callable 5/1/17 @ 104.69	6.25	5/1/22	$177
1,639	FTS International, Inc. (Air Freight & Logistics), Callable 6/15/16 @ 103.00 ^(a)(b)	8.13	6/15/20	1,105
536	GAF Corp. (Building Products), Callable 2/15/18 @ 102.56	5.13	2/15/21	549
531	Gannett Co., Inc. (Media), Callable 9/15/17 @ 102.44	4.88	9/15/21	547
210	GCI, Inc. (Diversified Telecommunication Services), Callable 6/1/16 @ 103.00	6.75	6/1/21	214
1,560	General Motors Financial Co. (Consumer Finance), Callable 12/1/20 @ 100.00	4.20	3/1/21	1,612
1,249	General Motors Financial Co. (Consumer Finance)	4.25	5/15/23	1,256
3,461	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00	5.75	2/15/21	3,142
480	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 5/15/18 @ 104.50	6.00	5/15/23	422
1,006	Genesis Energy, LP (Oil, Gas & Consumable Fuels), Callable 8/1/18 @ 103.38	6.75	8/1/22	939
3,040	GenOn Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 10/15/20 @ 104.94	9.88	10/15/20	1,961
1,425	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	1,625
2,400	Goldman Sachs Group, Inc., Series M (Capital Markets), Callable 5/10/20 @ 100.00, Perpetual Bond (b)(d)	5.37	12/31/49	2,315
1,622	Harland Clarke Holdings Corp. (Commercial Services & Supplies), Callable 5/6/16 @ 104.88 (a)	9.75	8/1/18	1,601
4,108	HCA Holdings, Inc. (Health Care Providers & Services), Callable 8/15/25 @ 100.00	5.88	2/15/26	4,231
1,475	HCA, Inc. (Health Care Providers & Services)	5.38	2/1/25	1,491
687	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	744
455	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	499
1,205	Hertz Corp. (Road & Rail), Callable 10/15/17 @ 103.13 ^	6.25	10/15/22	1,205
1,392	Hilcorp Enery Co. (Oil, Gas & Consumable Fuels), Callable 6/1/19 @ 102.50 (a)	5.00	12/1/24	1,173
4,940	Hornbeck Offshore Services, Inc. (Energy Equipment & Services), Callable 5/6/16 @ 104.00	5.00	3/1/21	2,964
216	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	6.50	6/15/19	238
1,111	Hughes Satellite Systems Corp. (Diversified Telecommunication Services)	7.63	6/15/21	1,239
954	Huntington Ingalls Industries, Inc. (Aerospace & Defense), Callable 11/15/20 @ 102.50 (a)	5.00	11/15/25	999
1,047	Huntsman International LLC (Chemicals), Callable 8/15/20 @ 100.00 ^	4.88	11/15/20	1,037
88	Huntsman International Ltd. (Chemicals), Callable 8/15/22 @ 100.00 (a)	5.13	11/15/22	85
2,629	IHS, Inc. (Professional Services), Callable 8/1/22 @ 100.00	5.00	11/1/22	2,724
1,216	Ingles Markets, Inc. (Food & Staples Retailing), Callable 6/15/18 @ 103.00	5.75	6/15/23	1,234
832	International Lease Finance Corp. (Trading Companies & Distributors)	5.88	8/15/22	903
1,330	International Lease Finance Corp. (Trading Companies & Distributors)	6.25	5/15/19	1,418
1,100	J.B. Poindexter & Co., Inc. (Machinery), Callable 4/1/17 @ 105.00 (a)	9.00	4/1/22	1,152
983	Jarden Corp. (Household Durables), Callable 11/15/18 @ 103.75 (a)	5.00	11/15/23	1,030
464	JBS USA LLC/JBS USA Finance, Inc. (Food Products), Callable 5/6/16 @ 105.44 (a)	7.25	6/1/21	462
1,760	Joy Global, Inc. (Machinery)	5.13	10/15/21	1,497
2,400	JPMorgan Chase & Co. (Banks), Callable 5/1/20 @ 100.00, Perpetual Bond (b)(d)	5.30	12/31/49	2,406
2,827	Kindred Healthcare, Inc. (Health Care Providers & Services), Callable 4/15/17 @ 104.78	6.38	4/15/22	2,548
1,297	KLX, Inc. (Aerospace & Defense), Callable 12/1/17 @ 104.41 (a)	5.88	12/1/22	1,284
1,872	Lennar Corp. (Household Durables), Callable 2/28/25 @ 100.00	4.75	5/30/25	1,838
316	Lennar Corp. (Household Durables), Callable 8/15/22 @ 100.00 (b)	4.75	11/15/22	317
517	Lennar Corp. (Household Durables), Callable 9/15/23 @ 100.00	4.88	12/15/23	517
1,411	LifePoint Hospitals, Inc. (Health Care Providers & Services), Callable 12/1/16 @ 104.13	5.50	12/1/21	1,474
1,953	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	2,128
64	LKQ Corp. (Distributors), Callable 5/15/18 @ 102.38	4.75	5/15/23	62
4,675	Lockheed Martin Corp. (Aerospace & Defense)	7.55	9/15/20	4,394
392	Lynx I Corp. (Diversified Financial Services), Callable 4/15/17 @ 103.00 (a)	5.38	4/15/21	409
1,301	M/I Homes, Inc. (Household Durables), Callable 1/15/18 @ 103.38	6.75	1/15/21	1,278
3,325	Martin Midstream Partners LP/Martin Midstream Finance Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 104.00	7.25	2/15/21	2,884
552	Masco Corp. (Building Products), Callable 1/1/26 @ 100.00	4.38	4/1/26	562
1,373	Match Group, Inc. (Internet Software & Services), Callable 12/15/17 @ 102.38 (a)	6.75	12/15/22	1,392
1,397	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,474
2,500	MetLife, Inc., Series C (Insurance), Callable 6/15/20 @ 100.00, Perpetual Bond (b)(d)	5.25	12/31/49	2,389
4,361	MGM Resorts International (Hotels, Restaurants & Leisure)	5.25	3/31/20	4,470

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$150	MidContinent Express Pipeline LLC (Oil, Gas & Consumable Fuels)	6.70	9/15/19	$135
386	MPLX LP (Oil, Gas & Consumable Fuels), Callable 9/1/24 @ 100.00	4.88	12/1/24	356
500	MPLX LP (Oil, Gas & Consumable Fuels), Callable 3/1/25 @ 100.00	4.88	6/1/25	456
3,427	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 2/15/17 @ 103.00	6.38	2/15/22	3,581
1,629	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts), Callable 5/1/16 @ 103.00	6.88	5/1/21	1,688
1,843	Multi-Color Corp. (Commercial Services & Supplies), Callable 12/1/17 @ 104.60 (a)	6.13	12/1/22	1,870
5,023	Navient LLC (Consumer Finance)	6.13	3/25/24	4,320
748	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 2/15/17 @ 102.31	4.63	2/15/21	744
2,776	NCR Corp. (Technology Hardware, Storage & Peripherals), Callable 12/15/17 @ 102.94	5.88	12/15/21	2,839
2,793	Neptune Finance Corp. (Media), Callable 1/15/19 @ 107.59 (a)	10.13	1/15/23	2,989
597	Netflix, Inc. (Internet & Catalog Retail)	5.50	2/15/22	625
702	Netflix, Inc. (Internet & Catalog Retail)	5.75	3/1/24	741
2,083	Netflix, Inc. (Internet & Catalog Retail)	5.88	2/15/25	2,192
1,577	Newell Rubbermaid, Inc. (Household Durables), Callable 9/1/24 @ 100.00	4.00	12/1/24	1,610
808	Newell Rubbermaid, Inc. (Household Durables), Callable 1/1/26 @ 100.00	4.20	4/1/26	845
198	Nexstar Broadcasting Group, Inc. (Media), Callable 5/16/16 @ 105.16	6.88	11/15/20	204
3,214	NGL Energy Partners LP/Finance Co. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 105.16	6.88	10/15/21	1,896
385	Nielsen Finance LLC/Nielsen Finance Co. (Professional Services), Callable 10/1/16 @ 102.00	4.50	10/1/20	394
147	Nielsen Finance LLC/Nielsen Finance Co. (Professional Services), Callable 4/15/17 @ 104.00 (a)	5.00	4/15/22	151
634	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 7/15/18 @ 103.12	6.25	7/15/22	589
3,157	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/15/16 @ 104.00	7.88	5/15/21	3,145
825	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers), Callable 5/6/16 @ 104.13	8.25	9/1/20	831
1,534	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	4.80	9/1/20	1,350
370	NuStar Logistics LP (Oil, Gas & Consumable Fuels)	6.75	2/1/21	346
115	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 103.44	6.88	1/15/23	85
2,469	Orbital ATK, Inc. (Aerospace & Defense), Callable 10/1/16 @ 103.94	5.25	10/1/21	2,565
3,453	Penske Automotive Group (Specialty Retail), Callable 12/1/19 @ 102.69	5.38	12/1/24	3,427
992	PHH Corp. (Thrifts & Mortgage Finance), Callable 8/15/17 @ 103.00	6.38	8/15/21	875
969	PolyOne Corp. (Chemicals)	5.25	3/15/23	964
3,908	Post Holdings, Inc. (Food Products), Callable 2/15/17 @ 103.69	7.38	2/15/22	4,133
1,517	PulteGroup, Inc. (Household Durables), Callable 12/1/25 @ 100.00	5.50	3/1/26	1,561
2,030	QEP Resources, Inc. (Oil, Gas & Consumable Fuels)	6.80	3/1/20	1,859
1,144	Quad Graphics, Inc. (Commercial Services & Supplies)	7.00	5/1/22	950
1,538	Quicken Loans, Inc. (Thrifts & Mortgage Finance), Callable 5/1/20 @ 102.88 (a)	5.75	5/1/25	1,492
185	Quintiles Transnational (Life Sciences Tools & Services), Callable 5/15/18 @ 103.66 (a)	4.88	5/15/23	189
3,548	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 2/15/17 @ 103.00 ^	5.00	8/15/22	3,060
905	Range Resources Corp. (Oil, Gas & Consumable Fuels), Callable 0 @ 103.00	5.75	6/1/21	799
42	Resolute Forest Products (Paper & Forest Products), Callable 5/15/17 @ 104.41	5.88	5/15/23	28
938	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 7/15/17 @ 104.22	5.63	7/15/22	631
1,550	Rose Rock Midstream, LP (Oil, Gas & Consumable Fuels), Callable 5/15/19 @ 102.81	5.63	11/15/23	1,008
2,467	Sabine Pass Liquefaction LLC (Oil, Gas & Consumable Fuels), Callable 12/1/24 @ 100.00	5.63	3/1/25	2,353
35	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.25	6.50	11/1/20	37
794	Sabre Holdings Corp. (IT Services), Callable 11/15/18 @ 103.94 (a)	5.25	11/15/23	808
1,482	Sabre Holdings Corp. (IT Services), Callable 4/15/18 @ 104.03 (a)	5.38	4/15/23	1,521
1,147	Sanchez Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/15/18 @ 103.06	6.13	1/15/23	619
901	SB Holdings LLC (Household Products), Callable 7/15/20 @ 102.88	5.75	7/15/25	957

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$4,252	Select Medical Corp. (Health Care Providers & Services), Callable 6/1/16 @ 105.00	6.38	6/1/21	$4,018
1,521	SemGroup Corp. (Oil, Gas & Consumable Fuels), Callable 6/15/16 @ 106.00	7.50	6/15/21	1,221
57	Service Corp. International (Diversified Consumer Services), Callable 5/15/19 @ 102.69	5.38	5/15/24	60
557	Service Corp. International (Diversified Consumer Services)	8.00	11/15/21	652
1,786	Sinclair Television Group, Inc. (Media), Callable 4/1/16 @ 104.00	5.38	4/1/21	1,844
238	Sinclair Television Group, Inc. (Media), Callable 10/1/17 @ 103.00	6.13	10/1/22	249
293	Sinclair Television Group, Inc. (Media), Callable 11/1/16 @ 105.00	6.38	11/1/21	309
1,444	Sirius XM Radio, Inc. (Media), Callable 4/15/20 @ 102.69 (a)	5.38	4/15/25	1,469
1,224	Sirius XM Radio, Inc. (Media), Callable 8/1/16 @ 104.31 (a)	5.75	8/1/21	1,281
700	Sirius XM Radio, Inc. (Media), Callable 7/15/19 @ 103.00 (a)	6.00	7/15/24	735
2,396	SLM Corp. (Consumer Finance)	5.50	1/15/19	2,354
130	Sonic Automotive, Inc. (Specialty Retail), Callable 7/15/17 @ 103.50	7.00	7/15/22	137
2,525	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	1,843
630	Sprint Corp. (Wireless Telecommunication Services), Callable 11/15/24 @ 100.00	7.63	2/15/25	468
1,396	Sprint Nextel Corp. (Wireless Telecommunication Services)	6.00	11/15/22	1,021
590	Sprint Nextel Corp. (Wireless Telecommunication Services)	7.00	8/15/20	469
960	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	960
770	Sprint Nextel Corp. (Wireless Telecommunication Services)	11.50	11/15/21	685
47	Standard Pacific Corp. (Household Durables)	8.38	1/15/21	55
281	Steel Dynamics, Inc. (Metals & Mining), Callable 10/1/17 @ 102.56	5.13	10/1/21	284
461	Steel Dynamics, Inc. (Metals & Mining), Callable 4/15/18 @ 103.00	5.25	4/15/23	462
1,000	Steel Dynamics, Inc. (Metals & Mining), Callable 8/15/17 @ 103.00	6.38	8/15/22	1,030
2,525	Summit Midstream Holdings LLC (Oil, Gas & Consumable Fuels), Callable 7/1/16 @ 105.63	7.50	7/1/21	1,982
900	Targa Resources Partners LP (Oil, Gas & Consumable Fuels), Callable 2/1/17 @ 103.00	6.38	8/1/22	864
504	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 4/15/16 @ 103.94 (a)	5.25	4/15/21	494
1,116	Taylor Morrison Communities, Inc. (Real Estate Management & Development), Callable 1/15/23 @ 100.00 (a)	5.88	4/15/23	1,071
3,123	Tenet Healthcare Corp. (Health Care Providers & Services)	4.50	4/1/21	3,139
267	Tenet Healthcare Corp. (Health Care Providers & Services)	4.75	6/1/20	274
3,531	Tenet Healthcare Corp. (Health Care Providers & Services)	6.00	10/1/20	3,761
1,510	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/1/16 @ 103.00	5.88	10/1/20	1,497
75	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/16 @ 104.59	6.13	10/15/21	75
119	Tesoro Logistics LP/Tesoro Logistics Corp. (Oil, Gas & Consumable Fuels), Callable 10/15/18 @ 103.13 (a)	6.25	10/15/22	118
939	The ADT Corp. (Commercial Services & Supplies) ^	6.25	10/15/21	944
7	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 3/15/19 @ 102.75 (b)	3.64	6/1/19	7
61	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 4/15/20 @ 102.75	5.50	4/15/25	59
4,400	The AES Corp. (Independent Power and Renewable Electricity Producers), Callable 6/1/21 @ 100.00	7.38	7/1/21	4,927
250	The AES Corp. (Independent Power and Renewable Electricity Producers) ^	8.00	6/1/20	284
2,196	The Goodyear Tire & Rubber Co. (Auto Components), Callable 5/6/16 @ 104.88	6.50	3/1/21	2,312
1,550	The Goodyear Tire & Rubber Co. (Auto Components)	8.75	8/15/20	1,817
1,008	The Men’s Wearhouse, Inc. (Specialty Retail), Callable 7/1/17 @ 105.25	7.00	7/1/22	854
1,582	The Ryland Group, Inc. (Household Durables)	5.38	10/1/22	1,617
436	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/15/19 @ 104.50	6.00	4/15/24	441
713	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 9/1/18 @ 103.00	6.00	3/1/23	731
692	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/18 @ 103.00	6.13	1/15/22	714
2,633	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 4/1/17 @ 103.00	6.25	4/1/21	2,765
1,916	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/21 @ 103.00	6.50	1/15/26	1,990

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$600	T-Mobile USA, Inc. (Wireless Telecommunication Services), Callable 1/15/19 @ 103.25	6.50	1/15/24	$624
1,081	Toll Brothers Finance Corp. (Household Durables)	5.88	2/15/22	1,154
1,000	Toll Holdings, Inc. (Household Durables), Callable 1/15/23 @ 100.00	4.38	4/15/23	978
354	TreeHouse Foods, Inc. (Food Products), Callable 3/15/17 @ 103.65	4.88	3/15/22	362
687	TreeHouse Foods, Inc. (Food Products), Callable 2/15/19 @ 104.50 (a)	6.00	2/15/24	728
2,894	Unit Corp. (Energy Equipment & Services), Callable 5/15/16 @ 103.31	6.63	5/15/21	1,454
871	United Airlines Pass Through Trust, Class B (Airlines)	4.63	9/3/22	869
600	United Rentals Inc. (Trading Companies & Distributors), Callable 5/15/19 @ 102.87	5.75	11/15/24	600
418	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 7/15/18 @ 103.47	4.63	7/15/23	415
1,520	United Rentals NA, Inc. (Trading Companies & Distributors), Callable 4/15/17 @ 104.00	7.63	4/15/22	1,619
3,325	Universal Hospital Services, Inc. (Health Care Providers & Services), Callable 5/6/16 @ 105.72	7.63	8/15/20	3,076
5,149	Univision Communications, Inc. (Media), Callable 9/15/17 @ 103.38 (a)	6.75	9/15/22	5,458
5,729	URS Corp. (Construction & Engineering), Callable 1/1/22 @ 100.00	5.00	4/1/22	5,392
285	Valeant Pharmaceuticals (Pharmaceuticals), Callable 0 @ 103.38 (a)	6.75	8/15/21	232
2,223	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 10/15/16 @ 103.00 (a)	6.38	10/15/20	1,845
500	VEREIT, Inc. (Real Estate Investment Trusts), Callable 1/6/19 @ 100.00	3.00	2/6/19	491
2,784	ViaSat, Inc. (Communications Equipment), Callable 6/15/16 @ 103.00	6.88	6/15/20	2,892
414	Vista Outdoor, Inc. (Leisure Products), Callable 10/1/18 @ 104.40 (a)	5.88	10/1/23	434
2,010	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	2,387
1,585	West Corp. (Commercial Services & Supplies), Callable 7/15/17 @ 104.00 (a)	5.38	7/15/22	1,454
664	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 103.69 (a)	7.38	4/1/23	677
2,721	Western Digital Corp. (Technology Hardware, Storage & Peripherals), Callable 4/1/19 @ 107.88 (a)	10.50	4/1/24	2,723
1,781	Whiting Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 12/15/20 @ 100.00	5.75	3/15/21	1,184
600	Windstream Corp. (Diversified Telecommunication Services), Callable 5/6/16 @ 103.88	7.75	10/15/20	516
2,007	ZF North America Capital (Auto Components) (a)	4.50	4/29/22	2,047
1,596	ZF North America Capital (Auto Components) (a)	4.75	4/29/25	1,588

	Total Corporate Bonds			381,001

	Yankee Dollars — 11.12%
1,429	1011778 B.C. ULC / New Red Finance, Inc. (Hotels, Restaurants & Leisure), Callable 10/1/17 @ 102.31 (a)	4.63	1/15/22	1,454
96	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	3.75	5/15/19	96
2,294	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	4.50	5/15/21	2,344
298	AerCap Ireland Capital Ltd. (Trading Companies & Distributors)	5.00	10/1/21	308
1,225	Aircastle Ltd. (Trading Companies & Distributors)	5.50	2/15/22	1,278
1,940	Albea Beauty Holdings SA (Containers & Packaging), Callable 5/6/16 @ 106.28 (a)	8.38	11/1/19	2,042
4,700	Altice Financing SA (Diversified Financial Services), Callable 4/1/16 @ 103.75 (a)	6.63	2/15/23	4,711
100	ArcelorMittal (Metals & Mining)	6.13	6/1/18	101
2,973	ArcelorMittal (Metals & Mining) ^(b)	6.25	8/5/20	2,906
1,506	ArcelorMittal (Metals & Mining) ^	7.25	2/25/22	1,490
1,235	Barry Callebaut Services NV (Diversified Financial Services) (a)	5.50	6/15/23	1,286
130	Bombardier, Inc. (Aerospace & Defense) (a)	6.13	1/15/23	98
840	Bombardier, Inc. (Aerospace & Defense), Callable 3/15/20 @ 103.75 (a)	7.50	3/15/25	639
358	Cascades, Inc. (Containers & Packaging), Callable 7/15/17 @ 104.13	5.50	7/15/22	344
1,800	Cascades, Inc. (Containers & Packaging), Callable 7/15/18 @ 104.31 (a)	5.75	7/15/23	1,699
3,323	Cimpress NV (Internet Software & Services), Callable 4/1/18 @ 105.25 (a)	7.00	4/1/22	3,290
1,758	Cogeco Cable, Inc. (Media), Callable 5/1/16 @ 104.00 (a)	4.88	5/1/20	1,807
125	FMG Resources (August 2006) Pty Ltd. (Metals & Mining), Callable 3/1/18 @ 109.75 (a)	9.75	3/1/22	125
2,596	Gibson Energy, Inc. (Oil, Gas & Consumable Fuels), Callable 7/15/16 @ 105.00 (a)	6.75	7/15/21	2,388
1,413	HudBay Minerals, Inc. (Metals & Mining), Callable 10/1/16 @ 105.00	9.50	10/1/20	1,003
871	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 8/1/18 @ 102.75	5.50	8/1/23	525

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$2,546	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 5/6/16 @ 103.63	7.25	10/15/20	$1,642
2,646	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 5/16/16 @ 101.81	7.25	4/1/19	1,952
2,229	Intelsat Jackson Holdings SA (Diversified Telecommunication Services), Callable 4/1/16 @ 103.75	7.50	4/1/21	1,415
3,440	Intergen NV (Electric Utilities), Callable 6/30/18 @ 103.50 (a)	7.00	6/30/23	2,348
1,126	International Game Technology (Hotels, Restaurants & Leisure), Callable 11/15/19 @ 100.00	5.63	2/15/20	1,168
644	International Game Technology (Hotels, Restaurants & Leisure), Callable 8/15/21 @ 100.00	6.25	2/15/22	655
1,259	Lundin Mining Corp. (Metals & Mining), Callable 11/1/17 @ 103.75 (a)	7.50	11/1/20	1,210
905	Lundin Mining Corp. (Metals & Mining), Callable 11/1/18 @ 103.94 (a)	7.88	11/1/22	860
796	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 4/15/20 @ 102.75 (a)	5.50	4/15/25	702
1,502	Mallinckrodt International Finance SA (Pharmaceuticals), Callable 10/15/18 @ 104.22 (a)	5.63	10/15/23	1,364
1,638	MDC Partners, Inc. (Media), Callable 5/1/19 @ 104.88 (a)	6.50	5/1/24	1,673
4,191	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 7/30/17 @ 103.00 (a)	6.38	1/30/23	2,473
751	MEG Energy Corp. (Oil, Gas & Consumable Fuels), Callable 5/6/16 @ 104.88 (a)	6.50	3/15/21	453
3,573	Navios Maritime Holdings, Inc. (Marine), Callable 1/15/17 @ 106.00 (a)	7.38	1/15/22	1,286
1,547	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/17 @ 102.31 (a)	4.63	11/15/20	1,554
1,093	NCL Corp. Ltd. (Hotels, Restaurants & Leisure), Callable 11/15/16 @ 102.63 (a)	5.25	11/15/19	1,120
1,279	Norbord, Inc. (Paper & Forest Products) (a)	5.38	12/1/20	1,277
176	Norbord, Inc. (Paper & Forest Products) (a)	6.25	4/15/23	172
2,401	NXP BV/NXP Funding LLC (Semiconductors & Semiconductor Equipment) (a)	4.13	6/15/20	2,425
2,137	Precision Drilling Corp. (Energy Equipment & Services), Callable 5/15/19 @ 102.63	5.25	11/15/24	1,512
2,467	Quebecor Media, Inc. (Media)	5.75	1/15/23	2,542
1,672	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	5.25	11/15/22	1,764
1,782	SoftBank Corp. (Wireless Telecommunication Services) (a)	4.50	4/15/20	1,807
2,158	Stena AB (Marine) (a)	7.00	2/1/24	1,788
1,000	Teekay Corp. (Oil, Gas & Consumable Fuels) ^	8.50	1/15/20	690
3,204	The Nielsen Co. (Luxembourg) Sarl (Diversified Financial Services), Callable 10/1/16 @ 104.00 (a)	5.50	10/1/21	3,332
1,660	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 11/1/16 @ 103.00 (a)	6.00	11/1/20	1,195
1,623	Tullow Oil PLC (Oil, Gas & Consumable Fuels), Callable 4/15/17 @ 105.00 (a)	6.25	4/15/22	1,152
2,310	Ultra Petroleum Corp. (Oil, Gas & Consumable Fuels), Callable 5/16/16 @ 102.88 (a)	5.75	12/15/18	162
874	UPCB Finance IV Ltd. (Media) (a)	5.38	1/15/25	888
2,889	UPCB Finance V Ltd. (Media), Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	3,055
922	UPCB Finance VI Ltd. (Media), Callable 1/15/17 @ 103.44 (a)	6.88	1/15/22	975
761	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 3/1/18 @ 102.75 (a)	5.50	3/1/23	595
2,700	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals), Callable 5/6/16 @ 105.06 (a)	6.75	8/15/18	2,451
668	Videotron Ltee (Media)	5.00	7/15/22	693
1,995	VPII Escrow Corp. (Pharmaceuticals), Callable 7/15/16 @ 105.25 (a)	7.50	7/15/21	1,662
1,264	VRX Escrow Corp. (Pharmaceuticals), Callable 4/15/20 @ 103.06 (a)	6.13	4/15/25	973
2,762	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	2,362
566	Weatherford International PLC (Energy Equipment & Services), Callable 1/15/22 @ 100.00	4.50	4/15/22	454

	Total Yankee Dollars			85,735

	Preferred Stock — 0.02%
7,070	GMAC Capital Trust I, Series 2 (Consumer Finance) Callable 5/13/16 @ 25.00			173

	Total Preferred Stock			173

	Time Deposit — 2.22%
$17,099	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/16	17,099

	Total Time Deposit			17,099

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Mutual Funds — 18.03%
63,789	BlackRock Corporate High Yield Fund, Inc.			$636
1,382,677	BlackRock Debt Strategies Fund, Inc.			4,798
216,813	BlackRock Multi-Sector Income Trust			3,428
684,714	Credit Suisse Asset Management Income Fund, Inc.			1,965
282,052	Deutsche High Income Opportunities Fund, Inc.			3,760
226,810	Deutsche High Income Trust			1,923
2,983,235	Federated Treasury Obligations Fund, Institutional Shares ^^(e)	0.17		2,983
306,898	First Trust High Income Long/Short Fund			4,487
535,779	iShares Iboxx $ High Yield Corporate Bond Fund			43,768
194,526	Ivy High Income Opportunity Fund			2,476
267,646	MFS Intermediate High Income Fund			626
390,589	Neuberger Berman High Yield Strategies Fund, Inc.			4,144
541,547	New America High Income Fund, Inc.			4,370
154,447	PIMCO Dymanic Credit Income Fund			2,694
48,487,135	SSgA Treasury Money Market Fund (e)	0.00		48,487
867,119	SSgA U.S. Government Money Market Fund (e)	0.00		867
426,698	SSgA U.S. Treasury Money Market Fund (e)	0.00		427
423,909	Wells Fargo Advantage Income Opportunities Fund			3,209
500,000	Western Asset High Income Opportunity Fund, Inc.			2,345
381,408	Western Asset Managed High Income Fund, Inc.			1,690

	Total Mutual Funds			139,083

	Repurchase Agreement — 0.85%
$6,546	Jefferies LLC (Purchased on 3/31/16, proceeds at maturity $6,546,351 collateralized by U.S. Treasury Obligations, 0.17% – 2.72%, 5/19/16 – 11/15/45 fair value $6,677,201) ^^	0.42		6,546

	Total Repurchase Agreement			6,546

	Total Investments (cost $810,988) — 100.34%			773,954
	Liabilities in excess of other assets — (0.34)%			(2,653)

	Net Assets — 100.00%			$771,301

^	All or part of this security was on loan as of March 31, 2016. The total value of securities on loan as of March 31, 2016, was $9,196 (amount in thousands).

^^	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before March 31, 2016.

(a)

Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.

(b)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2016.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2016.

(d)	A perpetual bond is one with no maturity date that pays a fixed interest rate until the bond insurance is terminated.

(e)	The rate disclosed is the rate in effect on March 31, 2016.

(f)	The original loan commitment represents $2,300,000. The unfunded commitment represents $1,296,750 as of March 31, 2016.

ULC — Unlimited Liability Co.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Fixed Income Opportunity Portfolio	City of London Investment Management Company	Fort Washington Investment Advisors, Inc.	Parametric Portfolio Associates, LLC	Western Asset Management Company	HC Capital Solutions	Total
Asset Backed Security	—	—	—	0.68%	—	0.68%
Bank Loan Obligations	—	0.30%	—	—	—	0.30%
Collateralized Mortgage Obligations	—	—	—	17.73%	—	17.73%
Corporate Bonds	—	48.82%	—	0.57%	—	49.39%
Yankee Dollars	—	11.12%	—	—	—	11.12%
Preferred Stock	—	0.02%	—	—	—	0.02%
Time Deposits	—	2.22%	—	—	—	2.22%
Mutual Funds	5.63%	0.38%	8.96%	1.41%	1.65%	18.03%
Repurchase Agreement	—	0.85%	—		—	0.85%
Other Assets (Liablities)	-0.02%	-0.54%	0.06%	0.16%	—	-0.34%

Total Net Assets	5.61%	63.17%	9.02%	20.55%	1.65%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following tables reflect the open derivative positions held by the Portfolio as of March 31, 2016.

Long (Short) Futures

Number of Contracts	Futures Contracts Positions^	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(374)	10-Year U.S. Treasury Note Future	$(48,766)	6/21/16	$28
(29)	5-Year U.S. Treasury Note Future	(3,514)	6/30/16	(1)
192	5-Year U.S. Treasury Note Future	22,964	6/30/16	298
(37)	Euro FX Currency Future	(5,278)	6/13/16	(174)
(26)	Euro-Bund Future	(4,831)	6/8/16	(3)

	Net Unrealized Appreciation/(Depreciation)			$148

^	Cash has been pledged as collateral for Futures Contracts held by the Portfolio.

Forward Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value on 3/31/16 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
2,761,118	Euro	Citibank	4/12/16	$3,004	$3,142	$(138)

	Total Currencies Sold			$3,004	$3,142	$(138)

	Net Unrealized Appreciation/(Depreciation)					$(138)

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities — 5.52%
$200	Fannie Mae	0.88	5/21/18	$200
300	Fannie Mae	0.88	8/28/17	301
100	Fannie Mae, Callable 6/27/16 @ 100.00	0.88	12/27/17	100
350	Fannie Mae	0.88	12/20/17	351
300	Fannie Mae, Series 1, Callable 4/30/16 @ 100.00	1.00	4/30/18	300
300	Fannie Mae, Callable 6/28/16 @ 100.00	1.00	12/28/17	300
50	Fannie Mae, Callable 5/15/16 @ 100.00	1.00	2/15/18	50
125	Fannie Mae, Callable 7/28/16 @ 100.00	1.07	7/28/17	125
500	Fannie Mae, Callable 4/30/16 @ 100.00	1.13	4/30/18	499
75	Fannie Mae, Callable 6/28/16 @ 100.00	1.13	3/28/18	75
250	Fannie Mae, Callable 5/28/16 @ 100.00	1.15	2/28/18	250
430	Fannie Mae (a)	1.46	10/9/19	409
150	Fannie Mae, Callable 4/29/16 @ 100.00	1.55	10/29/19	150
300	Fannie Mae	1.63	11/27/18	306
200	Fannie Mae	1.75	11/26/19	205
350	Fannie Mae	1.88	9/18/18	359
250	Fannie Mae	2.63	9/6/24	264
200	Fannie Mae, Callable 6/1/16 @ 100.00	3.00	3/1/28	200
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	150
85	Fannie Mae	6.21	8/6/38	129
95	Fannie Mae	6.25	5/15/29	136
160	Fannie Mae	6.63	11/15/30	238
180	Fannie Mae	7.25	5/15/30	279
150	Federal Farm Credit Bank, Callable 4/20/16 @ 100.00	0.54	11/7/16	150
250	Federal Farm Credit Bank	1.13	12/18/17	252
200	Federal Home Loan Bank, Series 1	0.88	5/24/17	200
500	Federal Home Loan Bank, Series 1	1.00	6/21/17	501
200	Federal Home Loan Bank	1.25	6/8/18	202
300	Federal Home Loan Bank	1.63	6/14/19	306
200	Federal Home Loan Bank	1.75	12/14/18	205
300	Federal Home Loan Bank	2.00	9/14/18	308
300	Federal Home Loan Bank	2.13	3/10/23	308
160	Federal Home Loan Bank	2.88	9/11/20	171
250	Federal Home Loan Bank, Series 1069	5.00	11/17/17	267
180	Federal Home Loan Bank	5.25	12/11/20	212
65	Federal Home Loan Bank	5.50	7/15/36	90
175	Financing Corp., Series E	9.65	11/2/18	214
300	Freddie Mac	0.88	3/7/18	300
600	Freddie Mac	1.00	7/28/17	601
230	Freddie Mac	1.00	9/29/17	231
125	Freddie Mac, Callable 4/30/16 @ 100.00	1.02	4/30/18	125
245	Freddie Mac, Callable 6/12/16 @ 100.00	1.20	6/12/18	245
200	Freddie Mac	1.25	8/1/19	202
100	Freddie Mac	1.25	10/2/19	100
200	Freddie Mac	1.38	5/1/20	202
250	Freddie Mac	1.40	8/22/19	253
50	Freddie Mac	1.75	5/30/19	51
450	Freddie Mac	2.38	1/13/22	472
200	Freddie Mac	4.88	6/13/18	218
250	Freddie Mac	6.25	7/15/32	366
80	Freddie Mac	6.75	3/15/31	121
110	Tennessee Valley Authority	4.70	7/15/33	130
85	Tennessee Valley Authority	5.25	9/15/39	109
100	Tennessee Valley Authority	5.50	7/18/17	106
190	Tennessee Valley Authority	6.15	1/15/38	270

	Total U.S. Government Agency Securities			12,864

	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Diversified Financial Services)	4.38	3/15/19	273

	Total Corporate Bond			273

	U.S. Treasury Obligations — 78.98%
600	U.S. Treasury Bond	1.00	8/31/19	601
685	U.S. Treasury Bond	2.50	2/15/46	668
1,215	U.S. Treasury Bond	2.50	2/15/45	1,185
671	U.S. Treasury Bond	2.75	11/15/42	692

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$837	U.S. Treasury Bond	2.75	8/15/42	$865
1,116	U.S. Treasury Bond	2.88	5/15/43	1,176
880	U.S. Treasury Bond	2.88	8/15/45	926
439	U.S. Treasury Bond	3.00	5/15/42	477
1,260	U.S. Treasury Bond	3.00	5/15/45	1,359
1,015	U.S. Treasury Bond	3.00	11/15/44	1,096
820	U.S. Treasury Bond	3.00	11/15/45	886
700	U.S. Treasury Bond	3.13	5/15/21	765
1,510	U.S. Treasury Bond	3.13	8/15/44	1,671
616	U.S. Treasury Bond	3.13	11/15/41	686
647	U.S. Treasury Bond	3.13	2/15/43	717
425	U.S. Treasury Bond	3.13	2/15/42	473
1,155	U.S. Treasury Bond	3.38	5/15/44	1,339
400	U.S. Treasury Bond	3.50	2/15/39	476
900	U.S. Treasury Bond	3.63	8/15/43	1,094
1,280	U.S. Treasury Bond	3.63	2/15/44	1,553
1,245	U.S. Treasury Bond	3.75	11/15/43	1,547
630	U.S. Treasury Bond	3.75	8/15/41	777
185	U.S. Treasury Bond	3.88	8/15/40	232
690	U.S. Treasury Bond	4.25	11/15/40	914
25	U.S. Treasury Bond	4.38	2/15/38	34
546	U.S. Treasury Bond	4.38	5/15/41	738
363	U.S. Treasury Bond	4.38	5/15/40	489
400	U.S. Treasury Bond	4.50	8/15/39	548
390	U.S. Treasury Bond	4.50	2/15/36	535
350	U.S. Treasury Bond	4.50	5/15/38	481
673	U.S. Treasury Bond	4.63	2/15/40	938
325	U.S. Treasury Bond	4.75	2/15/41	462
230	U.S. Treasury Bond	5.25	2/15/29	316
282	U.S. Treasury Bond	5.25	11/15/28	386
159	U.S. Treasury Bond	5.38	2/15/31	228
85	U.S. Treasury Bond	6.00	2/15/26	118
150	U.S. Treasury Bond	6.13	8/15/29	223
235	U.S. Treasury Bond	6.13	11/15/27	339
122	U.S. Treasury Bond	6.25	8/15/23	162
160	U.S. Treasury Bond	6.25	5/15/30	244
100	U.S. Treasury Bond	6.38	8/15/27	146
368	U.S. Treasury Bond	6.50	11/15/26	534
200	U.S. Treasury Bond	6.75	8/15/26	294
300	U.S. Treasury Bond	7.25	8/15/22	406
7	U.S. Treasury Bond	7.88	2/15/21	9
400	U.S. Treasury Bond	8.00	11/15/21	544
110	U.S. Treasury Bond	8.13	8/15/21	149
350	U.S. Treasury Bond	8.13	8/15/19	433
400	U.S. Treasury Bond	8.75	8/15/20	529
1,000	U.S. Treasury Note	0.50	7/31/17	998
1,825	U.S. Treasury Note	0.63	8/31/17	1,823
780	U.S. Treasury Note	0.63	11/30/17	779
1,930	U.S. Treasury Note	0.63	9/30/17	1,928
1,250	U.S. Treasury Note	0.63	5/31/17	1,249
905	U.S. Treasury Note	0.63	7/31/17	904
850	U.S. Treasury Note	0.63	4/30/18	848
930	U.S. Treasury Note	0.63	6/30/17	929
1,530	U.S. Treasury Note	0.75	10/31/17	1,531
1,650	U.S. Treasury Note	0.75	2/28/18	1,651
735	U.S. Treasury Note	0.75	1/31/18	735
513	U.S. Treasury Note	0.75	3/31/18	513
755	U.S. Treasury Note	0.75	4/15/18	755
645	U.S. Treasury Note	0.75	2/15/19	643
986	U.S. Treasury Note	0.75	12/31/17	986
200	U.S. Treasury Note	0.75	6/30/17	200
740	U.S. Treasury Note	0.88	1/15/18	742
765	U.S. Treasury Note	0.88	11/30/17	767
705	U.S. Treasury Note	0.88	10/15/18	706
305	U.S. Treasury Note	0.88	10/15/17	306
449	U.S. Treasury Note	0.88	1/31/18	450

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$380	U.S. Treasury Note	0.88	7/31/19	$379
895	U.S. Treasury Note	0.88	7/15/17	897
940	U.S. Treasury Note	0.88	5/15/17	942
830	U.S. Treasury Note	0.88	6/15/17	832
680	U.S. Treasury Note	0.88	4/15/17	682
535	U.S. Treasury Note	0.88	7/15/18	536
700	U.S. Treasury Note	0.88	3/31/18	702
475	U.S. Treasury Note	0.88	11/15/17	476
1,092	U.S. Treasury Note	0.88	4/30/17	1,095
495	U.S. Treasury Note	0.88	8/15/17	496
740	U.S. Treasury Note	1.00	12/31/17	744
705	U.S. Treasury Note	1.00	9/15/18	708
755	U.S. Treasury Note	1.00	3/15/18	759
800	U.S. Treasury Note	1.00	5/15/18	804
200	U.S. Treasury Note	1.00	8/15/18	201
416	U.S. Treasury Note	1.00	9/30/19	416
515	U.S. Treasury Note	1.00	11/30/19	515
710	U.S. Treasury Note	1.00	9/15/17	713
860	U.S. Treasury Note	1.00	12/15/17	864
750	U.S. Treasury Note	1.00	5/31/18	754
435	U.S. Treasury Note	1.00	2/15/18	437
645	U.S. Treasury Note	1.00	3/15/19	648
605	U.S. Treasury Note	1.13	6/15/18	610
680	U.S. Treasury Note	1.13	1/15/19	685
550	U.S. Treasury Note	1.13	3/31/20	551
910	U.S. Treasury Note	1.13	2/28/21	907
700	U.S. Treasury Note	1.13	4/30/20	701
600	U.S. Treasury Note	1.13	5/31/19	604
675	U.S. Treasury Note	1.13	12/31/19	677
292	U.S. Treasury Note	1.25	2/29/20	294
835	U.S. Treasury Note	1.25	1/31/19	844
685	U.S. Treasury Note	1.25	12/15/18	693
750	U.S. Treasury Note	1.25	11/30/18	758
705	U.S. Treasury Note	1.25	11/15/18	713
1,195	U.S. Treasury Note	1.25	10/31/18	1,208
1,075	U.S. Treasury Note	1.25	1/31/20	1,083
300	U.S. Treasury Note	1.25	4/30/19	303
915	U.S. Treasury Note	1.25	3/31/21	916
475	U.S. Treasury Note	1.25	10/31/19	479
925	U.S. Treasury Note	1.38	10/31/20	933
585	U.S. Treasury Note	1.38	11/30/18	594
340	U.S. Treasury Note	1.38	7/31/18	345
500	U.S. Treasury Note	1.38	1/31/20	506
900	U.S. Treasury Note	1.38	2/29/20	910
825	U.S. Treasury Note	1.38	5/31/20	834
657	U.S. Treasury Note	1.38	6/30/18	666
1,105	U.S. Treasury Note	1.38	3/31/20	1,117
668	U.S. Treasury Note	1.38	2/28/19	678
1,100	U.S. Treasury Note	1.38	9/30/18	1,116
1,055	U.S. Treasury Note	1.38	8/31/20	1,065
340	U.S. Treasury Note	1.38	4/30/20	344
515	U.S. Treasury Note	1.38	1/31/21	519
850	U.S. Treasury Note	1.38	9/30/20	857
493	U.S. Treasury Note	1.38	12/31/18	500
300	U.S. Treasury Note	1.50	3/31/19	306
1,135	U.S. Treasury Note	1.50	5/31/19	1,155
750	U.S. Treasury Note	1.50	10/31/19	763
1,210	U.S. Treasury Note	1.50	11/30/19	1,231
1,176	U.S. Treasury Note	1.50	2/28/19	1,197
275	U.S. Treasury Note	1.50	1/31/22	276
695	U.S. Treasury Note	1.50	5/31/20	706
533	U.S. Treasury Note	1.50	1/31/19	543
790	U.S. Treasury Note	1.50	12/31/18	804
750	U.S. Treasury Note	1.50	2/28/23	748
1,100	U.S. Treasury Note	1.50	8/31/18	1,119
360	U.S. Treasury Note	1.63	8/31/19	368

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,205	U.S. Treasury Note	1.63	12/31/19	$1,231
755	U.S. Treasury Note	1.63	3/31/23	753
230	U.S. Treasury Note	1.63	4/30/19	235
757	U.S. Treasury Note	1.63	11/15/22	763
570	U.S. Treasury Note	1.63	8/15/22	575
1,250	U.S. Treasury Note	1.63	6/30/20	1,275
870	U.S. Treasury Note	1.63	7/31/20	887
1,025	U.S. Treasury Note	1.63	11/30/20	1,046
1,065	U.S. Treasury Note	1.63	2/15/26	1,050
1,160	U.S. Treasury Note	1.63	6/30/19	1,186
1,160	U.S. Treasury Note	1.63	7/31/19	1,186
720	U.S. Treasury Note	1.63	3/31/19	736
1,148	U.S. Treasury Note	1.75	5/15/23	1,164
1,000	U.S. Treasury Note	1.75	12/31/20	1,025
850	U.S. Treasury Note	1.75	9/30/22	863
640	U.S. Treasury Note	1.75	10/31/18	655
780	U.S. Treasury Note	1.75	9/30/19	800
1,200	U.S. Treasury Note	1.75	5/15/22	1,220
910	U.S. Treasury Note	1.75	4/30/22	926
660	U.S. Treasury Note	1.75	3/31/22	672
600	U.S. Treasury Note	1.75	1/31/23	608
815	U.S. Treasury Note	1.75	10/31/20	835
950	U.S. Treasury Note	1.75	2/28/22	968
550	U.S. Treasury Note	1.88	10/31/17	560
800	U.S. Treasury Note	1.88	11/30/21	822
420	U.S. Treasury Note	1.88	6/30/20	433
875	U.S. Treasury Note	1.88	8/31/22	896
965	U.S. Treasury Note	1.88	5/31/22	989
816	U.S. Treasury Note	1.88	9/30/17	830
600	U.S. Treasury Note	1.88	8/31/17	610
850	U.S. Treasury Note	1.88	10/31/22	870
1,925	U.S. Treasury Note	2.00	2/15/25	1,967
980	U.S. Treasury Note	2.00	10/31/21	1,013
500	U.S. Treasury Note	2.00	8/31/21	518
910	U.S. Treasury Note	2.00	7/31/20	943
400	U.S. Treasury Note	2.00	5/31/21	415
1,680	U.S. Treasury Note	2.00	8/15/25	1,713
1,110	U.S. Treasury Note	2.00	11/15/21	1,148
1,538	U.S. Treasury Note	2.00	2/15/23	1,585
850	U.S. Treasury Note	2.00	11/30/22	876
800	U.S. Treasury Note	2.00	9/30/20	830
1,010	U.S. Treasury Note	2.00	7/31/22	1,042
550	U.S. Treasury Note	2.00	11/30/20	570
700	U.S. Treasury Note	2.00	2/28/21	726
438	U.S. Treasury Note	2.00	2/15/22	453
830	U.S. Treasury Note	2.13	12/31/22	862
1,095	U.S. Treasury Note	2.13	8/15/21	1,141
445	U.S. Treasury Note	2.13	6/30/22	462
750	U.S. Treasury Note	2.13	1/31/21	782
1,000	U.S. Treasury Note	2.13	12/31/21	1,040
1,660	U.S. Treasury Note	2.13	5/15/25	1,712
1,260	U.S. Treasury Note	2.13	6/30/21	1,314
600	U.S. Treasury Note	2.13	8/31/20	625
785	U.S. Treasury Note	2.13	9/30/21	817
500	U.S. Treasury Note	2.25	3/31/21	524
785	U.S. Treasury Note	2.25	7/31/21	824
374	U.S. Treasury Note	2.25	11/30/17	383
500	U.S. Treasury Note	2.25	7/31/18	517
1,955	U.S. Treasury Note	2.25	11/15/24	2,039
700	U.S. Treasury Note	2.25	4/30/21	734
1,625	U.S. Treasury Note	2.25	11/15/25	1,692
1,170	U.S. Treasury Note	2.38	7/31/17	1,196
2,020	U.S. Treasury Note	2.38	8/15/24	2,129
450	U.S. Treasury Note	2.38	6/30/18	466
700	U.S. Treasury Note	2.38	12/31/20	738
200	U.S. Treasury Note	2.38	5/31/18	207

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Government Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$750	U.S. Treasury Note	2.50	6/30/17	$767
1,290	U.S. Treasury Note	2.50	8/15/23	1,375
1,890	U.S. Treasury Note	2.50	5/15/24	2,010
1,353	U.S. Treasury Note	2.63	11/15/20	1,440
1,277	U.S. Treasury Note	2.63	8/15/20	1,357
406	U.S. Treasury Note	2.63	1/31/18	420
550	U.S. Treasury Note	2.63	4/30/18	571
648	U.S. Treasury Note	2.75	12/31/17	671
300	U.S. Treasury Note	2.75	2/28/18	311
1,415	U.S. Treasury Note	2.75	2/15/24	1,533
800	U.S. Treasury Note	2.75	5/31/17	819
1,217	U.S. Treasury Note	2.75	11/15/23	1,319
529	U.S. Treasury Note	2.75	2/15/19	558
400	U.S. Treasury Note	2.88	3/31/18	417
730	U.S. Treasury Note	3.13	5/15/19	780
482	U.S. Treasury Note	3.13	4/30/17	495
1,082	U.S. Treasury Note	3.38	11/15/19	1,174
825	U.S. Treasury Note	3.50	5/15/20	904
799	U.S. Treasury Note	3.50	2/15/18	840
1,152	U.S. Treasury Note	3.63	2/15/21	1,283
800	U.S. Treasury Note	3.63	8/15/19	871
1,260	U.S. Treasury Note	3.63	2/15/20	1,383
1,000	U.S. Treasury Note	3.75	11/15/18	1,077
300	U.S. Treasury Note	4.00	8/15/18	323
400	U.S. Treasury Note	4.25	5/15/39	530
500	U.S. Treasury Note	4.25	11/15/17	528
648	U.S. Treasury Note	4.50	5/15/17	675
800	U.S. Treasury Note	4.75	8/15/17	844
313	U.S. Treasury Note	5.50	8/15/28	435

	Total U.S. Treasury Obligations			184,111

	Yankee Dollar — 0.06%
115	AID-Israel (Sovereign Bonds)	5.50	9/18/23	142

	Total Yankee Dollar			142

	Time Deposit — 0.09%
199	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/16	199

	Total Time Deposit			199

	Mutual Fund — 14.96%
34,865,331	SSgA Treasury Money Market Fund (b)	0.00		34,865

	Total Mutual Fund			34,865

	Total Investments (cost $225,723) — 99.73%			232,454
	Other assets in excess of liabilities — 0.27%			641

	Net Assets — 100.00%			$233,095

(a)	Zero Coupon Security. Effective rate shown is as of March 31, 2016.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Government Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Government Agency Securities	5.52%	—	5.52%
Corporate Bond	0.12%	—	0.12%
U.S. Treasury Obligations	78.98%	—	78.98%
Yankee Dollar	0.06%	—	0.06%
Time Deposit	0.09%	—	0.09%
Mutual Fund	—	14.96%	14.96%
Other Assets (Liabilities)	0.28%	-0.01%	0.27%

Total Net Assets	85.05%	14.95%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Inflation Protected Securities Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 94.63%
$6,179	U.S. Treasury Inflation Index Bond	0.63	2/15/43	$5,802
8,372	U.S. Treasury Inflation Index Bond	0.75	2/15/42	8,128
10,377	U.S. Treasury Inflation Index Bond	0.75	2/15/45	10,044
3,145	U.S. Treasury Inflation Index Bond	1.00	2/15/46	3,282
9,358	U.S. Treasury Inflation Index Bond	1.38	2/15/44	10,482
7,042	U.S. Treasury Inflation Index Bond	1.75	1/15/28	8,167
8,807	U.S. Treasury Inflation Index Bond	2.00	1/15/26	10,314
4,760	U.S. Treasury Inflation Index Bond	2.13	2/15/41	6,130
3,741	U.S. Treasury Inflation Index Bond	2.13	2/15/40	4,780
12,092	U.S. Treasury Inflation Index Bond	2.38	1/15/25	14,403
7,090	U.S. Treasury Inflation Index Bond	2.38	1/15/27	8,662
6,848	U.S. Treasury Inflation Index Bond	2.50	1/15/29	8,603
2,758	U.S. Treasury Inflation Index Bond	3.38	4/15/32	3,993
5,973	U.S. Treasury Inflation Index Bond	3.63	4/15/28	8,227
7,269	U.S. Treasury Inflation Index Bond	3.88	4/15/29	10,408
18,897	U.S. Treasury Inflation Index Note	0.13	1/15/23	19,058
18,376	U.S. Treasury Inflation Index Note	0.13	7/15/24	18,444
22,868	U.S. Treasury Inflation Index Note	0.13	4/15/18	23,275
22,699	U.S. Treasury Inflation Index Note	0.13	4/15/20	23,179
22,680	U.S. Treasury Inflation Index Note	0.13	4/15/19	23,171
18,786	U.S. Treasury Inflation Index Note	0.13	7/15/22	19,118
20,605	U.S. Treasury Inflation Index Note	0.13	4/15/17	20,842
18,234	U.S. Treasury Inflation Index Note	0.13	1/15/22	18,509
18,397	U.S. Treasury Inflation Index Note	0.25	1/15/25	18,558
18,743	U.S. Treasury Inflation Index Note	0.38	7/15/23	19,312
18,374	U.S. Treasury Inflation Index Note	0.38	7/15/25	18,779
18,698	U.S. Treasury Inflation Index Note	0.63	1/15/24	19,473
11,646	U.S. Treasury Inflation Index Note	0.63	1/15/26	12,179
16,522	U.S. Treasury Inflation Index Note	0.63	7/15/21	17,346
15,565	U.S. Treasury Inflation Index Note	1.13	1/15/21	16,638
13,609	U.S. Treasury Inflation Index Note	1.25	7/15/20	14,631
8,852	U.S. Treasury Inflation Index Note	1.38	1/15/20	9,478
6,909	U.S. Treasury Inflation Index Note	1.38	7/15/18	7,291
7,000	U.S. Treasury Inflation Index Note	1.63	1/15/18	7,320
7,303	U.S. Treasury Inflation Index Note	1.88	7/15/19	7,940
6,428	U.S. Treasury Inflation Index Note	2.13	1/15/19	6,940
6,625	U.S. Treasury Inflation Index Note	2.63	7/15/17	6,977

	Total U.S. Treasury Obligations			469,883

	Mutual Fund — 5.22%
25,945,411	SSgA Treasury Money Market Fund (a)	0.00		25,945

	Total Mutual Fund			25,945

	Total Investments (cost $482,374) — 99.85%			495,828
	Other assets in excess of liabilities — 0.15%			757

	Net Assets — 100.00%			$496,585

(a)	The rate disclosed is the rate in effect on March 31, 2016.

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Inflation Protected Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
U.S. Treasury Obligations	94.63%	—	94.63%
Mutual Fund	—	5.22%	5.22%
Other Assets (Liabilities)	0.15%	0.00%	0.15%

Total Net Assets	94.78%	5.22%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 79.96%
$3,655	AbbVie, Inc. (Biotechnology)	1.75	11/6/17	$3,672
644	AbbVie, Inc. (Biotechnology)	4.40	11/6/42	651
425	Air Products & Chemicals, Inc. (Chemicals)	2.75	2/3/23	429
1,825	American Express Co. (Consumer Finance)	1.55	5/22/18	1,819
3,130	American Express Co. (Consumer Finance)	7.00	3/19/18	3,435
150	Ameriprise Financial, Inc. (Capital Markets)	3.70	10/15/24	155
2,410	Ameriprise Financial, Inc. (Capital Markets)	4.00	10/15/23	2,549
1,740	Amgen, Inc. (Biotechnology)	2.13	5/15/17	1,758
1,200	Amgen, Inc. (Biotechnology), Callable 5/15/41 @ 100.00	5.15	11/15/41	1,325
1,580	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 9/15/25 @ 100.00	3.90	12/15/25	1,707
315	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment), Callable 6/15/45 @ 100.00	5.30	12/15/45	354
1,327	Anheuser-Busch InBev NV (Beverages)	2.50	7/15/22	1,339
1,705	Anheuser-Busch InBev NV (Beverages), Callable 12/1/22 @ 100.00	3.30	2/1/23	1,773
810	Anheuser-Busch InBev NV (Beverages), Callable 8/1/35 @ 100.00	4.70	2/1/36	876
1,670	Anthem, Inc. (Health Care Providers & Services), Callable 5/15/21 @ 100.00	3.70	8/15/21	1,755
625	Anthem, Inc. (Health Care Providers & Services)	4.63	5/15/42	623
965	Archer-Daniels-Midland Co. (Food Products)	4.02	4/16/43	969
1,725	AT&T, Inc. (Diversified Telecommunication Services)	5.35	9/1/40	1,809
2,175	AT&T, Inc. (Diversified Telecommunication Services)	5.50	2/1/18	2,332
495	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	531
155	Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00	4.13	10/15/44	159
2,066	Bank of America Corp. (Banks)	2.60	1/15/19	2,101
4,745	Bank of America Corp., MTN (Banks)	3.30	1/11/23	4,786
1,400	Bank of America Corp., Series L, MTN (Banks)	5.65	5/1/18	1,503
1,033	Bank One Corp. (Banks)	8.00	4/29/27	1,347
1,210	Bear Stearns Co. LLC (Banks)	6.40	10/2/17	1,295
620	Berkshire Hathaway, Inc. (Diversified Financial Services)	4.40	5/15/42	671
885	Berkshire Hathaway, Inc. (Diversified Financial Services)	5.15	4/1/17	920
935	Bunge Limited Finance Co. (Food Products)	8.50	6/15/19	1,087
5,025	Capital One Bank USA, Series BKNT (Banks), Callable 1/13/19 @ 100.00	2.25	2/13/19	5,014
1,270	Capital One Financial Corp. (Consumer Finance)	6.75	9/15/17	1,353
310	Caterpillar Financial Services Corp., MTN (Consumer Finance)	7.05	10/1/18	352
645	Caterpillar, Inc. (Machinery)	5.20	5/27/41	745
1,610	Chevron Corp. (Oil, Gas & Consumable Fuels), Callable 10/17/20 @ 100.00	2.42	11/17/20	1,655
1,735	Chubb Ltd. (Insurance), Callable 10/3/20 @ 100.00	2.30	11/3/20	1,764
845	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	1,053
3,955	Citigroup, Inc. (Banks)	2.55	4/8/19	4,015
1,160	Citigroup, Inc. (Banks)	2.65	10/26/20	1,171
1,115	Citigroup, Inc. (Banks)	3.88	10/25/23	1,168
277	Citigroup, Inc. (Banks)	4.95	11/7/43	299
1,565	Coca-Cola Enterprises, Inc. (Beverages)	3.50	9/15/20	1,657
555	Comcast Corp. (Media)	2.85	1/15/23	577
2,390	Comcast Corp. (Media), Callable 2/15/35 @ 100.00	4.40	8/15/35	2,590
325	Comcast Corp. (Media)	6.45	3/15/37	431
1,850	ConocoPhillips (Oil, Gas & Consumable Fuels)	6.50	2/1/39	2,048
95	Consolidated Edison Co. of New York, Inc., Series 08-B (Multi-Utilities)	6.75	4/1/38	131
1,700	CSX Corp. (Road & Rail)	6.22	4/30/40	2,095
823	CVS Health Corp. (Food & Staples Retailing), Callable 2/15/21 @ 100.00	4.13	5/15/21	901
1,540	CVS Health Corp. (Food & Staples Retailing), Callable 1/20/35 @ 100.00	4.88	7/20/35	1,717
1,984	Delphi Corp. (Auto Components), Callable 12/15/23 @ 100.00	4.15	3/15/24	2,041
83	Delphi Corp. (Auto Components), Callable 2/15/18 @ 103.00	5.00	2/15/23	87
2,175	Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00	5.60	7/15/41	1,704
2,480	Dominion Resources, Inc. (Multi-Utilities)	5.20	8/15/19	2,716
800	Dominion Resources, Inc. (Multi-Utilities)	6.40	6/15/18	870
963	Duke Energy Carolinas LLC (Electric Utilities)	5.30	2/15/40	1,186
310	Duke Energy Corp. (Electric Utilities), Callable 1/15/24 @ 100.00	3.75	4/15/24	324
1,705	Eaton Corp. (Electrical Equipment)	2.75	11/2/22	1,706
620	Eaton Corp. (Electrical Equipment)	4.15	11/2/42	623
1,475	Eaton Corp. (Electrical Equipment)	5.60	5/15/18	1,595
1,100	Ecolab, Inc. (Chemicals)	4.35	12/8/21	1,215
161	Ecolab, Inc. (Chemicals)	5.50	12/8/41	185

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,192	Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable 9/15/43 @ 100.00	4.85	3/15/44	$2,057
2,750	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 9/15/19 @ 100.00	2.55	10/15/19	2,748
120	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels), Callable 12/15/45 @ 100.00	4.90	5/15/46	115
685	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	6.75	8/1/37	964
710	FedEx Corp. (Air Freight & Logistics)	4.90	1/15/34	767
1,470	Fiserv, Inc. (IT Services), Callable 5/1/20 @ 100.00	2.70	6/1/20	1,496
3,880	General Motors Co. (Automobiles)	3.50	10/2/18	3,972
1,050	Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00	4.50	2/1/45	1,113
1,000	GlaxoSmithKline PLC (Pharmaceuticals)	6.38	5/15/38	1,352
2,335	Goldman Sachs Group, Inc. (Capital Markets)	4.00	3/3/24	2,449
3,910	Goldman Sachs Group, Inc. (Capital Markets)	6.15	4/1/18	4,231
2,275	International Business Machines Corp. (IT Services)	3.63	2/12/24	2,444
283	International Business Machines Corp. (IT Services)	4.00	6/20/42	288
1,200	International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00	6.00	11/15/41	1,304
895	Johnson & Johnson (Pharmaceuticals), Callable 6/5/33 @ 100.00	4.38	12/5/33	1,020
305	Johnson & Johnson (Pharmaceuticals)	4.85	5/15/41	371
1,275	JPMorgan Chase & Co. (Banks)	3.88	2/1/24	1,359
4,705	JPMorgan Chase & Co. (Banks)	4.25	10/15/20	5,096
310	JPMorgan Chase & Co. (Banks)	4.35	8/15/21	339
595	Lincoln National Corp. (Insurance)	7.00	6/15/40	726
880	Lockheed Martin Corp. (Aerospace & Defense), Callable 12/1/24 @ 100.00	2.90	3/1/25	894
960	Lockheed Martin Corp. (Aerospace & Defense), Callable 9/1/34 @ 100.00	3.60	3/1/35	934
2,250	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 1/1/23 @ 100.00	2.75	4/1/23	2,310
350	Medtronic, Inc. (Health Care Equipment & Supplies), Callable 9/15/43 @ 100.00	4.63	3/15/44	391
310	MetLife, Inc. (Insurance)	4.05	3/1/45	293
1,473	MetLife, Inc. (Insurance)	7.72	2/15/19	1,710
1,600	Microsoft Corp. (Software), Callable 5/3/35 @ 100.00	4.20	11/3/35	1,715
1,795	MidAmerican Energy Holdings Co. (Multi-Utilities)	6.13	4/1/36	2,223
3,870	National Rural Utilities Cooperative Finance Corp. (Diversified Financial Services), Callable 8/15/23 @ 100.00	3.40	11/15/23	4,035
3,465	Nucor Corp. (Metals & Mining), Callable 5/1/23 @ 100.00	4.00	8/1/23	3,612
375	Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00	5.20	8/1/43	382
655	Oklahoma Gas & Electric Co. (Electric Utilities), Callable 11/15/40 @ 100.00	5.25	5/15/41	771
1,705	Oracle Corp. (Software)	6.50	4/15/38	2,272
2,635	Philip Morris International, Inc. (Tobacco)	2.90	11/15/21	2,787
250	PNC Bank NA (Banks), Callable 10/5/20 @ 100.00	2.45	11/5/20	254
1,025	PNC Financial Services Group, Inc. (Banks) (a)	2.85	11/9/22	1,036
498	Procter & Gamble Co. (The) (Household Products)	9.36	1/1/21	599
630	Progress Energy, Inc. (Electric Utilities)	6.00	12/1/39	748
900	Prudential Financial, Inc. (Insurance)	6.20	11/15/40	1,057
385	Puget Energy, Inc. (Multi-Utilities), Callable 4/15/22 @ 100.00	5.63	7/15/22	431
1,688	Puget Energy, Inc. (Multi-Utilities)	6.00	9/1/21	1,923
620	Puget Energy, Inc. (Multi-Utilities)	6.50	12/15/20	719
850	Reed Elsevier NV (Media), Callable 7/15/22 @ 100.00	3.13	10/15/22	847
610	Reed Elsevier NV (Media)	8.63	1/15/19	709
450	Rock-Tenn Co. (Containers & Packaging)	4.45	3/1/19	471
1,345	Roper Industries, Inc. (Industrial Conglomerates)	2.05	10/1/18	1,358
215	Roper Industries, Inc. (Industrial Conglomerates), Callable 8/15/22 @ 100.00	3.13	11/15/22	214
700	San Diego Gas & Electric Co. (Multi-Utilities), Callable 10/1/41 @ 100.00	4.30	4/1/42	756
2,010	Southern California Gas Co. (Gas Utilities), Callable 6/15/24 @ 100.00	3.15	9/15/24	2,100
1,258	Southwest Airlines Co 2007-1 Trust (Airlines)	6.15	8/1/22	1,393
1,727	Southwest Airlines Co. (Airlines), Callable 10/5/20 @ 100.00	2.65	11/5/20	1,762
1,530	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 10/15/22 @ 100.00	3.45	1/15/23	1,367
1,495	Sunoco Logistics Partners LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00	4.95	1/15/43	1,180
320	SunTrust Banks, Inc. (Banks), Callable 10/1/18 @ 100.00	2.35	11/1/18	322
2,500	SunTrust Banks, Inc. (Banks), Callable 4/1/19 @ 100.00	2.50	5/1/19	2,524
2,091	TC Pipelines LP (Oil, Gas & Consumable Fuels), Callable 12/13/24 @ 100.00	4.38	3/13/25	1,815
1,100	The Dow Chemical Co. (Chemicals), Callable 8/15/22 @ 100.00	3.00	11/15/22	1,125
2,345	The Dow Chemical Co. (Chemicals)	8.55	5/15/19	2,791
825	The Home Depot, Inc. (Specialty Retail)	5.88	12/16/36	1,074

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$652	The Interpublic Group of Cos., Inc. (Media)	2.25	11/15/17	$652
1,850	The Kroger Co. (Food & Staples Retailing), Callable 5/1/23 @ 100.00	3.85	8/1/23	1,990
896	The Travelers Cos., Inc. (Insurance)	6.25	6/15/37	1,196
1,445	Time Warner, Inc. (Media)	5.38	10/15/41	1,548
1,835	Time Warner, Inc. (Media)	6.88	6/15/18	2,039
875	Toyota Motor Credit Corp., MTN (Consumer Finance)	3.30	1/12/22	941
660	Twenty-First Century Fox, Inc. (Media)	5.65	8/15/20	756
2,680	Twenty-First Century Fox, Inc. (Media)	6.20	12/15/34	3,224
315	Twenty-First Century Fox, Inc. (Media)	6.90	3/1/19	358
890	United Parcel Service, Inc. (Air Freight & Logistics)	6.20	1/15/38	1,215
905	UnitedHealth Group, Inc. (Health Care Providers & Services)	6.88	2/15/38	1,270
1,135	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	6/15/37	1,231
270	Ventas Realty LP (Real Estate Investment Trusts), Callable 5/15/22 @ 100.00	3.25	8/15/22	271
845	Ventas Realty LP (Real Estate Investment Trusts), Callable 11/1/24 @ 100.00	3.50	2/1/25	834
601	Ventas Realty LP (Real Estate Investment Trusts), Callable 10/15/25 @ 100.00	4.13	1/15/26	617
2,190	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.15	9/15/23	2,529
4,479	Verizon Communications, Inc. (Diversified Telecommunication Services)	6.55	9/15/43	5,891
2,290	Virginia Electric & Power Co. (Electric Utilities), Callable 12/15/22 @ 100.00	2.75	3/15/23	2,304
215	Virginia Electric & Power Co. (Electric Utilities), Callable 10/15/21 @ 100.00	2.95	1/15/22	223
2,895	Wachovia Corp. (Banks)	5.75	2/1/18	3,117
1,945	Wal-Mart Stores, Inc. (Food & Staples Retailing)	5.63	4/1/40	2,499
450	Wal-Mart Stores, Inc. (Food & Staples Retailing)	6.50	8/15/37	627
780	Waste Management, Inc. (Commercial Services & Supplies), Callable 12/1/24 @ 100.00	3.13	3/1/25	800
670	Wells Fargo & Co., MTN (Banks)	2.55	12/7/20	682
3,975	Wells Fargo & Co. (Banks)	3.00	2/19/25	4,010
1,110	Wells Fargo & Co., MTN (Banks)	4.60	4/1/21	1,232
1,375	WestRock Co. (Containers & Packaging)	4.90	3/1/22	1,477

	Total Corporate Bonds			219,366

	Yankee Dollars — 14.66%
1,220	America Movil SAB de CV (Wireless Telecommunication Services)	6.13	3/30/40	1,441
2,540	BHP Billiton Ltd. (Metals & Mining)	3.85	9/30/23	2,617
1,006	British Telecommunications PLC (Diversified Telecommunication Services)	9.63	12/15/30	1,573
1,309	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.70	5/15/17	1,349
473	Canadian Natural Resources (Oil, Gas & Consumable Fuels)	5.90	2/1/18	491
640	Canadian Pacific Railway Co. (Road & Rail), Callable 11/1/24 @ 100.00	2.90	2/1/25	618
2,390	Canadian Pacific Railway Co. (Road & Rail), Callable 12/15/22 @ 100.00	4.45	3/15/23	2,561
165	Canadian Pacific Railway Co. (Road & Rail)	7.25	5/15/19	189
210	Delphi Automotive PLC (Auto Components), Callable 10/19/20 @ 100.00	3.15	11/19/20	214
1,566	Deutsche Telekom International Finance (Diversified Financial Services) (a)	8.75	6/15/30	2,349
750	Diageo Capital PLC (Beverages)	5.88	9/30/36	926
2,325	HSBC Holdings PLC (Banks), Callable 10/23/20 @ 100.00	5.10	4/5/21	2,559
500	HSBC Holdings PLC (Banks)	6.80	6/1/38	605
645	Iberdrola International BV (Electric Utilities)	5.81	3/15/25	728
1,445	Iberdrola International BV (Electric Utilities)	6.75	7/15/36	1,805
875	LyondellBasell Industries NV (Chemicals)	4.00	7/15/23	918
2,947	LyondellBasell Industries NV (Chemicals), Callable 1/15/19 @ 100.00	5.00	4/15/19	3,150
250	LyondellBasell Industries NV (Chemicals), Callable 1/15/24 @ 100.00	5.75	4/15/24	289
1,343	Orange SA (Diversified Telecommunication Services)	9.00	3/1/31	2,039
1,242	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	5.75	3/1/18	1,307
1,150	Petroleos Mexicanos (Oil, Gas & Consumable Fuels)	6.63	6/15/35	1,104
1,195	Rio Tinto Finance USA Ltd. (Diversified Financial Services), Callable 3/15/25 @ 100.00	3.75	6/15/25	1,172
345	Rio Tinto Finance USA PLC (Diversified Financial Services), Callable 11/14/18 @ 100.00	2.25	12/14/18	346
1,400	Rio Tinto Finance USA PLC (Diversified Financial Services), Callable 12/22/21 @ 100.00	3.50	3/22/22	1,409
1,875	Shell International Finance BV (Diversified Financial Services)	6.38	12/15/38	2,296
2,610	Statoil ASA (Oil, Gas & Consumable Fuels)	3.25	11/10/24	2,640
185	Statoil ASA (Oil, Gas & Consumable Fuels)	5.10	8/17/40	203
1,605	Telefonica Emisiones SAU (Diversified Telecommunication Services)	6.22	7/3/17	1,695
745	Telefonica Emisiones SAU (Diversified Telecommunication Services)	7.05	6/20/36	943
605	Vodafone Group PLC (Wireless Telecommunication Services)	6.15	2/27/37	681

	Total Yankee Dollars			40,217

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Corporate Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Shares		Rate %	Maturity Date	Value (000)
	Mutual Funds — 1.14%
17,323	SSgA Treasury Money Market Fund (b)	0.00		$17
3,120,049	SSgA U.S. Government Money Market Fund (b)	0.00		3,120

	Total Mutual Funds			3,137

	Total Investments (cost $262,119) — 95.76%			262,720
	Other assets in excess of liabilities — 4.24%			11,625

	Net Assets — 100.00%			$274,345

(a)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at March 31, 2016.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

MTN — Medium Term Note

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Corporate Fixed Income Securities Portfolio	Agincourt Capital Management, LLC	HC Capital Solutions	Total
Corporate Bonds	79.96%	—	79.96%
Yankee Dollars	14.66%	—	14.66%
Mutual Funds	1.13%	0.01%	1.14%
Other Assets (Liabilities)	0.06%	4.18%	4.24%

Total Net Assets	95.81%	4.19%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities — 1.63%
$270	American Express Credit Account Master Trust, Series 2014-2, Class A	1.26	1/15/20	$271
200	American Express Credit Account Master Trust, Series 2014-3, Class A	1.49	4/15/20	201
125	Capital Auto Receivables Asset Trust, Series 2015-1, Class A4	1.86	10/21/19	125
250	Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7	5.75	7/15/20	266
300	Chase Issuance Trust (CHAIT), Series 2015-A2, Class A2	1.59	2/18/20	302
250	Chase Issuance Trust (CHAIT), Series 2012-A7, Class A7	2.16	9/16/24	250
100	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1	2.88	1/23/23	105
200	Discover Card Execution Note Trust, Series 2014-A4, Class A4	2.12	12/15/21	204
195	Fifth Third Auto Trust, Series 2014-3, Class A3	0.96	3/15/19	195
187	Fifth Third Auto Trust, Series 2014-3, Class A4	1.47	5/17/21	187
225	Ford Credit Auto Owner Trust, Series 2013-C, Class A4	1.25	10/15/18	225
85	Ford Credit Auto Owner Trust, Series 2015-A, Class A3	1.28	9/15/19	85
160	Ford Credit Auto Owner Trust, Series 2015-A, Class A4	1.64	6/15/20	161
195	Honda Auto Receivables Owner Trust, Series 2014-3, Class A3	0.88	6/15/18	195
100	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3	0.99	9/17/18	100
40	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A4	1.21	10/15/20	40
200	Nissan Auto Receivables Owner Trust, Series 2013-B, Class A4	1.31	10/15/19	201
200	Santander Drive Auto Receivables Trust, Series 2014-3, Class C	2.13	8/17/20	200

	Total Asset Backed Securities			3,313

	Collateralized Mortgage Obligations — 5.67%
50	CD Commercial Mortgage Trust, Series 2007-CD5, Class AM (a)	6.12	11/15/44	52
250	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class A2	2.79	3/10/47	256
250	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.88	2/10/48	250
200	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5	3.14	2/10/48	204
250	Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4	3.62	7/10/47	266
229	Commercial Mortgage Trust, Series 2012-CR1, Class A2	2.35	5/15/45	231
100	Commercial Mortgage Trust, Series 2014-LC15, Class A2	2.84	4/10/47	103
200	Commercial Mortgage Trust, Series 2015-LC19, Class A4	3.18	2/10/48	207
80	Commercial Mortgage Trust, Series 2015-DC1, Class A5	3.35	2/10/48	83
500	Commercial Mortgage Trust, Series 2013-CR8, Class A5 (a)	3.61	6/10/46	536
100	Commercial Mortgage Trust, Series 2014-UBS4, Class AM	3.97	8/10/47	105
100	Commercial Mortgage Trust, Series 2013-CR11, Class B (a)	5.16	10/10/46	112
37	Fannie Mae-ACES, Series 2013-M14, Class APT (a)	2.50	4/25/23	38
75	Fannie Mae-ACES, Series 2012-M4, Class 1A2	2.98	4/25/22	80
250	Fannie Mae-ACES, Series 2014-M9, Class A2 (a)	3.10	7/25/24	265
160	Fannie Mae-ACES, Series 2014-M3, Class AB2 (a)	3.46	1/25/24	172
97	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K714, Class A1	2.08	12/25/19	98
50	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K023, Class A2	2.31	8/25/22	51
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K027, Class A2	2.64	1/25/23	208
74	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class A1	2.76	5/25/20	75
350	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class A2	2.87	12/25/21	370
102	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A1	3.02	2/25/23	107
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K033, Class A2 (a)	3.06	7/25/23	213
400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class A2	3.06	12/25/24	424
300	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K716, Class A2	3.13	6/25/21	321
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class A2 (a)	3.31	5/25/23	217
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K029, Class A2	3.32	2/25/23	217
260	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class A2	3.87	4/25/21	286
225	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K012, Class A2	4.19	12/25/20	251
200	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K006, Class A2	4.25	1/25/20	219

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$120	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K010, Class A2	4.33	10/25/20	$134
125	GS Mortgage Securities Trust, Series 2014-GC20, Class A3	3.68	4/10/47	134
300	GS Mortgage Securities Trust, Series 2013-GC14, Class A5	4.24	8/10/46	333
150	JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class A5	3.64	11/15/47	160
200	JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4	3.80	9/15/47	216
200	JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5	4.13	11/15/45	221
193	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-LC11, Class A2	1.85	4/15/46	194
250	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-C8, Class A3	2.83	10/15/45	258
170	Morgan Stanley BAML Trust, Series 2015-C20, Class A2	2.79	2/15/48	175
250	Morgan Stanley BAML Trust, Series 2013-C11, Class A2	3.09	8/15/46	259
100	Morgan Stanley BAML Trust, Series 2015-C21, Class ASB	3.15	3/15/48	104
100	Morgan Stanley BAML Trust, Series 2015-C20, Class A4	3.25	2/15/48	103
100	Morgan Stanley BAML Trust, Series 2014-C17, Class A5	3.74	8/15/47	107
100	Morgan Stanley BAML Trust, Series 2014-C15, Class A4	4.05	4/15/47	109
600	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	610
839	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	5.92	7/11/17	870
250	UBS Commercial Mortgage Trust, Series 2012-C1, Class AAB	3.00	5/10/45	258
155	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4	3.53	5/10/63	165
225	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.50	4/15/47	231
200	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4	3.66	9/15/58	213
185	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5	3.82	8/15/50	199
156	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class C	4.07	2/15/48	139
91	WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class A1	1.19	3/15/47	91
200	WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class ASB	2.98	6/15/46	208

	Total Collateralized Mortgage Obligations			11,508

	U.S. Government Agency Mortgages — 88.32%
81	Fannie Mae, Pool #AS0001	2.00	7/1/28	82
422	Fannie Mae, Pool #AS1058	2.00	11/1/28	428
72	Fannie Mae, Pool #AY4232	2.00	5/1/30	72
452	Fannie Mae, Pool #AS4946	2.50	5/1/30	465
36	Fannie Mae, Pool #MA1511	2.50	7/1/33	37
369	Fannie Mae, Pool #AU2619	2.50	8/1/28	381
600	Fannie Mae, Pool #AP4742	2.50	8/1/27	619
94	Fannie Mae, Pool #AT2717	2.50	5/1/43	94
279	Fannie Mae, Pool #AU4798	2.50	9/1/28	287
78	Fannie Mae, Pool #MA1270	2.50	11/1/32	79
185	Fannie Mae, Pool #AU6387	2.50	11/1/28	191
259	Fannie Mae, Pool #AU5334	2.50	11/1/28	267
733	Fannie Mae, Pool #MA1210	2.50	9/1/49	756
670	Fannie Mae, Pool #MA1277	2.50	12/1/27	691
103	Fannie Mae, Pool #AS0513	2.50	8/1/43	103
550	Fannie Mae, Pool #AO3019	2.50	5/1/27	567
113	Fannie Mae, Pool #AS4660	2.50	3/1/30	116
193	Fannie Mae, Pool #AZ6458	2.50	7/1/30	199
251	Fannie Mae, Pool #AB7391	2.50	12/1/42	250
133	Fannie Mae, Pool #AL5800 (a)	2.67	2/1/44	138
59	Fannie Mae, Pool #AL4360 (a)	2.71	11/1/43	61
207	Fannie Mae, Pool #AY1861 (a)	2.71	1/1/45	213
300	Fannie Mae, Series 2012-M1, Class A2	2.73	10/25/21	315
141	Fannie Mae, Pool #AW8295	3.00	8/1/29	147
229	Fannie Mae, Pool #MA1401	3.00	4/1/33	239
507	Fannie Mae, Pool #AS4333	3.00	1/1/45	521
105	Fannie Mae, Pool #MA1338	3.00	2/1/33	110
206	Fannie Mae, Pool #MA1527	3.00	8/1/33	215
744	Fannie Mae, Pool #AK3302	3.00	3/1/27	779
1,078	Fannie Mae, Pool #AO0752	3.00	4/1/42	1,109
455	Fannie Mae, Pool #MA2246	3.00	4/1/30	475
169	Fannie Mae, Pool #MA2149	3.00	1/1/30	177
495	Fannie Mae, Pool #AB8897	3.00	4/1/43	509
1,839	Fannie Mae, Pool #AB7099	3.00	11/1/42	1,892
437	Fannie Mae, Pool #AB4483	3.00	2/1/27	457
48	Fannie Mae, Pool #MA2287	3.00	6/1/35	49

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$594	Fannie Mae, Pool #AK0006	3.00	1/1/27	$622
551	Fannie Mae, Pool #MA1307	3.00	1/1/33	575
83	Fannie Mae, Pool #MA2087	3.00	11/1/34	86
59	Fannie Mae, Pool #MA2065	3.00	10/1/34	62
185	Fannie Mae, Pool #MA2230	3.00	4/1/35	192
102	Fannie Mae, Pool #AS4334	3.00	1/1/45	105
59	Fannie Mae, Pool #AR7426	3.00	7/1/43	61
144	Fannie Mae, Pool #AU7890	3.00	9/1/28	150
831	Fannie Mae, Pool #AP2465	3.00	8/1/42	855
495	Fannie Mae, Pool #AT0682	3.00	4/1/43	509
1,427	Fannie Mae, Pool #AQ7920	3.00	12/1/42	1,468
250	Fannie Mae, Pool #AQ3223	3.00	11/1/27	262
1,745	Fannie Mae, Pool #AP6375	3.00	9/1/42	1,794
225	Fannie Mae, Pool #AS2312	3.00	5/1/29	236
357	Fannie Mae, Pool #AS1527	3.00	1/1/29	373
471	Fannie Mae, Pool #AY4829	3.00	5/1/45	483
953	Fannie Mae, Pool #AP6493	3.00	9/1/42	980
287	Fannie Mae, Pool #AY4200	3.00	5/1/45	295
96	Fannie Mae, Pool #AY2961	3.00	5/1/45	98
78	Fannie Mae, Pool #AT1575	3.00	5/1/43	80
473	Fannie Mae, Pool #AT2014	3.00	4/1/43	486
454	Fannie Mae, Pool #AT7620	3.00	6/1/43	467
258	Fannie Mae, Pool #AW7383	3.00	8/1/29	270
157	Fannie Mae, Pool #AS3117	3.00	8/1/29	164
47	Fannie Mae, Pool #AX8309	3.00	11/1/29	49
337	Fannie Mae, Pool #AU3735	3.00	8/1/43	346
43	Fannie Mae, Pool #AX0159	3.50	9/1/29	46
333	Fannie Mae, Pool #MA1059	3.50	5/1/32	352
481	Fannie Mae, Pool #AZ0862	3.50	7/1/45	505
47	Fannie Mae, Pool #MA1021	3.50	3/1/27	50
457	Fannie Mae, Pool #AY1306	3.50	3/1/45	480
975	Fannie Mae, Pool #AL1717	3.50	5/1/27	1,032
383	Fannie Mae, Pool #AX2486	3.50	10/1/44	402
445	Fannie Mae, Pool #AX9530	3.50	2/1/45	467
445	Fannie Mae, Pool #AY4300	3.50	1/1/45	467
444	Fannie Mae, Pool #MA1980	3.50	8/1/44	466
149	Fannie Mae, Pool #BA1893	3.50	8/1/45	156
74	Fannie Mae, Pool #AV6407	3.50	2/1/29	78
430	Fannie Mae, Pool #MA1107	3.50	7/1/32	456
479	Fannie Mae, Pool #MA2292	3.50	6/1/45	502
255	Fannie Mae, Pool #AU3742	3.50	8/1/43	269
242	Fannie Mae, Pool #AX5201	3.50	10/1/29	256
1,810	Fannie Mae, Pool #AB6017	3.50	8/1/42	1,903
417	Fannie Mae, Pool #MA1982	3.50	8/1/34	441
437	Fannie Mae, Pool #MA2125	3.50	12/1/44	458
287	Fannie Mae, Pool #AS5696	3.50	8/1/45	301
216	Fannie Mae, Pool #AS4772	3.50	4/1/45	227
466	Fannie Mae, Pool #AS4773	3.50	4/1/45	489
1,764	Fannie Mae, Pool #AO8137	3.50	8/1/42	1,854
69	Fannie Mae, Pool #AP9390	3.50	10/1/42	72
749	Fannie Mae, Pool #AQ0546	3.50	11/1/42	788
218	Fannie Mae, Pool #AO9140	3.50	7/1/42	229
113	Fannie Mae, Pool #AK0706	3.50	2/1/27	119
377	Fannie Mae, Pool #AJ8476	3.50	12/1/41	396
451	Fannie Mae, Pool #AS4771	3.50	4/1/45	473
40	Fannie Mae, Pool #AJ6181	3.50	12/1/26	42
1,781	Fannie Mae, Pool #AO2548	3.50	4/1/42	1,872
286	Fannie Mae, Pool #AJ4093	3.50	10/1/26	302
441	Fannie Mae, Pool #AS3133	3.50	8/1/44	465
106	Fannie Mae, Pool #AS2081	3.50	4/1/29	112
640	Fannie Mae, Pool #AO3760	3.50	5/1/42	674
170	Fannie Mae, Pool #310139	3.50	11/1/25	179
1,774	Fannie Mae, Pool #AK7497	3.50	4/1/42	1,865
192	Fannie Mae, Pool #AO4647	3.50	6/1/42	202
346	Fannie Mae, Pool #AO4385	3.50	6/1/42	364
793	Fannie Mae, Pool #AS0531	4.00	9/1/43	859

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$387	Fannie Mae, Pool #AS2498	4.00	5/1/44	$414
378	Fannie Mae, Pool #AY1595	4.00	1/1/45	404
79	Fannie Mae, Pool #AS3448	4.00	9/1/44	85
236	Fannie Mae, Pool #AS3468	4.00	10/1/44	252
416	Fannie Mae, Pool #AS3467	4.00	10/1/44	445
1,281	Fannie Mae, Pool #AJ7689	4.00	12/1/41	1,373
1,684	Fannie Mae, Pool #AH6242	4.00	4/1/26	1,797
65	Fannie Mae, Pool #AH3394	4.00	1/1/41	70
583	Fannie Mae, Pool #AH5859	4.00	2/1/41	625
423	Fannie Mae, Pool #AX0841	4.00	9/1/44	452
876	Fannie Mae, Pool #AJ7857	4.00	12/1/41	939
56	Fannie Mae, Pool #AW9041	4.00	8/1/44	60
333	Fannie Mae, Pool #AS3903	4.00	11/1/44	356
63	Fannie Mae, Pool #AY2291	4.00	3/1/45	67
351	Fannie Mae, Pool #AW5063	4.00	7/1/44	376
232	Fannie Mae, Pool #AC7328	4.00	12/1/39	248
355	Fannie Mae, Pool #AO2959	4.00	5/1/42	381
142	Fannie Mae, Pool #MA0493	4.00	8/1/30	153
398	Fannie Mae, Pool #MA0641	4.00	2/1/31	428
332	Fannie Mae, Pool #AV2340	4.00	12/1/43	355
2,032	Fannie Mae, Pool #190405	4.00	10/1/40	2,178
408	Fannie Mae, Pool #AS3216	4.00	9/1/44	436
427	Fannie Mae, Pool #AS3293	4.00	9/1/44	456
978	Fannie Mae, Pool #AJ5303	4.00	11/1/41	1,048
98	Fannie Mae, Pool #AT3872	4.00	6/1/43	105
335	Fannie Mae, Pool #AS1638	4.50	2/1/44	364
37	Fannie Mae, Pool #AW7048	4.50	6/1/44	40
142	Fannie Mae, Pool #AU5302	4.50	10/1/43	155
175	Fannie Mae, Pool #AS2276	4.50	4/1/44	190
286	Fannie Mae, Pool #AS0861	4.50	10/1/43	311
381	Fannie Mae, Pool #AB3192	4.50	6/1/41	415
4	Fannie Mae, Pool #AB0339	4.50	1/1/20	4
75	Fannie Mae, Pool #982892	4.50	5/1/23	79
416	Fannie Mae, Pool #AI4815	4.50	6/1/41	455
70	Fannie Mae, Pool #AB1470	4.50	9/1/40	76
177	Fannie Mae, Pool #AB1389	4.50	8/1/40	193
943	Fannie Mae, Pool #AL1107	4.50	11/1/41	1,029
36	Fannie Mae, Pool #310112	4.50	6/1/19	37
319	Fannie Mae, Pool #AL4450	4.50	12/1/43	347
289	Fannie Mae, Pool #AA9781	4.50	7/1/24	312
73	Fannie Mae, Pool #AA0860	4.50	1/1/39	79
235	Fannie Mae, Pool #MA0481	4.50	8/1/30	257
406	Fannie Mae, Pool #AD8529	4.50	8/1/40	443
70	Fannie Mae, Pool #AH6790	4.50	3/1/41	77
17	Fannie Mae, Pool #254720	4.50	5/1/18	18
1,270	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,385
897	Fannie Mae, Pool #AH9055	4.50	4/1/41	979
424	Fannie Mae, Pool #AE0217	4.50	8/1/40	463
1,526	Fannie Mae, Pool #889117	5.00	10/1/35	1,697
77	Fannie Mae, Pool #890621	5.00	5/1/42	86
49	Fannie Mae, Pool #725504	5.00	1/1/19	52
68	Fannie Mae, Pool #890603	5.00	8/1/41	75
84	Fannie Mae, Pool #725238	5.00	3/1/34	93
182	Fannie Mae, Pool #AS0575	5.00	9/1/43	201
1	Fannie Mae, Pool #650196	5.00	11/1/17	1
313	Fannie Mae, Pool #AH5988	5.00	3/1/41	347
35	Fannie Mae, Pool #AL3272	5.00	2/1/25	39
3	Fannie Mae, Pool #868986	5.00	5/1/21	3
163	Fannie Mae, Pool #836750	5.00	10/1/35	180
392	Fannie Mae, Pool #AS0837	5.00	10/1/43	433
503	Fannie Mae, Pool #AL5788	5.00	5/1/42	558
130	Fannie Mae, Pool #796663	5.00	9/1/19	134
40	Fannie Mae, Pool #929451	5.50	5/1/38	45
4	Fannie Mae, Pool #625938	5.50	3/1/17	4
45	Fannie Mae, Pool #909662	5.50	2/1/22	48
30	Fannie Mae, Pool #AL0725	5.50	6/1/24	32

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$9	Fannie Mae, Pool #545900	5.50	7/1/17	$10
101	Fannie Mae, Pool #976945	5.50	2/1/23	110
7	Fannie Mae, Pool #A69671	5.50	12/1/37	7
2,261	Fannie Mae, Pool #890221	5.50	12/1/33	2,558
4	Fannie Mae, Pool #A79636	5.50	7/1/38	5
29	Fannie Mae, Pool #545400	5.50	1/1/17	29
2	Fannie Mae, Pool #630942	5.50	2/1/17	2
1,371	Fannie Mae, Pool #725228	6.00	3/1/34	1,586
369	Fannie Mae, Pool #889984	6.50	10/1/38	428
100	Fannie Mae, 15 YR TBA	2.50	4/25/31	103
150	Fannie Mae, 15 YR TBA	3.00	4/25/31	157
100	Fannie Mae, 15 YR TBA	3.00	5/25/31	104
1,975	Fannie Mae, 30 YR TBA	3.50	4/25/46	2,071
575	Fannie Mae, 30 YR TBA	3.50	5/25/46	602
1,675	Fannie Mae, 30 YR TBA	4.00	4/25/46	1,790
93	Freddie Mac, Pool #G18547	2.00	3/1/30	94
233	Freddie Mac, Pool #J25777	2.00	9/1/28	237
85	Freddie Mac, Pool #J25759	2.00	8/1/28	87
257	Freddie Mac, Pool #849138 (a)	2.41	10/1/43	263
170	Freddie Mac, Pool #849578 (a)	2.43	12/1/44	175
24	Freddie Mac, Pool #1G2883 (a)	2.50	6/1/38	25
150	Freddie Mac, Pool #G18485	2.50	10/1/28	154
375	Freddie Mac, Pool #G18470	2.50	6/1/28	387
380	Freddie Mac, Pool #G18568	2.50	9/1/30	391
25	Freddie Mac, Pool #J30875	2.50	3/1/30	25
155	Freddie Mac, Pool #J25585	2.50	9/1/28	160
338	Freddie Mac, Pool #G18533	2.50	12/1/29	347
422	Freddie Mac, Pool #J26408	2.50	11/1/28	435
358	Freddie Mac, Pool #J25016	2.50	8/1/28	369
52	Freddie Mac, Pool #G18472	2.50	7/1/28	53
345	Freddie Mac, Pool #G18459	2.50	3/1/28	356
342	Freddie Mac, Pool #J23440	2.50	4/1/28	352
351	Freddie Mac, Pool #J18954	2.50	4/1/27	362
94	Freddie Mac, Pool #C09026	2.50	2/1/43	94
78	Freddie Mac, Pool #Q18599	3.00	6/1/43	80
19	Freddie Mac, Pool #Q13086	3.00	11/1/42	20
262	Freddie Mac, Pool #G18569	3.00	9/1/30	275
74	Freddie Mac, Pool #J33135	3.00	11/1/30	77
25	Freddie Mac, Pool #Q18882	3.00	5/1/43	26
85	Freddie Mac, Pool #Q19754	3.00	7/1/43	87
379	Freddie Mac, Pool #G15145	3.00	7/1/29	397
253	Freddie Mac, Pool #Q20067	3.00	7/1/43	260
474	Freddie Mac, Pool #Q16222	3.00	3/1/43	486
735	Freddie Mac, Pool #G08534	3.00	6/1/43	754
1,613	Freddie Mac, Pool #G08537	3.00	7/1/43	1,655
418	Freddie Mac, Pool #G15217	3.00	11/1/29	437
406	Freddie Mac, Pool #G08525	3.00	5/1/43	417
79	Freddie Mac, Pool #J29932	3.00	11/1/29	83
739	Freddie Mac, Pool #Q21065	3.00	8/1/43	758
86	Freddie Mac, Pool #G08540	3.00	8/1/43	88
159	Freddie Mac, Pool #J28722	3.00	7/1/29	166
469	Freddie Mac, Pool #G18514	3.00	6/1/29	491
98	Freddie Mac, Pool #G18575	3.00	11/1/30	102
377	Freddie Mac, Pool #G18518	3.00	7/1/29	394
327	Freddie Mac, Pool #G18531	3.00	11/1/29	342
83	Freddie Mac, Pool #G18534	3.00	12/1/29	87
288	Freddie Mac, Pool #C04422	3.00	12/1/42	296
384	Freddie Mac, Pool #C04446	3.00	1/1/43	394
193	Freddie Mac, Pool #G08640	3.00	5/1/45	197
216	Freddie Mac, Pool #AZ0538	3.00	9/1/30	226
503	Freddie Mac, Pool #G08635	3.00	4/1/45	515
358	Freddie Mac, Pool #C91581	3.00	11/1/32	373
415	Freddie Mac, Pool #C04619	3.00	3/1/43	426
164	Freddie Mac, Pool #C91707	3.00	6/1/33	170
241	Freddie Mac, Pool #C91724	3.00	9/1/33	250
174	Freddie Mac, Pool #G08680	3.00	12/1/45	178

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$535	Freddie Mac, Pool #G08653	3.00	7/1/45	$548
163	Freddie Mac, Pool #C91819	3.00	4/1/35	170
430	Freddie Mac, Pool #Q20860	3.50	8/1/43	451
390	Freddie Mac, Pool #Q09896	3.50	8/1/42	409
121	Freddie Mac, Pool #J14232	3.50	1/1/21	128
380	Freddie Mac, Pool #J15105	3.50	4/1/26	403
299	Freddie Mac, Pool #Q08998	3.50	6/1/42	313
479	Freddie Mac, Pool #G08627	3.50	2/1/45	502
85	Freddie Mac, Pool #C03920	3.50	5/1/42	90
284	Freddie Mac, Pool #C91403	3.50	3/1/32	300
375	Freddie Mac, Pool #J26144	3.50	10/1/23	396
249	Freddie Mac, Pool #Q37449	3.50	11/1/45	261
188	Freddie Mac, Pool #Q12052	3.50	10/1/42	198
309	Freddie Mac, Pool #C91456	3.50	6/1/32	327
307	Freddie Mac, Pool #Q08903	3.50	6/1/42	322
215	Freddie Mac, Pool #Q06749	3.50	3/1/42	225
88	Freddie Mac, Pool #J27494	3.50	2/1/29	92
95	Freddie Mac, Pool #G30776	3.50	7/1/35	100
480	Freddie Mac, Pool #G08654	3.50	7/1/45	504
843	Freddie Mac, Pool #G08636	3.50	4/1/45	883
547	Freddie Mac, Pool #G08681	3.50	12/1/45	573
74	Freddie Mac, Pool #MA2495	3.50	12/31/49	78
484	Freddie Mac, Pool #G08667	3.50	9/1/45	508
508	Freddie Mac, Pool #G08632	3.50	3/1/45	532
339	Freddie Mac, Pool #AY5303	3.50	3/1/45	357
440	Freddie Mac, Pool #G08623	3.50	1/1/45	461
520	Freddie Mac, Pool #G08641	3.50	5/1/45	545
159	Freddie Mac, Pool #G08599	3.50	8/1/44	167
477	Freddie Mac, Pool #G08650	3.50	6/1/45	500
159	Freddie Mac, Pool #G08605	3.50	9/1/44	166
717	Freddie Mac, Pool #G08562	3.50	1/1/44	752
739	Freddie Mac, Pool #G08554	3.50	10/1/43	774
1,508	Freddie Mac, Pool #G08495	3.50	6/1/42	1,581
224	Freddie Mac, Pool #Q04087	3.50	10/1/41	235
252	Freddie Mac, Pool #C91765	4.00	5/1/34	272
445	Freddie Mac, Pool #G08616	4.00	11/1/44	475
141	Freddie Mac, Pool #C91738	4.00	11/1/33	152
418	Freddie Mac, Pool #G08595	4.00	7/1/44	446
287	Freddie Mac, Pool #J11263	4.00	11/1/19	298
464	Freddie Mac, Pool #G06506	4.00	12/1/40	496
199	Freddie Mac, Pool #AZ8067	4.00	9/1/45	214
54	Freddie Mac, Pool #J12435	4.00	6/1/25	58
468	Freddie Mac, Pool #G08660	4.00	8/1/45	501
47	Freddie Mac, Pool #G08633	4.00	3/1/45	50
115	Freddie Mac, Pool #G08483	4.00	3/1/42	123
363	Freddie Mac, Pool #G08669	4.00	9/1/45	387
392	Freddie Mac, Pool #C09070	4.00	12/1/44	419
451	Freddie Mac, Pool #G08588	4.00	5/1/44	482
303	Freddie Mac, Pool #G08459	4.00	9/1/41	325
190	Freddie Mac, Pool #AY0025	4.00	2/1/45	203
1,911	Freddie Mac, Pool #A96286	4.00	1/1/41	2,045
405	Freddie Mac, Pool #G08618	4.00	12/1/44	432
0	Freddie Mac, Pool #G14786	4.00	4/1/19	0
238	Freddie Mac, Pool #G14453	4.00	6/1/26	252
326	Freddie Mac, Pool #Q27594	4.00	8/1/44	348
397	Freddie Mac, Pool #Q24955	4.00	2/1/44	426
24	Freddie Mac, Pool #Q27456	4.00	7/1/44	26
332	Freddie Mac, Pool #G08567	4.00	1/1/44	355
187	Freddie Mac, Pool #G08601	4.00	8/1/44	200
147	Freddie Mac, Pool #J09503	4.50	4/1/24	156
2,922	Freddie Mac, Pool #A97692	4.50	3/1/41	3,184
195	Freddie Mac, Pool #Q25432	4.50	3/1/44	213
28	Freddie Mac, Pool #357316	4.50	12/1/17	29
77	Freddie Mac, Pool #Q22671	4.50	11/1/43	83
103	Freddie Mac, Pool #E02862	4.50	3/1/26	111
257	Freddie Mac, Pool #A90437	4.50	1/1/40	280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$53	Freddie Mac, Pool #C09059	4.50	3/1/44	$58
112	Freddie Mac, Pool #J09311	4.50	2/1/24	119
263	Freddie Mac, Pool #G08596	4.50	7/1/44	286
71	Freddie Mac, Pool #J07849	4.50	5/1/23	76
366	Freddie Mac, Pool #A97495	4.50	3/1/41	399
528	Freddie Mac, Pool #G04913	5.00	3/1/38	584
33	Freddie Mac, Pool #G07068	5.00	7/1/41	36
117	Freddie Mac, Pool #G13255	5.00	7/1/23	126
346	Freddie Mac, Pool #Q00763	5.00	5/1/41	381
79	Freddie Mac, Pool #G05205	5.00	1/1/39	87
1,123	Freddie Mac, Pool #C01598	5.00	8/1/33	1,250
72	Freddie Mac, Pool #C90845	5.00	8/1/24	80
7	Freddie Mac, Pool #G06091	5.50	5/1/40	7
1,267	Freddie Mac, Pool #G01665	5.50	3/1/34	1,432
164	Freddie Mac, Pool #G06031	5.50	3/1/40	184
80	Freddie Mac, Pool #G05709	6.00	6/1/38	91
130	Freddie Mac, Pool #G03551	6.00	11/1/37	148
45	Freddie Mac, Pool #A62706	6.00	6/1/37	51
637	Freddie Mac, Pool #G02794	6.00	5/1/37	726
150	Freddie Mac, Gold 15 YR TBA	3.00	4/15/31	157
100	Freddie Mac, Gold 15 YR TBA	3.00	5/15/31	104
25	Freddie Mac, Gold 30 YR TBA	3.00	4/15/46	26
100	Freddie Mac, Gold 30 YR TBA	3.00	5/15/46	102
750	Freddie Mac, Gold 30 YR TBA	3.50	4/15/46	785
450	Freddie Mac, Gold 30 YR TBA	3.50	5/15/46	470
300	Freddie Mac, Gold 30 YR TBA	4.00	4/15/46	320
225	Freddie Mac, Gold 30 YR TBA	4.00	5/15/46	240
357	Government National Mortgage Association, Pool #MA2767 (a)	2.50	4/20/45	365
138	Government National Mortgage Association, Pool #MA0712 (a)	2.50	1/20/43	142
92	Government National Mortgage Association, Pool #776954	2.50	11/15/42	92
135	Government National Mortgage Association, Pool #AA8341	2.50	2/15/28	140
71	Government National Mortgage Association, Pool #MA1133	2.50	7/20/28	74
129	Government National Mortgage Association, Pool #MA0601	2.50	12/20/27	134
25	Government National Mortgage Association, Pool #711729	2.50	3/15/43	25
73	Government National Mortgage Association, Pool #MA0908	2.50	4/20/28	75
24	Government National Mortgage Association, Pool #MA2890	2.50	6/20/45	24
167	Government National Mortgage Association, Pool #MA1283	2.50	9/20/43	169
67	Government National Mortgage Association, Pool #AA2934	3.00	7/15/42	70
431	Government National Mortgage Association, Pool #MA2444	3.00	12/20/44	448
379	Government National Mortgage Association, Pool #MA2825	3.00	5/20/45	393
402	Government National Mortgage Association, Pool #AA6149	3.00	3/20/43	417
86	Government National Mortgage Association, Pool #MA2797	3.00	5/20/30	90
491	Government National Mortgage Association, Pool #MA0391	3.00	9/20/42	510
180	Government National Mortgage Association, Pool #MA0205	3.00	7/20/27	189
421	Government National Mortgage Association, Pool #MA0153	3.00	6/20/42	437
377	Government National Mortgage Association, Pool #MA0461	3.00	10/20/42	392
222	Government National Mortgage Association, Pool #AA2654	3.00	6/15/43	231
292	Government National Mortgage Association, Pool #779084	3.00	4/15/42	303
145	Government National Mortgage Association, Pool #MA0851	3.00	3/20/43	150
808	Government National Mortgage Association, Pool #MA2147	3.00	8/20/44	839
136	Government National Mortgage Association, Pool #MA1265	3.00	9/20/28	142
201	Government National Mortgage Association, Pool #AG0440	3.00	8/15/43	208
2,365	Government National Mortgage Association, Pool #MA0624	3.00	12/20/42	2,455
368	Government National Mortgage Association, Pool #AD8433	3.00	7/15/43	382
341	Government National Mortgage Association, Pool #MA3104	3.00	9/20/45	353
397	Government National Mortgage Association, Pool #MA1374	3.00	10/20/43	412
49	Government National Mortgage Association, Pool #AN5756	3.00	7/15/45	51
139	Government National Mortgage Association, Pool #MA2600	3.00	2/20/45	144
397	Government National Mortgage Association, Pool #MA3309	3.00	12/20/45	412
339	Government National Mortgage Association, Pool #MA2960	3.00	7/20/45	352
723	Government National Mortgage Association, Pool #MA0462	3.50	10/20/42	767
540	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	572
194	Government National Mortgage Association, Pool #738602	3.50	8/15/26	206
682	Government National Mortgage Association, Pool #MA1090	3.50	6/20/43	723
96	Government National Mortgage Association, Pool #740798	3.50	1/15/42	102
428	Government National Mortgage Association, Pool #MA0022	3.50	4/20/42	454

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$618	Government National Mortgage Association, Pool #MA0852	3.50	3/20/43	$655
1,374	Government National Mortgage Association, Pool #MA0220	3.50	7/20/42	1,457
1,051	Government National Mortgage Association, Pool #MA2073	3.50	7/20/44	1,113
331	Government National Mortgage Association, Pool #MA1838	3.50	4/20/44	351
58	Government National Mortgage Association, Pool #MA1574	3.50	1/20/29	62
36	Government National Mortgage Association, Pool #MA1266	3.50	9/20/28	38
272	Government National Mortgage Association, Pool #MA1919	3.50	5/20/44	289
348	Government National Mortgage Association, Pool #MA0699	3.50	1/20/43	369
638	Government National Mortgage Association, Pool #MA0934	3.50	4/20/43	676
228	Government National Mortgage Association, Pool #778157	3.50	3/15/42	240
295	Government National Mortgage Association, Pool #AC3938	3.50	1/15/43	312
76	Government National Mortgage Association, Pool #796271	3.50	7/15/42	81
455	Government National Mortgage Association, Pool #MA2754	3.50	4/20/45	482
253	Government National Mortgage Association, Pool #AD2954	3.50	7/15/44	267
50	Government National Mortgage Association, Pool #AL8566	3.50	3/15/45	52
1,432	Government National Mortgage Association, Pool #MA2148	3.50	8/20/44	1,517
390	Government National Mortgage Association, Pool #MA2445	3.50	12/20/44	413
772	Government National Mortgage Association, Pool #MA3034	3.50	8/20/45	817
324	Government National Mortgage Association, Pool #MA2371	3.50	11/20/44	344
145	Government National Mortgage Association, Pool #AD2416	3.50	5/15/43	153
471	Government National Mortgage Association, Pool #MA2892	3.50	6/20/45	498
296	Government National Mortgage Association, Pool #713876	4.00	8/15/39	317
64	Government National Mortgage Association, Pool #779401	4.00	6/15/42	68
182	Government National Mortgage Association, Pool #753254	4.00	9/15/43	195
220	Government National Mortgage Association, Pool #MA1996	4.00	6/20/44	235
399	Government National Mortgage Association, Pool #MA1376	4.00	10/20/43	427
192	Government National Mortgage Association, Pool #MA2149	4.00	8/20/44	206
407	Government National Mortgage Association, Pool #MA1449	4.00	11/20/43	436
355	Government National Mortgage Association, Pool #MA2522	4.00	1/20/45	380
211	Government National Mortgage Association, Pool #MA1286	4.00	9/20/43	227
69	Government National Mortgage Association, Pool #766495	4.00	10/15/41	74
444	Government National Mortgage Association, Pool #MA2304	4.00	10/20/44	475
501	Government National Mortgage Association, Pool #MA2224	4.00	9/20/44	536
233	Government National Mortgage Association, Pool #MA2602	4.00	2/20/45	249
584	Government National Mortgage Association, Pool #MA2074	4.00	7/20/44	625
126	Government National Mortgage Association, Pool #MA0155	4.00	6/20/42	136
1,324	Government National Mortgage Association, Pool #005139	4.00	8/20/41	1,427
113	Government National Mortgage Association, Pool #AB1483	4.00	8/15/42	121
196	Government National Mortgage Association, Pool #740068	4.00	9/15/40	210
149	Government National Mortgage Association, Pool #738710	4.00	9/15/41	160
67	Government National Mortgage Association, Pool #004922	4.00	1/20/41	72
272	Government National Mortgage Association, Pool #MA0319	4.00	8/20/42	293
188	Government National Mortgage Association, Pool #AD5627	4.00	4/15/43	201
591	Government National Mortgage Association, Pool #MA1839	4.00	4/20/44	633
302	Government National Mortgage Association, Pool #MA1678	4.00	2/20/44	323
513	Government National Mortgage Association, Pool #MA1761	4.00	3/20/44	549
198	Government National Mortgage Association, Pool #AM8203	4.00	5/15/45	213
462	Government National Mortgage Association, Pool #MA2756	4.50	4/20/45	496
258	Government National Mortgage Association, Pool #MA0701	4.50	1/20/43	281
389	Government National Mortgage Association, Pool #MA1762	4.50	3/20/44	418
98	Government National Mortgage Association, Pool #MA1092	4.50	6/20/43	107
71	Government National Mortgage Association, Pool #738793	4.50	9/15/41	78
80	Government National Mortgage Association, Pool #729511	4.50	4/15/40	87
314	Government National Mortgage Association, Pool #005260	4.50	12/20/41	342
1,719	Government National Mortgage Association, Pool #004801	4.50	9/20/40	1,870
494	Government National Mortgage Association, Pool #717148	4.50	5/15/39	545
1,295	Government National Mortgage Association, Pool #721760	4.50	8/15/40	1,430
91	Government National Mortgage Association, Pool #675179	5.00	3/15/38	102
39	Government National Mortgage Association, Pool #MA0465	5.00	10/20/42	43
209	Government National Mortgage Association, Pool #604285	5.00	5/15/33	234
1,396	Government National Mortgage Association, Pool #004559	5.00	10/20/39	1,546
196	Government National Mortgage Association, Pool #694531	5.00	11/15/38	216
143	Government National Mortgage Association, Pool #712690	5.00	4/15/39	158
63	Government National Mortgage Association, Pool #782468	5.00	11/15/38	70
2	Government National Mortgage Association, Pool #673496	5.00	4/15/38	3
383	Government National Mortgage Association, Pool #782523	5.00	11/15/35	430

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$272	Government National Mortgage Association, Pool #MA2076	5.00	7/20/44	$295
183	Government National Mortgage Association, Pool #510835	5.50	2/15/35	207
82	Government National Mortgage Association, Pool #658181	5.50	11/15/36	94
268	Government National Mortgage Association, Pool #783284	5.50	6/20/40	296
37	Government National Mortgage Association, Pool #MA0466	5.50	10/20/42	40
175	Government National Mortgage Association, Pool #004245	6.00	9/20/38	199
349	Government National Mortgage Association, Pool #781959	6.00	7/15/35	403
157	Government National Mortgage Association, Pool #004222	6.00	8/20/38	178
48	Government National Mortgage Association, Pool #699237	6.50	9/15/38	55
19	Government National Mortgage Association, Pool #695773	6.50	11/15/38	22
2	Government National Mortgage Association, Pool #690789	6.50	5/15/38	2
550	Government National Mortgage Association, 30 YR TBA	3.00	4/20/46	570
175	Government National Mortgage Association, 30 YR TBA	3.00	5/20/46	181
4,320	Government National Mortgage Association, 30 YR TBA	3.50	4/20/46	4,565
525	Government National Mortgage Association, 30 YR TBA	3.50	5/20/46	554
725	Government National Mortgage Association, 30 YR TBA	4.00	4/20/46	775
75	Government National Mortgage Association, 30 YR TBA	4.00	5/20/46	80

	Total U.S. Government Agency Mortgages			179,109

	Yankee Dollars — 0.32%
100	Bank of Nova Scotia (Banks)	1.85	4/14/20	100
100	Bank of Nova Scotia (Banks)	2.13	9/11/19	102
200	Royal Bank of Canada (Banks)	1.20	9/19/17	199
150	Royal Bank of Canada (Banks)	1.88	2/5/20	151
100	Royal Bank of Canada (Banks)	2.20	9/23/19	102

	Total Yankee Dollars			654

	Mutual Fund — 10.65%
21,607,310	SSgA Treasury Money Market Fund (b)	0.00		21,607

	Total Mutual Fund			21,607

	Total Investments Before TBA Sale Commitments (cost $212,434) — 106.59%			216,191
	TBA Sale Commitments (c) — (2.49)%
$(1,000)	Fannie Mae, 15 YR TBA	4.00	4/25/31	$(1,041)
(300)	Fannie Mae, 15 YR TBA	3.50	4/25/31	(317)
(200)	Fannie Mae, 15 YR TBA	5.50	4/25/31	(207)
(700)	Fannie Mae, 30 YR TBA	5.00	4/25/46	(775)
(100)	Fannie Mae, 30 YR TBA	2.50	4/25/46	(100)
(700)	Fannie Mae, 30 YR TBA	4.50	4/25/46	(762)
(25)	Freddie Mac	2.50	4/15/46	(25)
(200)	Freddie Mac, Gold 15 YR TBA	4.50	4/15/31	(207)
(100)	Freddie Mac, Gold 15 YR TBA	4.00	4/15/31	(104)
(675)	Freddie Mac, Gold 30 YR TBA	4.50	4/15/46	(732)
(150)	Freddie Mac, Gold 30 YR TBA	5.00	4/15/46	(165)
(300)	Government National Mortgage Association, 30 YR TBA	5.00	4/20/46	(325)
(25)	Government National Mortgage Association, 30 YR TBA	4.50	4/20/46	(27)
(50)	Government National Mortgage Association, 30 YR TBA	2.50	4/20/46	(50)
(75)	Government National Mortgage Association, 30 YR TBA	3.00	4/15/46	(78)
(150)	Government National Mortgage Association, 30 YR TBA	4.50	4/15/46	(163)

	Total TBA Sale Commitments			(5,078)

	Liabilities in excess of other assets — (4.10)%			(8,323)

	Net Assets — 100.00%			$202,790

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2016.

(b)	The rate disclosed is the rate in effect on March 31, 2016.

(c)

Represents a “to be announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Portfolios of Investments.)

TBA — To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	Mellon Capital Management Corporation	HC Capital Solutions	Total
Asset Backed Securities	1.63%	—	1.63%
Collateralized Mortgage Obligations	5.67%	—	5.67%
U.S. Government Agency Mortgages	88.32%	—	88.32%
Yankee Dollars	0.32%	—	0.32%
Mutual Fund	4.25%	6.40%	10.65%
TBA Sale Commitments	-2.49%	—	-2.49%
Other Assets (Liabilities)	-4.09%	-0.01%	-4.10%

Total Net Assets	93.61%	6.39%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 100.90%
	Arizona — 6.03%
$650	Arizona State Transportation Board Grant Anticipation Notes Revenue, Series A	5.00	7/1/17	$685
460	Gilbert Arizona Public Facilities Municipal Property Corp. Revenue	5.00	7/1/17	485

				1,170

	Arkansas — 2.09%
400	Rogers Arkansas Sales & USE Tax Revenue	3.00	11/1/16	405

	Connecticut — 1.59%
300	Connecticut State Special Tax Obligation Revenue, Series A	3.00	8/1/17	309

	Florida — 4.82%
500	Broward County Florida School Board, Series A (Pre-Refunded/Escrowed to Maturity)	4.50	7/1/23	524
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	259
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	153

				936

	Illinois — 7.89%
425	McHenry County Illinois Conservation District, GO	5.00	2/1/20	486
475	Northbrook Illinois, GO, Series A	5.00	12/1/19	541
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	504

				1,531

	Iowa — 8.00%
500	Ames Iowa Refunding Corp. Purpose Bonds, GO, Series A	5.00	6/1/16	504
450	Waukee Iowa Community School District, GO, Series C	5.00	6/1/19	506
500	West Des Moines Iowa, GO, Series B	5.00	6/1/18	544

				1,554

	Maryland — 2.67%
450	Maryland State, GO, Series A	5.00	3/1/20	519

	Michigan — 10.55%
400	Michigan State Finance Authority Revenue, Trinity Health Corp. Revenue	5.00	12/1/18	442
1,000	Michigan State, GO, Series A	4.00	11/1/16	1,021
500	Oakland University Michigan Revenue	5.00	3/1/21	585

				2,048

	New Jersey — 0.75%
130	South Brunswick Township New Jersey, GO	4.00	9/1/20	145

	New Mexico — 2.76%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	536

	New York — 13.29%
525	Albany NY, GO, Series A	3.00	6/1/17	539
400	New York City, GO, Series B (AMBAC)	5.00	8/15/18	439
310	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, ETM (Pre-Refunded/Escrowed to Maturity)	5.00	11/1/17	331
1,190	New York City Transitional Finance Authority Future Tax Secured Revenue, Series D	5.00	11/1/17	1,271

				2,580

	Pennsylvania — 5.81%
525	Philadelphia Pennsylvania Authority For Industrial Development Temple University Revenue	5.00	4/1/21	615
475	Pleasant Valley Pennsylvania School District, GO (State Aid Withholding)	5.00	5/1/18	513

				1,128

	Tennessee — 2.84%
525	Tennessee State School Bond Authority Revenue, Series A	4.00	11/1/17	552

	Texas — 12.86%
450	Goose Creek Texas Consolidated Independent School District, GO, Callable 2/15/21 @ 100.00 (PSF-GTD)	5.00	2/15/22	529
430	Harris County Texas Senior Lien Toll Road Revenue, Series B	5.00	8/15/22	521
400	Hurst-Euless-Bedford Texas Independent School District, GO (PSF-GTD)	5.00	8/15/17	423
110	Katy Texas Independent School District, GO, Series A (PSF-GTD)	4.00	2/15/17	113
370	Missouri City Texas, GO	3.00	6/15/18	387
490	Rockwall Texas, GO	4.00	8/1/18	524

				2,497

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Utah — 2.64%
$500	Washington County Utah Water Conservancy District Revenue	5.25	10/1/16	$512

	Virginia — 1.31%
250	Virginia State Commonwealth Transportation Board Revenue, Series B	5.00	9/15/16	255

	Washington — 14.09%
475	Clark County Washington Public Utilities District No. 1 System Revenue	5.00	1/1/18	509
275	King County Washington, GO, Series B	4.00	12/1/16	281
215	King County Washington Sewer Revenue (Pre-Refunded/Escrowed to Maturity)	5.00	1/1/22	250
135	King County Washington Sewer Revenue, Callable 7/1/20 @ 100.00	5.00	1/1/22	159
500	Tacoma Washington Electric System Revenue, Series A	4.00	1/1/20	553
470	Washington State, GO, Series A (Pre-Refunded/Escrowed to Maturity)	5.00	7/1/30	514
420	Washington State, GO, Series C (Pre-Refunded/Escrowed to Maturity)	5.00	2/1/33	468

				2,734

	Wisconsin — 0.91%
175	Wisconsin State Clean Water Revenue, Series 3	5.00	6/1/16	176

	Total Municipal Bonds			19,587

	Mutual Fund — 0.55%
107,060	SSgA Treasury Money Market Fund (a)	0.00		107

	Total Mutual Fund			107

	Total Investments (cost $19,508) — 101.45%			19,694
	Liabilities in excess of other assets — (1.45)%			(282)

	Net Assets — 100.00%			$19,412

(a)	The rate disclosed is the rate in effect on March 31, 2016.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

GO — General Obligation

PSF-GTD — Public School Fund Guaranteed

As of March 31, 2016, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.04%
	Alabama — 2.12%
$2,500	Alabama State Public School & College Authority Revenue, Series B	5.00	1/1/19	$2,777
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,779
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,246

				8,802

	Alaska — 0.63%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,613

	Arizona — 1.94%
1,500	Phoenix Arizona Civic Improvement Corp. Wastewater System Revenue, Junior Lien	5.00	7/1/21	1,787
5,250	Tucson Arizona Water System Revenue, Series A	5.00	7/1/21	6,220

				8,007

	Arkansas — 0.34%
1,200	Arkansas State Development Finance Authority Hospital Revenue, Series B	5.00	2/1/23	1,423

	California — 10.17%
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,678
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,745
3,325	California State Department of Water Resources Revenue, Central Valley Project	5.25	7/1/22	3,337
1,000	California State Public Works Board Lease Revenue, Series B	5.00	10/1/21	1,194
1,480	Los Angeles California Wastewater System Revenue, Series D	5.00	6/1/21	1,769
2,500	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/20	2,915
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	1,972
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,707
1,250	North Natomas California Community Facilities District Special Tax Revenue, Series E	5.00	9/1/18	1,345
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,072
3,925	San Francisco California City & County Airports Commission International Terminal Revenue, Series F, AMT, Callable 5/1/21 @ 100.00	5.00	5/1/22	4,566
65	University of California Revenue, Series Q, Callable 5/15/17 @ 100.00	5.25	5/15/23	69
1,500	University of California Revenue, Series AO	5.00	5/15/20	1,744

				42,113

	Colorado — 2.66%
3,495	Colorado State Educational & Cultural Facilities Authority Revenue, Series B	5.00	4/1/19	3,886
5,000	Colorado State Health Facilities Authority Revenue, Catholic Health Initiatives, Series D-3, Callable 11/12/21 @ 100.00 (a)	5.00	10/1/38	5,796
1,150	Denver City & County Colorado Airport Revenue, Series A, AMT, Callable 7/1/16 @ 100.00	5.00	11/15/19	1,288

				10,970

	Connecticut — 1.15%
2,500	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series A	5.00	9/1/21	2,961
1,570	Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, Series B	5.00	8/1/20	1,817

				4,778

	Florida — 8.73%
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,237
2,500	Citizens Property Insurance Corp. Florida Revenue, Senior Secured Bonds, Series A-1	5.00	6/1/19	2,796
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1, Callable 12/1/19 @ 100.00	5.00	6/1/20	5,668
2,000	Florida State Municipal Power Agency Revenue, Series A (Pre-Refunded/Escrowed to Maturity)	5.25	10/1/22	2,286
4,435	Florida State Turnpike Authority Revenue, Department of Transportation, Series C	5.00	7/1/20	5,151
1,285	Greater Orlando Florida Aviation Authority Airport Facilities Revenue, Series A	5.00	10/1/21	1,509
1,100	JEA Florida Electric System Revenue, Series A	5.00	10/1/20	1,280

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,600	Lee County Florida Transportation Facilities Revenue (AGM)	5.00	10/1/20	$1,856
4,570	Miami-Dade County Florida Aviation Revenue, Series A	5.00	10/1/21	5,374
2,000	Orange Country Florida Tourist Development Tax Revenue	5.00	10/1/20	2,333
1,845	Palm Beach County Florida School Board, Series D	5.00	8/1/21	2,177
1,750	South Florida Water Management District Cops, CP	5.00	10/1/21	2,083
1,155	Tampa Bay Florida Water Regional Supply Authority Utility System Revenue	5.00	10/1/20	1,347

				36,097

	Georgia — 5.16%
1,000	Atlanta Georgia Development Authority Revenue, Series A-1	5.00	7/1/23	1,216
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00 (ETM)	6.00	11/1/21	4,293
1,700	Atlanta Georgia Water & Wastewater Revenue, Series B	5.00	11/1/19	1,938
3,050	Georgia State Municipal Gas Authority Revenue, Gas Portfolio III Project, Series U	5.00	10/1/21	3,600
2,000	Main Street Natural Gas, Inc. Georgia Gas Revenue, Series A (JP Morgan Chase & Co.)	5.00	3/15/19	2,202
4,500	Metropolitan Atlanta Georgia Rapid Transit Authority Sales Tax Revenue, Series A (NATL-RE)	5.00	7/1/19	5,086
1,620	Municipal Electric Authority of Georgia Revenue, Series A	5.00	1/1/21	1,890
1,000	Municipal Electric Authority of Georgia Revenue, Series D, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,105

				21,330

	Illinois — 4.21%
98	Chicago Illinois Certificates of Participation, Tax Increment Allocation Revenue, Diversey/Narragansett Project, Series NT, Callable 2/11/16 @ 100.00 (b)	7.46	2/15/26	69
3,190	Chicago Illinois Park District, GO, Series D	5.00	1/1/21	3,591
1,000	Chicago Illinois Wastewater Transmission Revenue, Series C	5.00	1/1/21	1,113
1,205	City of Chicago Illinois Water Revenue	4.00	11/1/19	1,288
1,500	Chicago Illinois Water Revenue	4.00	11/1/21	1,620
1,240	Illinois State Finance Authority Revenue, Series B	5.00	5/1/22	1,477
1,500	Illinois State Finance Authority Revenue, University of Chicago, Series A	5.00	10/1/20	1,738
2,500	Illinois State Sales Tax Revenue (NATL-RE)	5.75	6/15/18	2,743
3,500	Railsplitter Illinois Tobacco Settlement Authority Revenue	5.00	6/1/18	3,781

				17,420

	Indiana — 0.57%
1,000	Indiana State Finance Authority Revenue, Stadium Project, Series A	5.00	2/1/23	1,213
1,000	Richmond Indiana Hospital Authority Revenue, Reid Hospital & Health Care, Series A	5.00	1/1/21	1,156

				2,369

	Kansas — 0.28%
1,185	Kansas State Department of Transportation Highway Revenue, Series B-5 (a)	0.69	9/1/19	1,177

	Louisiana — 2.68%
1,000	Louisiana Stadium & Exposition District, Series A	5.00	7/1/18	1,086
2,850	Louisiana State Citizens Property Insurance Corp. Revenue (AGM)	5.00	6/1/22	3,408
6,000	Tobacco Settlement Financing Corp. Louisiana Revenue, Series A	5.00	5/15/19	6,634

				11,128

	Massachusetts — 3.30%
4,730	Massachusetts State Educational Financing Authority Revenue, Series K	5.00	7/1/19	5,148
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,646
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,494
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,402

				13,690

	Michigan — 4.87%
2,300	Michigan State Finance Authority Revenue, Beaumont Health Credit Group	4.00	8/1/20	2,529
2,000	Michigan State Finance Authority Revenue, Detroit School District, Series A (Q-SBLF)	5.00	5/1/21	2,318
4,000	Michigan State Finance Authority Revenue, Series D1 (AGM)	5.00	7/1/21	4,652
4,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	4,369
1,000	Michigan State Finance Authority Revenue, Series D-1	5.00	7/1/21	1,160

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Michigan (continued)
$2,000	Michigan State, GO, Series A	5.00	11/1/19	$2,280
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,773
1,000	Wayne County Michigan Airport Authority Revenue, Series A, AMT	5.00	12/1/19	1,111

				20,192

	Minnesota — 0.26%
1,000	Western Minnesota Municipal Power Agency Revenue, Series A	4.00	1/1/19	1,083

	Missouri — 1.55%
2,500	Kansas City Missouri Airport Revenue, Series A, AMT	5.00	9/1/20	2,862
1,600	Missouri State Joint Municipal Electric Utility Commission Power Project Revenue, Series A	5.00	1/1/21	1,866
1,500	Missouri State Development Finance Board Infrastructure Facilities Revenue, Branson Landing Project, Series A	5.00	6/1/20	1,715

				6,443

	Nevada — 1.39%
4,865	Las Vegas Valley Nevada Water District, GO, Series A	5.00	6/1/21	5,737

	New Jersey — 2.53%
750	New Jersey State Health Care Facilities Financing Authority Revenue, Virtua Health, Inc.	5.00	7/1/19	842
3,750	New Jersey State Economic Development Authority Revenue, School Facilities Construction, Series NN	5.00	3/1/21	4,093
5,000	New Jersey State Higher Education Assistance Authority Senior Revenue, Series 2015-1A	5.00	12/1/20	5,551

				10,486

	New Mexico — 0.84%
1,000	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Series B (Royal Bank of Canada) (a)	0.94	2/1/19	984
2,500	New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue, Callable 2/1/19 @ 100.00 (SPA) (a)	1.04	11/1/39	2,474

				3,458

	New York — 11.85%
2,500	Long Island New York Power Authority Electricity System Revenue, Series C, Callable 5/1/18 @ 100.00 (a)	1.19	5/1/33	2,504
2,110	Metropolitan Transportation Authority New York Revenue, Series A-1	5.00	11/15/22	2,555
2,000	Metropolitan Transportation Authority New York Revenue, Series B	5.00	11/15/22	2,422
1,000	Metropolitan Transportation Authority New York Revenue, Series F	5.00	11/15/20	1,166
3,020	New York State, GO, Series E, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,406
3,250	New York State, GO, Series G	5.00	8/1/19	3,671
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,858
1,520	New York City Transitional Finance Authority Building AID Revenue, Series S-2 (State Aid Withholding)	5.00	7/15/21	1,800
210	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	211
1,165	New York State Dormitory Authority Revenues Non State Supported Debt, Icahn School of Medicine at Mount Sinai, Series A	5.00	7/1/21	1,366
2,400	New York State Dormitory Authority State Personal Income Tax Revenue, Series E	5.00	3/15/20	2,757
1,200	New York State Thruway Authority Revenue, Series J	5.00	1/1/20	1,370
5,000	New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Series A	5.00	5/1/19	5,594
3,255	New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Associates	5.00	1/1/21	3,755
2,000	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/22	2,372
4,500	Port Authority of New York & New Jersey New York Revenue, Consolidated 185th, AMT	5.00	9/1/23	5,404
3,000	Sales Tax Asset Receivable Corp. New York Revenue, Series A	5.00	10/15/19	3,426
2,500	Triborough New York Bridge & Tunnel Authority Revenue, Series 2003B-2, Callable 6/3/19 @ 100.00 (a)(c)	0.64	1/1/33	2,472

				49,109

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Ohio — 2.74%
$6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	$7,275
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System (MBIA)	5.50	10/15/25	1,176
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	2,956

				11,407

	Pennsylvania — 2.79%
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,261
3,000	Philadelphia Pennsylvania Gas Works Revenue	5.00	8/1/21	3,515
2,500	Philadelphia Pennsylvania School District, GO, Series C, Callable 9/1/20 @ 100.00 (State Aid Withholding)	5.00	9/1/21	2,742
1,590	Pittsburgh Pennsylvania Water & Sewer Authority Revenue, First Lien, Series A (AGM)	5.00	9/1/19	1,776
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,269

				11,563

	South Carolina — 0.96%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,023

	Tennessee — 0.57%
2,000	Tennessee State Energy Acquisition Corp. Gas Revenue, Series A (Goldman Sachs Group, Inc.)	5.25	9/1/21	2,347

	Texas — 15.41%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	1,938
1,000	Austin Texas Community College District, GO	5.00	8/1/23	1,239
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E, AMT	5.00	11/1/19	3,956
3,500	Dallas-Fort Worth Texas International Airport Revenue, Series E	5.00	11/1/22	4,170
20	Dallas Texas, GO, Series A (ETM)	5.00	2/15/18	22
2,090	Dickinson Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,458
1,000	El Paso Texas Water & Sewer Revenue	5.00	3/1/22	1,200
2,800	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/19	3,118
3,235	Harris County Houston Texas Sports Authority Revenue, Series A	5.00	11/15/20	3,749
1,450	Houston Texas Community College Revenue	5.00	4/15/21	1,716
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,313
2,500	Houston Texas Utility System Revenue (a)	1.30	5/15/34	2,496
1,000	Love Field Texas Airport Modernization Corp. General Airport Revenue, AMT	5.00	11/1/22	1,189
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/21	1,171
1,000	Lower Colorado River Texas Authority Transmission Contract Revenue	5.00	5/15/22	1,192
3,400	North East Texas Independent School District, GO (PSF-GTD)	5.00	2/1/20	3,890
1,695	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,013
2,500	North Texas Tollway Authority Revenue, Series A	5.00	1/1/22	2,933
2,000	Plano Texas Independent School District, GO, Series B (PSF-GTD)	5.00	2/15/21	2,326
2,345	Retama Texas Development Corp. Special Facilities Revenue (ETM)	8.75	12/15/18	2,809
1,070	Sam Rayburn Texas Municipal Power Agency Revenue	5.00	10/1/20	1,227
2,000	San Antonio Texas, GO	5.00	2/1/20	2,298
4,150	San Antonio Texas Electricity & Gas Revenue, Junior Lien	5.00	2/1/20	4,761
1,175	San Antonio Texas Water Revenue, Junior Lien, Series A	5.00	5/15/22	1,419
2,500	Texas State College Student Loan, GO, AMT	5.50	8/1/19	2,856
4,365	Texas State College Student Loan, GO	5.00	8/1/22	5,199

				63,658

	Washington — 3.77%
1,155	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series A	5.00	7/1/20	1,341
1,070	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/20	1,215
1,650	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/21	1,914
1,420	Grant County Washington Public Utilities District #2 Priest Rapids Hydro Electric Revenue, Series B, AMT	5.00	1/1/22	1,671
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,162

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,000	Port of Seattle Washington Revenue, Series C, AMT	5.00	4/1/22	$1,188
2,500	Washington State, GO, Series B	5.00	7/1/23	3,086
2,500	Washington State Motor Vehicle Fuel Tax, GO, Series C	5.00	2/1/21	2,946
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,131

				15,654

	Wisconsin — 1.57%
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/22	1,196
1,000	Public Finance Authority Wisconsin Lease Development Revenue	5.00	3/1/23	1,216
1,000	Wisconsin State Health & Educational Facilities Authority Health Facilities Revenue, Unity Point Health, Series A	5.00	12/1/21	1,184
2,500	Wisconsin State, GO, Series B	5.00	5/1/20	2,894

				6,490

	Total Municipal Bonds			393,567

	Corporate Bond — 0.00%
3,939	ASC Equipment (Trading Companies & Distributors) (d)	5.13	3/1/08	—

	Total Corporate Bond			—

	Time Deposit — 0.34%
1,423	State Street Liquidity Management Control System Eurodollar Time Deposit	0.01	4/1/16	1,423

	Total Time Deposit			1,423

	Mutual Fund — 4.96%
20,551,115	SSgA Treasury Money Market Fund (d)	0.00		20,551

	Total Mutual Fund			20,551

	Total Investments (cost $404,864) — 100.34%			415,541
	Liabilities in excess of other assets — (0.34)%			(1,416)

	Net Assets — 100.00%			$414,125

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Variable Rate Security. The rate reflected is the rate in effect on March 31, 2016. The maturity date represents actual maturity date.

(b)	These securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio’s net assets.

(c)	Continuously callable.

(d)	The rate disclosed is the rate in effect on March 31, 2016.

AGM — Assured Guaranty Municipal Corporation

AMT — Alternative Minimum Tax

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GO — General Obligation

GTY — Guaranty

MBIA — Municipal Bond Insurance Association

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Public School Fund Guaranteed

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond Portfolio	Standish Mellon Asset Management Company	HC Capital Solutions	Total
Municipal Bonds	95.04%	—	95.04%
Corporate Bond	0.00%	—	0.00%
Time Deposit	0.34%	—	0.34%
Mutual Fund	—	4.96%	4.96%
Other Assets (Liabilities)	-0.34%	0.00%	-0.34%

Total Net Assets	95.04%	4.96%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.71%
	Alabama — 8.69%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,684
1,235	Birmingham Alabama, GO, Series A, Callable 6/1/24 @ 100.00	5.00	12/1/26	1,514
1,415	Birmingham Alabama Special Care Facilities Financing Authority Health Care Revenue, Children’s Hospital of Alabama, Callable 6/1/25 @ 100.00	5.00	6/1/29	1,666
1,000	Pell City Alabama, GO, Series A, Callable 2/1/25 @ 100.00	5.00	2/1/26	1,222
500	Tuscaloosa Alabama, GO, Series C	3.00	1/1/18	520

				6,606

	Arizona — 0.21%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	162

	California — 1.52%
620	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00 (ETM)	5.00	5/1/22	719
380	California State Department Water Resources Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	439

				1,158

	Connecticut — 1.92%
1,200	Connecticut State Special Tax Obligation Revenue, Series A, Callable 8/1/25 @ 100.00	5.00	8/1/29	1,463

	Florida — 14.15%
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,569
1,400	Lee County Florida School Board Certificates of Participation, Series A, Callable 8/1/24 @ 100.00	5.00	8/1/27	1,660
750	Miami-Dade County Florida, GO, Series A, Callable 11/1/24 @ 100.00	5.00	11/1/27	935
1,250	Miami-Dade County Florida School Board, Series A, Callable 11/1/16 @ 100.00 (Insurance/Program – AMBAC)	5.00	11/1/31	1,281
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,177
1,085	Orange County Florida School Board Certificates of Participation, Series A	5.00	8/1/23	1,331
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,026
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,790

				10,769

	Hawaii — 2.31%
1,500	Honolulu City & County Hawaii, GO, Series B, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,760

	Idaho — 2.01%
1,285	Idaho State Housing & Finance Association, Grant & Revenue Anticipation Federal Highway Trust, Series A	5.00	7/15/22	1,531

	Kansas — 0.42%
300	Douglas County Kansas Unified School District#497, GO, Series A	5.00	9/1/17	318

	Maryland — 1.97%
1,330	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	1,500

	Massachusetts — 0.97%
600	Massachusetts State, GO, Series A	5.00	3/1/23	740

	Michigan — 1.42%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,082

	Minnesota — 0.58%
400	Crow Wing County Minnesota, GO, Series A	5.00	2/1/19	442

	Nebraska — 1.38%
1,000	Lincoln Nebraska Waterworks Revenue	3.00	8/15/18	1,051

	Nevada — 4.37%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	983
1,105	Las Vegas Valley Nevada Water District, GO, Series B	5.00	12/1/24	1,379
800	Nevada State System of Higher Education Certificates of Participation, Series A, Callable 7/1/24 @ 100.00	5.00	7/1/26	969

				3,331

	New York — 3.36%
1,495	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	1,779

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (continued) — March 31, 2016 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$625	New York State Dormitory Authority State Personal Income Tax Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/26	$768

				2,547

	Ohio — 8.37%
700	American Municipal Power, Inc. Revenue, Series A, Callable 2/15/24 @ 100.00	5.00	2/15/27	836
1,600	Columbus Ohio State, GO, Series 1, Callable 7/1/23 @ 100.00	5.00	7/1/24	1,976
1,400	Cuyahoga County Ohio, GO, Series A	5.00	12/1/19	1,597
1,000	Ohio State, GO, Series B	5.00	9/15/17	1,062
750	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	894

				6,365

	Oklahoma — 2.97%
850	Edmond Oklahoma Public Works Authority Sales Tax & Utility System Revenue	3.00	7/1/16	854
200	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	2.00	7/1/16	201
1,150	Oklahoma State Capital Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	1,210

				2,265

	Pennsylvania — 3.65%
1,375	Blairsville-Saltsburg School District, GO (BAM State Aid Withholding)	5.00	3/15/23	1,639
1,000	Pennsylvania State, GO, Series A	5.00	5/1/20	1,140

				2,779

	South Carolina — 1.61%
1,100	Richland County School District No. 2, GO, Series A, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,226

	Texas — 14.99%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,492
1,500	Harris County Texas Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Callable 10/1/25 @ 100.00	5.00	10/1/27	1,848
300	La Porte Texas Independent School District, GO	4.00	2/15/17	309
500	Lewisville Texas Water & Sewer Revenue	3.00	2/15/17	510
1,000	San Antonio Texas Electric & Gas Systems Revenue, Series D	5.00	2/1/17	1,036
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,594
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	1,874
1,500	Texas State Water Development Board Revenue, Series A, Callable 10/15/25 @ 100.00	5.00	4/15/26	1,916
750	Webb County Texas, GO	4.50	2/15/19	824

				11,403

	Washington — 15.17%
500	Everett Washington Water & Sewer Revenue	5.00	12/1/17	535
1,000	King County Washington, GO	5.25	1/1/23	1,245
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,663
750	King County Washington Sewer Revenue	5.00	1/1/20	860
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,719
1,150	Skagit County Washington, GO	4.00	12/1/17	1,212
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,735
1,800	Washington State, GO, Series R-2011-A	5.00	1/1/18	1,933
600	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series A	5.00	10/1/17	636

				11,538

	Wisconsin — 1.67%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,269

	Total Municipal Bonds			71,305

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

The Intermediate Term Municipal Bond II Portfolio

Portfolio of Investments (concluded) — March 31, 2016 (Unaudited)

Shares		Rate %	Value (000)
	Mutual Fund — 5.22%
3,968,741	SSgA Treasury Money Market Fund (a)	0.00	$3,969

	Total Mutual Fund		3,969

	Total Investments (cost $71,880) — 98.93%		$75,274
	Other assets in excess of liabilities — 1.07%		814

	Net Assets — 100.00%		$76,088

(a)	The rate disclosed is the rate in effect on March 31, 2016.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager.

The Intermediate Term Municipal Bond II Portfolio	Breckinridge Capital Advisors, Inc.	HC Capital Solutions	Total
Municipal Bonds	93.71%	—	93.71%
Mutual Fund	0.23%	4.99%	5.22%
Other Assets (Liabilities)	1.09%	-0.02%	1.07%

Total Net Assets	95.03%	4.97%	100.00%

See accompanying notes to portfolio of investments.

HC CAPITAL TRUST

Notes to Portfolios of Investments — March 31, 2016 (Unaudited)

1.    DESCRIPTION.    HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of March 31, 2016, the Trust offered twenty-two separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”), The Institutional Small Capitalization-Mid Capitalization Equity Portfolio (“Institutional Small Cap-Mid Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (“Commodity Portfolio”), The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The Inflation Protected Securities Portfolio (“Inflation Protected Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”). The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are diversified Portfolios under the 1940 Act. The Real Estate Portfolio, the ESG Growth Portfolio, and the Catholic SRI Growth Portfolio are non-diversified Portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.    SIGNIFICANT ACCOUNTING POLICIES.    The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their Portfolios of Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.    Portfolio Valuation.    The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

B.    Securities Valuation.    Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange-Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on that exchange provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:    Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities and Inflation Indexed Bonds): Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

Asset Backed and Mortgage Backed Securities:    In addition to the inputs discussed above for fixed income securities, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

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Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

Short-Term Obligations:    Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of March 31, 2016 (amounts in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks	$466,903	$—	$—	$466,903
Contingent Rights	—	12	—	12
Time Deposit	—	136	—	136
Mutual Funds	95,120	—	—	95,120
Repurchase Agreement	—	464	—	464

Total Investments	$562,023	$612	$—	$562,635

Other Financial Instruments[1]
Futures	1,881	—	—	1,881
Institutional Value Portfolio
Common Stocks	$679,691	$—	$—	$679,691
Contingent Rights	—	20	—	20
Time Deposit	—	267	—	267
Mutual Funds	199,288	—	—	199,288
Repurchase Agreement	—	564	—	564

Total Investments	$878,979	$851	$—	$879,830

Other Financial Instruments[1]
Futures	4,570	—	—	4,570
Growth Portfolio
Common Stocks	$620,012	$—	$—	$620,012
Time Deposit	—	11,344	—	11,344
Mutual Funds	131,886	—	—	131,886
Repurchase Agreement	—	6,873	—	6,873

Total Investments	$751,898	$18,217	$—	$770,115

Other Financial Instruments[1]
Futures	3,086	—	—	3,086
Institutional Growth Portfolio
Common Stocks	$1,001,550	$—	$—	$1,001,550
Time Deposit	—	14,544	—	14,544
Mutual Funds	233,379	—	—	233,379
Repurchase Agreement	—	17,911	—	17,911

Total Investments	$1,234,929	$32,455	$—	$1,267,384

Other Financial Instruments[1]
Futures	5,907	—	—	5,907
Small Cap-Mid Cap Portfolio
Common Stocks	$84,166	$—	$—	$84,166
Contingent Rights	—	—	—	—
Warrant	—	—	—	—
Time Deposit	—	2,658	—	2,658
Mutual Funds	9,648	—	—	9,648
Repurchase Agreement	—	241	—	241

Total Investments	$93,814	$2,899	$—	$96,713

Other Financial Instruments[1]
Futures	199	—	—	199
Institutional Small Cap-Mid Cap Portfolio
Common Stocks	$152,550	$—	$—	$152,550
Contingent Rights	—	—	—	—
Time Deposit	—	5,131	—	5,131
Mutual Funds	25,131	—	—	25,131
Repurchase Agreement	—	735	—	735

Total Investments	$177,681	$5,866	$—	$183,547

Other Financial Instruments[1]
Futures	597	—	—	597
Real Estate Portfolio
Common Stocks	$125,919	$—	$—	$125,919
Mutual Funds	17,443	—	—	17,443

Total Investments	$143,362	$—	$—	$143,362

Other Financial Instruments[1]
Futures	314	—	—	314
Commodity Portfolio
Common Stocks	$690,632	$3,897	$—	$694,529

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Commodity Portfolio (continued)
Preferred Stocks	$4,120	$—	$—	$4,120
Corporate Bonds	—	1,527	—	1,527
Global Bonds	—	669	—	669
U.S. Government Agency Securities	—	7,399	—	7,399
U.S. Government Agency Mortgages	—	1,169	—	1,169
U.S. Treasury Obligations	—	7,418	—	7,418
Yankee Dollars	—	1,637	—	1,637
Time Deposit	—	6,342	—	6,342
Mutual Funds	278,156	—	—	278,156
Purchased Options	51	43	—	94
Repurchase Agreements	—	41,278	—	41,278

Total Investments	$972,959	$71,379	$—	$1,044,338

Other Financial Instruments[1]
Futures	5,809	—	—	5,809
Forward Currency Contracts	—	1	—	1
Written Options & Swaptions	(5)	(13)	—	(18)
Total Return Swap Agreements	—	8	—	8
Interest Rate Swap Agreements	—	(210)	—	(210)
Commodity Forward Swap Agreements	—	12	—	12
Commodity Swap Agreements	—	14	—	14
Variance Swap Agreements	—	18	—	18
ESG Growth Portfolio
Common Stocks	$120,794	$—	$—	$120,794
Preferred Stock	59	—	—	59
Mutual Funds	201	—	—	201

Total Investments	$121,054	$—	$—	$121,054

Catholic SRI Growth Portfolio
Common Stocks	$19,753	$—	$—	$19,753
Preferred Stock	8	—	—	8
Mutual Fund	43	—	—	43

Total Investments	$19,804	$—	$—	$19,804

International Portfolio
Common Stocks	$926,826	$409	$—	$927,235
Preferred Stocks	11,203	—	—	11,203
Time Deposit	—	17,343	—	17,343
Mutual Funds	188,060	—	—	188,060
Repurchase Agreement	—	10,979	—	10,979

Total Investments	$1,126,089	$28,731	$—	$1,154,820

Other Financial Instruments[1]
Futures	(9)	—	—	(9)
Institutional International Portfolio
Common Stocks	$2,347,679	$2,610	$—	$2,350,289
Preferred Stocks	24,493	—	—	24,493
Rights	6	—	—	6
Contingent Right	—	—	—	—
U.S. Treasury Obligation	—	40	—	40
Time Deposit	—	23,182	—	23,182
Mutual Funds	138,088	—	—	138,088
Repurchase Agreement	—	31,746	—	31,746

Total Investments	$2,510,266	$57,578	$—	$2,567,844

Other Financial Instruments[1]
Futures	100	—	—	100
Emerging Markets Portfolio
Common Stocks	$1,568,275	$10,335	$—	$1,578,610
Preferred Stocks	44,733	—	—	44,733
Contingent Rights	6	—	—	6
Time Deposit	—	9,952	—	9,952
Mutual Funds	136,174	—	—	136,174
Repurchase Agreement	—	28,462	—	28,462

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Emerging Markets Portfolio (continued)
Total Investments	$1,749,188	$48,749	$—	$1,797,937

Other Financial Instruments[1]
Futures	$117	$—	$—	$117
Core Fixed Income Portfolio
Asset Backed Securities	$—	$419	$—	$419
Collateralized Mortgage Obligations	—	1,571	—	1,571
U.S. Government Agency Mortgages	—	23,945	—	23,945
U.S. Government Agency Securities	—	1,143	—	1,143
Corporate Bonds	—	31,724	—	31,724
U.S. Treasury Obligations	—	15,517	—	15,517
Yankee Dollars	—	6,141	—	6,141
Time Deposit	—	16	—	16
Mutual Funds	7,106	—	—	7,106

Total Investments	$7,106	$80,476	$—	$87,582

TBA Sale Commitments	$—	$(1,238)	$—	$(1,238)
Fixed Opportunity Portfolio
Asset Backed Security	$—	$5,248	$—	$5,248
Bank Loan Obligations	—	2,298	—	2,298
Collateralized Mortgage Obligations	—	136,771	—	136,771
Corporate Bonds	—	381,001	—	381,001
Yankee Dollars	—	85,735	—	85,735
Preferred Stock	173	—	—	173
Time Deposit	—	17,099	—	17,099
Mutual Funds	139,083	—	—	139,083
Repurchase Agreement	—	6,546	—	6,546

Total Investments	$139,256	$634,698	$—	$773,954

Other Financial Instruments[1]
Futures	148	—	—	148
Forward Currency Contracts	—	(138)	—	(138)
U.S. Government Fixed Income Portfolio
U.S. Government Agency Securities	$—	$12,864	$—	$12,864
Corporate Bond	—	273	—	273
U.S. Treasury Obligations	—	184,111	—	184,111
Yankee Dollar	—	142	—	142
Time Deposit	—	199	—	199
Mutual Fund	34,865	—	—	34,865

Total Investments	$34,865	$197,589	$—	$232,454

Inflation Protected Portfolio
U.S. Treasury Obligations	$—	$469,883	$—	$469,883
Mutual Fund	25,945	—	—	25,945

Total Investments	$25,945	$469,883	$—	$495,828

U.S. Corporate Fixed Income Portfolio
Corporate Bonds	$—	$219,366	$—	$219,366
Yankee Dollars	—	40,217	—	40,217
Mutual Funds	3,137	—	—	3,137

Total Investments	$3,137	$259,583	$—	$262,720

U.S. Mortgage/Asset Backed Fixed Income Portfolio
Asset Backed Securities	$—	$3,313	$—	$3,313
Collateralized Mortgage Obligations	—	11,508	—	11,508
U.S. Government Agency Mortgages	—	179,109	—	179,109
Yankee Dollars	—	654	—	654
Mutual Fund	21,607	—	—	21,607

Total Investments	$21,607	$194,584	$—	$216,191

TBA Sale Commitments	$—	$(5,078)	$—	$(5,078)
Short-Term Municipal Portfolio
Municipal Bonds	$—	$19,587	$—	$19,587
Mutual Fund	107	—	—	107

Total Investments	$107	$19,587	$—	$19,694

Intermediate Municipal Portfolio
Municipal Bonds	$—	$393,567	$—	$393,567
Corporate Bond	—	—	—	—
Time Deposit	—	1,423	—	1,423

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

Portfolio	LEVEL 1 – Quoted Prices	LEVEL 2 – Other Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Intermediate Municipal Portfolio (continued)
Mutual Fund	$20,551	$—	$—	$20,551

Total Investments	$20,551	$394,990	$—	$415,541

Intermediate Municipal II Portfolio
Municipal Bonds	$—	$71,305	$—	$71,305
Mutual Fund	3,969	—	—	3,969

Total Investments	$3,969	$71,305	$—	$75,274

Amounts designated as “—” are $0 or have been rounded to $0.

[1]

Other Financial Instruments are derivative instruments not reflected in the total investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers from Level 2 to Level 1 as of March 31, 2016

There were however, transfers from Level 1 to Level 2 due to fair value events as of March 31, 2016.

Portfolio	Transfers from Level 1 to Level 2 (000)
Institutional International Portfolio
Common Stocks	$1,505
Emerging Markets Portfolio
Common Stocks	10,335

C.    Securities Transactions and Investment Income.    For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.    Restricted Securities.    A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At March 31, 2016, Commodity Portfolio held illiquid restricted securities representing 0.02% of net assets. The illiquid restricted securities held as of March 31, 2016 are identified below:

Security	Acquisition Date	Acquisition Cost (000)	Principal Amount (000)	Fair Value (000)
Commodity Portfolio
UBS Group Funding, 4/14/21	3/29/16	$200	$200	$200

		$200		$200

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

E.    Repurchase Agreements.    Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Trust at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

F.    TBA Purchase and Sale Commitments.    Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

G.    Derivative Instruments.    Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.

Forward Currency Contracts:    Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio could be exposed to credit risk if the counterparty is unable to meet the terms of a forward contract, or market risk if the value of the currency changes unfavorably.

Financial Futures Contracts:    Certain of the Portfolios may be subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Purchased Options Contracts:    Certain of the Portfolios may be subject to equity price risk, commodities price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price.

Written Options Contracts:    Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities, certain of the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to the current value of the options written. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Commodity Portfolio had the following transactions in written call and put options during the quarter ended March 31, 2016:

			Premiums
	Number of	Notional	Received
	Contracts	(000)[1]	(000)
Options outstanding at December 31, 2015	(142)	$(4,727)	$(203)
Options written	(100,014)	(1,470)	(25)
Options exercised	—	—	—
Options expired	(1,049,953)	4,727	50
Options closed	1,050,099	—	149

Options outstanding at March 31, 2016	(100,010)	$(1,470)	$(29)

[1]	Includes swaptions.

Swap Agreements:    Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Interest Rate Swaps:    Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. In order to reduce such risks, certain Portfolios may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps

HC CAPITAL TRUST

Notes to Portfolios of Investments (continued) — March 31, 2016 (Unaudited)

include changes in market conditions which will affect their value or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life.

Total Return Swaps:    Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount is recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.

Variance Swaps:    Certain of the Portfolios may invest in variance swaps to gain or mitigate exposure to the underlying reference securities. Variance swaps involve two parties agreeing to exchange cash flows based on the measured variance (or square of the volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swaps is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of swap is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of swaps are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at March 31, 2016 is disclosed in the swap tables included in the Portfolios of Investments.

H.    Inflation Indexed Bonds.    Certain of the Portfolios may invest in inflation-indexed bonds, which are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

HC CAPITAL TRUST

Notes to Portfolios of Investments (concluded) — March 31, 2016 (Unaudited)

I.    Bank Loans.    Certain Portfolios may invest in bank loans, which generally have interest rates which are reset periodically by reference to a base lending rate plus a premium. These base rates are primarily the London-Interbank Offered Rate, and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the anticipated or actual maturity may be considerably earlier than the stated maturity shown in the Portfolio of Investments.

All or a portion of any bank loans may be unfunded. The Portfolio is obligated to fund any commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Portfolio of Investments. At March 31, 2016, none of the Portfolios invested in bank loans.

J.    Securities Lending.    Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower. Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds investing in U.S. Treasury Obligations. A Portfolio bears the risk of such investments. Securities on loan at March 31, 2016 are presented in the Portfolio of Investments.

Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.

K.    Basis for Consolidation for the Commodity Portfolio.    The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of each of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds and rights to the assets of the Funds in the event that they are liquidated.

The Commodity Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds.

3.    FEDERAL INCOME TAXES.    As of March 31, 2016, the cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation on securities, for federal income tax purposes, were as follows (amounts in thousands):

				Net Tax
		Tax	Tax	Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation/
Portfolio	Securities	Appreciation	(Depreciation)	(Depreciation)
Value Portfolio	$509,710	$80,306	$(27,381)	$52,925
Institutional Value Portfolio	805,445	114,344	(39,959)	74,385
Growth Portfolio	592,417	192,859	(15,161)	177,698
Institutional Growth Portfolio	1,038,933	251,061	(22,610)	228,451
Small Cap Mid-Cap Portfolio	82,220	21,178	(6,685)	14,493
Institutional Small Cap-Mid Cap Portfolio	153,151	39,323	(8,927)	30,396
Real Estate Portfolio	114,304	29,519	(461)	29,058
Commodity Portfolio	999,621	160,763	(116,046)	44,717
ESG Growth Portfolio	126,932	3,995	(9,873)	(5,878)
Catholic Sri Growth	18,401	1,557	(154)	1,403
International Portfolio	1,179,149	97,705	(122,034)	(24,329)
Institutional International Portfolio	2,703,856	191,111	(327,123)	(136,012)
Emerging Markets Portfolio	2,046,055	77,644	(325,762)	(248,118)
Core Fixed Income Portfolio	86,512	1,678	(608)	1,070
Fixed Opportunity Portfolio	811,107	10,030	(47,183)	(37,153)
U.S. Government Fixed Income Portfolio	226,047	6,748	(341)	6,407
Inflation Protected Portfolio	483,083	13,454	(709)	12,745
U.S. Corporate Fixed Income Portfolio	262,145	4,007	(3,432)	575
U.S. Mortgage/Asset Backed Fixed Income Portfolio	212,436	4,164	(409)	3,755
Short-Term Municipal Portfolio	19,508	191	(5)	186
Intermediate Municipal Portfolio	404,873	14,818	(4,150)	10,668
Intermediate Municipal II Portfolio	71,880	3,397	(3)	3,394

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the difference between book and tax accretion methods for market discount.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item  3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HC Capital Trust

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Colette L. Bergman
Colette L. Bergman, Principal Financial Officer

Date May 27, 2016

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date May 27, 2016